UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

CityplaceBoston, StateMassachusetts  PostalCode02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders
Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C
Fidelity Advisor Freedom® Funds -2055, 2060 - Class A, Class T and Class C

Annual Report

March 31, 2016

Contents

Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.31)%	1.69%	2.96%
Class T (incl. 3.50% sales charge)	(4.40)%	1.90%	2.94%
Class B (incl. contingent deferred sales charge)	(6.26)%	1.75%	3.02%
Class C (incl. contingent deferred sales charge)	(2.31)%	2.11%	2.79%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,383	Fidelity Advisor Freedom® Income Fund - Class A
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.91)%	2.28%	2.99%
Class T (incl. 3.50% sales charge)	(4.90)%	2.51%	2.98%
Class B (incl. contingent deferred sales charge)	(6.71)%	2.35%	3.06%
Class C (incl. contingent deferred sales charge)	(2.92)%	2.70%	2.82%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,422	Fidelity Advisor Freedom® 2005 Fund - Class A
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.32)%	2.96%	3.49%
Class T (incl. 3.50% sales charge)	(5.35)%	3.19%	3.48%
Class B (incl. contingent deferred sales charge)	(7.00)%	3.07%	3.56%
Class C (incl. contingent deferred sales charge)	(3.32)%	3.42%	3.33%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,092	Fidelity Advisor Freedom® 2010 Fund - Class A
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.70)%	3.13%	3.46%
Class T (incl. 3.50% sales charge)	(5.74)%	3.36%	3.45%
Class B (incl. contingent deferred sales charge)	(7.44)%	3.23%	3.54%
Class C (incl. contingent deferred sales charge)	(3.69)%	3.59%	3.31%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31,2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,055	Fidelity Advisor Freedom® 2015 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.96)%	3.28%	3.26%
Class T (incl. 3.50% sales charge)	(6.00)%	3.51%	3.25%
Class B (incl. contingent deferred sales charge)	(7.68)%	3.39%	3.34%
Class C (incl. contingent deferred sales charge)	(4.04)%	3.73%	3.11%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,784	Fidelity Advisor Freedom® 2020 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(8.31)%	3.78%	3.52%
Class T (incl. 3.50% sales charge)	(6.34)%	4.01%	3.51%
Class B (incl. contingent deferred sales charge)	(8.03)%	3.90%	3.59%
Class C (incl. contingent deferred sales charge)	(4.32)%	4.24%	3.36%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,130	Fidelity Advisor Freedom® 2025 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(8.92)%	3.86%	3.18%
Class T (incl. 3.50% sales charge)	(7.04)%	4.10%	3.17%
Class B (incl. contingent deferred sales charge)	(8.73)%	3.97%	3.25%
Class C (incl. contingent deferred sales charge)	(5.02)%	4.32%	3.02%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,678	Fidelity Advisor Freedom® 2030 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(9.44)%	4.04%	3.29%
Class T (incl. 3.50% sales charge)	(7.44)%	4.28%	3.27%
Class B (incl. contingent deferred sales charge)	(9.21)%	4.16%	3.36%
Class C (incl. contingent deferred sales charge)	(5.50)%	4.49%	3.13%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,820	Fidelity Advisor Freedom® 2035 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(9.35)%	4.08%	3.21%
Class T (incl. 3.50% sales charge)	(7.43)%	4.31%	3.20%
Class B (incl. contingent deferred sales charge)	(9.17)%	4.19%	3.29%
Class C (incl. contingent deferred sales charge)	(5.55)%	4.53%	3.04%

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,722	Fidelity Advisor Freedom® 2040 Fund - Class A
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(9.38)%	4.15%	3.44%
Class T (incl. 3.50% sales charge)	(7.45)%	4.38%	3.43%
Class B (incl. contingent deferred sales charge)	(9.18)%	4.28%	3.52%
Class C (incl. contingent deferred sales charge)	(5.50)%	4.61%	3.30%

 A From June 1, 2006

 Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,945	Fidelity Advisor Freedom® 2045 Fund - Class A
$19,758	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(9.37)%	4.11%	3.32%
Class T (incl. 3.50% sales charge)	(7.44)%	4.35%	3.32%
Class B (incl. contingent deferred sales charge)	(9.20)%	4.21%	3.41%
Class C (incl. contingent deferred sales charge)	(5.59)%	4.54%	3.19%

 A From June 1, 2006

 Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,794	Fidelity Advisor Freedom® 2050 Fund - Class A
$19,758	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(9.41)%	4.52%
Class T (incl. 3.50% sales charge)	(7.47)%	4.76%
Class C (incl. contingent deferred sales charge)	(5.45)%	5.02%

 A From June 1, 2011

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,383	Fidelity Advisor Freedom® 2055 Fund - Class A
$17,384	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(9.42)%	(2.85)%
Class T (incl. 3.50% sales charge)	(7.45)%	(1.67)%
Class C (incl. contingent deferred sales charge)	(5.54)%	(0.03)%

 A From August 5, 2014

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,532	Fidelity Advisor Freedom® 2060 Fund - Class A
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S.equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market – telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, the share classes of each Advisor Freedom Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. growth-focused investments. In the non-U.S. equity asset class, both selection and allocation decisions contributed to relative results overall. At period end, our active positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.7	1.9
Fidelity Advisor Series Equity-Income Fund	3.1	3.3
Fidelity Advisor Series Growth & Income Fund	2.2	2.3
Fidelity Advisor Series Growth Opportunities Fund	1.1	1.2
Fidelity Advisor Series Opportunistic Insights Fund	1.6	1.7
Fidelity Advisor Series Small Cap Fund	0.9	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.1	2.2
Fidelity Series 100 Index Fund	0.9	1.0
Fidelity Series 1000 Value Index Fund	0.3	0.4
Fidelity Series All-Sector Equity Fund	2.1	2.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.2	0.3
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
	18.5	19.3
International Equity Funds
Fidelity Series Emerging Markets Fund	4.5	3.3
Fidelity Series International Growth Fund	2.1	1.8
Fidelity Series International Small Cap Fund	0.5	0.4
Fidelity Series International Value Fund	2.0	1.9
	9.1	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.1
Fidelity Series Inflation-Protected Bond Index Fund	3.8	3.5
Fidelity Series Investment Grade Bond Fund	38.7	41.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	46.9	49.0
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	9.0	7.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	16.5	17.0
	25.5	24.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.5%
International Equity Funds	9.1%
Bond Funds	46.9%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	389,769	$4,170,532
Fidelity Advisor Series Equity-Income Fund (a)	653,298	7,499,856
Fidelity Advisor Series Growth & Income Fund (a)	421,972	5,181,817
Fidelity Advisor Series Growth Opportunities Fund (a)	263,728	2,708,485
Fidelity Advisor Series Opportunistic Insights Fund (a)	268,434	3,870,818
Fidelity Advisor Series Small Cap Fund (a)	205,763	2,074,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	446,459	4,986,947
Fidelity Series 100 Index Fund (a)	168,311	2,263,782
Fidelity Series 1000 Value Index Fund (a)	80,390	830,427
Fidelity Series All-Sector Equity Fund (a)	395,628	4,980,957
Fidelity Series Commodity Strategy Fund (a)(b)	621,499	3,039,129
Fidelity Series Real Estate Equity Fund (a)	36,829	519,656
Fidelity Series Small Cap Opportunities Fund (a)	207,296	2,504,141
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,596,744)		44,630,640

International Equity Funds - 9.1%
Fidelity Series Emerging Markets Fund (a)	726,461	10,817,005
Fidelity Series International Growth Fund (a)	368,520	4,908,680
Fidelity Series International Small Cap Fund (a)	82,137	1,235,333
Fidelity Series International Value Fund (a)	533,280	4,868,843
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,525,899)		21,829,861

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (a)	159,630	1,514,889
Fidelity Series Floating Rate High Income Fund (a)	64,184	576,369
Fidelity Series High Income Fund (a)	836,229	7,250,104
Fidelity Series Inflation-Protected Bond Index Fund (a)	928,964	9,178,161
Fidelity Series Investment Grade Bond Fund (a)	8,257,831	93,313,492
Fidelity Series Real Estate Income Fund (a)	107,248	1,166,856
TOTAL BOND FUNDS
(Cost $111,438,118)		112,999,871

Short-Term Funds - 25.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,164,128	21,641,283
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	39,911,216	39,911,216
TOTAL SHORT-TERM FUNDS
(Cost $61,515,216)		61,552,499
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $234,075,977)		241,012,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64,164)
NET ASSETS - 100%		$240,948,707

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,424,024	$1,630,377	$1,806,443	$7,133	$4,170,532
Fidelity Advisor Series Equity-Income Fund	8,782,837	2,708,277	3,204,560	224,065	7,499,856
Fidelity Advisor Series Growth & Income Fund	6,026,084	2,017,373	2,322,220	113,857	5,181,817
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	1,120,092	2,755,812	17,727	2,708,485
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	1,854,924	1,768,758	--	3,870,818
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	8,913,026	6,855,373	211,844	21,641,283
Fidelity Advisor Series Small Cap Fund	2,474,429	780,826	864,245	5,662	2,074,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	2,063,602	2,141,925	88,333	4,986,947
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	45,871,673	14,662,672	20,623,129	94,956	39,911,216
Fidelity Series 100 Index Fund	2,637,039	653,559	1,071,629	56,688	2,263,782
Fidelity Series 1000 Value Index Fund	974,884	285,200	361,929	22,346	830,427
Fidelity Series All-Sector Equity Fund	5,826,625	1,992,088	2,240,412	49,013	4,980,957
Fidelity Series Commodity Strategy Fund	2,192,292	1,902,801	681,397	--	3,039,129
Fidelity Series Emerging Markets Debt Fund	1,679,019	354,401	483,806	98,594	1,514,889
Fidelity Series Emerging Markets Fund	7,360,983	6,686,343	2,429,529	113,709	10,817,005
Fidelity Series Floating Rate High Income Fund	1,358,066	178,369	905,762	37,319	576,369
Fidelity Series High Income Fund	9,184,343	1,982,325	2,927,527	486,844	7,250,104
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	2,135,170	2,625,028	4,762	9,178,161
Fidelity Series International Growth Fund	5,549,631	2,372,826	2,740,663	48,824	4,908,680
Fidelity Series International Small Cap Fund	1,249,186	544,760	531,149	9,336	1,235,333
Fidelity Series International Value Fund	5,361,104	2,412,309	2,490,462	91,944	4,868,843
Fidelity Series Investment Grade Bond Fund	113,168,186	19,206,804	36,386,425	2,976,039	93,313,492
Fidelity Series Real Estate Equity Fund	616,665	188,881	255,297	10,063	519,656
Fidelity Series Real Estate Income Fund	1,318,889	247,950	352,750	59,146	1,166,856
Fidelity Series Small Cap Opportunities Fund	2,997,769	967,205	1,135,029	10,724	2,504,141
Total	$272,847,411	$77,862,160	$99,961,259	$4,838,928	$241,012,871

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $234,075,977) — See accompanying schedule		$241,012,871
Receivable for investments sold		10,107,923
Receivable for fund shares sold		242,861
Total assets		251,363,655
Liabilities
Payable for investments purchased	$1,783,343
Payable for fund shares redeemed	8,576,988
Distribution and service plan fees payable	54,617
Total liabilities		10,414,948
Net Assets		$240,948,707
Net Assets consist of:
Paid in capital		$232,611,228
Undistributed net investment income		184,777
Accumulated undistributed net realized gain (loss) on investments		1,215,808
Net unrealized appreciation (depreciation) on investments		6,936,894
Net Assets		$240,948,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,210,627 ÷ 9,327,298 shares)		$10.64
Maximum offering price per share (100/94.25 of $10.64)		$11.29
Class T:
Net Asset Value and redemption price per share ($42,886,720 ÷ 4,036,459 shares)		$10.62
Maximum offering price per share (100/96.50 of $10.62)		$11.01
Class B:
Net Asset Value and offering price per share ($642,622 ÷ 60,486 shares)(a)		$10.62
Class C:
Net Asset Value and offering price per share ($14,711,982 ÷ 1,386,737 shares)(a)		$10.61
Class I:
Net Asset Value, offering price and redemption price per share ($83,496,756 ÷ 7,827,142 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,838,928
Expenses
Distribution and service plan fees	$684,753
Independent trustees' compensation	1,097
Total expenses before reductions	685,850
Expense reductions	(1,097)	684,753
Net investment income (loss)		4,154,175
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(169,387)
Capital gain distributions from underlying funds	3,677,776
Total net realized gain (loss)		3,508,389
Change in net unrealized appreciation (depreciation) on underlying funds		(9,566,078)
Net gain (loss)		(6,057,689)
Net increase (decrease) in net assets resulting from operations		$(1,903,514)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,154,175	$4,022,115
Net realized gain (loss)	3,508,389	6,595,029
Change in net unrealized appreciation (depreciation)	(9,566,078)	(638,347)
Net increase (decrease) in net assets resulting from operations	(1,903,514)	9,978,797
Distributions to shareholders from net investment income	(4,164,603)	(4,039,882)
Distributions to shareholders from net realized gain	(4,540,387)	(8,872,257)
Total distributions	(8,704,990)	(12,912,139)
Share transactions - net increase (decrease)	(21,181,266)	(14,514,229)
Total increase (decrease) in net assets	(31,789,770)	(17,447,571)
Net Assets
Beginning of period	272,738,477	290,186,048
End of period (including undistributed net investment income of $184,777 and undistributed net investment income of $323,481, respectively)	$240,948,707	$272,738,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.20	$11.21	$10.98	$10.85
Income from Investment Operations
Net investment income (loss)A	.18	.16	.12	.12	.15
Net realized and unrealized gain (loss)	(.25)	.24	.28	.37	.21
Total from investment operations	(.07)	.40	.40	.49	.36
Distributions from net investment income	(.18)	(.17)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.36)B	(.53)	(.41)	(.26)	(.23)
Net asset value, end of period	$10.64	$11.07	$11.20	$11.21	$10.98
Total ReturnC,D	(.59)%	3.65%	3.65%	4.53%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.48%	1.10%	1.08%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$99,211	$124,755	$147,818	$176,876	$166,658
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.19	$11.20	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.15	.14	.09	.09	.12
Net realized and unrealized gain (loss)	(.25)	.23	.28	.38	.20
Total from investment operations	(.10)	.37	.37	.47	.32
Distributions from net investment income	(.15)	(.14)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.34)	(.50)	(.38)	(.23)	(.20)
Net asset value, end of period	$10.62	$11.06	$11.19	$11.20	$10.96
Total ReturnB,C	(.93)%	3.39%	3.40%	4.35%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.23%	.85%	.83%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$42,887	$47,804	$53,019	$53,734	$56,246
Portfolio turnover rateD	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.18	$11.19	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.10	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.26)	.25	.28	.37	.19
Total from investment operations	(.16)	.33	.32	.41	.26
Distributions from net investment income	(.09)	(.08)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)	(.45)B	(.33)	(.18)	(.14)C
Net asset value, end of period	$10.62	$11.06	$11.18	$11.19	$10.96
Total ReturnD,E	(1.46)%	2.98%	2.86%	3.80%	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$643	$1,147	$1,681	$2,294	$2,889
Portfolio turnover rateF	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.17	$11.18	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.09	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.24)	.24	.28	.36	.20
Total from investment operations	(.15)	.32	.32	.40	.27
Distributions from net investment income	(.10)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)B	(.45)	(.33)	(.18)	(.15)
Net asset value, end of period	$10.61	$11.04	$11.17	$11.18	$10.96
Total ReturnC,D	(1.35)%	2.90%	2.89%	3.70%	2.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$14,712	$15,780	$15,735	$16,606	$17,170
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.23	$11.23	$11.00	$10.87
Income from Investment Operations
Net investment income (loss)A	.20	.19	.15	.15	.18
Net realized and unrealized gain (loss)	(.24)	.24	.29	.37	.20
Total from investment operations	(.04)	.43	.44	.52	.38
Distributions from net investment income	(.20)	(.19)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.39)	(.56)B	(.44)	(.29)C	(.25)
Net asset value, end of period	$10.67	$11.10	$11.23	$11.23	$11.00
Total ReturnD	(.34)%	3.89%	3.98%	4.75%	3.58%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.73%	1.35%	1.33%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$83,497	$83,253	$71,933	$77,976	$60,248
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.6	2.8
Fidelity Advisor Series Equity-Income Fund	4.7	5.0
Fidelity Advisor Series Growth & Income Fund	3.3	3.5
Fidelity Advisor Series Growth Opportunities Fund	1.7	1.8
Fidelity Advisor Series Opportunistic Insights Fund	2.4	2.6
Fidelity Advisor Series Small Cap Fund	1.3	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	3.4
Fidelity Series 100 Index Fund	1.4	1.5
Fidelity Series 1000 Value Index Fund	0.5	0.6
Fidelity Series All-Sector Equity Fund	3.1	3.4
Fidelity Series Commodity Strategy Fund	1.3	0.7
Fidelity Series Real Estate Equity Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	27.3	28.7
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.3
Fidelity Series International Growth Fund	3.4	3.3
Fidelity Series International Small Cap Fund	0.8	0.7
Fidelity Series International Value Fund	3.3	3.3
	13.0	11.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.2
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.1
Fidelity Series Investment Grade Bond Fund	34.5	36.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	42.2	43.9
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	6.1	4.8
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	11.4	11.0
	17.5	15.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	28.7%
International Equity Funds	11.6%
Bond Funds	43.9%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	564,087	$6,035,727
Fidelity Advisor Series Equity-Income Fund (a)	948,846	10,892,754
Fidelity Advisor Series Growth & Income Fund (a)	612,821	7,525,437
Fidelity Advisor Series Growth Opportunities Fund (a)	387,170	3,976,232
Fidelity Advisor Series Opportunistic Insights Fund (a)	388,451	5,601,464
Fidelity Advisor Series Small Cap Fund (a)	298,863	3,012,540
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	648,425	7,242,910
Fidelity Series 100 Index Fund (a)	244,445	3,287,789
Fidelity Series 1000 Value Index Fund (a)	116,766	1,206,197
Fidelity Series All-Sector Equity Fund (a)	574,625	7,234,534
Fidelity Series Commodity Strategy Fund (a)(b)	588,151	2,876,059
Fidelity Series Real Estate Equity Fund (a)	53,535	755,379
Fidelity Series Small Cap Opportunities Fund (a)	301,029	3,636,430
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,217,646)		63,283,452

International Equity Funds - 13.0%
Fidelity Series Emerging Markets Fund (a)	855,486	12,738,180
Fidelity Series International Growth Fund (a)	586,479	7,811,896
Fidelity Series International Small Cap Fund (a)	127,906	1,923,710
Fidelity Series International Value Fund (a)	849,038	7,751,721
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,024,095)		30,225,507

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund (a)	153,908	1,460,587
Fidelity Series Floating Rate High Income Fund (a)	63,476	570,016
Fidelity Series High Income Fund (a)	799,736	6,933,712
Fidelity Series Inflation-Protected Bond Index Fund (a)	780,595	7,712,280
Fidelity Series Investment Grade Bond Fund (a)	7,066,729	79,854,043
Fidelity Series Real Estate Income Fund (a)	104,136	1,132,996
TOTAL BOND FUNDS
(Cost $96,904,695)		97,663,634

Short-Term Funds - 17.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,415,162	14,151,615
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	26,306,963	26,306,963
TOTAL SHORT-TERM FUNDS
(Cost $40,439,197)		40,458,578
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $222,585,633)		231,631,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46,951)
NET ASSETS - 100%		$231,584,220

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,702,712	$2,029,486	$2,601,687	$9,780	$6,035,727
Fidelity Advisor Series Equity-Income Fund	13,391,307	3,255,346	4,636,721	324,430	10,892,754
Fidelity Advisor Series Growth & Income Fund	9,176,242	2,448,676	3,321,063	165,189	7,525,437
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	1,374,862	4,697,087	24,303	3,976,232
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	2,334,398	2,529,803	--	5,601,464
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	6,515,807	4,019,232	129,374	14,151,615
Fidelity Advisor Series Small Cap Fund	3,748,964	936,582	1,236,899	7,658	3,012,540
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	2,453,624	2,973,095	120,686	7,242,910
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	27,252,738	12,709,051	13,654,826	58,010	26,306,963
Fidelity Series 100 Index Fund	4,000,617	743,781	1,525,506	77,554	3,287,789
Fidelity Series 1000 Value Index Fund	1,484,482	327,131	509,652	30,570	1,206,197
Fidelity Series All-Sector Equity Fund	8,866,034	2,408,371	3,205,846	67,169	7,234,534
Fidelity Series Commodity Strategy Fund	2,129,392	1,750,093	656,354	--	2,876,059
Fidelity Series Emerging Markets Debt Fund	1,623,096	284,147	411,396	93,235	1,460,587
Fidelity Series Emerging Markets Fund	10,269,922	6,402,399	2,789,782	131,347	12,738,180
Fidelity Series Floating Rate High Income Fund	1,319,446	142,793	842,336	35,099	570,016
Fidelity Series High Income Fund	8,960,554	1,512,422	2,605,005	458,186	6,933,712
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	1,828,160	2,271,056	3,931	7,712,280
Fidelity Series International Growth Fund	9,292,472	2,788,428	3,769,872	79,939	7,811,896
Fidelity Series International Small Cap Fund	2,138,851	603,306	761,658	15,284	1,923,710
Fidelity Series International Value Fund	9,228,860	2,833,049	3,604,261	150,539	7,751,721
Fidelity Series Investment Grade Bond Fund	96,759,463	15,177,066	29,769,466	2,471,160	79,854,043
Fidelity Series Real Estate Equity Fund	927,084	251,284	373,501	14,217	755,379
Fidelity Series Real Estate Income Fund	1,292,021	216,762	330,360	56,053	1,132,996
Fidelity Series Small Cap Opportunities Fund	4,501,627	1,173,603	1,572,208	15,136	3,636,430
Total	$265,643,709	$72,500,627	$94,668,672	$4,538,849	$231,631,171

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $222,585,633) — See accompanying schedule		$231,631,171
Receivable for investments sold		3,798,628
Receivable for fund shares sold		140,314
Total assets		235,570,113
Liabilities
Payable for investments purchased	$3,752,161
Payable for fund shares redeemed	188,760
Distribution and service plan fees payable	44,972
Total liabilities		3,985,893
Net Assets		$231,584,220
Net Assets consist of:
Paid in capital		$219,351,139
Undistributed net investment income		661,799
Accumulated undistributed net realized gain (loss) on investments		2,525,744
Net unrealized appreciation (depreciation) on investments		9,045,538
Net Assets		$231,584,220
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,262,301 ÷ 11,737,411 shares)		$11.44
Maximum offering price per share (100/94.25 of $11.44)		$12.14
Class T:
Net Asset Value and redemption price per share ($29,346,744 ÷ 2,567,816 shares)		$11.43
Maximum offering price per share (100/96.50 of $11.43)		$11.84
Class B:
Net Asset Value and offering price per share ($335,083 ÷ 29,104 shares)(a)		$11.51
Class C:
Net Asset Value and offering price per share ($6,200,338 ÷ 543,206 shares)(a)		$11.41
Class I:
Net Asset Value, offering price and redemption price per share ($61,439,754 ÷ 5,336,831 shares)		$11.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,538,849
Expenses
Distribution and service plan fees	$580,864
Independent trustees' compensation	1,041
Total expenses before reductions	581,905
Expense reductions	(1,041)	580,864
Net investment income (loss)		3,957,985
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,233,423
Capital gain distributions from underlying funds	4,697,834
Total net realized gain (loss)		5,931,257
Change in net unrealized appreciation (depreciation) on underlying funds		(13,077,935)
Net gain (loss)		(7,146,678)
Net increase (decrease) in net assets resulting from operations		$(3,188,693)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,957,985	$4,363,408
Net realized gain (loss)	5,931,257	9,195,574
Change in net unrealized appreciation (depreciation)	(13,077,935)	(918,474)
Net increase (decrease) in net assets resulting from operations	(3,188,693)	12,640,508
Distributions to shareholders from net investment income	(4,007,125)	(4,425,821)
Distributions to shareholders from net realized gain	(6,638,092)	(9,763,778)
Total distributions	(10,645,217)	(14,189,599)
Share transactions - net increase (decrease)	(20,184,963)	(27,388,953)
Total increase (decrease) in net assets	(34,018,873)	(28,938,044)
Net Assets
Beginning of period	265,603,093	294,541,137
End of period (including undistributed net investment income of $661,799 and undistributed net investment income of $710,937, respectively)	$231,584,220	$265,603,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$12.17	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.19	.19	.13	.13	.15
Net realized and unrealized gain (loss)	(.34)	.36	.57	.53	.13
Total from investment operations	(.15)	.55	.70	.66	.28
Distributions from net investment income	(.20)	(.19)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.51)B	(.62)C	(.43)	(.21)D	(.28)
Net asset value, end of period	$11.44	$12.10	$12.17	$11.90	$11.45
Total ReturnE,F	(1.23)%	4.60%	5.98%	5.79%	2.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.54%	1.10%	1.16%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$134,262	$162,069	$187,224	$204,418	$193,977
Portfolio turnover rateG	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.16	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.16	.16	.10	.11	.13
Net realized and unrealized gain (loss)	(.33)	.35	.57	.52	.12
Total from investment operations	(.17)	.51	.67	.63	.25
Distributions from net investment income	(.17)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.49)	(.58)	(.41)	(.18)	(.25)
Net asset value, end of period	$11.43	$12.09	$12.16	$11.90	$11.45
Total ReturnB,C	(1.45)%	4.33%	5.68%	5.56%	2.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.29%	.85%	.91%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$29,347	$29,246	$29,912	$26,201	$22,316
Portfolio turnover rate D	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.20	$11.93	$11.47	$11.45
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.34)	.35	.58	.52	.12
Total from investment operations	(.24)	.45	.62	.57	.19
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	(.05)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.39)B	(.51)C	(.35)	(.11)	(.17)
Net asset value, end of period	$11.51	$12.14	$12.20	$11.93	$11.47
Total ReturnD,E	(1.97)%	3.75%	5.22%	5.00%	1.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$335	$623	$1,059	$1,162	$1,571
Portfolio turnover rate F	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.14	$11.87	$11.42	$11.42
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.33)	.34	.58	.52	.11
Total from investment operations	(.23)	.44	.62	.57	.18
Distributions from net investment income	(.10)	(.10)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.42)	(.52)	(.35)	(.12)	(.18)B
Net asset value, end of period	$11.41	$12.06	$12.14	$11.87	$11.42
Total ReturnC,D	(1.98)%	3.73%	5.28%	5.01%	1.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,200	$7,410	$8,910	$8,118	$8,053
Portfolio turnover rateE	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.25	$11.97	$11.51	$11.52
Income from Investment Operations
Net investment income (loss)A	.22	.22	.16	.16	.18
Net realized and unrealized gain (loss)	(.34)	.36	.58	.53	.11
Total from investment operations	(.12)	.58	.74	.69	.29
Distributions from net investment income	(.23)	(.23)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.55)	(.65)	(.46)	(.23)	(.30)B
Net asset value, end of period	$11.51	$12.18	$12.25	$11.97	$11.51
Total ReturnC	(1.04)%	4.85%	6.29%	6.11%	2.67%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.79%	1.35%	1.41%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$61,440	$66,255	$67,435	$70,364	$46,935
Portfolio turnover rateD	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.2	3.4
Fidelity Advisor Series Equity-Income Fund	5.8	6.1
Fidelity Advisor Series Growth & Income Fund	4.0	4.3
Fidelity Advisor Series Growth Opportunities Fund	2.1	2.2
Fidelity Advisor Series Opportunistic Insights Fund	3.0	3.2
Fidelity Advisor Series Small Cap Fund	1.6	1.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.9	4.1
Fidelity Series 100 Index Fund	1.8	1.9
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	3.9	4.1
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
	33.5	34.9
International Equity Funds
Fidelity Series Emerging Markets Fund	6.3	5.1
Fidelity Series International Growth Fund	4.3	4.2
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	4.3	4.3
	16.0	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	2.7	2.4
Fidelity Series Investment Grade Bond Fund	31.4	33.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.5	40.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.2	3.1
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	7.8	7.2
	12.0	10.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	16.0%
Bond Funds	38.5%
Short-Term Funds	12.0%

Six months ago
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,796,595	$19,223,571
Fidelity Advisor Series Equity-Income Fund (a)	3,022,007	34,692,643
Fidelity Advisor Series Growth & Income Fund (a)	1,951,813	23,968,262
Fidelity Advisor Series Growth Opportunities Fund (a)	1,233,072	12,663,650
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,237,220	17,840,714
Fidelity Advisor Series Small Cap Fund (a)	951,887	9,595,026
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,065,238	23,068,709
Fidelity Series 100 Index Fund (a)	778,562	10,471,663
Fidelity Series 1000 Value Index Fund (a)	371,889	3,841,614
Fidelity Series All-Sector Equity Fund (a)	1,830,185	23,042,034
Fidelity Series Commodity Strategy Fund (a)(b)	1,489,418	7,283,256
Fidelity Series Real Estate Equity Fund (a)	170,515	2,405,962
Fidelity Series Small Cap Opportunities Fund (a)	958,753	11,581,740
TOTAL DOMESTIC EQUITY FUNDS
(Cost $178,511,196)		199,678,844

International Equity Funds - 16.0%
Fidelity Series Emerging Markets Fund (a)	2,539,860	37,818,521
Fidelity Series International Growth Fund (a)	1,929,729	25,703,990
Fidelity Series International Small Cap Fund (a)	418,334	6,291,737
Fidelity Series International Value Fund (a)	2,793,864	25,507,981
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $89,098,994)		95,322,229

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund (a)	400,010	3,796,091
Fidelity Series Floating Rate High Income Fund (a)	165,450	1,485,738
Fidelity Series High Income Fund (a)	2,060,012	17,860,306
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,624,767	16,052,693
Fidelity Series Investment Grade Bond Fund (a)	16,578,001	187,331,407
Fidelity Series Real Estate Income Fund (a)	270,550	2,943,588
TOTAL BOND FUNDS
(Cost $227,833,859)		229,469,823

Short-Term Funds - 12.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,494,626	24,946,264
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	46,496,787	46,496,787
TOTAL SHORT-TERM FUNDS
(Cost $71,416,451)		71,443,051
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $566,860,500)		595,913,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137,296)
NET ASSETS - 100%		$595,776,651

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,599,954	$4,613,127	$7,645,508	$32,140	$19,223,571
Fidelity Advisor Series Equity-Income Fund	45,056,827	6,703,898	13,237,223	1,076,406	34,692,643
Fidelity Advisor Series Growth & Income Fund	30,943,437	5,350,447	9,644,405	548,085	23,968,262
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	3,122,769	15,179,624	79,862	12,663,650
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	5,747,198	7,451,426	--	17,840,714
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	10,855,157	5,682,762	229,260	24,946,264
Fidelity Advisor Series Small Cap Fund	12,640,557	2,054,271	3,618,307	25,566	9,595,026
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	5,525,256	8,538,390	397,892	23,068,709
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	47,582,889	23,779,501	24,865,603	103,361	46,496,787
Fidelity Series 100 Index Fund	13,490,045	1,347,368	4,558,155	255,884	10,471,663
Fidelity Series 1000 Value Index Fund	5,005,876	626,969	1,458,763	100,608	3,841,614
Fidelity Series All-Sector Equity Fund	29,927,257	5,150,655	9,209,056	221,079	23,042,034
Fidelity Series Commodity Strategy Fund	5,581,230	3,957,873	1,290,783	--	7,283,256
Fidelity Series Emerging Markets Debt Fund	4,486,769	407,954	998,896	252,142	3,796,091
Fidelity Series Emerging Markets Fund	34,362,056	15,158,117	7,753,785	418,268	37,818,521
Fidelity Series Floating Rate High Income Fund	3,608,996	206,492	2,193,563	94,764	1,485,738
Fidelity Series High Income Fund	24,702,874	2,223,740	6,500,352	1,237,902	17,860,306
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	2,792,107	4,484,868	8,416	16,052,693
Fidelity Series International Growth Fund	32,507,389	6,042,945	10,985,353	283,142	25,703,990
Fidelity Series International Small Cap Fund	7,484,713	1,305,628	2,267,575	54,035	6,291,737
Fidelity Series International Value Fund	32,287,313	6,167,934	10,404,694	533,202	25,507,981
Fidelity Series Investment Grade Bond Fund	244,493,979	18,687,523	69,896,105	6,086,009	187,331,407
Fidelity Series Real Estate Equity Fund	3,110,746	643,748	1,161,823	47,329	2,405,962
Fidelity Series Real Estate Income Fund	3,554,080	318,292	801,068	152,209	2,943,588
Fidelity Series Small Cap Opportunities Fund	15,179,590	2,579,828	4,588,048	50,205	11,581,740
Total	$733,064,654	$135,368,797	$234,416,135	$12,287,766	$595,913,947

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $566,860,500) — See accompanying schedule		$595,913,947
Receivable for investments sold		10,446,154
Receivable for fund shares sold		290,443
Total assets		606,650,544
Liabilities
Payable for investments purchased	$8,258,196
Payable for fund shares redeemed	2,483,211
Distribution and service plan fees payable	132,486
Total liabilities		10,873,893
Net Assets		$595,776,651
Net Assets consist of:
Paid in capital		$556,443,869
Undistributed net investment income		1,469,006
Accumulated undistributed net realized gain (loss) on investments		8,810,329
Net unrealized appreciation (depreciation) on investments		29,053,447
Net Assets		$595,776,651
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($328,231,914 ÷ 27,650,160 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class T:
Net Asset Value and redemption price per share ($92,542,832 ÷ 7,820,910 shares)		$11.83
Maximum offering price per share (100/96.50 of $11.83)		$12.26
Class B:
Net Asset Value and offering price per share ($1,137,140 ÷ 95,357 shares)(a)		$11.93
Class C:
Net Asset Value and offering price per share ($30,150,064 ÷ 2,563,389 shares)(a)		$11.76
Class I:
Net Asset Value, offering price and redemption price per share ($143,714,701 ÷ 12,052,785 shares)		$11.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,287,766
Expenses
Distribution and service plan fees	$1,762,922
Independent trustees' compensation	2,819
Total expenses before reductions	1,765,741
Expense reductions	(2,819)	1,762,922
Net investment income (loss)		10,524,844
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,236,940
Capital gain distributions from underlying funds	14,994,098
Total net realized gain (loss)		20,231,038
Change in net unrealized appreciation (depreciation) on underlying funds		(43,340,325)
Net gain (loss)		(23,109,287)
Net increase (decrease) in net assets resulting from operations		$(12,584,443)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,524,844	$12,144,985
Net realized gain (loss)	20,231,038	34,674,281
Change in net unrealized appreciation (depreciation)	(43,340,325)	(7,768,744)
Net increase (decrease) in net assets resulting from operations	(12,584,443)	39,050,522
Distributions to shareholders from net investment income	(10,584,608)	(12,574,317)
Distributions to shareholders from net realized gain	(23,587,615)	(36,739,965)
Total distributions	(34,172,223)	(49,314,282)
Share transactions - net increase (decrease)	(90,382,450)	(116,471,074)
Total increase (decrease) in net assets	(137,139,116)	(126,734,834)
Net Assets
Beginning of period	732,915,767	859,650,601
End of period (including undistributed net investment income of $1,469,006 and undistributed net investment income of $1,528,769, respectively)	$595,776,651	$732,915,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$12.91	$12.50	$11.89	$11.92
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.41)	.44	.82	.70	.12
Total from investment operations	(.21)	.64	.97	.86	.29
Distributions from net investment income	(.21)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.64)B	(.83)	(.56)	(.25)	(.32)C
Net asset value, end of period	$11.87	$12.72	$12.91	$12.50	$11.89
Total ReturnD,E	(1.67)%	5.08%	7.86%	7.33%	2.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.55%	1.15%	1.33%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$328,232	$431,498	$502,834	$540,980	$552,770
Portfolio turnover rateF	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.87	$12.46	$11.86	$11.88
Income from Investment Operations
Net investment income (loss)A	.17	.17	.11	.13	.14
Net realized and unrealized gain (loss)	(.41)	.43	.83	.69	.13
Total from investment operations	(.24)	.60	.94	.82	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.61)B	(.79)	(.53)	(.22)	(.29)C
Net asset value, end of period	$11.83	$12.68	$12.87	$12.46	$11.86
Total ReturnD,E	(1.92)%	4.81%	7.62%	6.98%	2.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.30%	.90%	1.08%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$92,543	$106,189	$124,997	$127,353	$132,044
Portfolio turnover rate F	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.91	$12.49	$11.87	$11.87
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.29)	.54	.87	.77	.21
Distributions from net investment income	(.09)	(.10)	(.03)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.52)	(.71)	(.45)B	(.15)	(.21)C
Net asset value, end of period	$11.93	$12.74	$12.91	$12.49	$11.87
Total ReturnD,E	(2.31)%	4.30%	7.01%	6.51%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.81%	.41%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$2,318	$3,921	$6,474	$9,154
Portfolio turnover rateF	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.79	$12.39	$11.79	$11.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.81	.69	.13
Total from investment operations	(.29)	.54	.86	.76	.21
Distributions from net investment income	(.11)	(.12)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.44)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.55)	(.73)	(.46)	(.16)	(.23)
Net asset value, end of period	$11.76	$12.60	$12.79	$12.39	$11.79
Total ReturnB,C	(2.39)%	4.33%	7.04%	6.49%	1.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.80%	.40%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,150	$34,839	$36,622	$38,562	$38,423
Portfolio turnover rateD	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.96	$12.55	$11.94	$11.96
Income from Investment Operations
Net investment income (loss)A	.23	.23	.18	.19	.20
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.17)	.67	1.00	.89	.33
Distributions from net investment income	(.24)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.68)	(.86)	(.59)	(.28)	(.35)B
Net asset value, end of period	$11.92	$12.77	$12.96	$12.55	$11.94
Total ReturnC	(1.40)%	5.34%	8.10%	7.56%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.80%	1.40%	1.58%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$143,715	$158,071	$191,276	$197,152	$156,459
Portfolio turnover rateD	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	6.9	7.2
Fidelity Advisor Series Growth & Income Fund	4.8	5.0
Fidelity Advisor Series Growth Opportunities Fund	2.5	2.6
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.7
Fidelity Advisor Series Small Cap Fund	1.9	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.6	4.8
Fidelity Series 100 Index Fund	2.1	2.2
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.6	4.8
Fidelity Series Commodity Strategy Fund	1.2	0.7
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
	39.6	40.7
International Equity Funds
Fidelity Series Emerging Markets Fund	6.9	5.6
Fidelity Series International Growth Fund	5.2	5.1
Fidelity Series International Small Cap Fund	1.3	1.2
Fidelity Series International Value Fund	5.2	5.2
	18.6	17.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.9	1.6
Fidelity Series Investment Grade Bond Fund	28.5	30.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	34.8	36.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	2.4	1.7
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	4.6	3.9
	7.0	5.6
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.8%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,867,403	$52,081,217
Fidelity Advisor Series Equity-Income Fund (a)	8,187,249	93,989,623
Fidelity Advisor Series Growth & Income Fund (a)	5,287,913	64,935,573
Fidelity Advisor Series Growth Opportunities Fund (a)	3,340,535	34,307,299
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,351,971	48,335,419
Fidelity Advisor Series Small Cap Fund (a)	2,578,891	25,995,222
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,595,191	62,498,286
Fidelity Series 100 Index Fund (a)	2,109,337	28,370,577
Fidelity Series 1000 Value Index Fund (a)	1,007,559	10,408,089
Fidelity Series All-Sector Equity Fund (a)	4,958,424	62,426,562
Fidelity Series Commodity Strategy Fund (a)(b)	3,371,354	16,485,920
Fidelity Series Real Estate Equity Fund (a)	461,941	6,517,993
Fidelity Series Small Cap Opportunities Fund (a)	2,597,429	31,376,947
TOTAL DOMESTIC EQUITY FUNDS
(Cost $480,387,675)		537,728,727

International Equity Funds - 18.6%
Fidelity Series Emerging Markets Fund (a)	6,331,796	94,280,441
Fidelity Series International Growth Fund (a)	5,340,393	71,134,041
Fidelity Series International Small Cap Fund (a)	1,142,431	17,182,157
Fidelity Series International Value Fund (a)	7,732,620	70,598,819
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $232,744,159)		253,195,458

Bond Funds - 34.8%
Fidelity Series Emerging Markets Debt Fund (a)	908,556	8,622,195
Fidelity Series Floating Rate High Income Fund (a)	376,927	3,384,803
Fidelity Series High Income Fund (a)	4,697,378	40,726,263
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,614,799	25,834,217
Fidelity Series Investment Grade Bond Fund (a)	34,227,830	386,774,484
Fidelity Series Real Estate Income Fund (a)	621,011	6,756,603
TOTAL BOND FUNDS
(Cost $469,305,278)		472,098,565

Short-Term Funds - 7.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,322,541	33,225,405
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	62,275,115	62,275,115
TOTAL SHORT-TERM FUNDS
(Cost $95,476,843)		95,500,520
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,277,913,955)		1,358,523,270
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290,524)
NET ASSETS - 100%		$1,358,232,746

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$60,355,784	$12,422,591	$19,751,230	$87,148	$52,081,217
Fidelity Advisor Series Equity-Income Fund	119,514,300	17,453,366	32,661,812	2,887,602	93,989,623
Fidelity Advisor Series Growth & Income Fund	82,596,407	13,667,865	24,110,646	1,471,976	64,935,573
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	8,203,629	37,537,716	216,552	34,307,299
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	15,132,457	18,937,304	--	48,335,419
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	16,671,859	6,861,524	287,205	33,225,405
Fidelity Advisor Series Small Cap Fund	33,758,528	5,198,418	8,940,184	69,438	25,995,222
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	14,486,784	21,586,577	1,074,689	62,498,286
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	55,771,057	42,585,380	36,081,322	131,740	62,275,115
Fidelity Series 100 Index Fund	36,009,723	3,402,288	11,547,130	691,300	28,370,577
Fidelity Series 1000 Value Index Fund	13,354,709	1,584,429	3,631,676	271,681	10,408,089
Fidelity Series All-Sector Equity Fund	79,949,155	13,500,322	23,387,805	596,896	62,426,562
Fidelity Series Commodity Strategy Fund	12,779,891	8,743,765	2,799,066	--	16,485,920
Fidelity Series Emerging Markets Debt Fund	10,307,125	947,617	2,399,236	578,348	8,622,195
Fidelity Series Emerging Markets Fund	88,555,975	34,988,208	19,060,164	1,060,570	94,280,441
Fidelity Series Floating Rate High Income Fund	8,218,284	530,500	5,046,422	218,511	3,384,803
Fidelity Series High Income Fund	57,095,261	4,464,996	14,908,362	2,846,713	40,726,263
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	5,927,421	7,180,785	12,133	25,834,217
Fidelity Series International Growth Fund	88,717,088	14,821,430	27,122,457	798,908	71,134,041
Fidelity Series International Small Cap Fund	20,424,637	3,284,555	5,830,167	152,255	17,182,157
Fidelity Series International Value Fund	88,103,016	15,216,492	25,562,246	1,504,471	70,598,819
Fidelity Series Investment Grade Bond Fund	515,166,588	38,323,649	154,046,969	12,784,538	386,774,484
Fidelity Series Real Estate Equity Fund	8,258,993	1,994,062	3,235,726	127,489	6,517,993
Fidelity Series Real Estate Income Fund	8,086,633	704,345	1,741,674	349,233	6,756,603
Fidelity Series Small Cap Opportunities Fund	40,506,944	5,985,367	10,814,126	134,878	31,376,947
Total	$1,681,512,150	$300,241,795	$524,782,326	$28,354,274	$1,358,523,270

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,277,913,955) — See accompanying schedule		$1,358,523,270
Receivable for investments sold		20,971,425
Receivable for fund shares sold		666,656
Total assets		1,380,161,351
Liabilities
Payable for investments purchased	$16,534,409
Payable for fund shares redeemed	5,107,083
Distribution and service plan fees payable	287,113
Total liabilities		21,928,605
Net Assets		$1,358,232,746
Net Assets consist of:
Paid in capital		$1,250,144,017
Undistributed net investment income		2,820,018
Accumulated undistributed net realized gain (loss) on investments		24,659,396
Net unrealized appreciation (depreciation) on investments		80,609,315
Net Assets		$1,358,232,746
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($739,928,701 ÷ 62,636,591 shares)		$11.81
Maximum offering price per share (100/94.25 of $11.81)		$12.53
Class T:
Net Asset Value and redemption price per share ($190,017,517 ÷ 16,113,073 shares)		$11.79
Maximum offering price per share (100/96.50 of $11.79)		$12.22
Class B:
Net Asset Value and offering price per share ($3,121,158 ÷ 263,502 shares)(a)		$11.84
Class C:
Net Asset Value and offering price per share ($63,443,330 ÷ 5,415,003 shares)(a)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($361,722,040 ÷ 30,385,908 shares)		$11.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$28,354,274
Expenses
Distribution and service plan fees	$3,812,323
Independent trustees' compensation	6,462
Total expenses before reductions	3,818,785
Expense reductions	(6,462)	3,812,323
Net investment income (loss)		24,541,951
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,660,776
Capital gain distributions from underlying funds	39,607,163
Total net realized gain (loss)		50,267,939
Change in net unrealized appreciation (depreciation) on underlying funds		(109,109,140)
Net gain (loss)		(58,841,201)
Net increase (decrease) in net assets resulting from operations		$(34,299,250)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,541,951	$27,920,297
Net realized gain (loss)	50,267,939	80,421,644
Change in net unrealized appreciation (depreciation)	(109,109,140)	(13,336,268)
Net increase (decrease) in net assets resulting from operations	(34,299,250)	95,005,673
Distributions to shareholders from net investment income	(24,608,645)	(28,451,885)
Distributions to shareholders from net realized gain	(53,287,893)	(87,342,389)
Total distributions	(77,896,538)	(115,794,274)
Share transactions - net increase (decrease)	(210,704,885)	(187,872,029)
Total increase (decrease) in net assets	(322,900,673)	(208,660,630)
Net Assets
Beginning of period	1,681,133,419	1,889,794,049
End of period (including undistributed net investment income of $2,820,018 and undistributed net investment income of $3,430,940, respectively)	$1,358,232,746	$1,681,133,419

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.87	$12.47	$11.85	$11.87
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.45)	.49	.89	.71	.13
Total from investment operations	(.25)	.69	1.04	.87	.30
Distributions from net investment income	(.21)	(.21)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.64)	(.86)B	(.64)C	(.25)	(.32)
Net asset value, end of period	$11.81	$12.70	$12.87	$12.47	$11.85
Total ReturnD,E	(2.07)%	5.51%	8.54%	7.45%	2.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.58%	1.19%	1.36%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$739,929	$967,164	$1,086,606	$1,181,020	$1,101,302
Portfolio turnover rateF	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.85	$12.46	$11.83	$11.85
Income from Investment Operations
Net investment income (loss)A	.17	.17	.12	.13	.14
Net realized and unrealized gain (loss)	(.45)	.48	.88	.72	.13
Total from investment operations	(.28)	.65	1.00	.85	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.61)	(.82)	(.61)	(.22)	(.29)
Net asset value, end of period	$11.79	$12.68	$12.85	$12.46	$11.83
Total ReturnB,C	(2.32)%	5.26%	8.20%	7.28%	2.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.33%	.94%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$190,018	$208,468	$226,663	$227,022	$213,366
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.84	$12.44	$11.81	$11.82
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.94	.78	.22
Distributions from net investment income	(.08)	(.10)	(.05)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.51)	(.74)	(.54)	(.15)	(.23)B
Net asset value, end of period	$11.84	$12.69	$12.84	$12.44	$11.81
Total ReturnC,D	(2.78)%	4.73%	7.68%	6.65%	1.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,121	$7,600	$12,232	$17,411	$23,552
Portfolio turnover rateE	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.77	$12.39	$11.77	$11.79
Income from Investment Operations
Net investment income (loss)A	.11	.11	.05	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.93	.78	.22
Distributions from net investment income	(.11)	(.12)	(.06)	(.07)	(.09)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.54)	(.76)	(.55)	(.16)	(.24)
Net asset value, end of period	$11.72	$12.60	$12.77	$12.39	$11.77
Total ReturnB,C	(2.76)%	4.75%	7.65%	6.70%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$63,443	$72,725	$75,682	$72,115	$70,220
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.96	$12.56	$11.93	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.24	.18	.19	.20
Net realized and unrealized gain (loss)	(.45)	.48	.90	.72	.14
Total from investment operations	(.22)	.72	1.08	.91	.34
Distributions from net investment income	(.24)	(.25)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.67)	(.89)	(.68)	(.28)	(.35)B
Net asset value, end of period	$11.90	$12.79	$12.96	$12.56	$11.93
Total ReturnC	(1.80)%	5.74%	8.75%	7.74%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.89%	1.83%	1.44%	1.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$361,722	$425,176	$488,611	$467,604	$348,068
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.3	4.4
Fidelity Advisor Series Equity-Income Fund	7.7	8.0
Fidelity Advisor Series Growth & Income Fund	5.3	5.5
Fidelity Advisor Series Growth Opportunities Fund	2.8	2.9
Fidelity Advisor Series Opportunistic Insights Fund	4.0	4.1
Fidelity Advisor Series Small Cap Fund	2.1	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	5.3
Fidelity Series 100 Index Fund	2.3	2.4
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.1	5.3
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.5	0.6
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	43.9	45.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.4	6.0
Fidelity Series International Growth Fund	5.8	5.7
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	5.8
	20.4	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.1	0.8
Fidelity Series Investment Grade Bond Fund	24.9	26.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	30.3	32.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.9	1.2
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	3.5	2.8
	5.4	4.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	18.8%
Bond Funds	32.2%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,822,380	$115,799,462
Fidelity Advisor Series Equity-Income Fund (a)	18,203,728	208,978,797
Fidelity Advisor Series Growth & Income Fund (a)	11,757,101	144,377,200
Fidelity Advisor Series Growth Opportunities Fund (a)	7,427,297	76,278,340
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,452,838	107,469,917
Fidelity Advisor Series Small Cap Fund (a)	5,734,014	57,798,864
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,440,443	138,959,744
Fidelity Series 100 Index Fund (a)	4,689,903	63,079,196
Fidelity Series 1000 Value Index Fund (a)	2,240,292	23,142,211
Fidelity Series All-Sector Equity Fund (a)	11,024,664	138,800,525
Fidelity Series Commodity Strategy Fund (a)(b)	6,745,384	32,984,928
Fidelity Series Real Estate Equity Fund (a)	1,027,118	14,492,629
Fidelity Series Small Cap Opportunities Fund (a)	5,774,996	69,761,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,085,177,770)		1,191,923,769

International Equity Funds - 20.4%
Fidelity Series Emerging Markets Fund (a)	13,448,990	200,255,462
Fidelity Series International Growth Fund (a)	11,941,450	159,060,118
Fidelity Series International Small Cap Fund (a)	2,535,863	38,139,374
Fidelity Series International Value Fund (a)	17,291,626	157,872,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $519,625,785)		555,327,495

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,820,383	17,275,432
Fidelity Series Floating Rate High Income Fund (a)	752,620	6,758,527
Fidelity Series High Income Fund (a)	9,394,770	81,452,654
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,973,675	29,379,906
Fidelity Series Investment Grade Bond Fund (a)	59,841,034	676,203,688
Fidelity Series Real Estate Income Fund (a)	1,251,470	13,615,994
TOTAL BOND FUNDS
(Cost $834,531,359)		824,686,201

Short-Term Funds - 5.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,108,532	51,085,323
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	95,816,471	95,816,471
TOTAL SHORT-TERM FUNDS
(Cost $146,863,340)		146,901,794
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,586,198,254)		2,718,839,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(562,778)
NET ASSETS - 100%		$2,718,276,481

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$126,386,871	$25,284,397	$33,831,850	$190,738	$115,799,462
Fidelity Advisor Series Equity-Income Fund	249,704,693	36,412,503	55,043,778	6,188,732	208,978,797
Fidelity Advisor Series Growth & Income Fund	173,080,838	27,580,842	40,911,014	3,153,096	144,377,200
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	17,232,881	70,192,713	473,957	76,278,340
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	31,399,958	32,754,175	--	107,469,917
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	28,949,463	7,439,415	397,791	51,085,323
Fidelity Advisor Series Small Cap Fund	70,690,728	11,006,793	15,260,423	151,431	57,798,864
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	29,677,010	35,970,568	2,358,580	138,959,744
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	67,858,030	79,236,488	51,278,046	186,666	95,816,471
Fidelity Series 100 Index Fund	75,410,032	6,772,322	20,186,452	1,517,585	63,079,196
Fidelity Series 1000 Value Index Fund	27,702,811	3,488,258	6,114,097	596,601	23,142,211
Fidelity Series All-Sector Equity Fund	167,651,764	27,624,463	39,939,536	1,309,910	138,800,525
Fidelity Series Commodity Strategy Fund	24,138,851	17,042,374	3,901,306	--	32,984,928
Fidelity Series Emerging Markets Debt Fund	19,527,200	1,942,839	3,759,749	1,121,505	17,275,432
Fidelity Series Emerging Markets Fund	182,198,442	68,340,984	29,429,814	2,230,134	200,255,462
Fidelity Series Floating Rate High Income Fund	15,543,509	920,780	9,085,880	424,562	6,758,527
Fidelity Series High Income Fund	109,195,867	8,854,887	25,099,936	5,552,529	81,452,654
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	9,272,185	7,034,931	13,763	29,379,906
Fidelity Series International Growth Fund	187,596,587	29,218,724	46,109,558	1,768,924	159,060,118
Fidelity Series International Small Cap Fund	43,194,786	6,680,487	10,154,835	336,814	38,139,374
Fidelity Series International Value Fund	186,353,512	29,839,872	42,529,905	3,331,151	157,872,541
Fidelity Series Investment Grade Bond Fund	858,554,110	70,109,052	231,302,900	21,805,135	676,203,688
Fidelity Series Real Estate Equity Fund	17,274,870	3,875,359	5,651,077	276,921	14,492,629
Fidelity Series Real Estate Income Fund	15,325,390	1,362,822	2,512,092	685,319	13,615,994
Fidelity Series Small Cap Opportunities Fund	84,939,720	11,894,733	17,906,344	291,377	69,761,956
Total	$3,182,138,304	$584,020,476	$843,400,394	$54,363,221	$2,718,839,259

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,586,198,254) — See accompanying schedule		$2,718,839,259
Receivable for investments sold		41,287,402
Receivable for fund shares sold		2,436,602
Total assets		2,762,563,263
Liabilities
Payable for investments purchased	$32,828,012
Payable for fund shares redeemed	10,903,960
Distribution and service plan fees payable	554,810
Total liabilities		44,286,782
Net Assets		$2,718,276,481
Net Assets consist of:
Paid in capital		$2,528,680,377
Undistributed net investment income		4,124,116
Accumulated undistributed net realized gain (loss) on investments		52,830,983
Net unrealized appreciation (depreciation) on investments		132,641,005
Net Assets		$2,718,276,481
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,442,825,955 ÷ 115,296,850 shares)		$12.51
Maximum offering price per share (100/94.25 of $12.51)		$13.27
Class T:
Net Asset Value and redemption price per share ($394,406,303 ÷ 31,526,969 shares)		$12.51
Maximum offering price per share (100/96.50 of $12.51)		$12.96
Class B:
Net Asset Value and offering price per share ($8,008,287 ÷ 637,765 shares)(a)		$12.56
Class C:
Net Asset Value and offering price per share ($105,128,214 ÷ 8,462,331 shares)(a)		$12.42
Class I:
Net Asset Value, offering price and redemption price per share ($767,907,722 ÷ 60,913,227 shares)		$12.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$54,363,221
Expenses
Distribution and service plan fees	$7,253,124
Independent trustees' compensation	12,477
Total expenses before reductions	7,265,601
Expense reductions	(12,477)	7,253,124
Net investment income (loss)		47,110,097
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,852,996
Capital gain distributions from underlying funds	85,023,475
Total net realized gain (loss)		94,876,471
Change in net unrealized appreciation (depreciation) on underlying funds		(213,772,148)
Net gain (loss)		(118,895,677)
Net increase (decrease) in net assets resulting from operations		$(71,785,580)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,110,097	$51,885,755
Net realized gain (loss)	94,876,471	150,944,017
Change in net unrealized appreciation (depreciation)	(213,772,148)	(17,185,181)
Net increase (decrease) in net assets resulting from operations	(71,785,580)	185,644,591
Distributions to shareholders from net investment income	(47,618,996)	(52,702,785)
Distributions to shareholders from net realized gain	(93,543,927)	(151,703,673)
Total distributions	(141,162,923)	(204,406,458)
Share transactions - net increase (decrease)	(250,269,433)	(188,969,138)
Total increase (decrease) in net assets	(463,217,936)	(207,731,005)
Net Assets
Beginning of period	3,181,494,417	3,389,225,422
End of period (including undistributed net investment income of $4,124,116 and undistributed net investment income of $5,740,153, respectively)	$2,718,276,481	$3,181,494,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.35	$12.45
Income from Investment Operations
Net investment income (loss)A	.21	.22	.16	.18	.19
Net realized and unrealized gain (loss)	(.51)	.55	1.04	.78	.06
Total from investment operations	(.30)	.77	1.20	.96	.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.63)B	(.87)	(.71)	(.26)	(.35)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.35
Total ReturnD,E	(2.35)%	5.82%	9.38%	7.91%	2.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.59%	1.22%	1.44%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,442,826	$1,775,399	$1,910,164	$1,944,691	$1,740,500
Portfolio turnover rateF	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.34	$12.45
Income from Investment Operations
Net investment income (loss)A	.18	.18	.13	.15	.16
Net realized and unrealized gain (loss)	(.52)	.55	1.03	.79	.05
Total from investment operations	(.34)	.73	1.16	.94	.21
Distributions from net investment income	(.18)	(.19)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.59)	(.83)	(.67)B	(.23)	(.32)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.34
Total ReturnD,E	(2.59)%	5.56%	9.11%	7.72%	1.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.34%	.97%	1.19%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$394,406	$440,674	$465,828	$430,153	$386,416
Portfolio turnover rateF	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$13.53	$13.04	$12.32	$12.41
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.50)	.56	1.03	.79	.06
Total from investment operations	(.39)	.67	1.09	.88	.16
Distributions from net investment income	(.09)	(.11)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.50)	(.75)	(.60)B	(.16)	(.25)
Net asset value, end of period	$12.56	$13.45	$13.53	$13.04	$12.32
Total ReturnC,D	(3.01)%	5.04%	8.49%	7.19%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.48%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$8,008	$16,005	$24,060	$33,074	$43,138
Portfolio turnover rate E	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.45	$12.97	$12.27	$12.37
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.51)	.55	1.03	.78	.06
Total from investment operations	(.40)	.66	1.09	.87	.16
Distributions from net investment income	(.12)	(.12)	(.07)	(.08)	(.09)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.53)	(.76)	(.61)	(.17)B	(.26)
Net asset value, end of period	$12.42	$13.35	$13.45	$12.97	$12.27
Total ReturnC,D	(3.11)%	5.07%	8.57%	7.13%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.47%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$105,128	$112,535	$113,194	$102,576	$97,550
Portfolio turnover rateE	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.63	$13.14	$12.42	$12.53
Income from Investment Operations
Net investment income (loss)A	.24	.25	.20	.21	.22
Net realized and unrealized gain (loss)	(.51)	.56	1.03	.80	.05
Total from investment operations	(.27)	.81	1.23	1.01	.27
Distributions from net investment income	(.25)	(.26)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.66)	(.90)	(.74)	(.29)	(.38)B
Net asset value, end of period	$12.61	$13.54	$13.63	$13.14	$12.42
Total ReturnC	(2.07)%	6.13%	9.58%	8.28%	2.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.84%	1.47%	1.69%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$767,908	$836,880	$875,979	$777,288	$555,462
Portfolio turnover rateD	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.7	5.0
Fidelity Advisor Series Equity-Income Fund	8.5	8.9
Fidelity Advisor Series Growth & Income Fund	5.9	6.2
Fidelity Advisor Series Growth Opportunities Fund	3.1	3.3
Fidelity Advisor Series Opportunistic Insights Fund	4.4	4.6
Fidelity Advisor Series Small Cap Fund	2.4	2.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.7	5.9
Fidelity Series 100 Index Fund	2.6	2.7
Fidelity Series 1000 Value Index Fund	0.9	1.0
Fidelity Series All-Sector Equity Fund	5.7	5.9
Fidelity Series Commodity Strategy Fund	1.3	0.7
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.8	3.0
	48.6	50.3
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.5
Fidelity Series International Growth Fund	6.6	6.5
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	6.5	6.6
	22.5	21.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	19.9	19.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.7	24.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.5	1.1
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	2.7	2.7
	4.2	3.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.5%
Bond Funds	24.7%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	21.1%
Bond Funds	24.8%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,869,872	$137,707,630
Fidelity Advisor Series Equity-Income Fund (a)	21,647,796	248,516,697
Fidelity Advisor Series Growth & Income Fund (a)	13,981,402	171,691,621
Fidelity Advisor Series Growth Opportunities Fund (a)	8,832,439	90,709,153
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,862,851	127,802,313
Fidelity Advisor Series Small Cap Fund (a)	6,818,758	68,733,085
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,794,060	165,249,648
Fidelity Series 100 Index Fund (a)	5,577,142	75,012,557
Fidelity Series 1000 Value Index Fund (a)	2,664,016	27,519,283
Fidelity Series All-Sector Equity Fund (a)	13,110,333	165,059,094
Fidelity Series Commodity Strategy Fund (a)(b)	7,443,044	36,396,483
Fidelity Series Real Estate Equity Fund (a)	1,221,356	17,233,328
Fidelity Series Small Cap Opportunities Fund (a)	6,867,526	82,959,715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,291,556,362)		1,414,590,607

International Equity Funds - 22.5%
Fidelity Series Emerging Markets Fund (a)	15,315,477	228,047,458
Fidelity Series International Growth Fund (a)	14,349,220	191,131,613
Fidelity Series International Small Cap Fund (a)	3,042,899	45,765,205
Fidelity Series International Value Fund (a)	20,778,338	189,706,229
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $617,734,862)		654,650,505

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,963,700	18,635,514
Fidelity Series Floating Rate High Income Fund (a)	807,699	7,253,136
Fidelity Series High Income Fund (a)	10,012,169	86,805,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,486,173	14,683,385
Fidelity Series Investment Grade Bond Fund (a)	51,221,364	578,801,411
Fidelity Series Real Estate Income Fund (a)	1,344,486	14,628,008
TOTAL BOND FUNDS
(Cost $733,678,179)		720,806,956

Short-Term Funds - 4.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,251,701	42,517,011
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	79,546,299	79,546,299
TOTAL SHORT-TERM FUNDS
(Cost $122,022,238)		122,063,310
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,764,991,641)		2,912,111,378
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574,518)
NET ASSETS - 100%		$2,911,536,860

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,312,076	$31,842,698	$36,063,638	$224,082	$137,707,630
Fidelity Advisor Series Equity-Income Fund	287,919,939	48,042,854	61,558,174	7,198,173	248,516,697
Fidelity Advisor Series Growth & Income Fund	198,720,089	34,785,216	43,790,562	3,662,230	171,691,621
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	22,124,891	76,500,515	556,815	90,709,153
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	38,778,988	34,941,940	--	127,802,313
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	23,371,882	7,384,241	382,605	42,517,011
Fidelity Advisor Series Small Cap Fund	80,717,054	14,020,054	15,881,799	177,697	68,733,085
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	38,298,308	38,716,508	2,771,902	165,249,648
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	61,834,339	68,123,891	50,411,932	179,100	79,546,299
Fidelity Series 100 Index Fund	86,640,901	8,969,511	21,836,705	1,783,901	75,012,557
Fidelity Series 1000 Value Index Fund	32,149,422	4,380,753	6,731,087	701,565	27,519,283
Fidelity Series All-Sector Equity Fund	192,228,807	34,759,930	42,530,740	1,538,888	165,059,094
Fidelity Series Commodity Strategy Fund	24,344,902	20,041,041	3,533,324	--	36,396,483
Fidelity Series Emerging Markets Debt Fund	19,479,638	2,563,348	2,969,995	1,170,933	18,635,514
Fidelity Series Emerging Markets Fund	199,588,748	79,077,516	26,659,636	2,515,871	228,047,458
Fidelity Series Floating Rate High Income Fund	15,675,548	1,083,751	8,858,694	440,665	7,253,136
Fidelity Series High Income Fund	107,265,912	13,533,872	22,109,759	5,740,327	86,805,502
Fidelity Series Inflation-Protected Bond Index Fund	--	15,924,657	1,595,321	3,467	14,683,385
Fidelity Series International Growth Fund	218,286,518	35,027,304	48,033,274	2,118,282	191,131,613
Fidelity Series International Small Cap Fund	50,252,763	8,543,845	11,040,169	405,128	45,765,205
Fidelity Series International Value Fund	216,774,929	35,985,115	43,955,114	3,989,061	189,706,229
Fidelity Series Investment Grade Bond Fund	625,967,564	128,996,103	160,861,410	16,958,970	578,801,411
Fidelity Series Real Estate Equity Fund	19,959,849	4,875,225	6,523,735	322,353	17,233,328
Fidelity Series Real Estate Income Fund	15,385,608	1,932,021	2,120,482	714,924	14,628,008
Fidelity Series Small Cap Opportunities Fund	97,449,201	15,852,658	19,638,941	341,203	82,959,715
Total	$3,203,688,517	$730,935,432	$794,247,695	$53,898,142	$2,912,111,378

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,764,991,641) — See accompanying schedule		$2,912,111,378
Receivable for investments sold		40,011,423
Receivable for fund shares sold		1,958,123
Total assets		2,954,080,924
Liabilities
Payable for investments purchased	$30,971,983
Payable for fund shares redeemed	11,008,138
Distribution and service plan fees payable	563,943
Total liabilities		42,544,064
Net Assets		$2,911,536,860
Net Assets consist of:
Paid in capital		$2,698,085,268
Undistributed net investment income		3,486,793
Accumulated undistributed net realized gain (loss) on investments		62,845,062
Net unrealized appreciation (depreciation) on investments		147,119,737
Net Assets		$2,911,536,860
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,543,664,653 ÷ 125,611,211 shares)		$12.29
Maximum offering price per share (100/94.25 of $12.29)		$13.04
Class T:
Net Asset Value and redemption price per share ($399,088,214 ÷ 32,415,770 shares)		$12.31
Maximum offering price per share (100/96.50 of $12.31)		$12.76
Class B:
Net Asset Value and offering price per share ($6,071,215 ÷ 494,561 shares)(a)		$12.28
Class C:
Net Asset Value and offering price per share ($91,940,828 ÷ 7,575,046 shares)(a)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($870,771,950 ÷ 70,275,555 shares)		$12.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$53,898,142
Expenses
Distribution and service plan fees	$7,258,809
Independent trustees' compensation	12,905
Total expenses before reductions	7,271,714
Expense reductions	(12,905)	7,258,809
Net investment income (loss)		46,639,333
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,337,735
Capital gain distributions from underlying funds	97,799,646
Total net realized gain (loss)		107,137,381
Change in net unrealized appreciation (depreciation) on underlying funds		(237,602,638)
Net gain (loss)		(130,465,257)
Net increase (decrease) in net assets resulting from operations		$(83,825,924)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,639,333	$50,135,549
Net realized gain (loss)	107,137,381	163,813,037
Change in net unrealized appreciation (depreciation)	(237,602,638)	(18,060,813)
Net increase (decrease) in net assets resulting from operations	(83,825,924)	195,887,773
Distributions to shareholders from net investment income	(46,581,381)	(51,154,371)
Distributions to shareholders from net realized gain	(99,971,356)	(158,637,898)
Total distributions	(146,552,737)	(209,792,269)
Share transactions - net increase (decrease)	(61,140,430)	(32,226,786)
Total increase (decrease) in net assets	(291,519,091)	(46,131,282)
Net Assets
Beginning of period	3,203,055,951	3,249,187,233
End of period (including undistributed net investment income of $3,486,793 and undistributed net investment income of $4,314,157, respectively)	$2,911,536,860	$3,203,055,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.33	$12.72	$11.91	$12.09
Income from Investment Operations
Net investment income (loss)A	.19	.21	.16	.18	.18
Net realized and unrealized gain (loss)	(.54)	.60	1.26	.88	(.01)
Total from investment operations	(.35)	.81	1.42	1.06	.17
Distributions from net investment income	(.20)	(.22)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.61)B	(.89)	(.81)C	(.25)	(.35)
Net asset value, end of period	$12.29	$13.25	$13.33	$12.72	$11.91
Total ReturnD,E	(2.72)%	6.26%	11.54%	9.00%	1.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.53%	1.55%	1.25%	1.54%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,543,665	$1,853,121	$1,907,797	$1,806,028	$1,539,333
Portfolio turnover rateF	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.35	$12.74	$11.93	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.17	.13	.15	.15
Net realized and unrealized gain (loss)	(.54)	.61	1.26	.88	(.01)
Total from investment operations	(.38)	.78	1.39	1.03	.14
Distributions from net investment income	(.16)	(.19)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.58)	(.86)	(.78)B	(.22)	(.32)
Net asset value, end of period	$12.31	$13.27	$13.35	$12.74	$11.93
Total ReturnC,D	(2.95)%	6.00%	11.27%	8.74%	1.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.28%	1.30%	1.00%	1.29%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$399,088	$405,224	$387,919	$324,352	$257,594
Portfolio turnover rateE	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$13.27	$12.66	$11.84	$12.01
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.26	.88	(.01)
Total from investment operations	(.43)	.70	1.32	.97	.08
Distributions from net investment income	(.08)	(.10)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.49)	(.77)	(.71)	(.15)	(.25)
Net asset value, end of period	$12.28	$13.20	$13.27	$12.66	$11.84
Total ReturnB,C	(3.38)%	5.42%	10.71%	8.26%	.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.81%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$6,071	$11,217	$17,698	$23,061	$29,202
Portfolio turnover rateD	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.19	$12.60	$11.80	$11.98
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.25	.87	(.01)
Total from investment operations	(.43)	.70	1.31	.96	.08
Distributions from net investment income	(.11)	(.12)	(.07)	(.10)	(.09)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.52)	(.80)B	(.72)	(.16)C	(.26)
Net asset value, end of period	$12.14	$13.09	$13.19	$12.60	$11.80
Total ReturnD,E	(3.40)%	5.42%	10.71%	8.23%	.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.80%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$91,941	$94,878	$89,402	$74,415	$66,126
Portfolio turnover rate F	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.43	$12.81	$11.99	$12.17
Income from Investment Operations
Net investment income (loss)A	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	(.54)	.60	1.28	.88	(.02)
Total from investment operations	(.31)	.84	1.47	1.10	.19
Distributions from net investment income	(.23)	(.25)	(.19)	(.21)	(.20)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.65)	(.92)	(.85)	(.28)	(.37)B
Net asset value, end of period	$12.39	$13.35	$13.43	$12.81	$11.99
Total ReturnC	(2.44)%	6.48%	11.81%	9.29%	1.84%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.78%	1.80%	1.50%	1.79%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$870,772	$838,616	$846,372	$686,540	$470,704
Portfolio turnover rateD	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.7	5.9
Fidelity Advisor Series Equity-Income Fund	10.4	10.7
Fidelity Advisor Series Growth & Income Fund	7.2	7.4
Fidelity Advisor Series Growth Opportunities Fund	3.8	3.9
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.5
Fidelity Advisor Series Small Cap Fund	2.9	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series 100 Index Fund	3.1	3.2
Fidelity Series 1000 Value Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	6.9	7.1
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
	58.7	60.0
International Equity Funds
Fidelity Series Emerging Markets Fund	8.8	7.4
Fidelity Series International Growth Fund	8.1	8.1
Fidelity Series International Small Cap Fund	1.9	1.8
Fidelity Series International Value Fund	8.0	8.0
	26.8	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	9.6	8.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	14.5	13.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.0	0.8
	0.0	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.5%

Six months ago
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	14,968,937	$160,167,630
Fidelity Advisor Series Equity-Income Fund (a)	25,178,092	289,044,495
Fidelity Advisor Series Growth & Income Fund (a)	16,261,516	199,691,420
Fidelity Advisor Series Growth Opportunities Fund (a)	10,272,554	105,499,133
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,308,534	148,649,058
Fidelity Advisor Series Small Cap Fund (a)	7,931,092	79,945,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	17,206,977	192,201,930
Fidelity Series 100 Index Fund (a)	6,486,820	87,247,727
Fidelity Series 1000 Value Index Fund (a)	3,098,631	32,008,863
Fidelity Series All-Sector Equity Fund (a)	15,248,872	191,983,304
Fidelity Series Commodity Strategy Fund (a)(b)	7,180,982	35,115,001
Fidelity Series Real Estate Equity Fund (a)	1,420,617	20,044,910
Fidelity Series Small Cap Opportunities Fund (a)	7,987,314	96,486,755
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,510,802,846)		1,638,085,635

International Equity Funds - 26.8%
Fidelity Series Emerging Markets Fund (a)	16,471,371	245,258,717
Fidelity Series International Growth Fund (a)	16,928,076	225,481,971
Fidelity Series International Small Cap Fund (a)	3,536,369	53,186,989
Fidelity Series International Value Fund (a)	24,339,375	222,218,496
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $711,117,191)		746,146,173

Bond Funds - 14.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,895,254	17,985,957
Fidelity Series Floating Rate High Income Fund (a)	782,383	7,025,796
Fidelity Series High Income Fund (a)	9,644,129	83,614,598
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,461,765	14,442,236
Fidelity Series Investment Grade Bond Fund (a)	23,607,952	266,769,854
Fidelity Series Real Estate Income Fund (a)	1,305,287	14,201,521
TOTAL BOND FUNDS
(Cost $413,198,500)		404,039,962

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	48,810	488,102
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	903,894	903,894
TOTAL SHORT-TERM FUNDS
(Cost $1,390,336)		1,391,996
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,636,508,873)		2,789,663,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(542,225)
NET ASSETS - 100%		$2,789,121,541

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$170,939,544	$34,001,308	$41,856,651	$261,138	$160,167,630
Fidelity Advisor Series Equity-Income Fund	337,084,440	52,746,739	70,139,983	8,410,612	289,044,495
Fidelity Advisor Series Growth & Income Fund	234,898,179	34,943,708	48,760,882	4,285,112	199,691,420
Fidelity Advisor Series Growth Opportunities Fund	180,049,078	24,212,850	85,393,661	648,895	105,499,133
Fidelity Advisor Series Opportunistic Insights Fund	157,066,598	41,735,983	39,950,862	--	148,649,058
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	785,002	13,535,495	101,820	488,102
Fidelity Advisor Series Small Cap Fund	95,609,790	16,408,446	20,158,130	207,103	79,945,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	41,914,766	45,046,590	3,232,517	192,201,930
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	27,494,891	7,271,675	33,862,672	37,746	903,894
Fidelity Series 100 Index Fund	102,298,856	9,972,745	26,338,374	2,080,803	87,247,727
Fidelity Series 1000 Value Index Fund	38,001,637	4,462,752	7,742,065	817,607	32,008,863
Fidelity Series All-Sector Equity Fund	227,959,760	35,569,431	48,655,933	1,794,618	191,983,304
Fidelity Series Commodity Strategy Fund	24,913,457	19,127,823	4,587,553	--	35,115,001
Fidelity Series Emerging Markets Debt Fund	19,779,598	2,380,397	3,737,504	1,149,431	17,985,957
Fidelity Series Emerging Markets Fund	227,769,807	82,488,144	37,186,286	2,753,499	245,258,717
Fidelity Series Floating Rate High Income Fund	15,494,247	1,001,870	8,829,044	433,539	7,025,796
Fidelity Series High Income Fund	106,346,466	12,917,091	24,034,514	5,602,107	83,614,598
Fidelity Series Inflation-Protected Bond Index Fund	946	15,497,456	1,402,277	3,316	14,442,236
Fidelity Series International Growth Fund	263,779,980	35,657,014	56,860,546	2,535,467	225,481,971
Fidelity Series International Small Cap Fund	60,471,957	9,593,995	14,418,572	482,787	53,186,989
Fidelity Series International Value Fund	259,813,671	36,350,446	50,854,984	4,774,665	222,218,496
Fidelity Series Investment Grade Bond Fund	237,385,975	112,189,962	77,027,782	7,155,744	266,769,854
Fidelity Series Real Estate Equity Fund	23,670,120	5,316,816	7,550,192	377,972	20,044,910
Fidelity Series Real Estate Income Fund	15,363,594	1,847,049	2,446,265	701,006	14,201,521
Fidelity Series Small Cap Opportunities Fund	115,222,466	15,850,554	21,857,938	398,724	96,486,755
Total	$3,182,454,789	$654,244,022	$792,234,755	$48,246,228	$2,789,663,766

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,636,508,873) — See accompanying schedule		$2,789,663,766
Receivable for investments sold		30,666,987
Receivable for fund shares sold		2,524,891
Total assets		2,822,855,644
Liabilities
Payable for investments purchased	$22,091,444
Payable for fund shares redeemed	11,100,432
Distribution and service plan fees payable	542,227
Total liabilities		33,734,103
Net Assets		$2,789,121,541
Net Assets consist of:
Paid in capital		$2,565,310,261
Undistributed net investment income		1,073,122
Accumulated undistributed net realized gain (loss) on investments		69,583,265
Net unrealized appreciation (depreciation) on investments		153,154,893
Net Assets		$2,789,121,541
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,409,908,683 ÷ 108,557,759 shares)		$12.99
Maximum offering price per share (100/94.25 of $12.99)		$13.78
Class T:
Net Asset Value and redemption price per share ($423,312,476 ÷ 32,717,347 shares)		$12.94
Maximum offering price per share (100/96.50 of $12.94)		$13.41
Class B:
Net Asset Value and offering price per share ($6,801,231 ÷ 524,769 shares)(a)		$12.96
Class C:
Net Asset Value and offering price per share ($87,691,156 ÷ 6,835,262 shares)(a)		$12.83
Class I:
Net Asset Value, offering price and redemption price per share ($861,407,995 ÷ 65,957,297 shares)		$13.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$48,246,228
Expenses
Distribution and service plan fees	$7,010,602
Independent trustees' compensation	12,593
Total expenses before reductions	7,023,195
Expense reductions	(12,593)	7,010,602
Net investment income (loss)		41,235,626
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,870,925
Capital gain distributions from underlying funds	111,081,098
Total net realized gain (loss)		113,952,023
Change in net unrealized appreciation (depreciation) on underlying funds		(257,671,232)
Net gain (loss)		(143,719,209)
Net increase (decrease) in net assets resulting from operations		$(102,483,583)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,235,626	$45,603,853
Net realized gain (loss)	113,952,023	182,835,692
Change in net unrealized appreciation (depreciation)	(257,671,232)	(23,701,670)
Net increase (decrease) in net assets resulting from operations	(102,483,583)	204,737,875
Distributions to shareholders from net investment income	(41,389,842)	(46,150,255)
Distributions to shareholders from net realized gain	(109,557,266)	(155,012,649)
Total distributions	(150,947,108)	(201,162,904)
Share transactions - net increase (decrease)	(139,278,763)	(59,413,992)
Total increase (decrease) in net assets	(392,709,454)	(55,839,021)
Net Assets
Beginning of period	3,181,830,995	3,237,670,016
End of period (including undistributed net investment income of $1,073,122 and undistributed net investment income of $2,120,267, respectively)	$2,789,121,541	$3,181,830,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$14.15	$13.36	$12.48	$12.72
Income from Investment Operations
Net investment income (loss)A	.19	.20	.17	.20	.19
Net realized and unrealized gain (loss)	(.64)	.70	1.47	.94	(.06)
Total from investment operations	(.45)	.90	1.64	1.14	.13
Distributions from net investment income	(.19)	(.21)	(.18)	(.20)	(.18)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.69)	(.92)	(.85)	(.26)	(.37)
Net asset value, end of period	$12.99	$14.13	$14.15	$13.36	$12.48
Total ReturnB,C	(3.36)%	6.54%	12.60%	9.25%	1.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.42%	1.24%	1.58%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,409,909	$1,704,036	$1,777,132	$1,747,549	$1,506,827
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.10	$13.32	$12.44	$12.68
Income from Investment Operations
Net investment income (loss)A	.15	.17	.14	.17	.16
Net realized and unrealized gain (loss)	(.64)	.71	1.46	.94	(.06)
Total from investment operations	(.49)	.88	1.60	1.11	.10
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.66)	(.89)	(.82)	(.23)	(.34)
Net asset value, end of period	$12.94	$14.09	$14.10	$13.32	$12.44
Total ReturnB,C	(3.67)%	6.37%	12.29%	9.02%	.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.17%	.99%	1.33%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$423,312	$453,137	$453,944	$387,102	$335,407
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$14.07	$13.29	$12.41	$12.63
Income from Investment Operations
Net investment income (loss)A	.09	.10	.07	.10	.10
Net realized and unrealized gain (loss)	(.65)	.70	1.45	.94	(.06)
Total from investment operations	(.56)	.80	1.52	1.04	.04
Distributions from net investment income	(.08)	(.10)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.48)	(.69)	(.66)	(.06)	(.18)
Total distributions	(.56)	(.79)	(.74)B	(.16)	(.26)
Net asset value, end of period	$12.96	$14.08	$14.07	$13.29	$12.41
Total ReturnC,D	(4.12)%	5.82%	11.69%	8.44%	.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,801	$13,944	$21,330	$27,191	$34,324
Portfolio turnover rateE	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.00	$13.23	$12.37	$12.60
Income from Investment Operations
Net investment income (loss)A	.08	.09	.07	.10	.10
Net realized and unrealized gain (loss)	(.63)	.70	1.45	.93	(.05)
Total from investment operations	(.55)	.79	1.52	1.03	.05
Distributions from net investment income	(.11)	(.12)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.48)	(.70)	(.66)	(.06)	(.18)
Total distributions	(.59)	(.82)	(.75)	(.17)	(.28)B
Net asset value, end of period	$12.83	$13.97	$14.00	$13.23	$12.37
Total ReturnC,D	(4.10)%	5.76%	11.77%	8.39%	.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$87,691	$91,154	$87,867	$75,384	$66,418
Portfolio turnover rateE	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$14.22	$13.42	$12.54	$12.77
Income from Investment Operations
Net investment income (loss)A	.22	.24	.20	.23	.22
Net realized and unrealized gain (loss)	(.65)	.71	1.48	.94	(.05)
Total from investment operations	(.43)	.95	1.68	1.17	.17
Distributions from net investment income	(.23)	(.25)	(.21)	(.23)	(.21)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.72)B	(.96)	(.88)	(.29)	(.40)
Net asset value, end of period	$13.06	$14.21	$14.22	$13.42	$12.54
Total ReturnC	(3.16)%	6.85%	12.89%	9.47%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.67%	1.49%	1.83%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$861,408	$919,561	$897,398	$716,715	$505,761
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,752,563	$136,452,426
Fidelity Advisor Series Equity-Income Fund (a)	21,449,424	246,239,392
Fidelity Advisor Series Growth & Income Fund (a)	13,853,494	170,120,907
Fidelity Advisor Series Growth Opportunities Fund (a)	8,751,230	89,875,129
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,782,365	126,641,706
Fidelity Advisor Series Small Cap Fund (a)	6,756,851	68,109,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,659,253	163,743,859
Fidelity Series 100 Index Fund (a)	5,524,365	74,302,711
Fidelity Series 1000 Value Index Fund (a)	2,639,844	27,269,591
Fidelity Series All-Sector Equity Fund (a)	12,991,155	163,558,642
Fidelity Series Commodity Strategy Fund (a)(b)	5,504,469	26,916,854
Fidelity Series Real Estate Equity Fund (a)	1,210,165	17,075,429
Fidelity Series Small Cap Opportunities Fund (a)	6,806,587	82,223,574
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,291,542,641)		1,392,529,279

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	13,455,479	200,352,082
Fidelity Series International Growth Fund (a)	14,465,979	192,686,846
Fidelity Series International Small Cap Fund (a)	3,003,966	45,179,649
Fidelity Series International Value Fund (a)	20,950,814	191,280,936
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $603,898,584)		629,499,513

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,451,620	13,775,876
Fidelity Series Floating Rate High Income Fund (a)	601,748	5,403,701
Fidelity Series High Income Fund (a)	7,429,197	64,411,139
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,084,927	10,719,074
Fidelity Series Investment Grade Bond Fund (a)	947,288	10,704,351
Fidelity Series Real Estate Income Fund (a)	1,008,324	10,970,564
TOTAL BOND FUNDS
(Cost $125,078,567)		115,984,705

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	37,354	373,538
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	692,866	692,866
TOTAL SHORT-TERM FUNDS
(Cost $1,064,976)		1,066,404
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,021,584,768)		2,139,079,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,122)
NET ASSETS - 100%		$2,138,682,779

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$139,071,615	$31,559,662	$31,652,277	$219,384	$136,452,426
Fidelity Advisor Series Equity-Income Fund	274,575,945	49,048,168	51,692,036	6,971,830	246,239,392
Fidelity Advisor Series Growth & Income Fund	190,845,540	30,637,599	33,406,118	3,543,002	170,120,907
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	21,944,674	62,263,110	545,141	89,875,129
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	36,843,470	29,575,150	--	126,641,706
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	714,324	10,520,346	74,465	373,538
Fidelity Advisor Series Small Cap Fund	78,904,440	14,869,705	15,677,357	174,132	68,109,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	39,480,718	33,142,437	2,715,398	163,743,859
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	21,928,807	4,639,158	25,875,099	27,836	692,866
Fidelity Series 100 Index Fund	82,346,765	10,262,965	19,300,225	1,748,053	74,302,711
Fidelity Series 1000 Value Index Fund	30,631,793	4,846,827	5,930,595	687,094	27,269,591
Fidelity Series All-Sector Equity Fund	185,329,287	32,744,663	35,230,710	1,507,352	163,558,642
Fidelity Series Commodity Strategy Fund	18,229,184	15,248,497	3,253,398	--	26,916,854
Fidelity Series Emerging Markets Debt Fund	14,881,074	1,997,567	2,771,266	873,876	13,775,876
Fidelity Series Emerging Markets Fund	184,292,937	65,499,095	26,583,563	2,253,682	200,352,082
Fidelity Series Floating Rate High Income Fund	11,610,849	860,306	6,575,293	329,857	5,403,701
Fidelity Series High Income Fund	81,052,937	9,942,479	17,742,398	4,278,256	64,411,139
Fidelity Series Inflation-Protected Bond Index Fund	--	11,372,648	909,809	2,422	10,719,074
Fidelity Series International Growth Fund	215,313,978	32,908,528	40,757,741	2,160,555	192,686,846
Fidelity Series International Small Cap Fund	48,363,252	9,275,476	10,243,757	410,946	45,179,649
Fidelity Series International Value Fund	212,338,660	35,871,280	37,084,913	4,068,608	191,280,936
Fidelity Series Investment Grade Bond Fund	13,999,115	18,138,752	21,116,928	396,426	10,704,351
Fidelity Series Real Estate Equity Fund	18,692,496	5,570,884	6,055,345	314,138	17,075,429
Fidelity Series Real Estate Income Fund	11,517,949	1,564,280	1,685,039	535,572	10,970,564
Fidelity Series Small Cap Opportunities Fund	95,577,883	14,995,059	17,749,010	332,318	82,223,574
Total	$2,394,158,485	$500,836,784	$546,793,920	$34,170,343	$2,139,079,901

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,021,584,768) — See accompanying schedule		$2,139,079,901
Receivable for investments sold		14,864,220
Receivable for fund shares sold		2,062,945
Total assets		2,156,007,066
Liabilities
Payable for investments purchased	$10,452,992
Payable for fund shares redeemed	6,474,172
Distribution and service plan fees payable	397,123
Total liabilities		17,324,287
Net Assets		$2,138,682,779
Net Assets consist of:
Paid in capital		$1,958,960,459
Accumulated undistributed net realized gain (loss) on investments		62,227,187
Net unrealized appreciation (depreciation) on investments		117,495,133
Net Assets		$2,138,682,779
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,094,458,626 ÷ 88,468,387 shares)		$12.37
Maximum offering price per share (100/94.25 of $12.37)		$13.12
Class T:
Net Asset Value and redemption price per share ($299,951,575 ÷ 24,407,786 shares)		$12.29
Maximum offering price per share (100/96.50 of $12.29)		$12.74
Class B:
Net Asset Value and offering price per share ($4,483,668 ÷ 366,548 shares)(a)		$12.23
Class C:
Net Asset Value and offering price per share ($54,812,984 ÷ 4,514,771 shares)(a)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($684,975,926 ÷ 55,037,997 shares)		$12.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$34,170,343
Expenses
Distribution and service plan fees	$5,117,611
Independent trustees' compensation	9,562
Total expenses before reductions	5,127,173
Expense reductions	(9,562)	5,117,611
Net investment income (loss)		29,052,732
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,168,226
Capital gain distributions from underlying funds	91,917,948
Total net realized gain (loss)		94,086,174
Change in net unrealized appreciation (depreciation) on underlying funds		(211,289,701)
Net gain (loss)		(117,203,527)
Net increase (decrease) in net assets resulting from operations		$(88,150,795)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,052,732	$32,752,795
Net realized gain (loss)	94,086,174	143,098,013
Change in net unrealized appreciation (depreciation)	(211,289,701)	(19,036,232)
Net increase (decrease) in net assets resulting from operations	(88,150,795)	156,814,576
Distributions to shareholders from net investment income	(29,643,292)	(33,529,759)
Distributions to shareholders from net realized gain	(81,803,583)	(124,965,915)
Total distributions	(111,446,875)	(158,495,674)
Share transactions - net increase (decrease)	(55,427,155)	9,300,018
Total increase (decrease) in net assets	(255,024,825)	7,618,920
Net Assets
Beginning of period	2,393,707,604	2,386,088,684
End of period (including undistributed net investment income of $0 and undistributed net investment income of $766,745, respectively)	$2,138,682,779	$2,393,707,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.54	$12.74	$11.80	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.19	.15	.18	.16
Net realized and unrealized gain (loss)	(.66)	.71	1.59	.97	(.13)
Total from investment operations	(.50)	.90	1.74	1.15	.03
Distributions from net investment income	(.17)	(.19)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.64)	(.93)B	(.94)	(.21)C	(.34)
Net asset value, end of period	$12.37	$13.51	$13.54	$12.74	$11.80
Total ReturnD,E	(3.92)%	6.81%	14.15%	9.89%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.13%	1.54%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,094,459	$1,313,452	$1,348,500	$1,258,797	$1,057,102
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.46	$12.68	$11.74	$12.05
Income from Investment Operations
Net investment income (loss)A	.13	.15	.11	.15	.13
Net realized and unrealized gain (loss)	(.65)	.71	1.58	.97	(.13)
Total from investment operations	(.52)	.86	1.69	1.12	–
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.46)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.61)B	(.90)C	(.91)	(.18)D	(.31)
Net asset value, end of period	$12.29	$13.42	$13.46	$12.68	$11.74
Total ReturnE,F	(4.08)%	6.52%	13.81%	9.69%	.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.11%	.88%	1.29%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$299,952	$303,711	$276,113	$216,701	$166,843
Portfolio turnover rateG	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$13.37	$12.59	$11.67	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.66)	.70	1.57	.95	(.12)
Total from investment operations	(.59)	.78	1.62	1.04	(.05)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.17)
Total distributions	(.52)	(.81)B	(.84)	(.12)C	(.24)
Net asset value, end of period	$12.23	$13.34	$13.37	$12.59	$11.67
Total ReturnD,E	(4.62)%	6.00%	13.32%	9.02%	(.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,484	$9,560	$14,454	$17,884	$22,013
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.32	$12.56	$11.65	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.65)	.70	1.56	.95	(.13)
Total from investment operations	(.58)	.78	1.61	1.04	(.06)
Distributions from net investment income	(.10)	(.11)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.18)
Total distributions	(.55)	(.83)	(.85)	(.13)B	(.25)C
Net asset value, end of period	$12.14	$13.27	$13.32	$12.56	$11.65
Total ReturnD,E	(4.58)%	6.01%	13.27%	9.04%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$54,813	$56,318	$51,931	$43,447	$38,614
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.61	$12.80	$11.86	$12.17
Income from Investment Operations
Net investment income (loss)A	.20	.22	.18	.21	.19
Net realized and unrealized gain (loss)	(.67)	.72	1.60	.97	(.14)
Total from investment operations	(.47)	.94	1.78	1.18	.05
Distributions from net investment income	(.20)	(.23)	(.18)	(.20)	(.17)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.67)	(.96)	(.97)	(.24)	(.36)
Net asset value, end of period	$12.45	$13.59	$13.61	$12.80	$11.86
Total ReturnB	(3.63)%	7.11%	14.44%	10.10%	.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.38%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$684,976	$710,667	$695,092	$547,049	$360,580
Portfolio turnover rateC	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,741,759	$125,636,822
Fidelity Advisor Series Equity-Income Fund (a)	19,749,285	226,721,793
Fidelity Advisor Series Growth & Income Fund (a)	12,755,461	156,637,067
Fidelity Advisor Series Growth Opportunities Fund (a)	8,057,572	82,751,267
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,086,268	116,603,988
Fidelity Advisor Series Small Cap Fund (a)	6,221,290	62,710,603
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,497,339	150,765,280
Fidelity Series 100 Index Fund (a)	5,086,434	68,412,543
Fidelity Series 1000 Value Index Fund (a)	2,430,607	25,108,173
Fidelity Series All-Sector Equity Fund (a)	11,963,485	150,620,273
Fidelity Series Commodity Strategy Fund (a)(b)	5,068,081	24,782,917
Fidelity Series Real Estate Equity Fund (a)	1,114,184	15,721,138
Fidelity Series Small Cap Opportunities Fund (a)	6,265,019	75,681,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,189,083,170)		1,282,153,298

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	12,388,845	184,469,900
Fidelity Series International Growth Fund (a)	13,318,424	177,401,409
Fidelity Series International Small Cap Fund (a)	2,765,746	41,596,824
Fidelity Series International Value Fund (a)	19,288,911	176,107,756
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $550,119,649)		579,575,889

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,335,609	12,674,931
Fidelity Series Floating Rate High Income Fund (a)	554,205	4,976,765
Fidelity Series High Income Fund (a)	6,843,838	59,336,074
Fidelity Series Inflation-Protected Bond Index Fund (a)	998,931	9,869,433
Fidelity Series Investment Grade Bond Fund (a)	872,202	9,855,886
Fidelity Series Real Estate Income Fund (a)	929,007	10,107,601
TOTAL BOND FUNDS
(Cost $115,717,296)		106,820,690

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	34,394	343,943
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	637,976	637,976
TOTAL SHORT-TERM FUNDS
(Cost $980,603)		981,919
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,855,900,718)		1,969,531,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386,765)
NET ASSETS - 100%		$1,969,145,031

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,565,060	$27,641,020	$31,181,378	$202,892	$125,636,822
Fidelity Advisor Series Equity-Income Fund	259,592,965	42,155,004	51,164,043	6,499,356	226,721,793
Fidelity Advisor Series Growth & Income Fund	179,678,929	26,705,203	33,067,869	3,300,262	156,637,067
Fidelity Advisor Series Growth Opportunities Fund	135,077,253	19,038,800	60,758,290	504,164	82,751,267
Fidelity Advisor Series Opportunistic Insights Fund	121,206,364	32,548,600	29,173,716	--	116,603,988
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	551,811	9,842,594	69,304	343,943
Fidelity Advisor Series Small Cap Fund	74,645,104	12,751,581	15,427,484	161,092	62,710,603
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	34,494,968	32,964,045	2,512,770	150,765,280
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	20,743,058	3,962,279	24,067,360	25,902	637,976
Fidelity Series 100 Index Fund	77,652,185	8,892,768	19,058,267	1,617,599	68,412,543
Fidelity Series 1000 Value Index Fund	28,957,796	4,120,641	5,852,681	635,621	25,108,173
Fidelity Series All-Sector Equity Fund	175,326,589	27,965,758	34,784,901	1,394,873	150,620,273
Fidelity Series Commodity Strategy Fund	17,242,225	13,723,167	3,119,360	--	24,782,917
Fidelity Series Emerging Markets Debt Fund	14,081,870	1,682,396	2,781,058	810,959	12,674,931
Fidelity Series Emerging Markets Fund	173,453,127	59,204,562	26,820,316	2,085,013	184,469,900
Fidelity Series Floating Rate High Income Fund	10,987,601	719,913	6,275,744	306,921	4,976,765
Fidelity Series High Income Fund	75,792,449	9,456,258	17,679,052	3,974,887	59,336,074
Fidelity Series Inflation-Protected Bond Index Fund	--	10,475,315	841,817	2,229	9,869,433
Fidelity Series International Growth Fund	204,618,540	26,958,646	40,570,581	1,998,774	177,401,409
Fidelity Series International Small Cap Fund	45,805,043	8,019,070	10,210,819	380,188	41,596,824
Fidelity Series International Value Fund	201,669,613	29,965,942	37,282,035	3,763,965	176,107,756
Fidelity Series Investment Grade Bond Fund	13,175,630	17,134,973	20,160,195	367,315	9,855,886
Fidelity Series Real Estate Equity Fund	18,055,060	4,606,009	5,836,351	290,404	15,721,138
Fidelity Series Real Estate Income Fund	10,898,223	1,327,476	1,718,537	497,219	10,107,601
Fidelity Series Small Cap Opportunities Fund	90,445,593	12,418,652	17,336,068	307,686	75,681,434
Total	$2,264,804,469	$436,520,812	$537,974,561	$31,709,395	$1,969,531,796

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,855,900,718) — See accompanying schedule		$1,969,531,796
Receivable for investments sold		12,817,944
Receivable for fund shares sold		2,026,559
Total assets		1,984,376,299
Liabilities
Payable for investments purchased	$10,008,695
Payable for fund shares redeemed	4,835,844
Distribution and service plan fees payable	386,729
Total liabilities		15,231,268
Net Assets		$1,969,145,031
Net Assets consist of:
Paid in capital		$1,797,561,864
Undistributed net investment income		130,182
Accumulated undistributed net realized gain (loss) on investments		57,821,907
Net unrealized appreciation (depreciation) on investments		113,631,078
Net Assets		$1,969,145,031
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($950,816,266 ÷ 71,783,295 shares)		$13.25
Maximum offering price per share (100/94.25 of $13.25)		$14.06
Class T:
Net Asset Value and redemption price per share ($310,106,958 ÷ 23,480,437 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class B:
Net Asset Value and offering price per share ($5,586,775 ÷ 425,348 shares)(a)		$13.13
Class C:
Net Asset Value and offering price per share ($73,036,085 ÷ 5,609,158 shares)(a)		$13.02
Class I:
Net Asset Value, offering price and redemption price per share ($629,598,947 ÷ 47,260,818 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$31,709,395
Expenses
Distribution and service plan fees	$5,023,668
Independent trustees' compensation	8,911
Total expenses before reductions	5,032,579
Expense reductions	(8,911)	5,023,668
Net investment income (loss)		26,685,727
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,934,554
Capital gain distributions from underlying funds	85,031,418
Total net realized gain (loss)		89,965,972
Change in net unrealized appreciation (depreciation) on underlying funds		(198,753,543)
Net gain (loss)		(108,787,571)
Net increase (decrease) in net assets resulting from operations		$(82,101,844)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,685,727	$30,521,189
Net realized gain (loss)	89,965,972	135,785,473
Change in net unrealized appreciation (depreciation)	(198,753,543)	(17,567,018)
Net increase (decrease) in net assets resulting from operations	(82,101,844)	148,739,644
Distributions to shareholders from net investment income	(27,258,668)	(31,124,677)
Distributions to shareholders from net realized gain	(81,269,199)	(116,446,633)
Total distributions	(108,527,867)	(147,571,310)
Share transactions - net increase (decrease)	(104,582,015)	(29,267,178)
Total increase (decrease) in net assets	(295,211,726)	(28,098,844)
Net Assets
Beginning of period	2,264,356,757	2,292,455,601
End of period (including undistributed net investment income of $130,182 and undistributed net investment income of $703,123, respectively)	$1,969,145,031	$2,264,356,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$14.51	$13.61	$12.60	$12.95
Income from Investment Operations
Net investment income (loss)A	.17	.20	.15	.19	.17
Net realized and unrealized gain (loss)	(.69)	.76	1.74	1.05	(.15)
Total from investment operations	(.52)	.96	1.89	1.24	.02
Distributions from net investment income	(.18)	(.21)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.72)	(.98)	(.99)	(.23)	(.37)
Net asset value, end of period	$13.25	$14.49	$14.51	$13.61	$12.60
Total ReturnB,C	(3.82)%	6.76%	14.37%	9.94%	.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.35%	1.10%	1.53%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$950,816	$1,154,277	$1,195,641	$1,133,722	$967,348
Portfolio turnover rateD	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.47	$13.58	$12.57	$12.92
Income from Investment Operations
Net investment income (loss)A	.14	.16	.12	.16	.14
Net realized and unrealized gain (loss)	(.70)	.76	1.73	1.04	(.16)
Total from investment operations	(.56)	.92	1.85	1.20	(.02)
Distributions from net investment income	(.15)	(.17)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.53)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.68)	(.94)	(.96)	(.19)B	(.33)C
Net asset value, end of period	$13.21	$14.45	$14.47	$13.58	$12.57
Total ReturnD,E	(4.07)%	6.51%	14.06%	9.69%	.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.10%	.85%	1.28%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$310,107	$333,069	$341,608	$288,886	$262,944
Portfolio turnover rateF	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$14.36	$13.48	$12.48	$12.82
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.03	(.15)
Total from investment operations	(.63)	.84	1.76	1.13	(.07)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.59)	(.85)	(.88)	(.13)	(.27)
Net asset value, end of period	$13.13	$14.35	$14.36	$13.48	$12.48
Total ReturnB,C	(4.60)%	5.97%	13.49%	9.14%	(.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,587	$11,602	$18,270	$24,481	$31,574
Portfolio turnover rate D	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.30	$13.43	$12.45	$12.80
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.02	(.15)
Total from investment operations	(.63)	.84	1.76	1.12	(.07)
Distributions from net investment income	(.10)	(.12)	(.07)	(.11)	(.08)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.62)	(.87)	(.89)	(.14)B	(.28)
Net asset value, end of period	$13.02	$14.27	$14.30	$13.43	$12.45
Total ReturnC,D	(4.63)%	6.01%	13.57%	9.09%	(.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$73,036	$77,130	$72,247	$62,893	$56,910
Portfolio turnover rateE	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$14.59	$13.67	$12.65	$13.00
Income from Investment Operations
Net investment income (loss)A	.21	.23	.19	.23	.20
Net realized and unrealized gain (loss)	(.71)	.76	1.75	1.05	(.16)
Total from investment operations	(.50)	.99	1.94	1.28	.04
Distributions from net investment income	(.22)	(.24)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.75)B	(1.01)	(1.02)	(.26)	(.39)C
Net asset value, end of period	$13.32	$14.57	$14.59	$13.67	$12.65
Total ReturnD	(3.62)%	6.99%	14.73%	10.24%	.61%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.60%	1.35%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$629,599	$688,278	$664,689	$508,363	$352,751
Portfolio turnover rateE	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,591,505	$70,529,106
Fidelity Advisor Series Equity-Income Fund (a)	11,086,672	127,274,993
Fidelity Advisor Series Growth & Income Fund (a)	7,160,544	87,931,477
Fidelity Advisor Series Growth Opportunities Fund (a)	4,523,299	46,454,280
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,539,418	65,458,404
Fidelity Advisor Series Small Cap Fund (a)	3,492,464	35,204,033
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,577,027	84,635,390
Fidelity Series 100 Index Fund (a)	2,855,499	38,406,456
Fidelity Series 1000 Value Index Fund (a)	1,364,478	14,095,055
Fidelity Series All-Sector Equity Fund (a)	6,715,860	84,552,674
Fidelity Series Commodity Strategy Fund (a)(b)	2,860,938	13,989,987
Fidelity Series Real Estate Equity Fund (a)	625,503	8,825,852
Fidelity Series Small Cap Opportunities Fund (a)	3,517,001	42,485,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $672,150,319)		719,843,080

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	6,959,802	103,631,453
Fidelity Series International Growth Fund (a)	7,483,135	99,675,360
Fidelity Series International Small Cap Fund (a)	1,553,489	23,364,477
Fidelity Series International Value Fund (a)	10,826,827	98,848,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $316,041,009)		325,520,222

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	749,017	7,108,174
Fidelity Series Floating Rate High Income Fund (a)	310,764	2,790,663
Fidelity Series High Income Fund (a)	3,817,353	33,096,448
Fidelity Series Inflation-Protected Bond Index Fund (a)	560,762	5,540,326
Fidelity Series Investment Grade Bond Fund (a)	489,617	5,532,670
Fidelity Series Real Estate Income Fund (a)	519,670	5,654,015
TOTAL BOND FUNDS
(Cost $64,288,134)		59,722,296

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	19,180	191,797
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	359,444	359,444
TOTAL SHORT-TERM FUNDS
(Cost $550,479)		551,241
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,053,029,941)		1,105,636,839
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193,244)
NET ASSETS - 100%		$1,105,443,595

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,943,920	$19,421,812	$17,625,210	$110,729	$70,529,106
Fidelity Advisor Series Equity-Income Fund	139,722,476	29,589,659	29,210,510	3,536,027	127,274,993
Fidelity Advisor Series Growth & Income Fund	95,978,233	19,991,565	19,089,857	1,793,290	87,931,477
Fidelity Advisor Series Growth Opportunies Fund	67,865,683	13,624,539	29,159,598	275,149	46,454,280
Fidelity Advisor Series Opportunistic Insights Fund	64,496,720	21,850,596	16,538,608	--	65,458,404
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	493,570	5,410,750	37,617	191,797
Fidelity Advisor Series Small Cap Fund	39,679,968	9,382,812	8,864,088	87,843	35,204,033
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	23,313,661	18,624,645	1,375,973	84,635,390
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	11,028,897	2,658,694	13,328,146	14,106	359,444
Fidelity Series 100 Index Fund	41,675,050	6,549,185	10,372,328	885,753	38,406,456
Fidelity Series 1000 Value Index Fund	15,411,426	3,083,609	3,266,570	348,426	14,095,055
Fidelity Series All-Sector Equity Fund	93,180,847	20,775,389	19,736,388	763,808	84,552,674
Fidelity Series Commodity Strategy Fund	9,087,266	8,297,825	1,726,735	--	13,989,987
Fidelity Series Emerging Markets Debt Fund	7,481,511	1,326,025	1,538,860	441,870	7,108,174
Fidelity Series Emerging Markets Fund	92,286,951	38,537,895	15,810,145	1,136,948	103,631,453
Fidelity Series Floating Rate High Income Fund	5,836,560	590,672	3,387,904	166,951	2,790,663
Fidelity Series High Income Fund	40,383,368	6,795,676	9,626,261	2,162,671	33,096,448
Fidelity Series Inflation-Protected Bond Index Fund	--	5,908,457	500,245	1,237	5,540,326
Fidelity Series International Growth Fund	108,601,819	21,298,795	22,858,193	1,089,877	99,675,360
Fidelity Series International Small Cap Fund	24,420,397	5,800,173	5,765,036	207,288	23,364,477
Fidelity Series International Value Fund	107,078,702	22,896,231	21,143,472	2,052,384	98,848,932
Fidelity Series Investment Grade Bond Fund	6,998,992	9,928,623	11,241,192	199,736	5,532,670
Fidelity Series Real Estate Equity Fund	9,609,815	2,958,723	3,202,595	158,519	8,825,852
Fidelity Series Real Estate Income Fund	5,763,900	1,065,849	963,570	270,769	5,654,015
Fidelity Series Small Cap Opportunities Fund	48,151,887	9,832,261	10,201,638	167,989	42,485,373
Total	$1,203,408,424	$305,972,296	$299,192,544	$17,284,960	$1,105,636,839

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,053,029,941) — See accompanying schedule		$1,105,636,839
Receivable for investments sold		6,611,975
Receivable for fund shares sold		1,553,271
Total assets		1,113,802,085
Liabilities
Payable for investments purchased	$5,991,789
Payable for fund shares redeemed	2,173,453
Distribution and service plan fees payable	193,248
Total liabilities		8,358,490
Net Assets		$1,105,443,595
Net Assets consist of:
Paid in capital		$1,022,619,734
Accumulated undistributed net realized gain (loss) on investments		30,216,963
Net unrealized appreciation (depreciation) on investments		52,606,898
Net Assets		$1,105,443,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($531,509,917 ÷ 51,962,892 shares)		$10.23
Maximum offering price per share (100/94.25 of $10.23)		$10.85
Class T:
Net Asset Value and redemption price per share ($158,557,104 ÷ 15,588,457 shares)		$10.17
Maximum offering price per share (100/96.50 of $10.17)		$10.54
Class B:
Net Asset Value and offering price per share ($1,278,544 ÷ 125,608 shares)(a)		$10.18
Class C:
Net Asset Value and offering price per share ($23,422,533 ÷ 2,321,182 shares)(a)		$10.09
Class I:
Net Asset Value, offering price and redemption price per share ($390,675,497 ÷ 37,995,669 shares)		$10.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$17,284,960
Expenses
Distribution and service plan fees	$2,452,076
Independent trustees' compensation	4,831
Total expenses before reductions	2,456,907
Expense reductions	(4,831)	2,452,076
Net investment income (loss)		14,832,884
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(177,473)
Capital gain distributions from underlying funds	46,567,514
Total net realized gain (loss)		46,390,041
Change in net unrealized appreciation (depreciation) on underlying funds		(104,373,890)
Net gain (loss)		(57,983,849)
Net increase (decrease) in net assets resulting from operations		$(43,150,965)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,832,884	$16,261,344
Net realized gain (loss)	46,390,041	67,852,543
Change in net unrealized appreciation (depreciation)	(104,373,890)	(7,351,157)
Net increase (decrease) in net assets resulting from operations	(43,150,965)	76,762,730
Distributions to shareholders from net investment income	(15,159,655)	(16,594,027)
Distributions to shareholders from net realized gain	(39,737,449)	(74,448,284)
Total distributions	(54,897,104)	(91,042,311)
Share transactions - net increase (decrease)	295,212	75,324,410
Total increase (decrease) in net assets	(97,752,857)	61,044,829
Net Assets
Beginning of period	1,203,196,452	1,142,151,623
End of period (including undistributed net investment income of $0 and undistributed net investment income of $433,105, respectively)	$1,105,443,595	$1,203,196,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.31	$10.46	$9.79	$10.08
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.16	.13
Net realized and unrealized gain (loss)	(.54)	.59	1.39	.81	(.14)
Total from investment operations	(.41)	.74	1.51	.97	(.01)
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.51)	(.90)	(.66)	(.30)	(.28)
Net asset value, end of period	$10.23	$11.15	$11.31	$10.46	$9.79
Total ReturnB,C	(3.85)%	6.80%	14.74%	10.21%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.37%	1.12%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$531,510	$623,734	$612,735	$527,525	$403,850
Portfolio turnover rateD	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$11.26	$10.42	$9.75	$10.04
Income from Investment Operations
Net investment income (loss)A	.11	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.54)	.57	1.39	.82	(.15)
Total from investment operations	(.43)	.70	1.48	.95	(.04)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.49)	(.87)	(.64)	(.28)B	(.25)C
Net asset value, end of period	$10.17	$11.09	$11.26	$10.42	$9.75
Total ReturnD,E	(4.10)%	6.50%	14.45%	10.02%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.12%	.87%	1.34%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$158,557	$153,677	$128,619	$92,998	$62,438
Portfolio turnover rateF	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.23	$10.39	$9.73	$10.01
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.55)	.58	1.38	.81	(.14)
Total from investment operations	(.49)	.65	1.42	.89	(.08)
Distributions from net investment income	(.06)	(.08)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.35)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.41)	(.80)B	(.58)	(.23)	(.20)
Net asset value, end of period	$10.18	$11.08	$11.23	$10.39	$9.73
Total ReturnC,D	(4.59)%	6.04%	13.93%	9.40%	(.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279	$2,625	$3,565	$3,651	$3,786
Portfolio turnover rateE	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.19	$10.36	$9.71	$10.00
Income from Investment Operations
Net investment income (loss)A	.05	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.53)	.57	1.38	.81	(.14)
Total from investment operations	(.48)	.64	1.42	.89	(.08)
Distributions from net investment income	(.08)	(.09)	(.06)	(.09)	(.06)
Distributions from net realized gain	(.36)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.44)	(.82)	(.59)	(.24)	(.21)
Net asset value, end of period	$10.09	$11.01	$11.19	$10.36	$9.71
Total ReturnB,C	(4.59)%	5.95%	13.95%	9.42%	(.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$23,423	$22,493	$18,457	$13,415	$9,926
Portfolio turnover rateD	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.37	$10.50	$9.83	$10.11
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.16
Net realized and unrealized gain (loss)	(.55)	.59	1.41	.81	(.14)
Total from investment operations	(.39)	.77	1.56	.99	.02
Distributions from net investment income	(.17)	(.19)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.54)	(.93)	(.69)	(.32)	(.30)
Net asset value, end of period	$10.28	$11.21	$11.37	$10.50	$9.83
Total ReturnB	(3.66)%	7.03%	15.14%	10.43%	.45%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.62%	1.37%	1.84%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$390,675	$400,667	$378,776	$269,633	$162,772
Portfolio turnover rateC	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,994,860	$53,444,997
Fidelity Advisor Series Equity-Income Fund (a)	8,401,144	96,445,139
Fidelity Advisor Series Growth & Income Fund (a)	5,426,039	66,631,764
Fidelity Advisor Series Growth Opportunities Fund (a)	3,427,623	35,201,691
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,439,833	49,602,389
Fidelity Advisor Series Small Cap Fund (a)	2,646,480	26,676,520
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,741,637	64,134,084
Fidelity Series 100 Index Fund (a)	2,163,743	29,102,345
Fidelity Series 1000 Value Index Fund (a)	1,033,968	10,680,890
Fidelity Series All-Sector Equity Fund (a)	5,088,301	64,061,708
Fidelity Series Commodity Strategy Fund (a)(b)	2,171,024	10,616,309
Fidelity Series Real Estate Equity Fund (a)	474,653	6,697,352
Fidelity Series Small Cap Opportunities Fund (a)	2,665,071	32,194,064
TOTAL DOMESTIC EQUITY FUNDS
(Cost $508,861,391)		545,489,252

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	5,274,822	78,542,100
Fidelity Series International Growth Fund (a)	5,672,260	75,554,508
Fidelity Series International Small Cap Fund (a)	1,177,401	17,708,115
Fidelity Series International Value Fund (a)	8,204,040	74,902,889
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $238,842,823)		246,707,612

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	567,185	5,382,582
Fidelity Series Floating Rate High Income Fund (a)	235,426	2,114,129
Fidelity Series High Income Fund (a)	2,887,827	25,037,460
Fidelity Series Inflation-Protected Bond Index Fund (a)	424,926	4,198,268
Fidelity Series Investment Grade Bond Fund (a)	371,013	4,192,443
Fidelity Series Real Estate Income Fund (a)	392,961	4,275,417
TOTAL BOND FUNDS
(Cost $48,857,557)		45,200,299

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	14,542	145,425
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	272,285	272,285
TOTAL SHORT-TERM FUNDS
(Cost $417,124)		417,710
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $796,978,895)		837,814,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147,357)
NET ASSETS - 100%		$837,667,516

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$50,992,463	$15,343,637	$11,947,657	$83,245	$53,444,997
Fidelity Advisor Series Equity-Income Fund	101,422,163	24,194,361	19,642,193	2,613,939	96,445,139
Fidelity Advisor Series Growth & Income Fund	69,858,447	16,490,448	13,100,901	1,325,004	66,631,764
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	11,210,073	20,097,786	206,851	35,201,691
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	17,400,334	11,224,694	--	49,602,389
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	414,532	3,971,568	27,746	145,425
Fidelity Advisor Series Small Cap Fund	28,800,321	7,667,798	6,063,840	65,980	26,676,520
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	18,986,052	12,640,680	1,035,015	64,134,084
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	8,001,549	2,084,780	9,814,044	10,428	272,285
Fidelity Series 100 Index Fund	30,534,724	5,288,213	7,126,907	666,258	29,102,345
Fidelity Series 1000 Value Index Fund	11,280,092	2,480,985	2,239,884	262,192	10,680,890
Fidelity Series All-Sector Equity Fund	67,632,263	16,994,734	13,335,661	574,536	64,061,708
Fidelity Series Commodity Strategy Fund	6,567,526	6,477,040	1,192,669	--	10,616,309
Fidelity Series Emerging Markets Debt Fund	5,427,471	1,105,659	1,033,572	327,522	5,382,582
Fidelity Series Emerging Markets Fund	66,992,725	30,226,259	10,330,773	853,998	78,542,100
Fidelity Series Floating Rate High Income Fund	4,235,176	501,473	2,437,822	123,549	2,114,129
Fidelity Series High Income Fund	29,324,894	5,571,467	6,567,408	1,602,740	25,037,460
Fidelity Series Inflation-Protected Bond Index Fund	--	4,426,964	328,736	930	4,198,268
Fidelity Series International Growth Fund	79,011,570	17,463,735	15,426,696	818,648	75,554,508
Fidelity Series International Small Cap Fund	17,396,443	4,932,326	3,779,965	155,700	17,708,115
Fidelity Series International Value Fund	77,853,453	18,726,366	14,213,137	1,541,610	74,902,889
Fidelity Series Investment Grade Bond Fund	5,077,706	7,318,278	8,090,505	148,717	4,192,443
Fidelity Series Real Estate Equity Fund	6,973,997	2,320,673	2,183,641	117,615	6,697,352
Fidelity Series Real Estate Income Fund	4,166,597	901,708	638,059	200,885	4,275,417
Fidelity Series Small Cap Opportunities Fund	34,844,552	7,990,530	6,726,554	124,870	32,194,064
Total	$873,326,113	$246,518,425	$204,155,352	$12,887,978	$837,814,873

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $796,978,895) — See accompanying schedule		$837,814,873
Receivable for investments sold		4,718,238
Receivable for fund shares sold		1,741,610
Total assets		844,274,721
Liabilities
Payable for investments purchased	$4,496,974
Payable for fund shares redeemed	1,962,859
Distribution and service plan fees payable	147,372
Total liabilities		6,607,205
Net Assets		$837,667,516
Net Assets consist of:
Paid in capital		$774,744,213
Undistributed net investment income		92,654
Accumulated undistributed net realized gain (loss) on investments		21,994,671
Net unrealized appreciation (depreciation) on investments		40,835,978
Net Assets		$837,667,516
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($363,198,683 ÷ 35,745,562 shares)		$10.16
Maximum offering price per share (100/94.25 of $10.16)		$10.78
Class T:
Net Asset Value and redemption price per share ($127,841,863 ÷ 12,635,266 shares)		$10.12
Maximum offering price per share (100/96.50 of $10.12)		$10.49
Class B:
Net Asset Value and offering price per share ($1,717,398 ÷ 170,022 shares)(a)		$10.10
Class C:
Net Asset Value and offering price per share ($24,460,385 ÷ 2,435,171 shares)(a)		$10.04
Class I:
Net Asset Value, offering price and redemption price per share ($320,449,187 ÷ 31,363,275 shares)		$10.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,887,978
Expenses
Distribution and service plan fees	$1,860,962
Independent trustees' compensation	3,567
Total expenses before reductions	1,864,529
Expense reductions	(3,567)	1,860,962
Net investment income (loss)		11,027,016
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,000,515)
Capital gain distributions from underlying funds	34,922,906
Total net realized gain (loss)		33,922,391
Change in net unrealized appreciation (depreciation) on underlying funds		(76,873,819)
Net gain (loss)		(42,951,428)
Net increase (decrease) in net assets resulting from operations		$(31,924,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,027,016	$11,676,686
Net realized gain (loss)	33,922,391	49,114,948
Change in net unrealized appreciation (depreciation)	(76,873,819)	(5,351,094)
Net increase (decrease) in net assets resulting from operations	(31,924,412)	55,440,540
Distributions to shareholders from net investment income	(11,232,904)	(11,891,967)
Distributions to shareholders from net realized gain	(28,452,580)	(55,314,723)
Total distributions	(39,685,484)	(67,206,690)
Share transactions - net increase (decrease)	36,112,151	59,128,888
Total increase (decrease) in net assets	(35,497,745)	47,362,738
Net Assets
Beginning of period	873,165,261	825,802,523
End of period (including undistributed net investment income of $92,654 and undistributed net investment income of $298,542, respectively)	$837,667,516	$873,165,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.24	$10.39	$9.61	$9.93
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.15	.12
Net realized and unrealized gain (loss)	(.53)	.58	1.40	.82	(.17)
Total from investment operations	(.40)	.73	1.52	.97	(.05)
Distributions from net investment income	(.14)	(.16)	(.12)	(.14)	(.11)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.50)	(.91)B	(.67)	(.19)	(.27)
Net asset value, end of period	$10.16	$11.06	$11.24	$10.39	$9.61
Total ReturnC,D	(3.84)%	6.77%	14.91%	10.23%	(.22)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.37%	1.10%	1.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$363,199	$415,103	$401,589	$352,814	$280,478
Portfolio turnover rateE	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.20	$10.36	$9.58	$9.90
Income from Investment Operations
Net investment income (loss)A	.11	.12	.09	.13	.10
Net realized and unrealized gain (loss)	(.54)	.58	1.39	.81	(.17)
Total from investment operations	(.43)	.70	1.48	.94	(.07)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.47)B	(.88)C	(.64)D	(.16)E	(.25)
Net asset value, end of period	$10.12	$11.02	$11.20	$10.36	$9.58
Total ReturnF,G	(4.08)%	6.54%	14.61%	9.99%	(.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.12%	.85%	1.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$127,842	$126,987	$115,391	$89,196	$64,512
Portfolio turnover rateH	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.15	$10.31	$9.54	$9.86
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.81	(.17)
Total from investment operations	(.49)	.64	1.42	.89	(.12)
Distributions from net investment income	(.05)	(.07)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.39)	(.81)	(.58)B	(.12)C	(.20)
Net asset value, end of period	$10.10	$10.98	$11.15	$10.31	$9.54
Total ReturnD,E	(4.60)%	5.99%	14.06%	9.47%	(1.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,717	$3,407	$5,038	$5,532	$5,643
Portfolio turnover rateF	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.14	$10.31	$9.54	$9.87
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.82	(.18)
Total from investment operations	(.49)	.64	1.42	.90	(.13)
Distributions from net investment income	(.08)	(.09)	(.06)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.42)	(.83)	(.59)B	(.13)	(.20)
Net asset value, end of period	$10.04	$10.95	$11.14	$10.31	$9.54
Total ReturnC,D	(4.67)%	6.01%	14.06%	9.53%	(1.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$24,460	$24,652	$21,190	$16,188	$13,344
Portfolio turnover rateE	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.30	$10.44	$9.65	$9.97
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.15
Net realized and unrealized gain (loss)	(.55)	.59	1.40	.82	(.18)
Total from investment operations	(.39)	.77	1.55	1.00	(.03)
Distributions from net investment income	(.16)	(.18)	(.15)	(.16)	(.13)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.52)	(.94)	(.69)B	(.21)	(.29)
Net asset value, end of period	$10.22	$11.13	$11.30	$10.44	$9.65
Total ReturnC	(3.65)%	7.10%	15.20%	10.55%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.62%	1.35%	1.81%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$320,449	$303,017	$282,594	$202,208	$126,497
Portfolio turnover rateD	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	2.9	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,774,138	$18,983,279
Fidelity Advisor Series Equity-Income Fund (a)	2,983,995	34,256,258
Fidelity Advisor Series Growth & Income Fund (a)	1,927,265	23,666,811
Fidelity Advisor Series Growth Opportunities Fund (a)	1,217,457	12,503,288
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,221,800	17,618,355
Fidelity Advisor Series Small Cap Fund (a)	940,006	9,475,256
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,039,368	22,779,744
Fidelity Series 100 Index Fund (a)	768,820	10,340,624
Fidelity Series 1000 Value Index Fund (a)	367,257	3,793,767
Fidelity Series All-Sector Equity Fund (a)	1,807,319	22,754,147
Fidelity Series Commodity Strategy Fund (a)(b)	781,256	3,820,342
Fidelity Series Real Estate Equity Fund (a)	168,328	2,375,107
Fidelity Series Small Cap Opportunities Fund (a)	946,605	11,434,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,448,891)		193,801,969

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	1,876,773	27,945,150
Fidelity Series International Growth Fund (a)	2,018,935	26,892,210
Fidelity Series International Small Cap Fund (a)	418,759	6,298,136
Fidelity Series International Value Fund (a)	2,913,987	26,604,703
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $91,617,994)		87,740,199

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	200,250	1,900,369
Fidelity Series Floating Rate High Income Fund (a)	82,471	740,593
Fidelity Series High Income Fund (a)	1,008,783	8,746,147
Fidelity Series Inflation-Protected Bond Index Fund (a)	152,975	1,511,390
Fidelity Series Investment Grade Bond Fund (a)	131,773	1,489,038
Fidelity Series Real Estate Income Fund (a)	138,108	1,502,615
TOTAL BOND FUNDS
(Cost $17,220,326)		15,890,152

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,173	51,731
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	96,639	96,639
TOTAL SHORT-TERM FUNDS
(Cost $148,154)		148,370
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $305,435,365)		297,580,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,770)
NET ASSETS - 100%		$297,532,920

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$14,086,899	$8,874,261	$3,693,228	$27,321	$18,983,279
Fidelity Advisor Series Equity-Income Fund	28,153,918	15,078,540	6,050,120	806,248	34,256,258
Fidelity Advisor Series Growth & Income Fund	19,351,812	10,239,762	3,917,119	407,831	23,666,811
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	6,895,813	5,985,055	67,889	12,503,288
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	9,144,798	3,397,641	--	17,618,355
Fidelity Advisor Series Short-Term Credit Fund	941,223	335,545	1,218,986	8,469	51,731
Fidelity Advisor Series Small Cap Fund	7,957,011	4,531,654	1,842,136	21,537	9,475,256
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	11,119,073	3,934,649	341,344	22,779,744
Fidelity Institutional Money Market Portfolio Intitutional Class 0.39%	2,216,677	1,069,135	3,189,173	3,246	96,639
Fidelity Series 100 Index Fund	8,404,068	3,938,181	2,148,722	219,711	10,340,624
Fidelity Series 1000 Value Index Fund	3,081,539	1,647,477	680,641	86,799	3,793,767
Fidelity Series All-Sector Equity Fund	18,690,062	10,363,140	4,019,922	189,473	22,754,147
Fidelity Series Commodity Strategy Fund	2,223,414	2,722,429	747,179	--	3,820,342
Fidelity Series Emerging Markets Debt Fund	1,495,331	767,221	332,034	102,854	1,900,369
Fidelity Series Emerging Markets Fund	18,225,158	15,297,656	3,157,184	278,600	27,945,150
Fidelity Series Floating Rate High Income Fund	1,195,373	356,293	752,795	38,438	740,593
Fidelity Series High Income Fund	7,824,042	3,733,752	1,795,825	503,292	8,746,147
Fidelity Series Inflation-Protected Bond Index Fund	--	1,551,254	76,185	326	1,511,390
Fidelity Series International Growth Fund	21,782,706	11,336,234	4,481,275	267,208	26,892,210
Fidelity Series International Small Cap Fund	4,935,643	2,856,786	1,219,438	50,812	6,298,136
Fidelity Series International Value Fund	21,471,305	11,634,472	4,059,378	503,188	26,604,703
Fidelity Series Investment Grade Bond Fund	1,504,146	2,743,875	2,728,725	47,227	1,489,038
Fidelity Series Real Estate Equity Fund	1,917,589	1,261,481	714,207	37,839	2,375,107
Fidelity Series Real Estate Income Fund	1,148,985	592,883	195,360	63,701	1,502,615
Fidelity Series Small Cap Opportunities Fund	9,666,462	5,039,145	2,078,657	40,048	11,434,991
Total	$241,090,556	$143,130,860	$62,415,634	$4,113,401	$297,580,690

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $305,435,365) — See accompanying schedule		$297,580,690
Receivable for investments sold		1,484,874
Receivable for fund shares sold		833,824
Total assets		299,899,388
Liabilities
Payable for investments purchased	$1,794,820
Payable for fund shares redeemed	523,864
Distribution and service plan fees payable	47,784
Total liabilities		2,366,468
Net Assets		$297,532,920
Net Assets consist of:
Paid in capital		$298,872,512
Undistributed net investment income		36,359
Accumulated undistributed net realized gain (loss) on investments		6,478,724
Net unrealized appreciation (depreciation) on investments		(7,854,675)
Net Assets		$297,532,920
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,308,921 ÷ 11,828,482 shares)		$11.02
Maximum offering price per share (100/94.25 of $11.02)		$11.69
Class T:
Net Asset Value and redemption price per share ($41,956,005 ÷ 3,820,368 shares)		$10.98
Maximum offering price per share (100/96.50 of $10.98)		$11.38
Class C:
Net Asset Value and offering price per share ($5,671,150 ÷ 516,692 shares)(a)		$10.98
Class I:
Net Asset Value, offering price and redemption price per share ($119,596,844 ÷ 10,817,023 shares)		$11.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,113,401
Expenses
Distribution and service plan fees	$535,656
Independent trustees' compensation	1,099
Total expenses before reductions	536,755
Expense reductions	(1,099)	535,656
Net investment income (loss)		3,577,745
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,016,856)
Capital gain distributions from underlying funds	11,479,186
Total net realized gain (loss)		9,462,330
Change in net unrealized appreciation (depreciation) on underlying funds		(22,208,242)
Net gain (loss)		(12,745,912)
Net increase (decrease) in net assets resulting from operations		$(9,168,167)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,577,745	$2,786,210
Net realized gain (loss)	9,462,330	8,553,943
Change in net unrealized appreciation (depreciation)	(22,208,242)	1,775,819
Net increase (decrease) in net assets resulting from operations	(9,168,167)	13,115,972
Distributions to shareholders from net investment income	(3,628,682)	(2,793,897)
Distributions to shareholders from net realized gain	(6,838,260)	(6,764,718)
Total distributions	(10,466,942)	(9,558,615)
Share transactions - net increase (decrease)	76,117,748	80,161,628
Total increase (decrease) in net assets	56,482,639	83,718,985
Net Assets
Beginning of period	241,050,281	157,331,296
End of period (including undistributed net investment income of $36,359 and undistributed net investment income of $87,297, respectively)	$297,532,920	$241,050,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.12	.18	.11
Net realized and unrealized gain (loss)	(.59)	.62	1.49	.83	(.11)
Total from investment operations	(.44)	.78	1.61	1.01	–
Distributions from net investment income	(.14)	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.46)C	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$11.02	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	(3.89)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%K
Net investment income (loss)	1.31%	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$130,309	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	24%	29%	43%	29%	18%K

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.13	.10	.16	.09
Net realized and unrealized gain (loss)	(.59)	.62	1.47	.82	(.10)
Total from investment operations	(.47)	.75	1.57	.98	(.01)
Distributions from net investment income	(.12)	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.43)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$10.98	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	(4.11)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%I
Net investment income (loss)	1.06%	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$41,956	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	24%	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08	.04	.10	.05
Net realized and unrealized gain (loss)	(.58)	.61	1.47	.83	(.10)
Total from investment operations	(.52)	.69	1.51	.93	(.05)
Distributions from net investment income	(.08)	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.30)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.38)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$10.98	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	(4.53)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	.56%	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,671	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	24%	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.19	.15	.21	.13
Net realized and unrealized gain (loss)	(.60)	.63	1.48	.83	(.11)
Total from investment operations	(.42)	.82	1.63	1.04	.02
Distributions from net investment income	(.17)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.48)	(.60)	(.48)C	(.21)	(.26)D
Net asset value, end of period	$11.06	$11.96	$11.74	$10.59	$9.76
Total ReturnE,F	(3.64)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if any	-%	-%	-%	-%	- %J
Expenses net of all reductions	-%	-%	-%	-%	- %J
Net investment income (loss)	1.56%	1.64%	1.36%	2.07%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$119,597	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateG	24%	29%	43%	29%	18%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	115,592	$1,236,832
Fidelity Advisor Series Equity-Income Fund (a)	194,569	2,233,656
Fidelity Advisor Series Growth & Income Fund (a)	125,567	1,541,962
Fidelity Advisor Series Growth Opportunities Fund (a)	78,643	807,659
Fidelity Advisor Series Opportunistic Insights Fund (a)	79,605	1,147,902
Fidelity Advisor Series Small Cap Fund (a)	61,245	617,346
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	132,871	1,484,173
Fidelity Series 100 Index Fund (a)	50,091	673,729
Fidelity Series 1000 Value Index Fund (a)	24,097	248,923
Fidelity Series All-Sector Equity Fund (a)	117,753	1,482,514
Fidelity Series Commodity Strategy Fund (a)(b)	50,956	249,174
Fidelity Series Real Estate Equity Fund (a)	11,091	156,492
Fidelity Series Small Cap Opportunities Fund (a)	61,819	746,776
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,836,685)		12,627,138

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	122,310	1,821,194
Fidelity Series International Growth Fund (a)	131,356	1,749,667
Fidelity Series International Small Cap Fund (a)	27,167	408,592
Fidelity Series International Value Fund (a)	190,245	1,736,941
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,789,198)		5,716,394

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	12,793	121,405
Fidelity Series Floating Rate High Income Fund (a)	5,375	48,271
Fidelity Series High Income Fund (a)	66,488	576,447
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,833	97,150
Fidelity Series Investment Grade Bond Fund (a)	8,583	96,989
Fidelity Series Real Estate Income Fund (a)	8,737	95,060
TOTAL BOND FUNDS
(Cost $1,052,755)		1,035,322

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	337	3,366
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	6,199	6,199
TOTAL SHORT-TERM FUNDS
(Cost $9,544)		9,565
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,688,182)		19,388,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,197)
NET ASSETS - 100%		$19,384,222

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$353,521	$1,297,063	$399,237	$1,160	$1,236,832
Fidelity Advisor Series Equity-Income Fund	707,283	2,420,635	796,247	29,132	2,233,656
Fidelity Advisor Series Growth & Income Fund	487,676	1,657,937	537,294	14,582	1,541,962
Fidelity Advisor Series Growth Opportunities Fund	318,390	969,236	416,737	2,881	807,659
Fidelity Advisor Series Opportunistic Insights Fund	326,097	1,218,871	348,482	--	1,147,902
Fidelity Advisor Series Short-Term Credit Fund	23,018	45,411	64,879	306	3,366
Fidelity Advisor Series Small Cap Fund	200,479	685,881	229,017	903	617,346
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	1,662,751	534,963	14,688	1,484,173
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	56,252	132,963	183,016	122	6,199
Fidelity Series 100 Index Fund	211,084	706,004	251,773	9,487	673,729
Fidelity Series 1000 Value Index Fund	78,435	267,189	89,096	3,870	248,923
Fidelity Series All-Sector Equity Fund	470,740	1,628,937	528,319	8,154	1,482,514
Fidelity Series Commodity Strategy Fund	47,745	273,765	60,309	--	249,174
Fidelity Series Emerging Markets Debt Fund	35,884	125,273	40,196	4,199	121,405
Fidelity Series Emerging Markets Fund	465,641	1,938,647	537,003	11,705	1,821,194
Fidelity Series Floating Rate High Income Fund	29,473	55,942	35,052	1,522	48,271
Fidelity Series High Income Fund	204,550	615,952	212,705	20,520	576,447
Fidelity Series Inflation-Protected Bond Index Fund	--	114,857	20,019	18	97,150
Fidelity Series International Growth Fund	545,165	1,858,816	588,719	11,222	1,749,667
Fidelity Series International Small Cap Fund	124,995	433,867	141,612	2,129	408,592
Fidelity Series International Value Fund	537,491	1,891,158	588,329	21,094	1,736,941
Fidelity Series Investment Grade Bond Fund	33,417	199,631	136,047	1,892	96,989
Fidelity Series Real Estate Equity Fund	48,806	170,945	66,377	1,555	156,492
Fidelity Series Real Estate Income Fund	29,252	96,688	30,306	2,527	95,060
Fidelity Series Small Cap Opportunities Fund	243,810	797,112	262,103	1,466	746,776
Total	$6,052,154	$21,265,531	$7,097,837	$165,134	$19,388,419

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $19,688,182) — See accompanying schedule		$19,388,419
Receivable for investments sold		58,235
Receivable for fund shares sold		111,977
Total assets		19,558,631
Liabilities
Payable for investments purchased	$105,850
Payable for fund shares redeemed	64,332
Distribution and service plan fees payable	4,227
Total liabilities		174,409
Net Assets		$19,384,222
Net Assets consist of:
Paid in capital		$19,764,321
Undistributed net investment income		1,000
Accumulated undistributed net realized gain (loss) on investments		(81,336)
Net unrealized appreciation (depreciation) on investments		(299,763)
Net Assets		$19,384,222
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,058,108 ÷ 941,230 shares)		$9.62
Maximum offering price per share (100/94.25 of $9.62)		$10.21
Class T:
Net Asset Value and redemption price per share ($3,189,124 ÷ 331,210 shares)		$9.63
Maximum offering price per share (100/96.50 of $9.63)		$9.98
Class C:
Net Asset Value and offering price per share ($1,292,155 ÷ 133,503 shares)(a)		$9.68
Class I:
Net Asset Value, offering price and redemption price per share ($5,844,835 ÷ 605,989 shares)		$9.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$165,134
Expenses
Distribution and service plan fees	$31,554
Independent trustees' compensation	41
Total expenses before reductions	31,595
Expense reductions	(41)	31,554
Net investment income (loss)		133,580
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(500,422)
Capital gain distributions from underlying funds	508,570
Total net realized gain (loss)		8,148
Change in net unrealized appreciation (depreciation) on underlying funds		(331,013)
Net gain (loss)		(322,865)
Net increase (decrease) in net assets resulting from operations		$(189,285)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,580	$42,863
Net realized gain (loss)	8,148	130,461
Change in net unrealized appreciation (depreciation)	(331,013)	31,250
Net increase (decrease) in net assets resulting from operations	(189,285)	204,574
Distributions to shareholders from net investment income	(132,580)	(45,136)
Distributions to shareholders from net realized gain	(178,082)	(39,590)
Total distributions	(310,662)	(84,726)
Share transactions - net increase (decrease)	13,834,207	5,930,114
Total increase (decrease) in net assets	13,334,260	6,049,962
Net Assets
Beginning of period	6,049,962	–
End of period (including undistributed net investment income of $1,000 and undistributed net investment income of $0, respectively)	$19,384,222	$6,049,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	(.51)	.37
Total from investment operations	(.39)	.52
Distributions from net investment income	(.11)	(.10)
Distributions from net realized gain	(.22)	(.08)
Total distributions	(.33)	(.18)
Net asset value, end of period	$9.62	$10.34
Total ReturnC,D,E	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%H
Expenses net of fee waivers, if any	.25%	.25%H
Expenses net of all reductions	.25%	.25%H
Net investment income (loss)	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,058	$2,267
Portfolio turnover rateF	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.41)	.51
Distributions from net investment income	(.08)	(.09)
Distributions from net realized gain	(.21)	(.08)
Total distributions	(.29)	(.18)C
Net asset value, end of period	$9.63	$10.33
Total ReturnD,E,F	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%	.51%I,J
Expenses net of all reductions	.50%	.51%I,J
Net investment income (loss)	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,189	$2,062
Portfolio turnover rateG	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.46)	.48
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.17)C
Net asset value, end of period	$9.68	$10.31
Total ReturnD,E,F	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.02%I,J
Expenses net of fee waivers, if any	.99%I	1.02%I,J
Expenses net of all reductions	.99%I	1.02%I,J
Net investment income (loss)	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,292	$1,322
Portfolio turnover rateG	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.17
Net realized and unrealized gain (loss)	(.50)	.37
Total from investment operations	(.35)	.54
Distributions from net investment income	(.12)	(.10)
Distributions from net realized gain	(.23)	(.08)
Total distributions	(.35)	(.19)C
Net asset value, end of period	$9.65	$10.35
Total ReturnD,E	(3.54)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	- %I
Expenses net of fee waivers, if any	-%	- %I
Expenses net of all reductions	-%	- %I
Net investment income (loss)	1.54%	2.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,845	$399
Portfolio turnover rateF	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class C, and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$234,663,251	$10,303,739	$(3,954,119)	$6,349,620
Advisor Freedom 2005	223,450,878	12,473,756	(4,293,463)	8,180,293
Advisor Freedom 2010	568,486,540	38,728,741	(11,301,334)	27,427,407
Advisor Freedom 2015	1,281,133,173	105,592,411	(28,202,314)	77,390,097
Advisor Freedom 2020	2,594,627,855	193,661,389	(69,449,985)	124,211,404
Advisor Freedom 2025	2,776,118,600	216,490,684	(80,497,906)	135,992,778
Advisor Freedom 2030	2,652,651,655	225,468,087	(88,455,976)	137,012,111
Advisor Freedom 2035	2,032,332,906	180,939,034	(74,192,039)	106,746,995
Advisor Freedom 2040	1,865,091,186	168,721,157	(64,280,547)	104,440,610
Advisor Freedom 2045	1,060,422,430	86,397,730	(41,183,321)	45,214,409
Advisor Freedom 2050	802,969,423	65,919,821	(31,074,371)	34,845,450
Advisor Freedom 2055	308,193,928	7,541,877	(18,155,115)	(10,613,238)
Advisor Freedom 2060	20,192,132	405,062	(1,208,775)	(803,713)

The Fidelity Advisor Freedom Income Fund intends to elect to defer to its next fiscal year $121,506 of capital losses recognized during the period November 1, 2015 to March 31, 2016.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$184,777	$1,924,587	$6,349,620
Advisor Freedom 2005	673,411	3,379,377	8,180,293
Advisor Freedom 2010	1,529,529	10,375,846	27,427,407
Advisor Freedom 2015	2,820,018	27,878,614	77,390,097
Advisor Freedom 2020	4,124,116	61,260,584	124,211,404
Advisor Freedom 2025	3,486,792	73,972,021	135,992,778
Advisor Freedom 2030	1,073,123	85,726,047	137,012,111
Advisor Freedom 2035	–	72,975,324	106,746,995
Advisor Freedom 2040	417,773	66,724,782	104,440,610
Advisor Freedom 2045	–	37,609,452	45,214,409
Advisor Freedom 2050	364,373	27,713,479	34,845,450
Advisor Freedom 2055	57,950	9,215,697	(10,613,238)
Advisor Freedom 2060	9,788	413,826	(803,713)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$4,884,761	$3,820,229	$8,704,990
Advisor Freedom 2005	4,673,903	5,971,314	10,645,217
Advisor Freedom 2010	12,243,132	21,929,091	34,172,223
Advisor Freedom 2015	28,616,187	49,280,351	77,896,538
Advisor Freedom 2020	59,210,930	81,951,993	141,162,923
Advisor Freedom 2025	60,037,269	86,515,468	146,552,737
Advisor Freedom 2030	55,156,428	95,790,680	150,947,108
Advisor Freedom 2035	39,494,918	71,951,957	111,446,875
Advisor Freedom 2040	35,855,941	72,671,926	108,527,867
Advisor Freedom 2045	21,099,884	33,797,220	54,897,104
Advisor Freedom 2050	15,026,431	24,659,053	39,685,484
Advisor Freedom 2055	4,848,223	5,618,719	10,466,942
Advisor Freedom 2060	185,174	125,488	310,662

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$5,470,111	$7,442,028	$12,912,139
Advisor Freedom 2005	6,611,171	7,578,428	14,189,599
Advisor Freedom 2010	19,801,971	29,512,311	49,314,282
Advisor Freedom 2015	46,624,076	69,170,198	115,794,274
Advisor Freedom 2020	83,865,023	120,541,435	204,406,458
Advisor Freedom 2025	84,676,094	125,116,175	209,792,269
Advisor Freedom 2030	82,492,360	118,670,544	201,162,904
Advisor Freedom 2035	59,971,742	98,523,932	158,495,674
Advisor Freedom 2040	57,193,107	90,378,203	147,571,310
Advisor Freedom 2045	29,577,173	61,465,138	91,042,311
Advisor Freedom 2050	21,604,802	45,601,888	67,206,690
Advisor Freedom 2055	5,114,063	4,444,552	9,558,615
Advisor Freedom 2060	83,260	1,466	84,726

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	77,862,160	99,961,259
Advisor Freedom 2005	72,500,627	94,668,672
Advisor Freedom 2010	135,368,797	234,416,135
Advisor Freedom 2015	300,241,795	524,782,326
Advisor Freedom 2020	584,020,476	843,400,394
Advisor Freedom 2025	730,935,432	794,247,695
Advisor Freedom 2030	654,244,022	792,234,755
Advisor Freedom 2035	500,836,784	546,793,920
Advisor Freedom 2040	436,520,812	537,974,561
Advisor Freedom 2045	305,972,296	299,192,544
Advisor Freedom 2050	246,518,425	204,155,352
Advisor Freedom 2055	143,130,860	62,415,634
Advisor Freedom 2060	21,265,531	7,097,837

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$277,081	$10,135
Class T	.25%	.25%	247,275	–
Class B	.75%	.25%	8,473	6,361
Class C	.75%	.25%	151,924	17,939
			$684,753	$34,435
Advisor Freedom 2005
Class A	-%	.25%	$359,556	$18,926
Class T	.25%	.25%	147,032	–
Class B	.75%	.25%	4,333	3,251
Class C	.75%	.25%	69,943	5,375
			$580,864	$27,552
Advisor Freedom 2010
Class A	-%	.25%	$931,579	$37,544
Class T	.25%	.25%	489,342	1,890
Class B	.75%	.25%	16,524	12,398
Class C	.75%	.25%	325,477	18,211
			$1,762,922	$70,043
Advisor Freedom 2015
Class A	-%	.25%	$2,099,475	$86,100
Class T	.25%	.25%	991,940	–
Class B	.75%	.25%	50,271	37,703
Class C	.75%	.25%	670,637	49,723
			$3,812,323	$173,526
Advisor Freedom 2020
Class A	-%	.25%	$3,985,834	$152,637
Class T	.25%	.25%	2,070,340	–
Class B	.75%	.25%	116,329	87,247
Class C	.75%	.25%	1,080,621	108,974
			$7,253,124	$348,858
Advisor Freedom 2025
Class A	-%	.25%	$4,232,084	$163,652
Class T	.25%	.25%	2,009,335	–
Class B	.75%	.25%	84,495	63,371
Class C	.75%	.25%	932,895	98,710
			$7,258,809	$325,733
Advisor Freedom 2030
Class A	-%	.25%	$3,867,072	$140,492
Class T	.25%	.25%	2,162,368	–
Class B	.75%	.25%	100,733	75,550
Class C	.75%	.25%	880,429	92,181
			$7,010,602	$308,223
Advisor Freedom 2035
Class A	-%	.25%	$2,991,211	$130,041
Class T	.25%	.25%	1,508,720	–
Class B	.75%	.25%	68,303	51,227
Class C	.75%	.25%	549,377	63,661
			$5,117,611	$244,929
Advisor Freedom 2040
Class A	-%	.25%	$2,619,504	$88,401
Class T	.25%	.25%	1,577,992	1,204
Class B	.75%	.25%	84,320	63,240
Class C	.75%	.25%	741,852	69,442
			$5,023,668	$222,287
Advisor Freedom 2045
Class A	-%	.25%	$1,437,379	$59,300
Class T	.25%	.25%	769,238	–
Class B	.75%	.25%	18,520	13,890
Class C	.75%	.25%	226,939	44,252
			$2,452,076	$117,442
Advisor Freedom 2050
Class A	-%	.25%	$972,805	$27,944
Class T	.25%	.25%	620,322	–
Class B	.75%	.25%	24,652	18,489
Class C	.75%	.25%	243,183	34,372
			$1,860,962	$80,805
Advisor Freedom 2055
Class A	-%	.25%	$307,864	$6,948
Class T	.25%	.25%	178,543	586
Class C	.75%	.25%	49,249	16,767
			$535,656	$24,301
Advisor Freedom 2060
Class A	-%	.25%	$13,085	$13,085
Class T	.25%	.25%	9,360	9,360
Class C	.75%	.25%	9,109	9,109
			$31,554	$31,554

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$11,638
Class T	2,040
Class B(a)	1,416
Class C(a)	1,331
$16,425
Advisor Freedom 2005
Class A	$2,074
Class T	972
Class B(a)	51
Class C(a)	1,056
$4,153
Advisor Freedom 2010
Class A	$8,334
Class T	4,018
Class B(a)	980
Class C(a)	2,908
$16,240
Advisor Freedom 2015
Class A	$28,454
Class T	8,739
Class B(a)	2,647
Class C(a)	5,495
$45,335
Advisor Freedom 2020
Class A	$64,812
Class T	30,491
Class B(a)	2,943
Class C(a)	12,128
$110,374
Advisor Freedom 2025
Class A	$75,526
Class T	43,677
Class B(a)	2,321
Class C(a)	8,616
$130,140
Advisor Freedom 2030
Class A	$84,851
Class T	44,482
Class B(a)	2,606
Class C(a)	9,329
$141,268
Advisor Freedom 2035
Class A	$77,104
Class T	41,101
Class B(a)	2,798
Class C(a)	8,889
$129,892
Advisor Freedom 2040
Class A	$81,293
Class T	36,719
Class B(a)	1,622
Class C(a)	9,227
$128,861
Advisor Freedom 2045
Class A	$47,679
Class T	24,878
Class B(a)	755
Class C(a)	4,650
$77,962
Advisor Freedom 2050
Class A	$46,114
Class T	14,909
Class B(a)	628
Class C(a)	7,692
$69,343
Advisor Freedom 2055
Class A	$22,860
Class T	10,510
Class C(a)	1,422
$34,792
Advisor Freedom 2060
Class A	$1,779
Class T	775
Class C(a)	811
$3,365

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$473
Class T	.50%	211
Class B	1.00%	4
Class C	1.00%	65
Class I	-%	344
Advisor Freedom 2005
Class A	.25%	617
Class T	.50%	126
Class B	1.00%	2
Class C	1.00%	30
Class I	-%	266
Advisor Freedom 2010
Class A	.25%	1,606
Class T	.50%	422
Class B	1.00%	7
Class C	1.00%	140
Class I	-%	644
Advisor Freedom 2015
Class A	.25%	3,620
Class T	.50%	855
Class B	1.00%	22
Class C	1.00%	289
Class I	-%	1,676
Advisor Freedom 2020
Class A	.25%	6,842
Class T	.50%	1,777
Class B	1.00%	50
Class C	1.00%	464
Class I	-%	3,344
Advisor Freedom 2025
Class A	.25%	7,228
Class T	.50%	1,716
Class B	1.00%	36
Class C	1.00%	398
Class I	-%	3,527
Advisor Freedom 2030
Class A	.25%	6,624
Class T	.50%	1,851
Class B	1.00%	43
Class C	1.00%	377
Class I	-%	3,698
Advisor Freedom 2035
Class A	.25%	5,114
Class T	.50%	1,290
Class B	1.00%	29
Class C	1.00%	235
Class I	-%	2,894
Advisor Freedom 2040
Class A	.25%	4,490
Class T	.50%	1,352
Class B	1.00%	36
Class C	1.00%	318
Class I	-%	2,715
Advisor Freedom 2045
Class A	.25%	2,452
Class T	.50%	656
Class B	1.00%	8
Class C	1.00%	97
Class I	-%	1,618
Advisor Freedom 2050
Class A	.25%	1,656
Class T	.50%	527
Class B	1.00%	10
Class C	1.00%	103
Class I	-%	1,271
Advisor Freedom 2055
Class A	.25%	512
Class T	.50%	149
Class C	1.00%	21
Class I	-%	417
Advisor Freedom 2060
Class A	.25%	20
Class T	.50%	7
Class C	1.00%	4
Class I	-%	10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2016	2015(a)
Advisor Freedom Income
From net investment income
Class A	$1,804,087	$2,006,074
Class T	701,827	610,551
Class B	6,793	10,867
Class C	134,792	120,553
Class I	1,517,104	1,291,837
Total	$4,164,603	$4,039,882
From net realized gain
Class A	$1,977,599	$4,377,554
Class T	869,741	1,580,033
Class B	15,183	48,599
Class C	267,669	507,683
Class I	1,410,195	2,358,388
Total	$4,540,387	$8,872,257
Advisor Freedom 2005
From net investment income
Class A	$2,323,956	$2,703,708
Class T	432,659	364,687
Class B	2,404	5,181
Class C	54,932	65,460
Class I	1,193,174	1,286,785
Total	$4,007,125	$4,425,821
From net realized gain
Class A	$3,970,930	$6,021,448
Class T	790,924	979,095
Class B	12,507	29,661
Class C	184,344	288,876
Class I	1,679,387	2,444,698
Total	$6,638,092	$9,763,778
Advisor Freedom 2010
From net investment income
Class A	$6,003,972	$7,526,871
Class T	1,397,138	1,541,263
Class B	10,451	22,518
Class C	282,705	328,872
Class I	2,890,342	3,154,793
Total	$10,584,608	$12,574,317
From net realized gain
Class A	$13,470,039	$21,724,587
Class T	3,526,741	5,280,109
Class B	61,327	148,899
Class C	1,160,445	1,691,065
Class I	5,369,063	7,895,305
Total	$23,587,615	$36,739,965
Advisor Freedom 2015
From net investment income
Class A	$13,583,429	$16,472,036
Class T	2,859,915	3,019,840
Class B	26,012	67,393
Class C	611,152	657,182
Class I	7,528,137	8,235,434
Total	$24,608,645	$28,451,885
From net realized gain
Class A	$29,986,512	$50,483,414
Class T	6,985,833	10,845,327
Class B	188,847	494,619
Class C	2,396,646	3,671,376
Class I	13,730,055	21,847,653
Total	$53,287,893	$87,342,389
Advisor Freedom 2020
From net investment income
Class A	$25,698,008	$29,563,833
Class T	5,809,331	6,239,241
Class B	69,298	142,694
Class C	982,499	1,028,825
Class I	15,059,860	15,728,192
Total	$47,618,996	$52,702,785
From net realized gain
Class A	$51,415,664	$85,524,060
Class T	13,261,302	20,889,781
Class B	386,650	918,360
Class C	3,437,464	5,335,699
Class I	25,042,847	39,035,773
Total	$93,543,927	$151,703,673
Advisor Freedom 2025
From net investment income
Class A	$25,260,945	$29,627,711
Class T	5,193,908	5,418,579
Class B	46,533	101,520
Class C	806,872	888,259
Class I	15,273,123	15,118,302
Total	$46,581,381	$51,154,371
From net realized gain
Class A	$56,433,404	$92,842,798
Class T	13,038,884	19,605,381
Class B	284,440	713,467
Class C	3,044,442	4,752,036
Class I	27,170,186	40,724,216
Total	$99,971,356	$158,637,898
Advisor Freedom 2030
From net investment income
Class A	$21,002,263	$24,784,369
Class T	5,079,042	5,372,386
Class B	50,382	112,725
Class C	708,607	766,016
Class I	14,549,548	15,114,759
Total	$41,389,842	$46,150,255
From net realized gain
Class A	$57,942,069	$84,610,105
Class T	15,934,228	21,708,833
Class B	388,181	815,088
Class C	3,165,501	4,413,727
Class I	32,127,287	43,464,896
Total	$109,557,266	$155,012,649
Advisor Freedom 2035
From net investment income
Class A	$15,074,742	$18,356,639
Class T	3,409,864	3,426,264
Class B	29,846	76,279
Class C	417,642	462,007
Class I	10,711,198	11,208,570
Total	$29,643,292	$33,529,759
From net realized gain
Class A	$44,129,826	$69,919,414
Class T	10,749,563	15,386,135
Class B	263,010	616,495
Class C	1,945,397	2,908,220
Class I	24,715,787	36,135,651
Total	$81,803,583	$124,965,915
Advisor Freedom 2040
From net investment income
Class A	$13,245,609	$16,039,742
Class T	3,474,790	3,721,379
Class B	37,589	93,560
Class C	552,326	614,961
Class I	9,948,354	10,655,035
Total	$27,258,668	$31,124,677
From net realized gain
Class A	$41,038,189	$60,990,886
Class T	12,029,970	16,937,286
Class B	342,889	750,193
Class C	2,798,704	3,891,999
Class I	25,059,447	33,876,269
Total	$81,269,199	$116,446,633
Advisor Freedom 2045
From net investment income
Class A	$7,193,208	$8,514,719
Class T	1,742,888	1,660,433
Class B	8,549	19,801
Class C	173,785	177,170
Class I	6,041,225	6,221,904
Total	$15,159,655	$16,594,027
From net realized gain
Class A	$20,290,272	$39,621,319
Class T	5,212,191	8,954,687
Class B	66,944	200,706
Class C	753,888	1,321,278
Class I	13,414,154	24,350,294
Total	$39,737,449	$74,448,284
Advisor Freedom 2050
From net investment income
Class A	$4,848,702	$5,557,324
Class T	1,370,739	1,344,442
Class B	10,523	24,678
Class C	179,089	190,766
Class I	4,823,851	4,774,757
Total	$11,232,904	$11,891,967
From net realized gain
Class A	$13,328,702	$26,749,886
Class T	4,134,203	7,872,988
Class B	86,878	283,231
Class C	788,832	1,498,275
Class I	10,113,965	18,910,343
Total	$28,452,580	$55,314,723
Advisor Freedom 2055
From net investment income
Class A	$1,554,706	$1,321,494
Class T	404,897	294,628
Class C	39,268	27,965
Class I	1,629,811	1,149,810
Total	$3,628,682	$2,793,897
From net realized gain
Class A	$3,237,740	$3,349,879
Class T	906,964	868,138
Class C	119,080	111,785
Class I	2,574,476	2,434,916
Total	$6,838,260	$6,764,718
Advisor Freedom 2060
From net investment income
Class A	$71,201	$11,467
Class T	11,114	18,274
Class C	–	13,832
Class I	50,265	1,563
Total	$132,580	$45,136
From net realized gain
Class A	$84,170	$9,288
Class T	40,079	15,747
Class C	20,446	13,338
Class I	33,387	1,217
Total	$178,082	$39,590

 (a) Distributions for Advisor Freedom 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2016	2015(a)	2016	2015(a)
Advisor Freedom Income
Class A
Shares sold	3,081,818	3,619,565	$32,963,415	$40,149,983
Reinvestment of distributions	348,911	573,085	3,750,259	6,318,078
Shares redeemed	(5,370,350)	(6,125,575)	(57,590,121)	(68,054,068)
Net increase (decrease)	(1,939,621)	(1,932,925)	$(20,876,447)	$(21,586,007)
Class T
Shares sold	2,332,188	3,210,409	$24,979,079	$35,732,869
Reinvestment of distributions	143,605	195,001	1,538,767	2,147,017
Shares redeemed	(2,760,620)	(3,823,004)	(29,380,371)	(42,530,178)
Net increase (decrease)	(284,827)	(417,594)	$(2,862,525)	$(4,650,292)
Class B
Shares sold	2,784	845	$29,065	$9,345
Reinvestment of distributions	1,917	5,113	20,660	56,268
Shares redeemed	(47,919)	(52,610)	(514,935)	(582,710)
Net increase (decrease)	(43,218)	(46,652)	$(465,210)	$(517,097)
Class C
Shares sold	235,292	298,092	$2,521,615	$3,300,083
Reinvestment of distributions	32,848	48,916	352,267	537,670
Shares redeemed	(310,283)	(326,468)	(3,312,864)	(3,617,162)
Net increase (decrease)	(42,143)	20,540	$(438,982)	$220,591
Class I
Shares sold	4,013,311	3,917,263	$42,997,083	$43,534,812
Reinvestment of distributions	270,632	329,859	2,912,988	3,644,531
Shares redeemed	(3,954,589)	(3,156,053)	(42,448,173)	(35,160,767)
Net increase (decrease)	329,354	1,091,069	$3,461,898	$12,018,576
Advisor Freedom 2005
Class A
Shares sold	3,894,452	4,029,427	$45,205,371	$49,037,462
Reinvestment of distributions	530,506	711,971	6,161,983	8,520,994
Shares redeemed	(6,082,447)	(6,727,836)	(70,961,720)	(81,765,937)
Net increase (decrease)	(1,657,489)	(1,986,438)	$(19,594,366)	$(24,207,481)
Class T
Shares sold	965,717	812,920	$11,248,895	$9,849,130
Reinvestment of distributions	103,821	110,375	1,203,224	1,320,665
Shares redeemed	(920,270)	(963,824)	(10,661,092)	(11,702,681)
Net increase (decrease)	149,268	(40,529)	$1,791,027	$(532,886)
Class B
Shares sold	14	868	$155	$10,408
Reinvestment of distributions	1,261	2,891	14,861	34,770
Shares redeemed	(23,475)	(39,292)	(278,685)	(478,412)
Net increase (decrease)	(22,200)	(35,533)	$(263,669)	$(433,234)
Class C
Shares sold	124,305	95,287	$1,420,571	$1,159,886
Reinvestment of distributions	19,601	27,436	227,794	328,067
Shares redeemed	(214,984)	(242,635)	(2,456,114)	(2,934,030)
Net increase (decrease)	(71,078)	(119,912)	$(807,749)	$(1,446,077)
Class I
Shares sold	2,114,860	2,850,847	$24,778,151	$34,887,950
Reinvestment of distributions	245,116	309,121	2,859,833	3,721,031
Shares redeemed	(2,464,416)	(3,224,819)	(28,948,190)	(39,378,256)
Net increase (decrease)	(104,440)	(64,851)	$(1,310,206)	$(769,275)
Advisor Freedom 2010
Class A
Shares sold	5,500,440	7,458,412	$66,809,747	$95,728,339
Reinvestment of distributions	1,586,318	2,299,500	19,271,859	28,960,392
Shares redeemed	(13,363,733)	(14,788,608)	(162,597,001)	(190,101,552)
Net increase (decrease)	(6,276,975)	(5,030,696)	$(76,515,395)	$(65,412,821)
Class T
Shares sold	1,965,974	1,964,902	$23,778,947	$25,117,047
Reinvestment of distributions	404,195	539,059	4,890,781	6,770,716
Shares redeemed	(2,923,738)	(3,843,392)	(35,323,217)	(49,109,062)
Net increase (decrease)	(553,569)	(1,339,431)	$(6,653,489)	$(17,221,299)
Class B
Shares sold	1,125	1,368	$13,055	$17,636
Reinvestment of distributions	5,508	13,014	67,622	164,488
Shares redeemed	(93,180)	(136,169)	(1,140,420)	(1,745,537)
Net increase (decrease)	(86,547)	(121,787)	$(1,059,743)	$(1,563,413)
Class C
Shares sold	276,584	350,615	$3,354,365	$4,459,425
Reinvestment of distributions	112,748	151,938	1,358,925	1,899,118
Shares redeemed	(590,705)	(600,179)	(7,096,007)	(7,643,233)
Net increase (decrease)	(201,373)	(97,626)	$(2,382,717)	$(1,284,690)
Class I
Shares sold	4,543,451	3,829,649	$55,631,987	$49,401,753
Reinvestment of distributions	676,590	873,680	8,236,622	11,047,113
Shares redeemed	(5,541,203)	(7,085,943)	(67,639,715)	(91,437,717)
Net increase (decrease)	(321,162)	(2,382,614)	$(3,771,106)	$(30,988,851)
Advisor Freedom 2015
Class A
Shares sold	14,507,166	15,703,625	$175,664,778	$200,635,316
Reinvestment of distributions	3,552,535	5,276,601	43,128,550	66,227,275
Shares redeemed	(31,588,039)	(29,257,493)	(383,404,767)	(374,362,704)
Net increase (decrease)	(13,528,338)	(8,277,267)	$(164,611,439)	$(107,500,113)
Class T
Shares sold	4,673,502	4,656,344	$56,637,647	$59,429,618
Reinvestment of distributions	798,818	1,085,954	9,671,398	13,619,082
Shares redeemed	(5,802,433)	(6,939,733)	(69,940,072)	(88,491,090)
Net increase (decrease)	(330,113)	(1,197,435)	$(3,631,027)	$(15,442,390)
Class B
Shares sold	5,700	7,064	$66,706	$89,570
Reinvestment of distributions	16,252	41,814	199,644	525,609
Shares redeemed	(357,170)	(402,437)	(4,345,090)	(5,132,341)
Net increase (decrease)	(335,218)	(353,559)	$(4,078,740)	$(4,517,162)
Class C
Shares sold	692,594	869,731	$8,328,355	$10,972,058
Reinvestment of distributions	239,055	326,736	2,883,261	4,076,902
Shares redeemed	(1,290,224)	(1,349,480)	(15,480,570)	(17,100,266)
Net increase (decrease)	(358,575)	(153,013)	$(4,268,954)	$(2,051,306)
Class I
Shares sold	10,256,294	9,458,107	$125,062,107	$122,001,029
Reinvestment of distributions	1,725,705	2,368,220	21,067,463	29,937,068
Shares redeemed	(14,829,259)	(16,294,520)	(180,244,295)	(210,299,155)
Net increase (decrease)	(2,847,260)	(4,468,193)	$(34,114,725)	$(58,361,058)
Advisor Freedom 2020
Class A
Shares sold	27,782,811	29,864,265	$355,684,542	$403,260,707
Reinvestment of distributions	5,909,171	8,578,581	76,203,121	113,813,379
Shares redeemed	(50,488,965)	(47,421,612)	(647,091,927)	(641,713,463)
Net increase (decrease)	(16,796,983)	(8,978,766)	$(215,204,264)	$(124,639,377)
Class T
Shares sold	9,558,319	8,913,845	$122,507,769	$120,539,986
Reinvestment of distributions	1,458,598	2,011,893	18,796,792	26,710,290
Shares redeemed	(12,285,705)	(12,539,322)	(157,173,890)	(169,109,400)
Net increase (decrease)	(1,268,788)	(1,613,584)	$(15,869,329)	$(21,859,124)
Class B
Shares sold	7,629	14,255	$100,348	$191,115
Reinvestment of distributions	32,862	75,323	428,604	1,002,110
Shares redeemed	(592,571)	(677,580)	(7,633,936)	(9,156,161)
Net increase (decrease)	(552,080)	(588,002)	$(7,104,984)	$(7,962,936)
Class C
Shares sold	1,393,631	1,424,074	$17,741,893	$19,098,957
Reinvestment of distributions	328,961	457,393	4,218,594	6,035,886
Shares redeemed	(1,692,524)	(1,864,464)	(21,418,854)	(25,007,693)
Net increase (decrease)	30,068	17,003	$541,633	$127,150
Class I
Shares sold	22,381,359	19,064,129	$288,319,323	$259,660,409
Reinvestment of distributions	3,087,794	4,091,068	40,003,312	54,641,482
Shares redeemed	(26,374,513)	(25,591,315)	(340,955,124)	(348,936,742)
Net increase (decrease)	(905,360)	(2,436,118)	$(12,632,489)	$(34,634,851)
Advisor Freedom 2025
Class A
Shares sold	31,021,987	30,824,980	$389,903,221	$410,567,593
Reinvestment of distributions	6,347,654	9,283,529	80,854,087	121,333,464
Shares redeemed	(51,651,466)	(43,364,361)	(649,941,383)	(578,296,228)
Net increase (decrease)	(14,281,825)	(3,255,852)	$(179,184,075)	$(46,395,171)
Class T
Shares sold	11,153,254	9,163,444	$140,827,662	$122,230,291
Reinvestment of distributions	1,407,914	1,881,621	17,953,059	24,642,081
Shares redeemed	(10,680,658)	(9,564,325)	(134,505,078)	(127,497,057)
Net increase (decrease)	1,880,510	1,480,740	$24,275,643	$19,375,315
Class B
Shares sold	15,631	7,639	$206,729	$101,154
Reinvestment of distributions	25,036	60,528	321,184	789,486
Shares redeemed	(395,799)	(552,494)	(4,997,632)	(7,322,415)
Net increase (decrease)	(355,132)	(484,327)	$(4,469,719)	$(6,431,775)
Class C
Shares sold	1,453,933	1,409,479	$18,039,565	$18,560,432
Reinvestment of distributions	292,818	416,558	3,692,311	5,389,721
Shares redeemed	(1,419,290)	(1,358,528)	(17,532,292)	(17,840,628)
Net increase (decrease)	327,461	467,509	$4,199,584	$6,109,525
Class I
Shares sold	26,263,342	20,210,452	$332,470,146	$271,300,137
Reinvestment of distributions	3,305,581	4,229,465	42,311,913	55,687,560
Shares redeemed	(22,096,996)	(24,668,738)	(280,743,922)	(331,872,377)
Net increase (decrease)	7,471,927	(228,821)	$94,038,137	$(4,884,680)
Advisor Freedom 2030
Class A
Shares sold	28,151,571	29,982,308	$374,538,264	$425,108,614
Reinvestment of distributions	5,719,438	7,745,575	77,893,729	107,962,607
Shares redeemed	(45,869,341)	(42,806,590)	(612,549,684)	(608,979,063)
Net increase (decrease)	(11,998,332)	(5,078,707)	$(160,117,691)	$(75,907,842)
Class T
Shares sold	9,683,529	9,534,874	$128,635,174	$135,029,239
Reinvestment of distributions	1,530,517	1,924,391	20,754,956	26,745,337
Shares redeemed	(10,666,344)	(11,484,782)	(142,006,317)	(162,090,418)
Net increase (decrease)	547,702	(25,517)	$7,383,813	$(315,842)
Class B
Shares sold	9,381	14,168	$130,487	$199,886
Reinvestment of distributions	30,198	63,454	414,596	882,312
Shares redeemed	(504,982)	(602,929)	(6,786,052)	(8,525,390)
Net increase (decrease)	(465,403)	(525,307)	$(6,240,969)	$(7,443,192)
Class C
Shares sold	1,223,130	1,181,717	$16,095,011	$16,583,425
Reinvestment of distributions	273,750	359,063	3,692,439	4,954,340
Shares redeemed	(1,184,892)	(1,295,488)	(15,652,704)	(18,186,108)
Net increase (decrease)	311,988	245,292	$4,134,746	$3,351,657
Class I
Shares sold	24,677,916	20,433,390	$330,981,929	$291,589,869
Reinvestment of distributions	3,416,838	4,181,177	46,644,604	58,538,306
Shares redeemed	(26,842,246)	(23,026,293)	(362,065,195)	(329,226,948)
Net increase (decrease)	1,252,508	1,588,274	$15,561,338	$20,901,227
Advisor Freedom 2035
Class A
Shares sold	24,128,485	24,992,674	$305,985,627	$339,358,729
Reinvestment of distributions	4,482,978	6,554,589	58,494,924	87,286,625
Shares redeemed	(37,394,935)	(33,903,950)	(476,554,268)	(460,733,346)
Net increase (decrease)	(8,783,472)	(2,356,687)	$(112,073,717)	$(34,087,992)
Class T
Shares sold	8,236,595	7,857,411	$104,578,194	$106,015,264
Reinvestment of distributions	1,075,393	1,398,752	13,933,993	18,528,616
Shares redeemed	(7,529,158)	(7,140,022)	(95,022,356)	(96,375,027)
Net increase (decrease)	1,782,830	2,116,141	$23,489,831	$28,168,853
Class B
Shares sold	3,708	10,477	$47,620	$139,695
Reinvestment of distributions	21,835	50,768	285,009	668,753
Shares redeemed	(375,696)	(425,647)	(4,759,170)	(5,695,614)
Net increase (decrease)	(350,153)	(364,402)	$(4,426,541)	$(4,887,166)
Class C
Shares sold	944,855	944,423	$11,857,748	$12,603,241
Reinvestment of distributions	178,251	248,458	2,289,722	3,258,885
Shares redeemed	(851,468)	(847,126)	(10,677,671)	(11,264,242)
Net increase (decrease)	271,638	345,755	$3,469,799	$4,597,884
Class I
Shares sold	21,967,842	17,297,096	$280,691,155	$235,983,229
Reinvestment of distributions	2,699,214	3,527,717	35,338,451	47,224,750
Shares redeemed	(21,940,442)	(19,577,302)	(281,916,133)	(267,699,540)
Net increase (decrease)	2,726,614	1,247,511	$34,113,473	$15,508,439
Advisor Freedom 2040
Class A
Shares sold	19,707,947	22,027,517	$267,984,592	$320,537,063
Reinvestment of distributions	3,837,419	5,330,622	53,655,622	76,146,062
Shares redeemed	(31,398,245)	(30,109,992)	(428,794,626)	(439,085,157)
Net increase (decrease)	(7,852,879)	(2,751,853)	$(107,154,412)	$(42,402,032)
Class T
Shares sold	6,927,315	6,835,952	$94,215,131	$99,246,602
Reinvestment of distributions	1,098,683	1,432,514	15,321,785	20,419,843
Shares redeemed	(7,588,952)	(8,826,745)	(103,634,804)	(127,925,824)
Net increase (decrease)	437,046	(558,279)	$5,902,112	$(8,259,379)
Class B
Shares sold	3,796	4,956	$54,403	$70,676
Reinvestment of distributions	26,074	57,179	365,555	810,225
Shares redeemed	(412,767)	(525,971)	(5,614,809)	(7,572,893)
Net increase (decrease)	(382,897)	(463,836)	$(5,194,851)	$(6,691,992)
Class C
Shares sold	964,487	864,597	$12,948,905	$12,395,253
Reinvestment of distributions	237,233	311,569	3,273,123	4,388,231
Shares redeemed	(999,455)	(821,736)	(13,410,631)	(11,744,285)
Net increase (decrease)	202,265	354,430	$2,811,397	$5,039,199
Class I
Shares sold	18,978,934	16,770,945	$260,268,870	$245,351,678
Reinvestment of distributions	2,493,394	3,101,175	34,993,505	44,515,713
Shares redeemed	(21,436,098)	(18,212,781)	(296,208,636)	(266,820,365)
Net increase (decrease)	36,230	1,659,339	$(946,261)	$23,047,026
Advisor Freedom 2045
Class A
Shares sold	19,079,203	18,712,185	$200,212,363	$209,776,882
Reinvestment of distributions	2,516,424	4,333,542	27,141,967	47,625,624
Shares redeemed	(25,563,477)	(21,282,383)	(269,733,077)	(238,779,567)
Net increase (decrease)	(3,967,850)	1,763,344	$(42,378,747)	$18,622,939
Class T
Shares sold	6,498,285	5,949,650	$67,982,369	$66,258,387
Reinvestment of distributions	645,350	965,903	6,916,374	10,566,973
Shares redeemed	(5,407,165)	(4,486,660)	(56,610,131)	(50,101,529)
Net increase (decrease)	1,736,470	2,428,893	$18,288,612	$26,723,831
Class B
Shares sold	12,465	95	$126,428	$1,034
Reinvestment of distributions	6,873	19,875	74,538	217,266
Shares redeemed	(130,687)	(100,368)	(1,382,819)	(1,115,970)
Net increase (decrease)	(111,349)	(80,398)	$(1,181,853)	$(897,670)
Class C
Shares sold	688,081	649,460	$7,146,960	$7,186,677
Reinvestment of distributions	86,426	137,157	922,037	1,490,900
Shares redeemed	(495,887)	(394,015)	(5,163,244)	(4,355,267)
Net increase (decrease)	278,620	392,602	$2,905,753	$4,322,310
Class I
Shares sold	17,857,873	14,432,835	$188,145,800	$162,533,382
Reinvestment of distributions	1,798,921	2,768,950	19,453,582	30,569,205
Shares redeemed	(17,404,606)	(14,785,258)	(184,937,935)	(166,549,587)
Net increase (decrease)	2,252,188	2,416,527	$22,661,447	$26,553,000
Advisor Freedom 2050
Class A
Shares sold	14,778,783	14,360,668	$154,228,676	$159,733,346
Reinvestment of distributions	1,671,709	2,922,124	17,918,683	31,851,156
Shares redeemed	(18,220,423)	(15,493,944)	(190,875,160)	(172,543,245)
Net increase (decrease)	(1,769,931)	1,788,848	$(18,727,801)	$19,041,257
Class T
Shares sold	5,220,682	4,705,234	$54,316,675	$52,106,997
Reinvestment of distributions	512,467	843,643	5,468,353	9,170,398
Shares redeemed	(4,619,199)	(4,329,214)	(48,267,781)	(48,154,235)
Net increase (decrease)	1,113,950	1,219,663	$11,517,247	$13,123,160
Class B
Shares sold	2,190	1,165	$21,909	$12,668
Reinvestment of distributions	8,955	27,836	96,400	301,488
Shares redeemed	(151,436)	(170,683)	(1,590,133)	(1,884,202)
Net increase (decrease)	(140,291)	(141,682)	$(1,471,824)	$(1,570,046)
Class C
Shares sold	592,294	590,407	$6,132,539	$6,495,242
Reinvestment of distributions	89,707	152,987	953,603	1,653,786
Shares redeemed	(498,907)	(394,204)	(5,141,979)	(4,335,558)
Net increase (decrease)	183,094	349,190	$1,944,163	$3,813,470
Class I
Shares sold	15,739,783	12,679,506	$164,851,297	$141,962,167
Reinvestment of distributions	1,391,015	2,160,845	14,936,380	23,682,865
Shares redeemed	(13,002,547)	(12,616,627)	(136,937,311)	(140,923,985)
Net increase (decrease)	4,128,251	2,223,724	$42,850,366	$24,721,047
Advisor Freedom 2055
Class A
Shares sold	7,650,491	6,723,201	$86,320,186	$79,527,486
Reinvestment of distributions	403,217	394,037	4,669,301	4,607,113
Shares redeemed	(5,932,608)	(4,347,743)	(67,116,441)	(51,516,521)
Net increase (decrease)	2,121,100	2,769,495	$23,873,046	$32,618,078
Class T
Shares sold	2,281,706	1,951,946	$25,567,824	$23,016,119
Reinvestment of distributions	113,540	99,561	1,310,222	1,162,259
Shares redeemed	(1,388,534)	(875,910)	(15,737,207)	(10,366,468)
Net increase (decrease)	1,006,712	1,175,597	$11,140,839	$13,811,910
Class C
Shares sold	238,636	172,714	$2,683,219	$2,031,536
Reinvestment of distributions	13,580	11,853	157,087	138,488
Shares redeemed	(87,211)	(45,944)	(965,863)	(542,625)
Net increase (decrease)	165,005	138,623	$1,874,443	$1,627,399
Class I
Shares sold	7,612,107	5,543,049	$85,891,483	$65,771,171
Reinvestment of distributions	363,384	305,695	4,204,287	3,584,726
Shares redeemed	(4,499,574)	(3,148,817)	(50,866,350)	(37,251,656)
Net increase (decrease)	3,475,917	2,699,927	$39,229,420	$32,104,241
Advisor Freedom 2060
Class A
Shares sold	1,272,139	262,981	$12,356,911	$2,694,816
Reinvestment of distributions	15,557	2,037	155,371	20,755
Shares redeemed	(565,709)	(45,775)	(5,476,304)	(469,354)
Net increase (decrease)	721,987	219,243	$7,035,978	$2,246,217
Class T
Shares sold	445,750	213,565	$4,200,477	$2,151,006
Reinvestment of distributions	5,022	3,339	51,193	34,197
Shares redeemed	(319,192)	(17,274)	(3,003,661)	(175,609)
Net increase (decrease)	131,580	199,630	$1,248,009	$2,009,594
Class C
Shares sold	231,239	201,608	$2,153,598	$2,029,734
Reinvestment of distributions	1,964	2,669	20,446	27,171
Shares redeemed	(227,970)	(76,007)	(2,119,305)	(775,966)
Net increase (decrease)	5,233	128,270	$54,739	$1,280,939
Class I
Shares sold	789,224	44,829	$7,600,453	$459,604
Reinvestment of distributions	8,465	273	83,652	2,780
Shares redeemed	(230,196)	(6,606)	(2,188,624)	(69,020)
Net increase (decrease)	567,493	38,496	$5,495,481	$393,364

 (a) Share transactions for Advisor Freedom 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	–%	–%	–%	13%	15%	17%	15%	14%
Fidelity Advisor Series Growth & Income Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	–%	–%	–%	13%	15%	17%	15%	14%
Fidelity Advisor Series Small Cap Fund	–%	–%	–%	12%	15%	17%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Equity Growth Fund	–%	–%	–%	13%	16%	18%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	13%	18%	27%	22%	–%	–%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund as of March 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$1,025.30	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,023.10	$2.53
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,021.10	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,021.30	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,026.40	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$1,030.20	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,028.50	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,026.40	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,025.50	$5.06
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,031.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$1,032.70	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,031.80	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,029.30	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,029.40	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,033.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$1,035.00	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,034.10	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,031.60	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,031.90	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,036.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$1,036.90	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,035.90	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,033.90	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,033.00	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,038.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$1,038.30	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,037.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,034.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,034.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,040.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$1,041.70	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,040.00	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,037.10	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,037.20	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,042.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$1,042.30	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,040.80	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.10	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.20	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,044.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$1,043.10	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,037.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.70	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$1,042.70	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.20	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.70	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	$1,041.80	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.30	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,037.60	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$1,042.80	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.30	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$1,038.80	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$1,041.40	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.40	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	.99%D
Actual		$1,000.00	$1,038.50	$5.05
Hypothetical-C		$1,000.00	$1,020.05	$5.00
Class I	- %
Actual		$1,000.00	$1,043.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/16/16	05/13/16	$0.007	$0.087
Class T	05/16/16	05/13/16	$0.005	$0.087
Class B	05/16/16	05/13/16	$0.001	$0.087
Class C	05/16/16	05/13/16	$0.001	$0.087
Fidelity Advisor Freedom 2005 Fund
Class A	05/16/16	05/13/16	$0.032	$0.170
Class T	05/16/16	05/13/16	$0.026	$0.170
Class B	05/16/16	05/13/16	$0.007	$0.170
Class C	05/16/16	05/13/16	$0.011	$0.170
Fidelity Advisor Freedom 2010 Fund
Class A	05/16/16	05/13/16	$0.030	$0.215
Class T	05/16/16	05/13/16	$0.023	$0.215
Class B	05/16/16	05/13/16	$0.001	$0.215
Class C	05/16/16	05/13/16	$0.009	$0.215
Fidelity Advisor Freedom 2015 Fund
Class A	05/16/16	05/13/16	$0.027	$0.246
Class T	05/16/16	05/13/16	$0.020	$0.246
Class B	05/16/16	05/13/16	$0.000	$0.246
Class C	05/16/16	05/13/16	$0.006	$0.246
Fidelity Advisor Freedom 2020 Fund
Class A	05/16/16	05/13/16	$0.021	$0.284
Class T	05/16/16	05/13/16	$0.013	$0.284
Class B	05/16/16	05/13/16	$0.000	$0.284
Class C	05/16/16	05/13/16	$0.000	$0.284
Fidelity Advisor Freedom 2025 Fund
Class A	05/16/16	05/13/16	$0.016	$0.314
Class T	05/16/16	05/13/16	$0.009	$0.314
Class B	05/16/16	05/13/16	$0.000	$0.314
Class C	05/16/16	05/13/16	$0.000	$0.314
Fidelity Advisor Freedom 2030 Fund
Class A	05/16/16	05/13/16	$0.004	$0.399
Class T	05/16/16	05/13/16	$0.000	$0.399
Class B	05/16/16	05/13/16	$0.000	$0.399
Class C	05/16/16	05/13/16	$0.000	$0.399
Fidelity Advisor Freedom 2035 Fund
Class A	05/16/16	05/13/16	$0.000	$0.423
Class T	05/16/16	05/13/16	$0.000	$0.423
Class B	05/16/16	05/13/16	$0.000	$0.423
Class C	05/16/16	05/13/16	$0.000	$0.423
Fidelity Advisor Freedom 2040 Fund
Class A	05/16/16	05/13/16	$0.000	$0.451
Class T	05/16/16	05/13/16	$0.000	$0.449
Class B	05/16/16	05/13/16	$0.000	$0.449
Class C	05/16/16	05/13/16	$0.000	$0.449
Fidelity Advisor Freedom 2045 Fund
Class A	05/16/16	05/13/16	$0.000	$0.347
Class T	05/16/16	05/13/16	$0.000	$0.347
Class B	05/16/16	05/13/16	$0.000	$0.347
Class C	05/16/16	05/13/16	$0.000	$0.347
Fidelity Advisor Freedom 2050 Fund
Class A	05/16/16	05/13/16	$0.000	$0.336
Class T	05/16/16	05/13/16	$0.000	$0.331
Class B	05/16/16	05/13/16	$0.000	$0.331
Class C	05/16/16	05/13/16	$0.000	$0.331
Fidelity Advisor Freedom 2055 Fund
Class A	05/16/16	05/13/16	$0.000	$0.328
Class T	05/16/16	05/13/16	$0.000	$0.328
Class C	05/16/16	05/13/16	$0.000	$0.328
Fidelity Advisor Freedom 2060 Fund
Class A	05/16/16	05/13/16	$0.000	$0.193
Class T	05/16/16	05/13/16	$0.000	$0.187
Class C	05/16/16	05/13/16	$0.000	$0.187

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$3,145,782
Fidelity Advisor Freedom 2005 Fund	$5,758,757
Fidelity Advisor Freedom 2010 Fund	$19,598,574
Fidelity Advisor Freedom 2015 Fund	$47,634,337
Fidelity Advisor Freedom 2020 Fund	$91,111,930
Fidelity Advisor Freedom 2025 Fund	$103,804,816
Fidelity Advisor Freedom 2030 Fund	$115,693,037
Fidelity Advisor Freedom 2035 Fund	$93,847,010
Fidelity Advisor Freedom 2040 Fund	$88,941,564
Fidelity Advisor Freedom 2045 Fund	$46,826,303
Fidelity Advisor Freedom 2050 Fund	$34,500,912
Fidelity Advisor Freedom 2055 Fund	$10,441,995
Fidelity Advisor Freedom 2060 Fund	$439,098

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	3.47%
Class T	3.47%
Class B	3.47%
Class C	3.47%
Fidelity Advisor Freedom 2005 Fund
Class A	2.80%
Class T	2.80%
Class B	2.80%
Class C	2.80%
Fidelity Advisor Freedom 2010 Fund
Class A	2.20%
Class T	2.20%
Class B	2.20%
Class C	2.20%
Fidelity Advisor Freedom 2015 Fund
Class A	1.82%
Class T	1.82%
Class B	1.82%
Class C	1.82%
Fidelity Advisor Freedom 2020 Fund
Class A	1.53%
Class T	1.53%
Class B	1.53%
Class C	1.53%
Fidelity Advisor Freedom 2025 Fund
Class A	1.09%
Class T	1.09%
Class B	1.09%
Class C	1.09%
Fidelity Advisor Freedom 2030 Fund
Class A	0.45%
Class T	0.45%
Class B	0.45%
Class C	0.45%
Fidelity Advisor Freedom 2035 Fund
Class A	0.05%
Class T	0.05%
Class B	0.05%
Class C	0.05%
Fidelity Advisor Freedom 2040 Fund
Class A	0.05%
Class T	0.05%
Class B	0.05%
Class C	0.05%
Fidelity Advisor Freedom 2045 Fund
Class A	0.05%
Class T	0.05%
Class B	0.05%
Class C	0.05%
Fidelity Advisor Freedom 2050 Fund
Class A	0.05%
Class T	0.05%
Class B	0.05%
Class C	0.05%
Fidelity Advisor Freedom 2055 Fund
Class A	0.05%
Class T	0.05%
Class C	0.05%
Fidelity Advisor Freedom 2060 Fund
Class A	0.05%
Class T	0.05%
Class C	0.05%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2015	0%	0%	0%	0%
May 2015 (Ex Date 05/01/15)	8%	9%	18%	15%
May 2015 (Ex Date 05/08/15)	16%	16%	16%	16%
June 2015	16%	20%	54%	54%
July 2015	16%	20%	41%	41%
August 2015	16%	19%	30%	30%
September 2015	16%	20%	48%	48%
October 2015	16%	19%	43%	43%
November 2015	16%	20%	34%	34%
December 2015	16%	17%	20%	19%
February 2016	0%	0%	0%	0%
March 2016	0%	0%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2015	5%	6%	18%	14%
December 2015	24%	27%	46%	39%
Fidelity Advisor Freedom 2010 Fund
May 2015	10%	13%	0%	44%
December 2015	28%	31%	49%	43%
Fidelity Advisor Freedom 2015 Fund
May 2015	2%	2%	0%	12%
December 2015	32%	36%	61%	48%
Fidelity Advisor Freedom 2020 Fund
May 2015	6%	8%	35%	19%
December 2015	34%	38%	59%	50%
Fidelity Advisor Freedom 2025 Fund
May 2015	2%	3%	20%	8%
December 2015	40%	44%	71%	58%
Fidelity Advisor Freedom 2030 Fund
May 2015	14%	22%	0%	0%
December 2015	48%	54%	87%	71%
Fidelity Advisor Freedom 2035 Fund
May 2015	22%	35%	0%	0%
December 2015	58%	65%	100%	88%
Fidelity Advisor Freedom 2040 Fund
May 2015	21%	36%	0%	0%
December 2015	57%	64%	100%	87%
Fidelity Advisor Freedom 2045 Fund
May 2015	24%	36%	0%	100%
December 2015	53%	59%	97%	79%
Fidelity Advisor Freedom 2050 Fund
May 2015	27%	39%	0%	100%
December 2015	56%	63%	100%	86%
Fidelity Advisor Freedom 2055 Fund
May 2015	15%	24%	N/A	0%
December 2015	55%	61%	N/A	81%
Fidelity Advisor Freedom 2060 Fund
May 2015	5%	9%	N/A	0%
December 2015	55%	71%	N/A	0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2015	0%	0%	0%	0%
May 2015 (Ex Date 05/01/15)	12%	14%	28%	23%
May 2015 (Ex Date 05/08/15)	25%	25%	25%	25%
June 2015	25%	31%	82%	82%
July 2015	25%	31%	62%	62%
August 2015	25%	28%	46%	46%
September 2015	24%	31%	71%	71%
October 2015	24%	29%	65%	65%
November 2015	24%	30%	52%	52%
December 2015	24%	26%	30%	29%
February 2016	0%	0%	0%	0%
March 2016	0%	0%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2015	9%	11%	31%	24%
December 2015	35%	39%	67%	57%
Fidelity Advisor Freedom 2010 Fund
May 2015	12%	15%	0%	51%
December 2015	43%	48%	75%	66%
Fidelity Advisor Freedom 2015 Fund
May 2015	12%	17%	0%	82%
December 2015	49%	55%	92%	73%
Fidelity Advisor Freedom 2020 Fund
May 2015	15%	20%	92%	51%
December 2015	52%	58%	91%	76%
Fidelity Advisor Freedom 2025 Fund
May 2015	10%	13%	81%	33%
December 2015	61%	68%	100%	90%
Fidelity Advisor Freedom 2030 Fund
May 2015	22%	33%	0%	0%
December 2015	74%	83%	100%	100%
Fidelity Advisor Freedom 2035 Fund
May 2015	35%	55%	0%	0%
December 2015	90%	100%	100%	100%
Fidelity Advisor Freedom 2040 Fund
May 2015	24%	41%	0%	0%
December 2015	88%	100%	100%	100%
Fidelity Advisor Freedom 2045 Fund
May 2015	39%	59%	0%	100%
December 2015	88%	98%	100%	100%
Fidelity Advisor Freedom 2050 Fund
May 2015	41%	59%	0%	100%
December 2015	86%	97%	100%	100%
Fidelity Advisor Freedom 2055 Fund
May 2015	19%	30%	N/A	0%
December 2015	85%	95%	N/A	100%
Fidelity Advisor Freedom 2060 Fund
May 2015	8%	13%	N/A	0%
December 2015	87%	100%	N/A	0%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

AFF-ANN-0516
1.792114.113

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Class I (formerly Institutional Class) Annual Report March 31, 2016

Contents

Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(0.34)%	3.16%	3.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,568	Fidelity Advisor Freedom® Income Fund - Class I
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(1.04)%	3.74%	3.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,586	Fidelity Advisor Freedom® 2005 Fund - Class I
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(1.40)%	4.45%	4.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,327	Fidelity Advisor Freedom® 2010 Fund - Class I
$16,128	Barclays® U.S. Aggregate Bond Index

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(1.80)%	4.62%	4.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,281	Fidelity Advisor Freedom® 2015 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(2.07)%	4.77%	4.14%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,000	Fidelity Advisor Freedom® 2020 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(2.44)%	5.27%	4.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,367	Fidelity Advisor Freedom® 2025 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(3.16)%	5.37%	4.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,869	Fidelity Advisor Freedom® 2030 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(3.63)%	5.54%	4.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,027	Fidelity Advisor Freedom® 2035 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class I	(3.62)%	5.58%	4.08%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class I on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,913	Fidelity Advisor Freedom® 2040 Fund - Class I
$19,687	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class I	(3.66)%	5.66%	4.31%

 A From June 1, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class I on June 1, 2006, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,149	Fidelity Advisor Freedom® 2045 Fund - Class I
$19,758	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class I	(3.65)%	5.62%	4.21%

 A From June 1, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class I on June 1, 2006, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,010	Fidelity Advisor Freedom® 2050 Fund - Class I
$19,758	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class I	(3.64)%	6.07%

 A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class I on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,298	Fidelity Advisor Freedom® 2055 Fund - Class I
$17,384	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Class I	(3.54)%	0.99%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class I on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,165	Fidelity Advisor Freedom® 2060 Fund - Class I
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market – telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, the share classes of each Advisor Freedom Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. growth-focused investments. In the non-U.S. equity asset class, both selection and allocation decisions contributed to relative results overall. At period end, our active positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.7	1.9
Fidelity Advisor Series Equity-Income Fund	3.1	3.3
Fidelity Advisor Series Growth & Income Fund	2.2	2.3
Fidelity Advisor Series Growth Opportunities Fund	1.1	1.2
Fidelity Advisor Series Opportunistic Insights Fund	1.6	1.7
Fidelity Advisor Series Small Cap Fund	0.9	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.1	2.2
Fidelity Series 100 Index Fund	0.9	1.0
Fidelity Series 1000 Value Index Fund	0.3	0.4
Fidelity Series All-Sector Equity Fund	2.1	2.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.2	0.3
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
	18.5	19.3
International Equity Funds
Fidelity Series Emerging Markets Fund	4.5	3.3
Fidelity Series International Growth Fund	2.1	1.8
Fidelity Series International Small Cap Fund	0.5	0.4
Fidelity Series International Value Fund	2.0	1.9
	9.1	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.1
Fidelity Series Inflation-Protected Bond Index Fund	3.8	3.5
Fidelity Series Investment Grade Bond Fund	38.7	41.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	46.9	49.0
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	9.0	7.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	16.5	17.0
	25.5	24.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.5%
International Equity Funds	9.1%
Bond Funds	46.9%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.3%
International Equity Funds	7.4%
Bond Funds	49.0%
Short-Term Funds	24.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	389,769	$4,170,532
Fidelity Advisor Series Equity-Income Fund (a)	653,298	7,499,856
Fidelity Advisor Series Growth & Income Fund (a)	421,972	5,181,817
Fidelity Advisor Series Growth Opportunities Fund (a)	263,728	2,708,485
Fidelity Advisor Series Opportunistic Insights Fund (a)	268,434	3,870,818
Fidelity Advisor Series Small Cap Fund (a)	205,763	2,074,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	446,459	4,986,947
Fidelity Series 100 Index Fund (a)	168,311	2,263,782
Fidelity Series 1000 Value Index Fund (a)	80,390	830,427
Fidelity Series All-Sector Equity Fund (a)	395,628	4,980,957
Fidelity Series Commodity Strategy Fund (a)(b)	621,499	3,039,129
Fidelity Series Real Estate Equity Fund (a)	36,829	519,656
Fidelity Series Small Cap Opportunities Fund (a)	207,296	2,504,141
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,596,744)		44,630,640

International Equity Funds - 9.1%
Fidelity Series Emerging Markets Fund (a)	726,461	10,817,005
Fidelity Series International Growth Fund (a)	368,520	4,908,680
Fidelity Series International Small Cap Fund (a)	82,137	1,235,333
Fidelity Series International Value Fund (a)	533,280	4,868,843
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,525,899)		21,829,861

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund (a)	159,630	1,514,889
Fidelity Series Floating Rate High Income Fund (a)	64,184	576,369
Fidelity Series High Income Fund (a)	836,229	7,250,104
Fidelity Series Inflation-Protected Bond Index Fund (a)	928,964	9,178,161
Fidelity Series Investment Grade Bond Fund (a)	8,257,831	93,313,492
Fidelity Series Real Estate Income Fund (a)	107,248	1,166,856
TOTAL BOND FUNDS
(Cost $111,438,118)		112,999,871

Short-Term Funds - 25.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,164,128	21,641,283
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	39,911,216	39,911,216
TOTAL SHORT-TERM FUNDS
(Cost $61,515,216)		61,552,499
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $234,075,977)		241,012,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64,164)
NET ASSETS - 100%		$240,948,707

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,424,024	$1,630,377	$1,806,443	$7,133	$4,170,532
Fidelity Advisor Series Equity-Income Fund	8,782,837	2,708,277	3,204,560	224,065	7,499,856
Fidelity Advisor Series Growth & Income Fund	6,026,084	2,017,373	2,322,220	113,857	5,181,817
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	1,120,092	2,755,812	17,727	2,708,485
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	1,854,924	1,768,758	--	3,870,818
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	8,913,026	6,855,373	211,844	21,641,283
Fidelity Advisor Series Small Cap Fund	2,474,429	780,826	864,245	5,662	2,074,093
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	2,063,602	2,141,925	88,333	4,986,947
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	45,871,673	14,662,672	20,623,129	94,956	39,911,216
Fidelity Series 100 Index Fund	2,637,039	653,559	1,071,629	56,688	2,263,782
Fidelity Series 1000 Value Index Fund	974,884	285,200	361,929	22,346	830,427
Fidelity Series All-Sector Equity Fund	5,826,625	1,992,088	2,240,412	49,013	4,980,957
Fidelity Series Commodity Strategy Fund	2,192,292	1,902,801	681,397	--	3,039,129
Fidelity Series Emerging Markets Debt Fund	1,679,019	354,401	483,806	98,594	1,514,889
Fidelity Series Emerging Markets Fund	7,360,983	6,686,343	2,429,529	113,709	10,817,005
Fidelity Series Floating Rate High Income Fund	1,358,066	178,369	905,762	37,319	576,369
Fidelity Series High Income Fund	9,184,343	1,982,325	2,927,527	486,844	7,250,104
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	2,135,170	2,625,028	4,762	9,178,161
Fidelity Series International Growth Fund	5,549,631	2,372,826	2,740,663	48,824	4,908,680
Fidelity Series International Small Cap Fund	1,249,186	544,760	531,149	9,336	1,235,333
Fidelity Series International Value Fund	5,361,104	2,412,309	2,490,462	91,944	4,868,843
Fidelity Series Investment Grade Bond Fund	113,168,186	19,206,804	36,386,425	2,976,039	93,313,492
Fidelity Series Real Estate Equity Fund	616,665	188,881	255,297	10,063	519,656
Fidelity Series Real Estate Income Fund	1,318,889	247,950	352,750	59,146	1,166,856
Fidelity Series Small Cap Opportunities Fund	2,997,769	967,205	1,135,029	10,724	2,504,141
Total	$272,847,411	$77,862,160	$99,961,259	$4,838,928	$241,012,871

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $234,075,977) — See accompanying schedule		$241,012,871
Receivable for investments sold		10,107,923
Receivable for fund shares sold		242,861
Total assets		251,363,655
Liabilities
Payable for investments purchased	$1,783,343
Payable for fund shares redeemed	8,576,988
Distribution and service plan fees payable	54,617
Total liabilities		10,414,948
Net Assets		$240,948,707
Net Assets consist of:
Paid in capital		$232,611,228
Undistributed net investment income		184,777
Accumulated undistributed net realized gain (loss) on investments		1,215,808
Net unrealized appreciation (depreciation) on investments		6,936,894
Net Assets		$240,948,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,210,627 ÷ 9,327,298 shares)		$10.64
Maximum offering price per share (100/94.25 of $10.64)		$11.29
Class T:
Net Asset Value and redemption price per share ($42,886,720 ÷ 4,036,459 shares)		$10.62
Maximum offering price per share (100/96.50 of $10.62)		$11.01
Class B:
Net Asset Value and offering price per share ($642,622 ÷ 60,486 shares)(a)		$10.62
Class C:
Net Asset Value and offering price per share ($14,711,982 ÷ 1,386,737 shares)(a)		$10.61
Class I:
Net Asset Value, offering price and redemption price per share ($83,496,756 ÷ 7,827,142 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,838,928
Expenses
Distribution and service plan fees	$684,753
Independent trustees' compensation	1,097
Total expenses before reductions	685,850
Expense reductions	(1,097)	684,753
Net investment income (loss)		4,154,175
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(169,387)
Capital gain distributions from underlying funds	3,677,776
Total net realized gain (loss)		3,508,389
Change in net unrealized appreciation (depreciation) on underlying funds		(9,566,078)
Net gain (loss)		(6,057,689)
Net increase (decrease) in net assets resulting from operations		$(1,903,514)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,154,175	$4,022,115
Net realized gain (loss)	3,508,389	6,595,029
Change in net unrealized appreciation (depreciation)	(9,566,078)	(638,347)
Net increase (decrease) in net assets resulting from operations	(1,903,514)	9,978,797
Distributions to shareholders from net investment income	(4,164,603)	(4,039,882)
Distributions to shareholders from net realized gain	(4,540,387)	(8,872,257)
Total distributions	(8,704,990)	(12,912,139)
Share transactions - net increase (decrease)	(21,181,266)	(14,514,229)
Total increase (decrease) in net assets	(31,789,770)	(17,447,571)
Net Assets
Beginning of period	272,738,477	290,186,048
End of period (including undistributed net investment income of $184,777 and undistributed net investment income of $323,481, respectively)	$240,948,707	$272,738,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.20	$11.21	$10.98	$10.85
Income from Investment Operations
Net investment income (loss)A	.18	.16	.12	.12	.15
Net realized and unrealized gain (loss)	(.25)	.24	.28	.37	.21
Total from investment operations	(.07)	.40	.40	.49	.36
Distributions from net investment income	(.18)	(.17)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.36)B	(.53)	(.41)	(.26)	(.23)
Net asset value, end of period	$10.64	$11.07	$11.20	$11.21	$10.98
Total ReturnC,D	(.59)%	3.65%	3.65%	4.53%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.48%	1.10%	1.08%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$99,211	$124,755	$147,818	$176,876	$166,658
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.19	$11.20	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.15	.14	.09	.09	.12
Net realized and unrealized gain (loss)	(.25)	.23	.28	.38	.20
Total from investment operations	(.10)	.37	.37	.47	.32
Distributions from net investment income	(.15)	(.14)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.34)	(.50)	(.38)	(.23)	(.20)
Net asset value, end of period	$10.62	$11.06	$11.19	$11.20	$10.96
Total ReturnB,C	(.93)%	3.39%	3.40%	4.35%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.23%	.85%	.83%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$42,887	$47,804	$53,019	$53,734	$56,246
Portfolio turnover rateD	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.18	$11.19	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.10	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.26)	.25	.28	.37	.19
Total from investment operations	(.16)	.33	.32	.41	.26
Distributions from net investment income	(.09)	(.08)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)	(.45)B	(.33)	(.18)	(.14)C
Net asset value, end of period	$10.62	$11.06	$11.18	$11.19	$10.96
Total ReturnD,E	(1.46)%	2.98%	2.86%	3.80%	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$643	$1,147	$1,681	$2,294	$2,889
Portfolio turnover rateF	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.17	$11.18	$10.96	$10.84
Income from Investment Operations
Net investment income (loss)A	.09	.08	.04	.04	.07
Net realized and unrealized gain (loss)	(.24)	.24	.28	.36	.20
Total from investment operations	(.15)	.32	.32	.40	.27
Distributions from net investment income	(.10)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.28)B	(.45)	(.33)	(.18)	(.15)
Net asset value, end of period	$10.61	$11.04	$11.17	$11.18	$10.96
Total ReturnC,D	(1.35)%	2.90%	2.89%	3.70%	2.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.73%	.35%	.33%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$14,712	$15,780	$15,735	$16,606	$17,170
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.23	$11.23	$11.00	$10.87
Income from Investment Operations
Net investment income (loss)A	.20	.19	.15	.15	.18
Net realized and unrealized gain (loss)	(.24)	.24	.29	.37	.20
Total from investment operations	(.04)	.43	.44	.52	.38
Distributions from net investment income	(.20)	(.19)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.19)	(.36)	(.29)	(.14)	(.08)
Total distributions	(.39)	(.56)B	(.44)	(.29)C	(.25)
Net asset value, end of period	$10.67	$11.10	$11.23	$11.23	$11.00
Total ReturnD	(.34)%	3.89%	3.98%	4.75%	3.58%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.73%	1.35%	1.33%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$83,497	$83,253	$71,933	$77,976	$60,248
Portfolio turnover rateE	30%	38%	36%	17%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.6	2.8
Fidelity Advisor Series Equity-Income Fund	4.7	5.0
Fidelity Advisor Series Growth & Income Fund	3.3	3.5
Fidelity Advisor Series Growth Opportunities Fund	1.7	1.8
Fidelity Advisor Series Opportunistic Insights Fund	2.4	2.6
Fidelity Advisor Series Small Cap Fund	1.3	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	3.4
Fidelity Series 100 Index Fund	1.4	1.5
Fidelity Series 1000 Value Index Fund	0.5	0.6
Fidelity Series All-Sector Equity Fund	3.1	3.4
Fidelity Series Commodity Strategy Fund	1.3	0.7
Fidelity Series Real Estate Equity Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	27.3	28.7
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.3
Fidelity Series International Growth Fund	3.4	3.3
Fidelity Series International Small Cap Fund	0.8	0.7
Fidelity Series International Value Fund	3.3	3.3
	13.0	11.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.2
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.1
Fidelity Series Investment Grade Bond Fund	34.5	36.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	42.2	43.9
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	6.1	4.8
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	11.4	11.0
	17.5	15.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	28.7%
International Equity Funds	11.6%
Bond Funds	43.9%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	564,087	$6,035,727
Fidelity Advisor Series Equity-Income Fund (a)	948,846	10,892,754
Fidelity Advisor Series Growth & Income Fund (a)	612,821	7,525,437
Fidelity Advisor Series Growth Opportunities Fund (a)	387,170	3,976,232
Fidelity Advisor Series Opportunistic Insights Fund (a)	388,451	5,601,464
Fidelity Advisor Series Small Cap Fund (a)	298,863	3,012,540
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	648,425	7,242,910
Fidelity Series 100 Index Fund (a)	244,445	3,287,789
Fidelity Series 1000 Value Index Fund (a)	116,766	1,206,197
Fidelity Series All-Sector Equity Fund (a)	574,625	7,234,534
Fidelity Series Commodity Strategy Fund (a)(b)	588,151	2,876,059
Fidelity Series Real Estate Equity Fund (a)	53,535	755,379
Fidelity Series Small Cap Opportunities Fund (a)	301,029	3,636,430
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,217,646)		63,283,452

International Equity Funds - 13.0%
Fidelity Series Emerging Markets Fund (a)	855,486	12,738,180
Fidelity Series International Growth Fund (a)	586,479	7,811,896
Fidelity Series International Small Cap Fund (a)	127,906	1,923,710
Fidelity Series International Value Fund (a)	849,038	7,751,721
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,024,095)		30,225,507

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund (a)	153,908	1,460,587
Fidelity Series Floating Rate High Income Fund (a)	63,476	570,016
Fidelity Series High Income Fund (a)	799,736	6,933,712
Fidelity Series Inflation-Protected Bond Index Fund (a)	780,595	7,712,280
Fidelity Series Investment Grade Bond Fund (a)	7,066,729	79,854,043
Fidelity Series Real Estate Income Fund (a)	104,136	1,132,996
TOTAL BOND FUNDS
(Cost $96,904,695)		97,663,634

Short-Term Funds - 17.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,415,162	14,151,615
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	26,306,963	26,306,963
TOTAL SHORT-TERM FUNDS
(Cost $40,439,197)		40,458,578
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $222,585,633)		231,631,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46,951)
NET ASSETS - 100%		$231,584,220

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,702,712	$2,029,486	$2,601,687	$9,780	$6,035,727
Fidelity Advisor Series Equity-Income Fund	13,391,307	3,255,346	4,636,721	324,430	10,892,754
Fidelity Advisor Series Growth & Income Fund	9,176,242	2,448,676	3,321,063	165,189	7,525,437
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	1,374,862	4,697,087	24,303	3,976,232
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	2,334,398	2,529,803	--	5,601,464
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	6,515,807	4,019,232	129,374	14,151,615
Fidelity Advisor Series Small Cap Fund	3,748,964	936,582	1,236,899	7,658	3,012,540
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	2,453,624	2,973,095	120,686	7,242,910
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	27,252,738	12,709,051	13,654,826	58,010	26,306,963
Fidelity Series 100 Index Fund	4,000,617	743,781	1,525,506	77,554	3,287,789
Fidelity Series 1000 Value Index Fund	1,484,482	327,131	509,652	30,570	1,206,197
Fidelity Series All-Sector Equity Fund	8,866,034	2,408,371	3,205,846	67,169	7,234,534
Fidelity Series Commodity Strategy Fund	2,129,392	1,750,093	656,354	--	2,876,059
Fidelity Series Emerging Markets Debt Fund	1,623,096	284,147	411,396	93,235	1,460,587
Fidelity Series Emerging Markets Fund	10,269,922	6,402,399	2,789,782	131,347	12,738,180
Fidelity Series Floating Rate High Income Fund	1,319,446	142,793	842,336	35,099	570,016
Fidelity Series High Income Fund	8,960,554	1,512,422	2,605,005	458,186	6,933,712
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	1,828,160	2,271,056	3,931	7,712,280
Fidelity Series International Growth Fund	9,292,472	2,788,428	3,769,872	79,939	7,811,896
Fidelity Series International Small Cap Fund	2,138,851	603,306	761,658	15,284	1,923,710
Fidelity Series International Value Fund	9,228,860	2,833,049	3,604,261	150,539	7,751,721
Fidelity Series Investment Grade Bond Fund	96,759,463	15,177,066	29,769,466	2,471,160	79,854,043
Fidelity Series Real Estate Equity Fund	927,084	251,284	373,501	14,217	755,379
Fidelity Series Real Estate Income Fund	1,292,021	216,762	330,360	56,053	1,132,996
Fidelity Series Small Cap Opportunities Fund	4,501,627	1,173,603	1,572,208	15,136	3,636,430
Total	$265,643,709	$72,500,627	$94,668,672	$4,538,849	$231,631,171

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $222,585,633) — See accompanying schedule		$231,631,171
Receivable for investments sold		3,798,628
Receivable for fund shares sold		140,314
Total assets		235,570,113
Liabilities
Payable for investments purchased	$3,752,161
Payable for fund shares redeemed	188,760
Distribution and service plan fees payable	44,972
Total liabilities		3,985,893
Net Assets		$231,584,220
Net Assets consist of:
Paid in capital		$219,351,139
Undistributed net investment income		661,799
Accumulated undistributed net realized gain (loss) on investments		2,525,744
Net unrealized appreciation (depreciation) on investments		9,045,538
Net Assets		$231,584,220
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,262,301 ÷ 11,737,411 shares)		$11.44
Maximum offering price per share (100/94.25 of $11.44)		$12.14
Class T:
Net Asset Value and redemption price per share ($29,346,744 ÷ 2,567,816 shares)		$11.43
Maximum offering price per share (100/96.50 of $11.43)		$11.84
Class B:
Net Asset Value and offering price per share ($335,083 ÷ 29,104 shares)(a)		$11.51
Class C:
Net Asset Value and offering price per share ($6,200,338 ÷ 543,206 shares)(a)		$11.41
Class I:
Net Asset Value, offering price and redemption price per share ($61,439,754 ÷ 5,336,831 shares)		$11.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,538,849
Expenses
Distribution and service plan fees	$580,864
Independent trustees' compensation	1,041
Total expenses before reductions	581,905
Expense reductions	(1,041)	580,864
Net investment income (loss)		3,957,985
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,233,423
Capital gain distributions from underlying funds	4,697,834
Total net realized gain (loss)		5,931,257
Change in net unrealized appreciation (depreciation) on underlying funds		(13,077,935)
Net gain (loss)		(7,146,678)
Net increase (decrease) in net assets resulting from operations		$(3,188,693)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,957,985	$4,363,408
Net realized gain (loss)	5,931,257	9,195,574
Change in net unrealized appreciation (depreciation)	(13,077,935)	(918,474)
Net increase (decrease) in net assets resulting from operations	(3,188,693)	12,640,508
Distributions to shareholders from net investment income	(4,007,125)	(4,425,821)
Distributions to shareholders from net realized gain	(6,638,092)	(9,763,778)
Total distributions	(10,645,217)	(14,189,599)
Share transactions - net increase (decrease)	(20,184,963)	(27,388,953)
Total increase (decrease) in net assets	(34,018,873)	(28,938,044)
Net Assets
Beginning of period	265,603,093	294,541,137
End of period (including undistributed net investment income of $661,799 and undistributed net investment income of $710,937, respectively)	$231,584,220	$265,603,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$12.17	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.19	.19	.13	.13	.15
Net realized and unrealized gain (loss)	(.34)	.36	.57	.53	.13
Total from investment operations	(.15)	.55	.70	.66	.28
Distributions from net investment income	(.20)	(.19)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.51)B	(.62)C	(.43)	(.21)D	(.28)
Net asset value, end of period	$11.44	$12.10	$12.17	$11.90	$11.45
Total ReturnE,F	(1.23)%	4.60%	5.98%	5.79%	2.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.54%	1.10%	1.16%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$134,262	$162,069	$187,224	$204,418	$193,977
Portfolio turnover rateG	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.16	$11.90	$11.45	$11.45
Income from Investment Operations
Net investment income (loss)A	.16	.16	.10	.11	.13
Net realized and unrealized gain (loss)	(.33)	.35	.57	.52	.12
Total from investment operations	(.17)	.51	.67	.63	.25
Distributions from net investment income	(.17)	(.16)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.49)	(.58)	(.41)	(.18)	(.25)
Net asset value, end of period	$11.43	$12.09	$12.16	$11.90	$11.45
Total ReturnB,C	(1.45)%	4.33%	5.68%	5.56%	2.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.29%	.85%	.91%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$29,347	$29,246	$29,912	$26,201	$22,316
Portfolio turnover rate D	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.20	$11.93	$11.47	$11.45
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.34)	.35	.58	.52	.12
Total from investment operations	(.24)	.45	.62	.57	.19
Distributions from net investment income	(.08)	(.08)	(.04)	(.04)	(.05)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.39)B	(.51)C	(.35)	(.11)	(.17)
Net asset value, end of period	$11.51	$12.14	$12.20	$11.93	$11.47
Total ReturnD,E	(1.97)%	3.75%	5.22%	5.00%	1.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$335	$623	$1,059	$1,162	$1,571
Portfolio turnover rate F	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.14	$11.87	$11.42	$11.42
Income from Investment Operations
Net investment income (loss)A	.10	.10	.04	.05	.07
Net realized and unrealized gain (loss)	(.33)	.34	.58	.52	.11
Total from investment operations	(.23)	.44	.62	.57	.18
Distributions from net investment income	(.10)	(.10)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.12)
Total distributions	(.42)	(.52)	(.35)	(.12)	(.18)B
Net asset value, end of period	$11.41	$12.06	$12.14	$11.87	$11.42
Total ReturnC,D	(1.98)%	3.73%	5.28%	5.01%	1.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.79%	.35%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,200	$7,410	$8,910	$8,118	$8,053
Portfolio turnover rateE	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.25	$11.97	$11.51	$11.52
Income from Investment Operations
Net investment income (loss)A	.22	.22	.16	.16	.18
Net realized and unrealized gain (loss)	(.34)	.36	.58	.53	.11
Total from investment operations	(.12)	.58	.74	.69	.29
Distributions from net investment income	(.23)	(.23)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.07)	(.13)
Total distributions	(.55)	(.65)	(.46)	(.23)	(.30)B
Net asset value, end of period	$11.51	$12.18	$12.25	$11.97	$11.51
Total ReturnC	(1.04)%	4.85%	6.29%	6.11%	2.67%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.79%	1.35%	1.41%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$61,440	$66,255	$67,435	$70,364	$46,935
Portfolio turnover rateD	30%	29%	49%	23%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.2	3.4
Fidelity Advisor Series Equity-Income Fund	5.8	6.1
Fidelity Advisor Series Growth & Income Fund	4.0	4.3
Fidelity Advisor Series Growth Opportunities Fund	2.1	2.2
Fidelity Advisor Series Opportunistic Insights Fund	3.0	3.2
Fidelity Advisor Series Small Cap Fund	1.6	1.7
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.9	4.1
Fidelity Series 100 Index Fund	1.8	1.9
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	3.9	4.1
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
	33.5	34.9
International Equity Funds
Fidelity Series Emerging Markets Fund	6.3	5.1
Fidelity Series International Growth Fund	4.3	4.2
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	4.3	4.3
	16.0	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	2.7	2.4
Fidelity Series Investment Grade Bond Fund	31.4	33.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.5	40.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.2	3.1
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	7.8	7.2
	12.0	10.3
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	16.0%
Bond Funds	38.5%
Short-Term Funds	12.0%

Six months ago
Domestic Equity Funds	34.9%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,796,595	$19,223,571
Fidelity Advisor Series Equity-Income Fund (a)	3,022,007	34,692,643
Fidelity Advisor Series Growth & Income Fund (a)	1,951,813	23,968,262
Fidelity Advisor Series Growth Opportunities Fund (a)	1,233,072	12,663,650
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,237,220	17,840,714
Fidelity Advisor Series Small Cap Fund (a)	951,887	9,595,026
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,065,238	23,068,709
Fidelity Series 100 Index Fund (a)	778,562	10,471,663
Fidelity Series 1000 Value Index Fund (a)	371,889	3,841,614
Fidelity Series All-Sector Equity Fund (a)	1,830,185	23,042,034
Fidelity Series Commodity Strategy Fund (a)(b)	1,489,418	7,283,256
Fidelity Series Real Estate Equity Fund (a)	170,515	2,405,962
Fidelity Series Small Cap Opportunities Fund (a)	958,753	11,581,740
TOTAL DOMESTIC EQUITY FUNDS
(Cost $178,511,196)		199,678,844

International Equity Funds - 16.0%
Fidelity Series Emerging Markets Fund (a)	2,539,860	37,818,521
Fidelity Series International Growth Fund (a)	1,929,729	25,703,990
Fidelity Series International Small Cap Fund (a)	418,334	6,291,737
Fidelity Series International Value Fund (a)	2,793,864	25,507,981
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $89,098,994)		95,322,229

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund (a)	400,010	3,796,091
Fidelity Series Floating Rate High Income Fund (a)	165,450	1,485,738
Fidelity Series High Income Fund (a)	2,060,012	17,860,306
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,624,767	16,052,693
Fidelity Series Investment Grade Bond Fund (a)	16,578,001	187,331,407
Fidelity Series Real Estate Income Fund (a)	270,550	2,943,588
TOTAL BOND FUNDS
(Cost $227,833,859)		229,469,823

Short-Term Funds - 12.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,494,626	24,946,264
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	46,496,787	46,496,787
TOTAL SHORT-TERM FUNDS
(Cost $71,416,451)		71,443,051
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $566,860,500)		595,913,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137,296)
NET ASSETS - 100%		$595,776,651

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,599,954	$4,613,127	$7,645,508	$32,140	$19,223,571
Fidelity Advisor Series Equity-Income Fund	45,056,827	6,703,898	13,237,223	1,076,406	34,692,643
Fidelity Advisor Series Growth & Income Fund	30,943,437	5,350,447	9,644,405	548,085	23,968,262
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	3,122,769	15,179,624	79,862	12,663,650
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	5,747,198	7,451,426	--	17,840,714
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	10,855,157	5,682,762	229,260	24,946,264
Fidelity Advisor Series Small Cap Fund	12,640,557	2,054,271	3,618,307	25,566	9,595,026
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	5,525,256	8,538,390	397,892	23,068,709
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	47,582,889	23,779,501	24,865,603	103,361	46,496,787
Fidelity Series 100 Index Fund	13,490,045	1,347,368	4,558,155	255,884	10,471,663
Fidelity Series 1000 Value Index Fund	5,005,876	626,969	1,458,763	100,608	3,841,614
Fidelity Series All-Sector Equity Fund	29,927,257	5,150,655	9,209,056	221,079	23,042,034
Fidelity Series Commodity Strategy Fund	5,581,230	3,957,873	1,290,783	--	7,283,256
Fidelity Series Emerging Markets Debt Fund	4,486,769	407,954	998,896	252,142	3,796,091
Fidelity Series Emerging Markets Fund	34,362,056	15,158,117	7,753,785	418,268	37,818,521
Fidelity Series Floating Rate High Income Fund	3,608,996	206,492	2,193,563	94,764	1,485,738
Fidelity Series High Income Fund	24,702,874	2,223,740	6,500,352	1,237,902	17,860,306
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	2,792,107	4,484,868	8,416	16,052,693
Fidelity Series International Growth Fund	32,507,389	6,042,945	10,985,353	283,142	25,703,990
Fidelity Series International Small Cap Fund	7,484,713	1,305,628	2,267,575	54,035	6,291,737
Fidelity Series International Value Fund	32,287,313	6,167,934	10,404,694	533,202	25,507,981
Fidelity Series Investment Grade Bond Fund	244,493,979	18,687,523	69,896,105	6,086,009	187,331,407
Fidelity Series Real Estate Equity Fund	3,110,746	643,748	1,161,823	47,329	2,405,962
Fidelity Series Real Estate Income Fund	3,554,080	318,292	801,068	152,209	2,943,588
Fidelity Series Small Cap Opportunities Fund	15,179,590	2,579,828	4,588,048	50,205	11,581,740
Total	$733,064,654	$135,368,797	$234,416,135	$12,287,766	$595,913,947

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $566,860,500) — See accompanying schedule		$595,913,947
Receivable for investments sold		10,446,154
Receivable for fund shares sold		290,443
Total assets		606,650,544
Liabilities
Payable for investments purchased	$8,258,196
Payable for fund shares redeemed	2,483,211
Distribution and service plan fees payable	132,486
Total liabilities		10,873,893
Net Assets		$595,776,651
Net Assets consist of:
Paid in capital		$556,443,869
Undistributed net investment income		1,469,006
Accumulated undistributed net realized gain (loss) on investments		8,810,329
Net unrealized appreciation (depreciation) on investments		29,053,447
Net Assets		$595,776,651
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($328,231,914 ÷ 27,650,160 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class T:
Net Asset Value and redemption price per share ($92,542,832 ÷ 7,820,910 shares)		$11.83
Maximum offering price per share (100/96.50 of $11.83)		$12.26
Class B:
Net Asset Value and offering price per share ($1,137,140 ÷ 95,357 shares)(a)		$11.93
Class C:
Net Asset Value and offering price per share ($30,150,064 ÷ 2,563,389 shares)(a)		$11.76
Class I:
Net Asset Value, offering price and redemption price per share ($143,714,701 ÷ 12,052,785 shares)		$11.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,287,766
Expenses
Distribution and service plan fees	$1,762,922
Independent trustees' compensation	2,819
Total expenses before reductions	1,765,741
Expense reductions	(2,819)	1,762,922
Net investment income (loss)		10,524,844
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,236,940
Capital gain distributions from underlying funds	14,994,098
Total net realized gain (loss)		20,231,038
Change in net unrealized appreciation (depreciation) on underlying funds		(43,340,325)
Net gain (loss)		(23,109,287)
Net increase (decrease) in net assets resulting from operations		$(12,584,443)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,524,844	$12,144,985
Net realized gain (loss)	20,231,038	34,674,281
Change in net unrealized appreciation (depreciation)	(43,340,325)	(7,768,744)
Net increase (decrease) in net assets resulting from operations	(12,584,443)	39,050,522
Distributions to shareholders from net investment income	(10,584,608)	(12,574,317)
Distributions to shareholders from net realized gain	(23,587,615)	(36,739,965)
Total distributions	(34,172,223)	(49,314,282)
Share transactions - net increase (decrease)	(90,382,450)	(116,471,074)
Total increase (decrease) in net assets	(137,139,116)	(126,734,834)
Net Assets
Beginning of period	732,915,767	859,650,601
End of period (including undistributed net investment income of $1,469,006 and undistributed net investment income of $1,528,769, respectively)	$595,776,651	$732,915,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$12.91	$12.50	$11.89	$11.92
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.41)	.44	.82	.70	.12
Total from investment operations	(.21)	.64	.97	.86	.29
Distributions from net investment income	(.21)	(.22)	(.14)	(.16)	(.17)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.64)B	(.83)	(.56)	(.25)	(.32)C
Net asset value, end of period	$11.87	$12.72	$12.91	$12.50	$11.89
Total ReturnD,E	(1.67)%	5.08%	7.86%	7.33%	2.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63%	1.55%	1.15%	1.33%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$328,232	$431,498	$502,834	$540,980	$552,770
Portfolio turnover rateF	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.87	$12.46	$11.86	$11.88
Income from Investment Operations
Net investment income (loss)A	.17	.17	.11	.13	.14
Net realized and unrealized gain (loss)	(.41)	.43	.83	.69	.13
Total from investment operations	(.24)	.60	.94	.82	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.61)B	(.79)	(.53)	(.22)	(.29)C
Net asset value, end of period	$11.83	$12.68	$12.87	$12.46	$11.86
Total ReturnD,E	(1.92)%	4.81%	7.62%	6.98%	2.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38%	1.30%	.90%	1.08%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$92,543	$106,189	$124,997	$127,353	$132,044
Portfolio turnover rate F	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.91	$12.49	$11.87	$11.87
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.29)	.54	.87	.77	.21
Distributions from net investment income	(.09)	(.10)	(.03)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.52)	(.71)	(.45)B	(.15)	(.21)C
Net asset value, end of period	$11.93	$12.74	$12.91	$12.49	$11.87
Total ReturnD,E	(2.31)%	4.30%	7.01%	6.51%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.81%	.41%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,137	$2,318	$3,921	$6,474	$9,154
Portfolio turnover rateF	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.79	$12.39	$11.79	$11.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.05	.07	.08
Net realized and unrealized gain (loss)	(.40)	.44	.81	.69	.13
Total from investment operations	(.29)	.54	.86	.76	.21
Distributions from net investment income	(.11)	(.12)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.44)	(.61)	(.41)	(.09)	(.15)
Total distributions	(.55)	(.73)	(.46)	(.16)	(.23)
Net asset value, end of period	$11.76	$12.60	$12.79	$12.39	$11.79
Total ReturnB,C	(2.39)%	4.33%	7.04%	6.49%	1.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88%	.80%	.40%	.58%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,150	$34,839	$36,622	$38,562	$38,423
Portfolio turnover rateD	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$12.96	$12.55	$11.94	$11.96
Income from Investment Operations
Net investment income (loss)A	.23	.23	.18	.19	.20
Net realized and unrealized gain (loss)	(.40)	.44	.82	.70	.13
Total from investment operations	(.17)	.67	1.00	.89	.33
Distributions from net investment income	(.24)	(.25)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.44)	(.61)	(.42)	(.09)	(.16)
Total distributions	(.68)	(.86)	(.59)	(.28)	(.35)B
Net asset value, end of period	$11.92	$12.77	$12.96	$12.55	$11.94
Total ReturnC	(1.40)%	5.34%	8.10%	7.56%	2.97%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.88%	1.80%	1.40%	1.58%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$143,715	$158,071	$191,276	$197,152	$156,459
Portfolio turnover rateD	21%	22%	39%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	6.9	7.2
Fidelity Advisor Series Growth & Income Fund	4.8	5.0
Fidelity Advisor Series Growth Opportunities Fund	2.5	2.6
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.7
Fidelity Advisor Series Small Cap Fund	1.9	2.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.6	4.8
Fidelity Series 100 Index Fund	2.1	2.2
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.6	4.8
Fidelity Series Commodity Strategy Fund	1.2	0.7
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
	39.6	40.7
International Equity Funds
Fidelity Series Emerging Markets Fund	6.9	5.6
Fidelity Series International Growth Fund	5.2	5.1
Fidelity Series International Small Cap Fund	1.3	1.2
Fidelity Series International Value Fund	5.2	5.2
	18.6	17.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.9	1.6
Fidelity Series Investment Grade Bond Fund	28.5	30.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	34.8	36.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	2.4	1.7
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	4.6	3.9
	7.0	5.6
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.8%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,867,403	$52,081,217
Fidelity Advisor Series Equity-Income Fund (a)	8,187,249	93,989,623
Fidelity Advisor Series Growth & Income Fund (a)	5,287,913	64,935,573
Fidelity Advisor Series Growth Opportunities Fund (a)	3,340,535	34,307,299
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,351,971	48,335,419
Fidelity Advisor Series Small Cap Fund (a)	2,578,891	25,995,222
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,595,191	62,498,286
Fidelity Series 100 Index Fund (a)	2,109,337	28,370,577
Fidelity Series 1000 Value Index Fund (a)	1,007,559	10,408,089
Fidelity Series All-Sector Equity Fund (a)	4,958,424	62,426,562
Fidelity Series Commodity Strategy Fund (a)(b)	3,371,354	16,485,920
Fidelity Series Real Estate Equity Fund (a)	461,941	6,517,993
Fidelity Series Small Cap Opportunities Fund (a)	2,597,429	31,376,947
TOTAL DOMESTIC EQUITY FUNDS
(Cost $480,387,675)		537,728,727

International Equity Funds - 18.6%
Fidelity Series Emerging Markets Fund (a)	6,331,796	94,280,441
Fidelity Series International Growth Fund (a)	5,340,393	71,134,041
Fidelity Series International Small Cap Fund (a)	1,142,431	17,182,157
Fidelity Series International Value Fund (a)	7,732,620	70,598,819
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $232,744,159)		253,195,458

Bond Funds - 34.8%
Fidelity Series Emerging Markets Debt Fund (a)	908,556	8,622,195
Fidelity Series Floating Rate High Income Fund (a)	376,927	3,384,803
Fidelity Series High Income Fund (a)	4,697,378	40,726,263
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,614,799	25,834,217
Fidelity Series Investment Grade Bond Fund (a)	34,227,830	386,774,484
Fidelity Series Real Estate Income Fund (a)	621,011	6,756,603
TOTAL BOND FUNDS
(Cost $469,305,278)		472,098,565

Short-Term Funds - 7.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,322,541	33,225,405
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	62,275,115	62,275,115
TOTAL SHORT-TERM FUNDS
(Cost $95,476,843)		95,500,520
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,277,913,955)		1,358,523,270
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290,524)
NET ASSETS - 100%		$1,358,232,746

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$60,355,784	$12,422,591	$19,751,230	$87,148	$52,081,217
Fidelity Advisor Series Equity-Income Fund	119,514,300	17,453,366	32,661,812	2,887,602	93,989,623
Fidelity Advisor Series Growth & Income Fund	82,596,407	13,667,865	24,110,646	1,471,976	64,935,573
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	8,203,629	37,537,716	216,552	34,307,299
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	15,132,457	18,937,304	--	48,335,419
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	16,671,859	6,861,524	287,205	33,225,405
Fidelity Advisor Series Small Cap Fund	33,758,528	5,198,418	8,940,184	69,438	25,995,222
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	14,486,784	21,586,577	1,074,689	62,498,286
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	55,771,057	42,585,380	36,081,322	131,740	62,275,115
Fidelity Series 100 Index Fund	36,009,723	3,402,288	11,547,130	691,300	28,370,577
Fidelity Series 1000 Value Index Fund	13,354,709	1,584,429	3,631,676	271,681	10,408,089
Fidelity Series All-Sector Equity Fund	79,949,155	13,500,322	23,387,805	596,896	62,426,562
Fidelity Series Commodity Strategy Fund	12,779,891	8,743,765	2,799,066	--	16,485,920
Fidelity Series Emerging Markets Debt Fund	10,307,125	947,617	2,399,236	578,348	8,622,195
Fidelity Series Emerging Markets Fund	88,555,975	34,988,208	19,060,164	1,060,570	94,280,441
Fidelity Series Floating Rate High Income Fund	8,218,284	530,500	5,046,422	218,511	3,384,803
Fidelity Series High Income Fund	57,095,261	4,464,996	14,908,362	2,846,713	40,726,263
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	5,927,421	7,180,785	12,133	25,834,217
Fidelity Series International Growth Fund	88,717,088	14,821,430	27,122,457	798,908	71,134,041
Fidelity Series International Small Cap Fund	20,424,637	3,284,555	5,830,167	152,255	17,182,157
Fidelity Series International Value Fund	88,103,016	15,216,492	25,562,246	1,504,471	70,598,819
Fidelity Series Investment Grade Bond Fund	515,166,588	38,323,649	154,046,969	12,784,538	386,774,484
Fidelity Series Real Estate Equity Fund	8,258,993	1,994,062	3,235,726	127,489	6,517,993
Fidelity Series Real Estate Income Fund	8,086,633	704,345	1,741,674	349,233	6,756,603
Fidelity Series Small Cap Opportunities Fund	40,506,944	5,985,367	10,814,126	134,878	31,376,947
Total	$1,681,512,150	$300,241,795	$524,782,326	$28,354,274	$1,358,523,270

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,277,913,955) — See accompanying schedule		$1,358,523,270
Receivable for investments sold		20,971,425
Receivable for fund shares sold		666,656
Total assets		1,380,161,351
Liabilities
Payable for investments purchased	$16,534,409
Payable for fund shares redeemed	5,107,083
Distribution and service plan fees payable	287,113
Total liabilities		21,928,605
Net Assets		$1,358,232,746
Net Assets consist of:
Paid in capital		$1,250,144,017
Undistributed net investment income		2,820,018
Accumulated undistributed net realized gain (loss) on investments		24,659,396
Net unrealized appreciation (depreciation) on investments		80,609,315
Net Assets		$1,358,232,746
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($739,928,701 ÷ 62,636,591 shares)		$11.81
Maximum offering price per share (100/94.25 of $11.81)		$12.53
Class T:
Net Asset Value and redemption price per share ($190,017,517 ÷ 16,113,073 shares)		$11.79
Maximum offering price per share (100/96.50 of $11.79)		$12.22
Class B:
Net Asset Value and offering price per share ($3,121,158 ÷ 263,502 shares)(a)		$11.84
Class C:
Net Asset Value and offering price per share ($63,443,330 ÷ 5,415,003 shares)(a)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($361,722,040 ÷ 30,385,908 shares)		$11.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$28,354,274
Expenses
Distribution and service plan fees	$3,812,323
Independent trustees' compensation	6,462
Total expenses before reductions	3,818,785
Expense reductions	(6,462)	3,812,323
Net investment income (loss)		24,541,951
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,660,776
Capital gain distributions from underlying funds	39,607,163
Total net realized gain (loss)		50,267,939
Change in net unrealized appreciation (depreciation) on underlying funds		(109,109,140)
Net gain (loss)		(58,841,201)
Net increase (decrease) in net assets resulting from operations		$(34,299,250)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,541,951	$27,920,297
Net realized gain (loss)	50,267,939	80,421,644
Change in net unrealized appreciation (depreciation)	(109,109,140)	(13,336,268)
Net increase (decrease) in net assets resulting from operations	(34,299,250)	95,005,673
Distributions to shareholders from net investment income	(24,608,645)	(28,451,885)
Distributions to shareholders from net realized gain	(53,287,893)	(87,342,389)
Total distributions	(77,896,538)	(115,794,274)
Share transactions - net increase (decrease)	(210,704,885)	(187,872,029)
Total increase (decrease) in net assets	(322,900,673)	(208,660,630)
Net Assets
Beginning of period	1,681,133,419	1,889,794,049
End of period (including undistributed net investment income of $2,820,018 and undistributed net investment income of $3,430,940, respectively)	$1,358,232,746	$1,681,133,419

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.87	$12.47	$11.85	$11.87
Income from Investment Operations
Net investment income (loss)A	.20	.20	.15	.16	.17
Net realized and unrealized gain (loss)	(.45)	.49	.89	.71	.13
Total from investment operations	(.25)	.69	1.04	.87	.30
Distributions from net investment income	(.21)	(.21)	(.15)	(.16)	(.17)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.64)	(.86)B	(.64)C	(.25)	(.32)
Net asset value, end of period	$11.81	$12.70	$12.87	$12.47	$11.85
Total ReturnD,E	(2.07)%	5.51%	8.54%	7.45%	2.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.64%	1.58%	1.19%	1.36%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$739,929	$967,164	$1,086,606	$1,181,020	$1,101,302
Portfolio turnover rateF	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.85	$12.46	$11.83	$11.85
Income from Investment Operations
Net investment income (loss)A	.17	.17	.12	.13	.14
Net realized and unrealized gain (loss)	(.45)	.48	.88	.72	.13
Total from investment operations	(.28)	.65	1.00	.85	.27
Distributions from net investment income	(.18)	(.18)	(.11)	(.13)	(.14)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.61)	(.82)	(.61)	(.22)	(.29)
Net asset value, end of period	$11.79	$12.68	$12.85	$12.46	$11.83
Total ReturnB,C	(2.32)%	5.26%	8.20%	7.28%	2.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.39%	1.33%	.94%	1.11%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$190,018	$208,468	$226,663	$227,022	$213,366
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.84	$12.44	$11.81	$11.82
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.94	.78	.22
Distributions from net investment income	(.08)	(.10)	(.05)	(.06)	(.07)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.51)	(.74)	(.54)	(.15)	(.23)B
Net asset value, end of period	$11.84	$12.69	$12.84	$12.44	$11.81
Total ReturnC,D	(2.78)%	4.73%	7.68%	6.65%	1.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,121	$7,600	$12,232	$17,411	$23,552
Portfolio turnover rateE	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.77	$12.39	$11.77	$11.79
Income from Investment Operations
Net investment income (loss)A	.11	.11	.05	.07	.09
Net realized and unrealized gain (loss)	(.45)	.48	.88	.71	.13
Total from investment operations	(.34)	.59	.93	.78	.22
Distributions from net investment income	(.11)	(.12)	(.06)	(.07)	(.09)
Distributions from net realized gain	(.43)	(.64)	(.49)	(.09)	(.15)
Total distributions	(.54)	(.76)	(.55)	(.16)	(.24)
Net asset value, end of period	$11.72	$12.60	$12.77	$12.39	$11.77
Total ReturnB,C	(2.76)%	4.75%	7.65%	6.70%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.89%	.83%	.44%	.61%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$63,443	$72,725	$75,682	$72,115	$70,220
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.96	$12.56	$11.93	$11.94
Income from Investment Operations
Net investment income (loss)A	.23	.24	.18	.19	.20
Net realized and unrealized gain (loss)	(.45)	.48	.90	.72	.14
Total from investment operations	(.22)	.72	1.08	.91	.34
Distributions from net investment income	(.24)	(.25)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.43)	(.64)	(.50)	(.09)	(.15)
Total distributions	(.67)	(.89)	(.68)	(.28)	(.35)B
Net asset value, end of period	$11.90	$12.79	$12.96	$12.56	$11.93
Total ReturnC	(1.80)%	5.74%	8.75%	7.74%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.89%	1.83%	1.44%	1.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$361,722	$425,176	$488,611	$467,604	$348,068
Portfolio turnover rateD	20%	21%	37%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.3	4.4
Fidelity Advisor Series Equity-Income Fund	7.7	8.0
Fidelity Advisor Series Growth & Income Fund	5.3	5.5
Fidelity Advisor Series Growth Opportunities Fund	2.8	2.9
Fidelity Advisor Series Opportunistic Insights Fund	4.0	4.1
Fidelity Advisor Series Small Cap Fund	2.1	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	5.3
Fidelity Series 100 Index Fund	2.3	2.4
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.1	5.3
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.5	0.6
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	43.9	45.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.4	6.0
Fidelity Series International Growth Fund	5.8	5.7
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	5.8
	20.4	18.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.1	0.8
Fidelity Series Investment Grade Bond Fund	24.9	26.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	30.3	32.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.9	1.2
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	3.5	2.8
	5.4	4.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	18.8%
Bond Funds	32.2%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,822,380	$115,799,462
Fidelity Advisor Series Equity-Income Fund (a)	18,203,728	208,978,797
Fidelity Advisor Series Growth & Income Fund (a)	11,757,101	144,377,200
Fidelity Advisor Series Growth Opportunities Fund (a)	7,427,297	76,278,340
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,452,838	107,469,917
Fidelity Advisor Series Small Cap Fund (a)	5,734,014	57,798,864
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,440,443	138,959,744
Fidelity Series 100 Index Fund (a)	4,689,903	63,079,196
Fidelity Series 1000 Value Index Fund (a)	2,240,292	23,142,211
Fidelity Series All-Sector Equity Fund (a)	11,024,664	138,800,525
Fidelity Series Commodity Strategy Fund (a)(b)	6,745,384	32,984,928
Fidelity Series Real Estate Equity Fund (a)	1,027,118	14,492,629
Fidelity Series Small Cap Opportunities Fund (a)	5,774,996	69,761,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,085,177,770)		1,191,923,769

International Equity Funds - 20.4%
Fidelity Series Emerging Markets Fund (a)	13,448,990	200,255,462
Fidelity Series International Growth Fund (a)	11,941,450	159,060,118
Fidelity Series International Small Cap Fund (a)	2,535,863	38,139,374
Fidelity Series International Value Fund (a)	17,291,626	157,872,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $519,625,785)		555,327,495

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund (a)	1,820,383	17,275,432
Fidelity Series Floating Rate High Income Fund (a)	752,620	6,758,527
Fidelity Series High Income Fund (a)	9,394,770	81,452,654
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,973,675	29,379,906
Fidelity Series Investment Grade Bond Fund (a)	59,841,034	676,203,688
Fidelity Series Real Estate Income Fund (a)	1,251,470	13,615,994
TOTAL BOND FUNDS
(Cost $834,531,359)		824,686,201

Short-Term Funds - 5.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,108,532	51,085,323
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	95,816,471	95,816,471
TOTAL SHORT-TERM FUNDS
(Cost $146,863,340)		146,901,794
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,586,198,254)		2,718,839,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(562,778)
NET ASSETS - 100%		$2,718,276,481

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$126,386,871	$25,284,397	$33,831,850	$190,738	$115,799,462
Fidelity Advisor Series Equity-Income Fund	249,704,693	36,412,503	55,043,778	6,188,732	208,978,797
Fidelity Advisor Series Growth & Income Fund	173,080,838	27,580,842	40,911,014	3,153,096	144,377,200
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	17,232,881	70,192,713	473,957	76,278,340
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	31,399,958	32,754,175	--	107,469,917
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	28,949,463	7,439,415	397,791	51,085,323
Fidelity Advisor Series Small Cap Fund	70,690,728	11,006,793	15,260,423	151,431	57,798,864
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	29,677,010	35,970,568	2,358,580	138,959,744
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	67,858,030	79,236,488	51,278,046	186,666	95,816,471
Fidelity Series 100 Index Fund	75,410,032	6,772,322	20,186,452	1,517,585	63,079,196
Fidelity Series 1000 Value Index Fund	27,702,811	3,488,258	6,114,097	596,601	23,142,211
Fidelity Series All-Sector Equity Fund	167,651,764	27,624,463	39,939,536	1,309,910	138,800,525
Fidelity Series Commodity Strategy Fund	24,138,851	17,042,374	3,901,306	--	32,984,928
Fidelity Series Emerging Markets Debt Fund	19,527,200	1,942,839	3,759,749	1,121,505	17,275,432
Fidelity Series Emerging Markets Fund	182,198,442	68,340,984	29,429,814	2,230,134	200,255,462
Fidelity Series Floating Rate High Income Fund	15,543,509	920,780	9,085,880	424,562	6,758,527
Fidelity Series High Income Fund	109,195,867	8,854,887	25,099,936	5,552,529	81,452,654
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	9,272,185	7,034,931	13,763	29,379,906
Fidelity Series International Growth Fund	187,596,587	29,218,724	46,109,558	1,768,924	159,060,118
Fidelity Series International Small Cap Fund	43,194,786	6,680,487	10,154,835	336,814	38,139,374
Fidelity Series International Value Fund	186,353,512	29,839,872	42,529,905	3,331,151	157,872,541
Fidelity Series Investment Grade Bond Fund	858,554,110	70,109,052	231,302,900	21,805,135	676,203,688
Fidelity Series Real Estate Equity Fund	17,274,870	3,875,359	5,651,077	276,921	14,492,629
Fidelity Series Real Estate Income Fund	15,325,390	1,362,822	2,512,092	685,319	13,615,994
Fidelity Series Small Cap Opportunities Fund	84,939,720	11,894,733	17,906,344	291,377	69,761,956
Total	$3,182,138,304	$584,020,476	$843,400,394	$54,363,221	$2,718,839,259

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,586,198,254) — See accompanying schedule		$2,718,839,259
Receivable for investments sold		41,287,402
Receivable for fund shares sold		2,436,602
Total assets		2,762,563,263
Liabilities
Payable for investments purchased	$32,828,012
Payable for fund shares redeemed	10,903,960
Distribution and service plan fees payable	554,810
Total liabilities		44,286,782
Net Assets		$2,718,276,481
Net Assets consist of:
Paid in capital		$2,528,680,377
Undistributed net investment income		4,124,116
Accumulated undistributed net realized gain (loss) on investments		52,830,983
Net unrealized appreciation (depreciation) on investments		132,641,005
Net Assets		$2,718,276,481
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,442,825,955 ÷ 115,296,850 shares)		$12.51
Maximum offering price per share (100/94.25 of $12.51)		$13.27
Class T:
Net Asset Value and redemption price per share ($394,406,303 ÷ 31,526,969 shares)		$12.51
Maximum offering price per share (100/96.50 of $12.51)		$12.96
Class B:
Net Asset Value and offering price per share ($8,008,287 ÷ 637,765 shares)(a)		$12.56
Class C:
Net Asset Value and offering price per share ($105,128,214 ÷ 8,462,331 shares)(a)		$12.42
Class I:
Net Asset Value, offering price and redemption price per share ($767,907,722 ÷ 60,913,227 shares)		$12.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$54,363,221
Expenses
Distribution and service plan fees	$7,253,124
Independent trustees' compensation	12,477
Total expenses before reductions	7,265,601
Expense reductions	(12,477)	7,253,124
Net investment income (loss)		47,110,097
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,852,996
Capital gain distributions from underlying funds	85,023,475
Total net realized gain (loss)		94,876,471
Change in net unrealized appreciation (depreciation) on underlying funds		(213,772,148)
Net gain (loss)		(118,895,677)
Net increase (decrease) in net assets resulting from operations		$(71,785,580)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,110,097	$51,885,755
Net realized gain (loss)	94,876,471	150,944,017
Change in net unrealized appreciation (depreciation)	(213,772,148)	(17,185,181)
Net increase (decrease) in net assets resulting from operations	(71,785,580)	185,644,591
Distributions to shareholders from net investment income	(47,618,996)	(52,702,785)
Distributions to shareholders from net realized gain	(93,543,927)	(151,703,673)
Total distributions	(141,162,923)	(204,406,458)
Share transactions - net increase (decrease)	(250,269,433)	(188,969,138)
Total increase (decrease) in net assets	(463,217,936)	(207,731,005)
Net Assets
Beginning of period	3,181,494,417	3,389,225,422
End of period (including undistributed net investment income of $4,124,116 and undistributed net investment income of $5,740,153, respectively)	$2,718,276,481	$3,181,494,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.35	$12.45
Income from Investment Operations
Net investment income (loss)A	.21	.22	.16	.18	.19
Net realized and unrealized gain (loss)	(.51)	.55	1.04	.78	.06
Total from investment operations	(.30)	.77	1.20	.96	.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.63)B	(.87)	(.71)	(.26)	(.35)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.35
Total ReturnD,E	(2.35)%	5.82%	9.38%	7.91%	2.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62%	1.59%	1.22%	1.44%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,442,826	$1,775,399	$1,910,164	$1,944,691	$1,740,500
Portfolio turnover rateF	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.54	$13.05	$12.34	$12.45
Income from Investment Operations
Net investment income (loss)A	.18	.18	.13	.15	.16
Net realized and unrealized gain (loss)	(.52)	.55	1.03	.79	.05
Total from investment operations	(.34)	.73	1.16	.94	.21
Distributions from net investment income	(.18)	(.19)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.59)	(.83)	(.67)B	(.23)	(.32)C
Net asset value, end of period	$12.51	$13.44	$13.54	$13.05	$12.34
Total ReturnD,E	(2.59)%	5.56%	9.11%	7.72%	1.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37%	1.34%	.97%	1.19%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$394,406	$440,674	$465,828	$430,153	$386,416
Portfolio turnover rateF	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$13.53	$13.04	$12.32	$12.41
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.50)	.56	1.03	.79	.06
Total from investment operations	(.39)	.67	1.09	.88	.16
Distributions from net investment income	(.09)	(.11)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.50)	(.75)	(.60)B	(.16)	(.25)
Net asset value, end of period	$12.56	$13.45	$13.53	$13.04	$12.32
Total ReturnC,D	(3.01)%	5.04%	8.49%	7.19%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.48%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$8,008	$16,005	$24,060	$33,074	$43,138
Portfolio turnover rate E	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.45	$12.97	$12.27	$12.37
Income from Investment Operations
Net investment income (loss)A	.11	.11	.06	.09	.10
Net realized and unrealized gain (loss)	(.51)	.55	1.03	.78	.06
Total from investment operations	(.40)	.66	1.09	.87	.16
Distributions from net investment income	(.12)	(.12)	(.07)	(.08)	(.09)
Distributions from net realized gain	(.41)	(.64)	(.54)	(.08)	(.17)
Total distributions	(.53)	(.76)	(.61)	(.17)B	(.26)
Net asset value, end of period	$12.42	$13.35	$13.45	$12.97	$12.27
Total ReturnC,D	(3.11)%	5.07%	8.57%	7.13%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87%	.84%	.47%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$105,128	$112,535	$113,194	$102,576	$97,550
Portfolio turnover rateE	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.63	$13.14	$12.42	$12.53
Income from Investment Operations
Net investment income (loss)A	.24	.25	.20	.21	.22
Net realized and unrealized gain (loss)	(.51)	.56	1.03	.80	.05
Total from investment operations	(.27)	.81	1.23	1.01	.27
Distributions from net investment income	(.25)	(.26)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.41)	(.64)	(.55)	(.08)	(.18)
Total distributions	(.66)	(.90)	(.74)	(.29)	(.38)B
Net asset value, end of period	$12.61	$13.54	$13.63	$13.14	$12.42
Total ReturnC	(2.07)%	6.13%	9.58%	8.28%	2.39%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.84%	1.47%	1.69%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$767,908	$836,880	$875,979	$777,288	$555,462
Portfolio turnover rateD	20%	21%	40%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.7	5.0
Fidelity Advisor Series Equity-Income Fund	8.5	8.9
Fidelity Advisor Series Growth & Income Fund	5.9	6.2
Fidelity Advisor Series Growth Opportunities Fund	3.1	3.3
Fidelity Advisor Series Opportunistic Insights Fund	4.4	4.6
Fidelity Advisor Series Small Cap Fund	2.4	2.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.7	5.9
Fidelity Series 100 Index Fund	2.6	2.7
Fidelity Series 1000 Value Index Fund	0.9	1.0
Fidelity Series All-Sector Equity Fund	5.7	5.9
Fidelity Series Commodity Strategy Fund	1.3	0.7
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.8	3.0
	48.6	50.3
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.5
Fidelity Series International Growth Fund	6.6	6.5
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	6.5	6.6
	22.5	21.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	19.9	19.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.7	24.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.5	1.1
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	2.7	2.7
	4.2	3.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.5%
Bond Funds	24.7%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.3%
International Equity Funds	21.1%
Bond Funds	24.8%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,869,872	$137,707,630
Fidelity Advisor Series Equity-Income Fund (a)	21,647,796	248,516,697
Fidelity Advisor Series Growth & Income Fund (a)	13,981,402	171,691,621
Fidelity Advisor Series Growth Opportunities Fund (a)	8,832,439	90,709,153
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,862,851	127,802,313
Fidelity Advisor Series Small Cap Fund (a)	6,818,758	68,733,085
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,794,060	165,249,648
Fidelity Series 100 Index Fund (a)	5,577,142	75,012,557
Fidelity Series 1000 Value Index Fund (a)	2,664,016	27,519,283
Fidelity Series All-Sector Equity Fund (a)	13,110,333	165,059,094
Fidelity Series Commodity Strategy Fund (a)(b)	7,443,044	36,396,483
Fidelity Series Real Estate Equity Fund (a)	1,221,356	17,233,328
Fidelity Series Small Cap Opportunities Fund (a)	6,867,526	82,959,715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,291,556,362)		1,414,590,607

International Equity Funds - 22.5%
Fidelity Series Emerging Markets Fund (a)	15,315,477	228,047,458
Fidelity Series International Growth Fund (a)	14,349,220	191,131,613
Fidelity Series International Small Cap Fund (a)	3,042,899	45,765,205
Fidelity Series International Value Fund (a)	20,778,338	189,706,229
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $617,734,862)		654,650,505

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund (a)	1,963,700	18,635,514
Fidelity Series Floating Rate High Income Fund (a)	807,699	7,253,136
Fidelity Series High Income Fund (a)	10,012,169	86,805,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,486,173	14,683,385
Fidelity Series Investment Grade Bond Fund (a)	51,221,364	578,801,411
Fidelity Series Real Estate Income Fund (a)	1,344,486	14,628,008
TOTAL BOND FUNDS
(Cost $733,678,179)		720,806,956

Short-Term Funds - 4.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,251,701	42,517,011
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	79,546,299	79,546,299
TOTAL SHORT-TERM FUNDS
(Cost $122,022,238)		122,063,310
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,764,991,641)		2,912,111,378
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574,518)
NET ASSETS - 100%		$2,911,536,860

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,312,076	$31,842,698	$36,063,638	$224,082	$137,707,630
Fidelity Advisor Series Equity-Income Fund	287,919,939	48,042,854	61,558,174	7,198,173	248,516,697
Fidelity Advisor Series Growth & Income Fund	198,720,089	34,785,216	43,790,562	3,662,230	171,691,621
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	22,124,891	76,500,515	556,815	90,709,153
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	38,778,988	34,941,940	--	127,802,313
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	23,371,882	7,384,241	382,605	42,517,011
Fidelity Advisor Series Small Cap Fund	80,717,054	14,020,054	15,881,799	177,697	68,733,085
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	38,298,308	38,716,508	2,771,902	165,249,648
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	61,834,339	68,123,891	50,411,932	179,100	79,546,299
Fidelity Series 100 Index Fund	86,640,901	8,969,511	21,836,705	1,783,901	75,012,557
Fidelity Series 1000 Value Index Fund	32,149,422	4,380,753	6,731,087	701,565	27,519,283
Fidelity Series All-Sector Equity Fund	192,228,807	34,759,930	42,530,740	1,538,888	165,059,094
Fidelity Series Commodity Strategy Fund	24,344,902	20,041,041	3,533,324	--	36,396,483
Fidelity Series Emerging Markets Debt Fund	19,479,638	2,563,348	2,969,995	1,170,933	18,635,514
Fidelity Series Emerging Markets Fund	199,588,748	79,077,516	26,659,636	2,515,871	228,047,458
Fidelity Series Floating Rate High Income Fund	15,675,548	1,083,751	8,858,694	440,665	7,253,136
Fidelity Series High Income Fund	107,265,912	13,533,872	22,109,759	5,740,327	86,805,502
Fidelity Series Inflation-Protected Bond Index Fund	--	15,924,657	1,595,321	3,467	14,683,385
Fidelity Series International Growth Fund	218,286,518	35,027,304	48,033,274	2,118,282	191,131,613
Fidelity Series International Small Cap Fund	50,252,763	8,543,845	11,040,169	405,128	45,765,205
Fidelity Series International Value Fund	216,774,929	35,985,115	43,955,114	3,989,061	189,706,229
Fidelity Series Investment Grade Bond Fund	625,967,564	128,996,103	160,861,410	16,958,970	578,801,411
Fidelity Series Real Estate Equity Fund	19,959,849	4,875,225	6,523,735	322,353	17,233,328
Fidelity Series Real Estate Income Fund	15,385,608	1,932,021	2,120,482	714,924	14,628,008
Fidelity Series Small Cap Opportunities Fund	97,449,201	15,852,658	19,638,941	341,203	82,959,715
Total	$3,203,688,517	$730,935,432	$794,247,695	$53,898,142	$2,912,111,378

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,764,991,641) — See accompanying schedule		$2,912,111,378
Receivable for investments sold		40,011,423
Receivable for fund shares sold		1,958,123
Total assets		2,954,080,924
Liabilities
Payable for investments purchased	$30,971,983
Payable for fund shares redeemed	11,008,138
Distribution and service plan fees payable	563,943
Total liabilities		42,544,064
Net Assets		$2,911,536,860
Net Assets consist of:
Paid in capital		$2,698,085,268
Undistributed net investment income		3,486,793
Accumulated undistributed net realized gain (loss) on investments		62,845,062
Net unrealized appreciation (depreciation) on investments		147,119,737
Net Assets		$2,911,536,860
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,543,664,653 ÷ 125,611,211 shares)		$12.29
Maximum offering price per share (100/94.25 of $12.29)		$13.04
Class T:
Net Asset Value and redemption price per share ($399,088,214 ÷ 32,415,770 shares)		$12.31
Maximum offering price per share (100/96.50 of $12.31)		$12.76
Class B:
Net Asset Value and offering price per share ($6,071,215 ÷ 494,561 shares)(a)		$12.28
Class C:
Net Asset Value and offering price per share ($91,940,828 ÷ 7,575,046 shares)(a)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($870,771,950 ÷ 70,275,555 shares)		$12.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$53,898,142
Expenses
Distribution and service plan fees	$7,258,809
Independent trustees' compensation	12,905
Total expenses before reductions	7,271,714
Expense reductions	(12,905)	7,258,809
Net investment income (loss)		46,639,333
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,337,735
Capital gain distributions from underlying funds	97,799,646
Total net realized gain (loss)		107,137,381
Change in net unrealized appreciation (depreciation) on underlying funds		(237,602,638)
Net gain (loss)		(130,465,257)
Net increase (decrease) in net assets resulting from operations		$(83,825,924)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,639,333	$50,135,549
Net realized gain (loss)	107,137,381	163,813,037
Change in net unrealized appreciation (depreciation)	(237,602,638)	(18,060,813)
Net increase (decrease) in net assets resulting from operations	(83,825,924)	195,887,773
Distributions to shareholders from net investment income	(46,581,381)	(51,154,371)
Distributions to shareholders from net realized gain	(99,971,356)	(158,637,898)
Total distributions	(146,552,737)	(209,792,269)
Share transactions - net increase (decrease)	(61,140,430)	(32,226,786)
Total increase (decrease) in net assets	(291,519,091)	(46,131,282)
Net Assets
Beginning of period	3,203,055,951	3,249,187,233
End of period (including undistributed net investment income of $3,486,793 and undistributed net investment income of $4,314,157, respectively)	$2,911,536,860	$3,203,055,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.25	$13.33	$12.72	$11.91	$12.09
Income from Investment Operations
Net investment income (loss)A	.19	.21	.16	.18	.18
Net realized and unrealized gain (loss)	(.54)	.60	1.26	.88	(.01)
Total from investment operations	(.35)	.81	1.42	1.06	.17
Distributions from net investment income	(.20)	(.22)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.61)B	(.89)	(.81)C	(.25)	(.35)
Net asset value, end of period	$12.29	$13.25	$13.33	$12.72	$11.91
Total ReturnD,E	(2.72)%	6.26%	11.54%	9.00%	1.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.53%	1.55%	1.25%	1.54%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,543,665	$1,853,121	$1,907,797	$1,806,028	$1,539,333
Portfolio turnover rateF	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.35	$12.74	$11.93	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.17	.13	.15	.15
Net realized and unrealized gain (loss)	(.54)	.61	1.26	.88	(.01)
Total from investment operations	(.38)	.78	1.39	1.03	.14
Distributions from net investment income	(.16)	(.19)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.58)	(.86)	(.78)B	(.22)	(.32)
Net asset value, end of period	$12.31	$13.27	$13.35	$12.74	$11.93
Total ReturnC,D	(2.95)%	6.00%	11.27%	8.74%	1.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.28%	1.30%	1.00%	1.29%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$399,088	$405,224	$387,919	$324,352	$257,594
Portfolio turnover rateE	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$13.27	$12.66	$11.84	$12.01
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.26	.88	(.01)
Total from investment operations	(.43)	.70	1.32	.97	.08
Distributions from net investment income	(.08)	(.10)	(.06)	(.08)	(.08)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.49)	(.77)	(.71)	(.15)	(.25)
Net asset value, end of period	$12.28	$13.20	$13.27	$12.66	$11.84
Total ReturnB,C	(3.38)%	5.42%	10.71%	8.26%	.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.81%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$6,071	$11,217	$17,698	$23,061	$29,202
Portfolio turnover rateD	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.19	$12.60	$11.80	$11.98
Income from Investment Operations
Net investment income (loss)A	.10	.11	.06	.09	.09
Net realized and unrealized gain (loss)	(.53)	.59	1.25	.87	(.01)
Total from investment operations	(.43)	.70	1.31	.96	.08
Distributions from net investment income	(.11)	(.12)	(.07)	(.10)	(.09)
Distributions from net realized gain	(.41)	(.67)	(.65)	(.07)	(.17)
Total distributions	(.52)	(.80)B	(.72)	(.16)C	(.26)
Net asset value, end of period	$12.14	$13.09	$13.19	$12.60	$11.80
Total ReturnD,E	(3.40)%	5.42%	10.71%	8.23%	.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.80%	.50%	.79%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$91,941	$94,878	$89,402	$74,415	$66,126
Portfolio turnover rate F	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$13.43	$12.81	$11.99	$12.17
Income from Investment Operations
Net investment income (loss)A	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	(.54)	.60	1.28	.88	(.02)
Total from investment operations	(.31)	.84	1.47	1.10	.19
Distributions from net investment income	(.23)	(.25)	(.19)	(.21)	(.20)
Distributions from net realized gain	(.42)	(.67)	(.66)	(.07)	(.18)
Total distributions	(.65)	(.92)	(.85)	(.28)	(.37)B
Net asset value, end of period	$12.39	$13.35	$13.43	$12.81	$11.99
Total ReturnC	(2.44)%	6.48%	11.81%	9.29%	1.84%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.78%	1.80%	1.50%	1.79%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$870,772	$838,616	$846,372	$686,540	$470,704
Portfolio turnover rateD	24%	23%	41%	22%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.7	5.9
Fidelity Advisor Series Equity-Income Fund	10.4	10.7
Fidelity Advisor Series Growth & Income Fund	7.2	7.4
Fidelity Advisor Series Growth Opportunities Fund	3.8	3.9
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.5
Fidelity Advisor Series Small Cap Fund	2.9	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series 100 Index Fund	3.1	3.2
Fidelity Series 1000 Value Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	6.9	7.1
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
	58.7	60.0
International Equity Funds
Fidelity Series Emerging Markets Fund	8.8	7.4
Fidelity Series International Growth Fund	8.1	8.1
Fidelity Series International Small Cap Fund	1.9	1.8
Fidelity Series International Value Fund	8.0	8.0
	26.8	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	9.6	8.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	14.5	13.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.0	0.8
	0.0	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.5%

Six months ago
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	14,968,937	$160,167,630
Fidelity Advisor Series Equity-Income Fund (a)	25,178,092	289,044,495
Fidelity Advisor Series Growth & Income Fund (a)	16,261,516	199,691,420
Fidelity Advisor Series Growth Opportunities Fund (a)	10,272,554	105,499,133
Fidelity Advisor Series Opportunistic Insights Fund (a)	10,308,534	148,649,058
Fidelity Advisor Series Small Cap Fund (a)	7,931,092	79,945,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	17,206,977	192,201,930
Fidelity Series 100 Index Fund (a)	6,486,820	87,247,727
Fidelity Series 1000 Value Index Fund (a)	3,098,631	32,008,863
Fidelity Series All-Sector Equity Fund (a)	15,248,872	191,983,304
Fidelity Series Commodity Strategy Fund (a)(b)	7,180,982	35,115,001
Fidelity Series Real Estate Equity Fund (a)	1,420,617	20,044,910
Fidelity Series Small Cap Opportunities Fund (a)	7,987,314	96,486,755
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,510,802,846)		1,638,085,635

International Equity Funds - 26.8%
Fidelity Series Emerging Markets Fund (a)	16,471,371	245,258,717
Fidelity Series International Growth Fund (a)	16,928,076	225,481,971
Fidelity Series International Small Cap Fund (a)	3,536,369	53,186,989
Fidelity Series International Value Fund (a)	24,339,375	222,218,496
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $711,117,191)		746,146,173

Bond Funds - 14.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,895,254	17,985,957
Fidelity Series Floating Rate High Income Fund (a)	782,383	7,025,796
Fidelity Series High Income Fund (a)	9,644,129	83,614,598
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,461,765	14,442,236
Fidelity Series Investment Grade Bond Fund (a)	23,607,952	266,769,854
Fidelity Series Real Estate Income Fund (a)	1,305,287	14,201,521
TOTAL BOND FUNDS
(Cost $413,198,500)		404,039,962

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	48,810	488,102
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	903,894	903,894
TOTAL SHORT-TERM FUNDS
(Cost $1,390,336)		1,391,996
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,636,508,873)		2,789,663,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(542,225)
NET ASSETS - 100%		$2,789,121,541

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$170,939,544	$34,001,308	$41,856,651	$261,138	$160,167,630
Fidelity Advisor Series Equity-Income Fund	337,084,440	52,746,739	70,139,983	8,410,612	289,044,495
Fidelity Advisor Series Growth & Income Fund	234,898,179	34,943,708	48,760,882	4,285,112	199,691,420
Fidelity Advisor Series Growth Opportunities Fund	180,049,078	24,212,850	85,393,661	648,895	105,499,133
Fidelity Advisor Series Opportunistic Insights Fund	157,066,598	41,735,983	39,950,862	--	148,649,058
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	785,002	13,535,495	101,820	488,102
Fidelity Advisor Series Small Cap Fund	95,609,790	16,408,446	20,158,130	207,103	79,945,409
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	41,914,766	45,046,590	3,232,517	192,201,930
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	27,494,891	7,271,675	33,862,672	37,746	903,894
Fidelity Series 100 Index Fund	102,298,856	9,972,745	26,338,374	2,080,803	87,247,727
Fidelity Series 1000 Value Index Fund	38,001,637	4,462,752	7,742,065	817,607	32,008,863
Fidelity Series All-Sector Equity Fund	227,959,760	35,569,431	48,655,933	1,794,618	191,983,304
Fidelity Series Commodity Strategy Fund	24,913,457	19,127,823	4,587,553	--	35,115,001
Fidelity Series Emerging Markets Debt Fund	19,779,598	2,380,397	3,737,504	1,149,431	17,985,957
Fidelity Series Emerging Markets Fund	227,769,807	82,488,144	37,186,286	2,753,499	245,258,717
Fidelity Series Floating Rate High Income Fund	15,494,247	1,001,870	8,829,044	433,539	7,025,796
Fidelity Series High Income Fund	106,346,466	12,917,091	24,034,514	5,602,107	83,614,598
Fidelity Series Inflation-Protected Bond Index Fund	946	15,497,456	1,402,277	3,316	14,442,236
Fidelity Series International Growth Fund	263,779,980	35,657,014	56,860,546	2,535,467	225,481,971
Fidelity Series International Small Cap Fund	60,471,957	9,593,995	14,418,572	482,787	53,186,989
Fidelity Series International Value Fund	259,813,671	36,350,446	50,854,984	4,774,665	222,218,496
Fidelity Series Investment Grade Bond Fund	237,385,975	112,189,962	77,027,782	7,155,744	266,769,854
Fidelity Series Real Estate Equity Fund	23,670,120	5,316,816	7,550,192	377,972	20,044,910
Fidelity Series Real Estate Income Fund	15,363,594	1,847,049	2,446,265	701,006	14,201,521
Fidelity Series Small Cap Opportunities Fund	115,222,466	15,850,554	21,857,938	398,724	96,486,755
Total	$3,182,454,789	$654,244,022	$792,234,755	$48,246,228	$2,789,663,766

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,636,508,873) — See accompanying schedule		$2,789,663,766
Receivable for investments sold		30,666,987
Receivable for fund shares sold		2,524,891
Total assets		2,822,855,644
Liabilities
Payable for investments purchased	$22,091,444
Payable for fund shares redeemed	11,100,432
Distribution and service plan fees payable	542,227
Total liabilities		33,734,103
Net Assets		$2,789,121,541
Net Assets consist of:
Paid in capital		$2,565,310,261
Undistributed net investment income		1,073,122
Accumulated undistributed net realized gain (loss) on investments		69,583,265
Net unrealized appreciation (depreciation) on investments		153,154,893
Net Assets		$2,789,121,541
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,409,908,683 ÷ 108,557,759 shares)		$12.99
Maximum offering price per share (100/94.25 of $12.99)		$13.78
Class T:
Net Asset Value and redemption price per share ($423,312,476 ÷ 32,717,347 shares)		$12.94
Maximum offering price per share (100/96.50 of $12.94)		$13.41
Class B:
Net Asset Value and offering price per share ($6,801,231 ÷ 524,769 shares)(a)		$12.96
Class C:
Net Asset Value and offering price per share ($87,691,156 ÷ 6,835,262 shares)(a)		$12.83
Class I:
Net Asset Value, offering price and redemption price per share ($861,407,995 ÷ 65,957,297 shares)		$13.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$48,246,228
Expenses
Distribution and service plan fees	$7,010,602
Independent trustees' compensation	12,593
Total expenses before reductions	7,023,195
Expense reductions	(12,593)	7,010,602
Net investment income (loss)		41,235,626
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,870,925
Capital gain distributions from underlying funds	111,081,098
Total net realized gain (loss)		113,952,023
Change in net unrealized appreciation (depreciation) on underlying funds		(257,671,232)
Net gain (loss)		(143,719,209)
Net increase (decrease) in net assets resulting from operations		$(102,483,583)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,235,626	$45,603,853
Net realized gain (loss)	113,952,023	182,835,692
Change in net unrealized appreciation (depreciation)	(257,671,232)	(23,701,670)
Net increase (decrease) in net assets resulting from operations	(102,483,583)	204,737,875
Distributions to shareholders from net investment income	(41,389,842)	(46,150,255)
Distributions to shareholders from net realized gain	(109,557,266)	(155,012,649)
Total distributions	(150,947,108)	(201,162,904)
Share transactions - net increase (decrease)	(139,278,763)	(59,413,992)
Total increase (decrease) in net assets	(392,709,454)	(55,839,021)
Net Assets
Beginning of period	3,181,830,995	3,237,670,016
End of period (including undistributed net investment income of $1,073,122 and undistributed net investment income of $2,120,267, respectively)	$2,789,121,541	$3,181,830,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$14.15	$13.36	$12.48	$12.72
Income from Investment Operations
Net investment income (loss)A	.19	.20	.17	.20	.19
Net realized and unrealized gain (loss)	(.64)	.70	1.47	.94	(.06)
Total from investment operations	(.45)	.90	1.64	1.14	.13
Distributions from net investment income	(.19)	(.21)	(.18)	(.20)	(.18)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.69)	(.92)	(.85)	(.26)	(.37)
Net asset value, end of period	$12.99	$14.13	$14.15	$13.36	$12.48
Total ReturnB,C	(3.36)%	6.54%	12.60%	9.25%	1.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.42%	1.24%	1.58%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,409,909	$1,704,036	$1,777,132	$1,747,549	$1,506,827
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.10	$13.32	$12.44	$12.68
Income from Investment Operations
Net investment income (loss)A	.15	.17	.14	.17	.16
Net realized and unrealized gain (loss)	(.64)	.71	1.46	.94	(.06)
Total from investment operations	(.49)	.88	1.60	1.11	.10
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.66)	(.89)	(.82)	(.23)	(.34)
Net asset value, end of period	$12.94	$14.09	$14.10	$13.32	$12.44
Total ReturnB,C	(3.67)%	6.37%	12.29%	9.02%	.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.17%	.99%	1.33%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$423,312	$453,137	$453,944	$387,102	$335,407
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$14.07	$13.29	$12.41	$12.63
Income from Investment Operations
Net investment income (loss)A	.09	.10	.07	.10	.10
Net realized and unrealized gain (loss)	(.65)	.70	1.45	.94	(.06)
Total from investment operations	(.56)	.80	1.52	1.04	.04
Distributions from net investment income	(.08)	(.10)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.48)	(.69)	(.66)	(.06)	(.18)
Total distributions	(.56)	(.79)	(.74)B	(.16)	(.26)
Net asset value, end of period	$12.96	$14.08	$14.07	$13.29	$12.41
Total ReturnC,D	(4.12)%	5.82%	11.69%	8.44%	.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,801	$13,944	$21,330	$27,191	$34,324
Portfolio turnover rateE	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.663 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.00	$13.23	$12.37	$12.60
Income from Investment Operations
Net investment income (loss)A	.08	.09	.07	.10	.10
Net realized and unrealized gain (loss)	(.63)	.70	1.45	.93	(.05)
Total from investment operations	(.55)	.79	1.52	1.03	.05
Distributions from net investment income	(.11)	(.12)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.48)	(.70)	(.66)	(.06)	(.18)
Total distributions	(.59)	(.82)	(.75)	(.17)	(.28)B
Net asset value, end of period	$12.83	$13.97	$14.00	$13.23	$12.37
Total ReturnC,D	(4.10)%	5.76%	11.77%	8.39%	.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.67%	.49%	.83%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$87,691	$91,154	$87,867	$75,384	$66,418
Portfolio turnover rateE	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$14.22	$13.42	$12.54	$12.77
Income from Investment Operations
Net investment income (loss)A	.22	.24	.20	.23	.22
Net realized and unrealized gain (loss)	(.65)	.71	1.48	.94	(.05)
Total from investment operations	(.43)	.95	1.68	1.17	.17
Distributions from net investment income	(.23)	(.25)	(.21)	(.23)	(.21)
Distributions from net realized gain	(.50)	(.71)	(.67)	(.06)	(.19)
Total distributions	(.72)B	(.96)	(.88)	(.29)	(.40)
Net asset value, end of period	$13.06	$14.21	$14.22	$13.42	$12.54
Total ReturnC	(3.16)%	6.85%	12.89%	9.47%	1.57%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.67%	1.49%	1.83%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$861,408	$919,561	$897,398	$716,715	$505,761
Portfolio turnover rateD	22%	24%	53%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,752,563	$136,452,426
Fidelity Advisor Series Equity-Income Fund (a)	21,449,424	246,239,392
Fidelity Advisor Series Growth & Income Fund (a)	13,853,494	170,120,907
Fidelity Advisor Series Growth Opportunities Fund (a)	8,751,230	89,875,129
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,782,365	126,641,706
Fidelity Advisor Series Small Cap Fund (a)	6,756,851	68,109,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,659,253	163,743,859
Fidelity Series 100 Index Fund (a)	5,524,365	74,302,711
Fidelity Series 1000 Value Index Fund (a)	2,639,844	27,269,591
Fidelity Series All-Sector Equity Fund (a)	12,991,155	163,558,642
Fidelity Series Commodity Strategy Fund (a)(b)	5,504,469	26,916,854
Fidelity Series Real Estate Equity Fund (a)	1,210,165	17,075,429
Fidelity Series Small Cap Opportunities Fund (a)	6,806,587	82,223,574
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,291,542,641)		1,392,529,279

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	13,455,479	200,352,082
Fidelity Series International Growth Fund (a)	14,465,979	192,686,846
Fidelity Series International Small Cap Fund (a)	3,003,966	45,179,649
Fidelity Series International Value Fund (a)	20,950,814	191,280,936
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $603,898,584)		629,499,513

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,451,620	13,775,876
Fidelity Series Floating Rate High Income Fund (a)	601,748	5,403,701
Fidelity Series High Income Fund (a)	7,429,197	64,411,139
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,084,927	10,719,074
Fidelity Series Investment Grade Bond Fund (a)	947,288	10,704,351
Fidelity Series Real Estate Income Fund (a)	1,008,324	10,970,564
TOTAL BOND FUNDS
(Cost $125,078,567)		115,984,705

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	37,354	373,538
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	692,866	692,866
TOTAL SHORT-TERM FUNDS
(Cost $1,064,976)		1,066,404
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,021,584,768)		2,139,079,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,122)
NET ASSETS - 100%		$2,138,682,779

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$139,071,615	$31,559,662	$31,652,277	$219,384	$136,452,426
Fidelity Advisor Series Equity-Income Fund	274,575,945	49,048,168	51,692,036	6,971,830	246,239,392
Fidelity Advisor Series Growth & Income Fund	190,845,540	30,637,599	33,406,118	3,543,002	170,120,907
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	21,944,674	62,263,110	545,141	89,875,129
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	36,843,470	29,575,150	--	126,641,706
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	714,324	10,520,346	74,465	373,538
Fidelity Advisor Series Small Cap Fund	78,904,440	14,869,705	15,677,357	174,132	68,109,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	39,480,718	33,142,437	2,715,398	163,743,859
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	21,928,807	4,639,158	25,875,099	27,836	692,866
Fidelity Series 100 Index Fund	82,346,765	10,262,965	19,300,225	1,748,053	74,302,711
Fidelity Series 1000 Value Index Fund	30,631,793	4,846,827	5,930,595	687,094	27,269,591
Fidelity Series All-Sector Equity Fund	185,329,287	32,744,663	35,230,710	1,507,352	163,558,642
Fidelity Series Commodity Strategy Fund	18,229,184	15,248,497	3,253,398	--	26,916,854
Fidelity Series Emerging Markets Debt Fund	14,881,074	1,997,567	2,771,266	873,876	13,775,876
Fidelity Series Emerging Markets Fund	184,292,937	65,499,095	26,583,563	2,253,682	200,352,082
Fidelity Series Floating Rate High Income Fund	11,610,849	860,306	6,575,293	329,857	5,403,701
Fidelity Series High Income Fund	81,052,937	9,942,479	17,742,398	4,278,256	64,411,139
Fidelity Series Inflation-Protected Bond Index Fund	--	11,372,648	909,809	2,422	10,719,074
Fidelity Series International Growth Fund	215,313,978	32,908,528	40,757,741	2,160,555	192,686,846
Fidelity Series International Small Cap Fund	48,363,252	9,275,476	10,243,757	410,946	45,179,649
Fidelity Series International Value Fund	212,338,660	35,871,280	37,084,913	4,068,608	191,280,936
Fidelity Series Investment Grade Bond Fund	13,999,115	18,138,752	21,116,928	396,426	10,704,351
Fidelity Series Real Estate Equity Fund	18,692,496	5,570,884	6,055,345	314,138	17,075,429
Fidelity Series Real Estate Income Fund	11,517,949	1,564,280	1,685,039	535,572	10,970,564
Fidelity Series Small Cap Opportunities Fund	95,577,883	14,995,059	17,749,010	332,318	82,223,574
Total	$2,394,158,485	$500,836,784	$546,793,920	$34,170,343	$2,139,079,901

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,021,584,768) — See accompanying schedule		$2,139,079,901
Receivable for investments sold		14,864,220
Receivable for fund shares sold		2,062,945
Total assets		2,156,007,066
Liabilities
Payable for investments purchased	$10,452,992
Payable for fund shares redeemed	6,474,172
Distribution and service plan fees payable	397,123
Total liabilities		17,324,287
Net Assets		$2,138,682,779
Net Assets consist of:
Paid in capital		$1,958,960,459
Accumulated undistributed net realized gain (loss) on investments		62,227,187
Net unrealized appreciation (depreciation) on investments		117,495,133
Net Assets		$2,138,682,779
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,094,458,626 ÷ 88,468,387 shares)		$12.37
Maximum offering price per share (100/94.25 of $12.37)		$13.12
Class T:
Net Asset Value and redemption price per share ($299,951,575 ÷ 24,407,786 shares)		$12.29
Maximum offering price per share (100/96.50 of $12.29)		$12.74
Class B:
Net Asset Value and offering price per share ($4,483,668 ÷ 366,548 shares)(a)		$12.23
Class C:
Net Asset Value and offering price per share ($54,812,984 ÷ 4,514,771 shares)(a)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($684,975,926 ÷ 55,037,997 shares)		$12.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$34,170,343
Expenses
Distribution and service plan fees	$5,117,611
Independent trustees' compensation	9,562
Total expenses before reductions	5,127,173
Expense reductions	(9,562)	5,117,611
Net investment income (loss)		29,052,732
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,168,226
Capital gain distributions from underlying funds	91,917,948
Total net realized gain (loss)		94,086,174
Change in net unrealized appreciation (depreciation) on underlying funds		(211,289,701)
Net gain (loss)		(117,203,527)
Net increase (decrease) in net assets resulting from operations		$(88,150,795)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,052,732	$32,752,795
Net realized gain (loss)	94,086,174	143,098,013
Change in net unrealized appreciation (depreciation)	(211,289,701)	(19,036,232)
Net increase (decrease) in net assets resulting from operations	(88,150,795)	156,814,576
Distributions to shareholders from net investment income	(29,643,292)	(33,529,759)
Distributions to shareholders from net realized gain	(81,803,583)	(124,965,915)
Total distributions	(111,446,875)	(158,495,674)
Share transactions - net increase (decrease)	(55,427,155)	9,300,018
Total increase (decrease) in net assets	(255,024,825)	7,618,920
Net Assets
Beginning of period	2,393,707,604	2,386,088,684
End of period (including undistributed net investment income of $0 and undistributed net investment income of $766,745, respectively)	$2,138,682,779	$2,393,707,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.54	$12.74	$11.80	$12.11
Income from Investment Operations
Net investment income (loss)A	.16	.19	.15	.18	.16
Net realized and unrealized gain (loss)	(.66)	.71	1.59	.97	(.13)
Total from investment operations	(.50)	.90	1.74	1.15	.03
Distributions from net investment income	(.17)	(.19)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.64)	(.93)B	(.94)	(.21)C	(.34)
Net asset value, end of period	$12.37	$13.51	$13.54	$12.74	$11.80
Total ReturnD,E	(3.92)%	6.81%	14.15%	9.89%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.13%	1.54%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,094,459	$1,313,452	$1,348,500	$1,258,797	$1,057,102
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$13.46	$12.68	$11.74	$12.05
Income from Investment Operations
Net investment income (loss)A	.13	.15	.11	.15	.13
Net realized and unrealized gain (loss)	(.65)	.71	1.58	.97	(.13)
Total from investment operations	(.52)	.86	1.69	1.12	–
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.46)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.61)B	(.90)C	(.91)	(.18)D	(.31)
Net asset value, end of period	$12.29	$13.42	$13.46	$12.68	$11.74
Total ReturnE,F	(4.08)%	6.52%	13.81%	9.69%	.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.11%	.88%	1.29%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$299,952	$303,711	$276,113	$216,701	$166,843
Portfolio turnover rateG	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$13.37	$12.59	$11.67	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.66)	.70	1.57	.95	(.12)
Total from investment operations	(.59)	.78	1.62	1.04	(.05)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.17)
Total distributions	(.52)	(.81)B	(.84)	(.12)C	(.24)
Net asset value, end of period	$12.23	$13.34	$13.37	$12.59	$11.67
Total ReturnD,E	(4.62)%	6.00%	13.32%	9.02%	(.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,484	$9,560	$14,454	$17,884	$22,013
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$13.32	$12.56	$11.65	$11.96
Income from Investment Operations
Net investment income (loss)A	.07	.08	.05	.09	.07
Net realized and unrealized gain (loss)	(.65)	.70	1.56	.95	(.13)
Total from investment operations	(.58)	.78	1.61	1.04	(.06)
Distributions from net investment income	(.10)	(.11)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.45)	(.72)	(.78)	(.04)	(.18)
Total distributions	(.55)	(.83)	(.85)	(.13)B	(.25)C
Net asset value, end of period	$12.14	$13.27	$13.32	$12.56	$11.65
Total ReturnD,E	(4.58)%	6.01%	13.27%	9.04%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.38%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$54,813	$56,318	$51,931	$43,447	$38,614
Portfolio turnover rateF	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$13.61	$12.80	$11.86	$12.17
Income from Investment Operations
Net investment income (loss)A	.20	.22	.18	.21	.19
Net realized and unrealized gain (loss)	(.67)	.72	1.60	.97	(.14)
Total from investment operations	(.47)	.94	1.78	1.18	.05
Distributions from net investment income	(.20)	(.23)	(.18)	(.20)	(.17)
Distributions from net realized gain	(.47)	(.73)	(.79)	(.04)	(.19)
Total distributions	(.67)	(.96)	(.97)	(.24)	(.36)
Net asset value, end of period	$12.45	$13.59	$13.61	$12.80	$11.86
Total ReturnB	(3.63)%	7.11%	14.44%	10.10%	.71%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.38%	1.79%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$684,976	$710,667	$695,092	$547,049	$360,580
Portfolio turnover rateC	22%	25%	48%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,741,759	$125,636,822
Fidelity Advisor Series Equity-Income Fund (a)	19,749,285	226,721,793
Fidelity Advisor Series Growth & Income Fund (a)	12,755,461	156,637,067
Fidelity Advisor Series Growth Opportunities Fund (a)	8,057,572	82,751,267
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,086,268	116,603,988
Fidelity Advisor Series Small Cap Fund (a)	6,221,290	62,710,603
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,497,339	150,765,280
Fidelity Series 100 Index Fund (a)	5,086,434	68,412,543
Fidelity Series 1000 Value Index Fund (a)	2,430,607	25,108,173
Fidelity Series All-Sector Equity Fund (a)	11,963,485	150,620,273
Fidelity Series Commodity Strategy Fund (a)(b)	5,068,081	24,782,917
Fidelity Series Real Estate Equity Fund (a)	1,114,184	15,721,138
Fidelity Series Small Cap Opportunities Fund (a)	6,265,019	75,681,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,189,083,170)		1,282,153,298

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	12,388,845	184,469,900
Fidelity Series International Growth Fund (a)	13,318,424	177,401,409
Fidelity Series International Small Cap Fund (a)	2,765,746	41,596,824
Fidelity Series International Value Fund (a)	19,288,911	176,107,756
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $550,119,649)		579,575,889

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,335,609	12,674,931
Fidelity Series Floating Rate High Income Fund (a)	554,205	4,976,765
Fidelity Series High Income Fund (a)	6,843,838	59,336,074
Fidelity Series Inflation-Protected Bond Index Fund (a)	998,931	9,869,433
Fidelity Series Investment Grade Bond Fund (a)	872,202	9,855,886
Fidelity Series Real Estate Income Fund (a)	929,007	10,107,601
TOTAL BOND FUNDS
(Cost $115,717,296)		106,820,690

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	34,394	343,943
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	637,976	637,976
TOTAL SHORT-TERM FUNDS
(Cost $980,603)		981,919
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,855,900,718)		1,969,531,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386,765)
NET ASSETS - 100%		$1,969,145,031
Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,565,060	$27,641,020	$31,181,378	$202,892	$125,636,822
Fidelity Advisor Series Equity-Income Fund	259,592,965	42,155,004	51,164,043	6,499,356	226,721,793
Fidelity Advisor Series Growth & Income Fund	179,678,929	26,705,203	33,067,869	3,300,262	156,637,067
Fidelity Advisor Series Growth Opportunities Fund	135,077,253	19,038,800	60,758,290	504,164	82,751,267
Fidelity Advisor Series Opportunistic Insights Fund	121,206,364	32,548,600	29,173,716	--	116,603,988
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	551,811	9,842,594	69,304	343,943
Fidelity Advisor Series Small Cap Fund	74,645,104	12,751,581	15,427,484	161,092	62,710,603
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	34,494,968	32,964,045	2,512,770	150,765,280
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	20,743,058	3,962,279	24,067,360	25,902	637,976
Fidelity Series 100 Index Fund	77,652,185	8,892,768	19,058,267	1,617,599	68,412,543
Fidelity Series 1000 Value Index Fund	28,957,796	4,120,641	5,852,681	635,621	25,108,173
Fidelity Series All-Sector Equity Fund	175,326,589	27,965,758	34,784,901	1,394,873	150,620,273
Fidelity Series Commodity Strategy Fund	17,242,225	13,723,167	3,119,360	--	24,782,917
Fidelity Series Emerging Markets Debt Fund	14,081,870	1,682,396	2,781,058	810,959	12,674,931
Fidelity Series Emerging Markets Fund	173,453,127	59,204,562	26,820,316	2,085,013	184,469,900
Fidelity Series Floating Rate High Income Fund	10,987,601	719,913	6,275,744	306,921	4,976,765
Fidelity Series High Income Fund	75,792,449	9,456,258	17,679,052	3,974,887	59,336,074
Fidelity Series Inflation-Protected Bond Index Fund	--	10,475,315	841,817	2,229	9,869,433
Fidelity Series International Growth Fund	204,618,540	26,958,646	40,570,581	1,998,774	177,401,409
Fidelity Series International Small Cap Fund	45,805,043	8,019,070	10,210,819	380,188	41,596,824
Fidelity Series International Value Fund	201,669,613	29,965,942	37,282,035	3,763,965	176,107,756
Fidelity Series Investment Grade Bond Fund	13,175,630	17,134,973	20,160,195	367,315	9,855,886
Fidelity Series Real Estate Equity Fund	18,055,060	4,606,009	5,836,351	290,404	15,721,138
Fidelity Series Real Estate Income Fund	10,898,223	1,327,476	1,718,537	497,219	10,107,601
Fidelity Series Small Cap Opportunities Fund	90,445,593	12,418,652	17,336,068	307,686	75,681,434
Total	$2,264,804,469	$436,520,812	$537,974,561	$31,709,395	$1,969,531,796

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,855,900,718) — See accompanying schedule		$1,969,531,796
Receivable for investments sold		12,817,944
Receivable for fund shares sold		2,026,559
Total assets		1,984,376,299
Liabilities
Payable for investments purchased	$10,008,695
Payable for fund shares redeemed	4,835,844
Distribution and service plan fees payable	386,729
Total liabilities		15,231,268
Net Assets		$1,969,145,031
Net Assets consist of:
Paid in capital		$1,797,561,864
Undistributed net investment income		130,182
Accumulated undistributed net realized gain (loss) on investments		57,821,907
Net unrealized appreciation (depreciation) on investments		113,631,078
Net Assets		$1,969,145,031
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($950,816,266 ÷ 71,783,295 shares)		$13.25
Maximum offering price per share (100/94.25 of $13.25)		$14.06
Class T:
Net Asset Value and redemption price per share ($310,106,958 ÷ 23,480,437 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class B:
Net Asset Value and offering price per share ($5,586,775 ÷ 425,348 shares)(a)		$13.13
Class C:
Net Asset Value and offering price per share ($73,036,085 ÷ 5,609,158 shares)(a)		$13.02
Class I:
Net Asset Value, offering price and redemption price per share ($629,598,947 ÷ 47,260,818 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$31,709,395
Expenses
Distribution and service plan fees	$5,023,668
Independent trustees' compensation	8,911
Total expenses before reductions	5,032,579
Expense reductions	(8,911)	5,023,668
Net investment income (loss)		26,685,727
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,934,554
Capital gain distributions from underlying funds	85,031,418
Total net realized gain (loss)		89,965,972
Change in net unrealized appreciation (depreciation) on underlying funds		(198,753,543)
Net gain (loss)		(108,787,571)
Net increase (decrease) in net assets resulting from operations		$(82,101,844)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,685,727	$30,521,189
Net realized gain (loss)	89,965,972	135,785,473
Change in net unrealized appreciation (depreciation)	(198,753,543)	(17,567,018)
Net increase (decrease) in net assets resulting from operations	(82,101,844)	148,739,644
Distributions to shareholders from net investment income	(27,258,668)	(31,124,677)
Distributions to shareholders from net realized gain	(81,269,199)	(116,446,633)
Total distributions	(108,527,867)	(147,571,310)
Share transactions - net increase (decrease)	(104,582,015)	(29,267,178)
Total increase (decrease) in net assets	(295,211,726)	(28,098,844)
Net Assets
Beginning of period	2,264,356,757	2,292,455,601
End of period (including undistributed net investment income of $130,182 and undistributed net investment income of $703,123, respectively)	$1,969,145,031	$2,264,356,757

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$14.51	$13.61	$12.60	$12.95
Income from Investment Operations
Net investment income (loss)A	.17	.20	.15	.19	.17
Net realized and unrealized gain (loss)	(.69)	.76	1.74	1.05	(.15)
Total from investment operations	(.52)	.96	1.89	1.24	.02
Distributions from net investment income	(.18)	(.21)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.72)	(.98)	(.99)	(.23)	(.37)
Net asset value, end of period	$13.25	$14.49	$14.51	$13.61	$12.60
Total ReturnB,C	(3.82)%	6.76%	14.37%	9.94%	.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.35%	1.10%	1.53%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$950,816	$1,154,277	$1,195,641	$1,133,722	$967,348
Portfolio turnover rateD	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.47	$13.58	$12.57	$12.92
Income from Investment Operations
Net investment income (loss)A	.14	.16	.12	.16	.14
Net realized and unrealized gain (loss)	(.70)	.76	1.73	1.04	(.16)
Total from investment operations	(.56)	.92	1.85	1.20	(.02)
Distributions from net investment income	(.15)	(.17)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.53)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.68)	(.94)	(.96)	(.19)B	(.33)C
Net asset value, end of period	$13.21	$14.45	$14.47	$13.58	$12.57
Total ReturnD,E	(4.07)%	6.51%	14.06%	9.69%	.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.10%	.85%	1.28%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$310,107	$333,069	$341,608	$288,886	$262,944
Portfolio turnover rateF	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$14.36	$13.48	$12.48	$12.82
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.03	(.15)
Total from investment operations	(.63)	.84	1.76	1.13	(.07)
Distributions from net investment income	(.07)	(.10)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.59)	(.85)	(.88)	(.13)	(.27)
Net asset value, end of period	$13.13	$14.35	$14.36	$13.48	$12.48
Total ReturnB,C	(4.60)%	5.97%	13.49%	9.14%	(.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,587	$11,602	$18,270	$24,481	$31,574
Portfolio turnover rate D	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.30	$13.43	$12.45	$12.80
Income from Investment Operations
Net investment income (loss)A	.07	.09	.05	.10	.08
Net realized and unrealized gain (loss)	(.70)	.75	1.71	1.02	(.15)
Total from investment operations	(.63)	.84	1.76	1.12	(.07)
Distributions from net investment income	(.10)	(.12)	(.07)	(.11)	(.08)
Distributions from net realized gain	(.52)	(.75)	(.82)	(.04)	(.20)
Total distributions	(.62)	(.87)	(.89)	(.14)B	(.28)
Net asset value, end of period	$13.02	$14.27	$14.30	$13.43	$12.45
Total ReturnC,D	(4.63)%	6.01%	13.57%	9.09%	(.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.60%	.35%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$73,036	$77,130	$72,247	$62,893	$56,910
Portfolio turnover rateE	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$14.59	$13.67	$12.65	$13.00
Income from Investment Operations
Net investment income (loss)A	.21	.23	.19	.23	.20
Net realized and unrealized gain (loss)	(.71)	.76	1.75	1.05	(.16)
Total from investment operations	(.50)	.99	1.94	1.28	.04
Distributions from net investment income	(.22)	(.24)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.54)	(.77)	(.83)	(.04)	(.21)
Total distributions	(.75)B	(1.01)	(1.02)	(.26)	(.39)C
Net asset value, end of period	$13.32	$14.57	$14.59	$13.67	$12.65
Total ReturnD	(3.62)%	6.99%	14.73%	10.24%	.61%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.60%	1.35%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$629,599	$688,278	$664,689	$508,363	$352,751
Portfolio turnover rateE	21%	24%	47%	26%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,591,505	$70,529,106
Fidelity Advisor Series Equity-Income Fund (a)	11,086,672	127,274,993
Fidelity Advisor Series Growth & Income Fund (a)	7,160,544	87,931,477
Fidelity Advisor Series Growth Opportunities Fund (a)	4,523,299	46,454,280
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,539,418	65,458,404
Fidelity Advisor Series Small Cap Fund (a)	3,492,464	35,204,033
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,577,027	84,635,390
Fidelity Series 100 Index Fund (a)	2,855,499	38,406,456
Fidelity Series 1000 Value Index Fund (a)	1,364,478	14,095,055
Fidelity Series All-Sector Equity Fund (a)	6,715,860	84,552,674
Fidelity Series Commodity Strategy Fund (a)(b)	2,860,938	13,989,987
Fidelity Series Real Estate Equity Fund (a)	625,503	8,825,852
Fidelity Series Small Cap Opportunities Fund (a)	3,517,001	42,485,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $672,150,319)		719,843,080

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	6,959,802	103,631,453
Fidelity Series International Growth Fund (a)	7,483,135	99,675,360
Fidelity Series International Small Cap Fund (a)	1,553,489	23,364,477
Fidelity Series International Value Fund (a)	10,826,827	98,848,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $316,041,009)		325,520,222

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	749,017	7,108,174
Fidelity Series Floating Rate High Income Fund (a)	310,764	2,790,663
Fidelity Series High Income Fund (a)	3,817,353	33,096,448
Fidelity Series Inflation-Protected Bond Index Fund (a)	560,762	5,540,326
Fidelity Series Investment Grade Bond Fund (a)	489,617	5,532,670
Fidelity Series Real Estate Income Fund (a)	519,670	5,654,015
TOTAL BOND FUNDS
(Cost $64,288,134)		59,722,296

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	19,180	191,797
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	359,444	359,444
TOTAL SHORT-TERM FUNDS
(Cost $550,479)		551,241
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,053,029,941)		1,105,636,839
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193,244)
NET ASSETS - 100%		$1,105,443,595

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,943,920	$19,421,812	$17,625,210	$110,729	$70,529,106
Fidelity Advisor Series Equity-Income Fund	139,722,476	29,589,659	29,210,510	3,536,027	127,274,993
Fidelity Advisor Series Growth & Income Fund	95,978,233	19,991,565	19,089,857	1,793,290	87,931,477
Fidelity Advisor Series Growth Opportunies Fund	67,865,683	13,624,539	29,159,598	275,149	46,454,280
Fidelity Advisor Series Opportunistic Insights Fund	64,496,720	21,850,596	16,538,608	--	65,458,404
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	493,570	5,410,750	37,617	191,797
Fidelity Advisor Series Small Cap Fund	39,679,968	9,382,812	8,864,088	87,843	35,204,033
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	23,313,661	18,624,645	1,375,973	84,635,390
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	11,028,897	2,658,694	13,328,146	14,106	359,444
Fidelity Series 100 Index Fund	41,675,050	6,549,185	10,372,328	885,753	38,406,456
Fidelity Series 1000 Value Index Fund	15,411,426	3,083,609	3,266,570	348,426	14,095,055
Fidelity Series All-Sector Equity Fund	93,180,847	20,775,389	19,736,388	763,808	84,552,674
Fidelity Series Commodity Strategy Fund	9,087,266	8,297,825	1,726,735	--	13,989,987
Fidelity Series Emerging Markets Debt Fund	7,481,511	1,326,025	1,538,860	441,870	7,108,174
Fidelity Series Emerging Markets Fund	92,286,951	38,537,895	15,810,145	1,136,948	103,631,453
Fidelity Series Floating Rate High Income Fund	5,836,560	590,672	3,387,904	166,951	2,790,663
Fidelity Series High Income Fund	40,383,368	6,795,676	9,626,261	2,162,671	33,096,448
Fidelity Series Inflation-Protected Bond Index Fund	--	5,908,457	500,245	1,237	5,540,326
Fidelity Series International Growth Fund	108,601,819	21,298,795	22,858,193	1,089,877	99,675,360
Fidelity Series International Small Cap Fund	24,420,397	5,800,173	5,765,036	207,288	23,364,477
Fidelity Series International Value Fund	107,078,702	22,896,231	21,143,472	2,052,384	98,848,932
Fidelity Series Investment Grade Bond Fund	6,998,992	9,928,623	11,241,192	199,736	5,532,670
Fidelity Series Real Estate Equity Fund	9,609,815	2,958,723	3,202,595	158,519	8,825,852
Fidelity Series Real Estate Income Fund	5,763,900	1,065,849	963,570	270,769	5,654,015
Fidelity Series Small Cap Opportunities Fund	48,151,887	9,832,261	10,201,638	167,989	42,485,373
Total	$1,203,408,424	$305,972,296	$299,192,544	$17,284,960	$1,105,636,839

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,053,029,941) — See accompanying schedule		$1,105,636,839
Receivable for investments sold		6,611,975
Receivable for fund shares sold		1,553,271
Total assets		1,113,802,085
Liabilities
Payable for investments purchased	$5,991,789
Payable for fund shares redeemed	2,173,453
Distribution and service plan fees payable	193,248
Total liabilities		8,358,490
Net Assets		$1,105,443,595
Net Assets consist of:
Paid in capital		$1,022,619,734
Accumulated undistributed net realized gain (loss) on investments		30,216,963
Net unrealized appreciation (depreciation) on investments		52,606,898
Net Assets		$1,105,443,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($531,509,917 ÷ 51,962,892 shares)		$10.23
Maximum offering price per share (100/94.25 of $10.23)		$10.85
Class T:
Net Asset Value and redemption price per share ($158,557,104 ÷ 15,588,457 shares)		$10.17
Maximum offering price per share (100/96.50 of $10.17)		$10.54
Class B:
Net Asset Value and offering price per share ($1,278,544 ÷ 125,608 shares)(a)		$10.18
Class C:
Net Asset Value and offering price per share ($23,422,533 ÷ 2,321,182 shares)(a)		$10.09
Class I:
Net Asset Value, offering price and redemption price per share ($390,675,497 ÷ 37,995,669 shares)		$10.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$17,284,960
Expenses
Distribution and service plan fees	$2,452,076
Independent trustees' compensation	4,831
Total expenses before reductions	2,456,907
Expense reductions	(4,831)	2,452,076
Net investment income (loss)		14,832,884
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(177,473)
Capital gain distributions from underlying funds	46,567,514
Total net realized gain (loss)		46,390,041
Change in net unrealized appreciation (depreciation) on underlying funds		(104,373,890)
Net gain (loss)		(57,983,849)
Net increase (decrease) in net assets resulting from operations		$(43,150,965)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,832,884	$16,261,344
Net realized gain (loss)	46,390,041	67,852,543
Change in net unrealized appreciation (depreciation)	(104,373,890)	(7,351,157)
Net increase (decrease) in net assets resulting from operations	(43,150,965)	76,762,730
Distributions to shareholders from net investment income	(15,159,655)	(16,594,027)
Distributions to shareholders from net realized gain	(39,737,449)	(74,448,284)
Total distributions	(54,897,104)	(91,042,311)
Share transactions - net increase (decrease)	295,212	75,324,410
Total increase (decrease) in net assets	(97,752,857)	61,044,829
Net Assets
Beginning of period	1,203,196,452	1,142,151,623
End of period (including undistributed net investment income of $0 and undistributed net investment income of $433,105, respectively)	$1,105,443,595	$1,203,196,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$11.31	$10.46	$9.79	$10.08
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.16	.13
Net realized and unrealized gain (loss)	(.54)	.59	1.39	.81	(.14)
Total from investment operations	(.41)	.74	1.51	.97	(.01)
Distributions from net investment income	(.14)	(.16)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.51)	(.90)	(.66)	(.30)	(.28)
Net asset value, end of period	$10.23	$11.15	$11.31	$10.46	$9.79
Total ReturnB,C	(3.85)%	6.80%	14.74%	10.21%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.37%	1.12%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$531,510	$623,734	$612,735	$527,525	$403,850
Portfolio turnover rateD	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$11.26	$10.42	$9.75	$10.04
Income from Investment Operations
Net investment income (loss)A	.11	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.54)	.57	1.39	.82	(.15)
Total from investment operations	(.43)	.70	1.48	.95	(.04)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.49)	(.87)	(.64)	(.28)B	(.25)C
Net asset value, end of period	$10.17	$11.09	$11.26	$10.42	$9.75
Total ReturnD,E	(4.10)%	6.50%	14.45%	10.02%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.12%	.87%	1.34%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$158,557	$153,677	$128,619	$92,998	$62,438
Portfolio turnover rateF	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.23	$10.39	$9.73	$10.01
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.55)	.58	1.38	.81	(.14)
Total from investment operations	(.49)	.65	1.42	.89	(.08)
Distributions from net investment income	(.06)	(.08)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.35)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.41)	(.80)B	(.58)	(.23)	(.20)
Net asset value, end of period	$10.18	$11.08	$11.23	$10.39	$9.73
Total ReturnC,D	(4.59)%	6.04%	13.93%	9.40%	(.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279	$2,625	$3,565	$3,651	$3,786
Portfolio turnover rateE	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.19	$10.36	$9.71	$10.00
Income from Investment Operations
Net investment income (loss)A	.05	.07	.04	.08	.06
Net realized and unrealized gain (loss)	(.53)	.57	1.38	.81	(.14)
Total from investment operations	(.48)	.64	1.42	.89	(.08)
Distributions from net investment income	(.08)	(.09)	(.06)	(.09)	(.06)
Distributions from net realized gain	(.36)	(.73)	(.53)	(.15)	(.15)
Total distributions	(.44)	(.82)	(.59)	(.24)	(.21)
Net asset value, end of period	$10.09	$11.01	$11.19	$10.36	$9.71
Total ReturnB,C	(4.59)%	5.95%	13.95%	9.42%	(.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.62%	.37%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$23,423	$22,493	$18,457	$13,415	$9,926
Portfolio turnover rateD	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.37	$10.50	$9.83	$10.11
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.16
Net realized and unrealized gain (loss)	(.55)	.59	1.41	.81	(.14)
Total from investment operations	(.39)	.77	1.56	.99	.02
Distributions from net investment income	(.17)	(.19)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.37)	(.74)	(.54)	(.15)	(.16)
Total distributions	(.54)	(.93)	(.69)	(.32)	(.30)
Net asset value, end of period	$10.28	$11.21	$11.37	$10.50	$9.83
Total ReturnB	(3.66)%	7.03%	15.14%	10.43%	.45%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.62%	1.37%	1.84%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$390,675	$400,667	$378,776	$269,633	$162,772
Portfolio turnover rateC	26%	27%	46%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.0	0.7
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,994,860	$53,444,997
Fidelity Advisor Series Equity-Income Fund (a)	8,401,144	96,445,139
Fidelity Advisor Series Growth & Income Fund (a)	5,426,039	66,631,764
Fidelity Advisor Series Growth Opportunities Fund (a)	3,427,623	35,201,691
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,439,833	49,602,389
Fidelity Advisor Series Small Cap Fund (a)	2,646,480	26,676,520
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,741,637	64,134,084
Fidelity Series 100 Index Fund (a)	2,163,743	29,102,345
Fidelity Series 1000 Value Index Fund (a)	1,033,968	10,680,890
Fidelity Series All-Sector Equity Fund (a)	5,088,301	64,061,708
Fidelity Series Commodity Strategy Fund (a)(b)	2,171,024	10,616,309
Fidelity Series Real Estate Equity Fund (a)	474,653	6,697,352
Fidelity Series Small Cap Opportunities Fund (a)	2,665,071	32,194,064
TOTAL DOMESTIC EQUITY FUNDS
(Cost $508,861,391)		545,489,252

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	5,274,822	78,542,100
Fidelity Series International Growth Fund (a)	5,672,260	75,554,508
Fidelity Series International Small Cap Fund (a)	1,177,401	17,708,115
Fidelity Series International Value Fund (a)	8,204,040	74,902,889
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $238,842,823)		246,707,612

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	567,185	5,382,582
Fidelity Series Floating Rate High Income Fund (a)	235,426	2,114,129
Fidelity Series High Income Fund (a)	2,887,827	25,037,460
Fidelity Series Inflation-Protected Bond Index Fund (a)	424,926	4,198,268
Fidelity Series Investment Grade Bond Fund (a)	371,013	4,192,443
Fidelity Series Real Estate Income Fund (a)	392,961	4,275,417
TOTAL BOND FUNDS
(Cost $48,857,557)		45,200,299

Short-Term Funds - 0.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	14,542	145,425
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	272,285	272,285
TOTAL SHORT-TERM FUNDS
(Cost $417,124)		417,710
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $796,978,895)		837,814,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(147,357)
NET ASSETS - 100%		$837,667,516

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$50,992,463	$15,343,637	$11,947,657	$83,245	$53,444,997
Fidelity Advisor Series Equity-Income Fund	101,422,163	24,194,361	19,642,193	2,613,939	96,445,139
Fidelity Advisor Series Growth & Income Fund	69,858,447	16,490,448	13,100,901	1,325,004	66,631,764
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	11,210,073	20,097,786	206,851	35,201,691
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	17,400,334	11,224,694	--	49,602,389
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	414,532	3,971,568	27,746	145,425
Fidelity Advisor Series Small Cap Fund	28,800,321	7,667,798	6,063,840	65,980	26,676,520
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	18,986,052	12,640,680	1,035,015	64,134,084
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	8,001,549	2,084,780	9,814,044	10,428	272,285
Fidelity Series 100 Index Fund	30,534,724	5,288,213	7,126,907	666,258	29,102,345
Fidelity Series 1000 Value Index Fund	11,280,092	2,480,985	2,239,884	262,192	10,680,890
Fidelity Series All-Sector Equity Fund	67,632,263	16,994,734	13,335,661	574,536	64,061,708
Fidelity Series Commodity Strategy Fund	6,567,526	6,477,040	1,192,669	--	10,616,309
Fidelity Series Emerging Markets Debt Fund	5,427,471	1,105,659	1,033,572	327,522	5,382,582
Fidelity Series Emerging Markets Fund	66,992,725	30,226,259	10,330,773	853,998	78,542,100
Fidelity Series Floating Rate High Income Fund	4,235,176	501,473	2,437,822	123,549	2,114,129
Fidelity Series High Income Fund	29,324,894	5,571,467	6,567,408	1,602,740	25,037,460
Fidelity Series Inflation-Protected Bond Index Fund	--	4,426,964	328,736	930	4,198,268
Fidelity Series International Growth Fund	79,011,570	17,463,735	15,426,696	818,648	75,554,508
Fidelity Series International Small Cap Fund	17,396,443	4,932,326	3,779,965	155,700	17,708,115
Fidelity Series International Value Fund	77,853,453	18,726,366	14,213,137	1,541,610	74,902,889
Fidelity Series Investment Grade Bond Fund	5,077,706	7,318,278	8,090,505	148,717	4,192,443
Fidelity Series Real Estate Equity Fund	6,973,997	2,320,673	2,183,641	117,615	6,697,352
Fidelity Series Real Estate Income Fund	4,166,597	901,708	638,059	200,885	4,275,417
Fidelity Series Small Cap Opportunities Fund	34,844,552	7,990,530	6,726,554	124,870	32,194,064
Total	$873,326,113	$246,518,425	$204,155,352	$12,887,978	$837,814,873

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $796,978,895) — See accompanying schedule		$837,814,873
Receivable for investments sold		4,718,238
Receivable for fund shares sold		1,741,610
Total assets		844,274,721
Liabilities
Payable for investments purchased	$4,496,974
Payable for fund shares redeemed	1,962,859
Distribution and service plan fees payable	147,372
Total liabilities		6,607,205
Net Assets		$837,667,516
Net Assets consist of:
Paid in capital		$774,744,213
Undistributed net investment income		92,654
Accumulated undistributed net realized gain (loss) on investments		21,994,671
Net unrealized appreciation (depreciation) on investments		40,835,978
Net Assets		$837,667,516
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($363,198,683 ÷ 35,745,562 shares)		$10.16
Maximum offering price per share (100/94.25 of $10.16)		$10.78
Class T:
Net Asset Value and redemption price per share ($127,841,863 ÷ 12,635,266 shares)		$10.12
Maximum offering price per share (100/96.50 of $10.12)		$10.49
Class B:
Net Asset Value and offering price per share ($1,717,398 ÷ 170,022 shares)(a)		$10.10
Class C:
Net Asset Value and offering price per share ($24,460,385 ÷ 2,435,171 shares)(a)		$10.04
Class I:
Net Asset Value, offering price and redemption price per share ($320,449,187 ÷ 31,363,275 shares)		$10.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$12,887,978
Expenses
Distribution and service plan fees	$1,860,962
Independent trustees' compensation	3,567
Total expenses before reductions	1,864,529
Expense reductions	(3,567)	1,860,962
Net investment income (loss)		11,027,016
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,000,515)
Capital gain distributions from underlying funds	34,922,906
Total net realized gain (loss)		33,922,391
Change in net unrealized appreciation (depreciation) on underlying funds		(76,873,819)
Net gain (loss)		(42,951,428)
Net increase (decrease) in net assets resulting from operations		$(31,924,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,027,016	$11,676,686
Net realized gain (loss)	33,922,391	49,114,948
Change in net unrealized appreciation (depreciation)	(76,873,819)	(5,351,094)
Net increase (decrease) in net assets resulting from operations	(31,924,412)	55,440,540
Distributions to shareholders from net investment income	(11,232,904)	(11,891,967)
Distributions to shareholders from net realized gain	(28,452,580)	(55,314,723)
Total distributions	(39,685,484)	(67,206,690)
Share transactions - net increase (decrease)	36,112,151	59,128,888
Total increase (decrease) in net assets	(35,497,745)	47,362,738
Net Assets
Beginning of period	873,165,261	825,802,523
End of period (including undistributed net investment income of $92,654 and undistributed net investment income of $298,542, respectively)	$837,667,516	$873,165,261

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.24	$10.39	$9.61	$9.93
Income from Investment Operations
Net investment income (loss)A	.13	.15	.12	.15	.12
Net realized and unrealized gain (loss)	(.53)	.58	1.40	.82	(.17)
Total from investment operations	(.40)	.73	1.52	.97	(.05)
Distributions from net investment income	(.14)	(.16)	(.12)	(.14)	(.11)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.50)	(.91)B	(.67)	(.19)	(.27)
Net asset value, end of period	$10.16	$11.06	$11.24	$10.39	$9.61
Total ReturnC,D	(3.84)%	6.77%	14.91%	10.23%	(.22)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.37%	1.10%	1.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$363,199	$415,103	$401,589	$352,814	$280,478
Portfolio turnover rateE	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.20	$10.36	$9.58	$9.90
Income from Investment Operations
Net investment income (loss)A	.11	.12	.09	.13	.10
Net realized and unrealized gain (loss)	(.54)	.58	1.39	.81	(.17)
Total from investment operations	(.43)	.70	1.48	.94	(.07)
Distributions from net investment income	(.12)	(.13)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.47)B	(.88)C	(.64)D	(.16)E	(.25)
Net asset value, end of period	$10.12	$11.02	$11.20	$10.36	$9.58
Total ReturnF,G	(4.08)%	6.54%	14.61%	9.99%	(.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.12%	.85%	1.31%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$127,842	$126,987	$115,391	$89,196	$64,512
Portfolio turnover rateH	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class B

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.15	$10.31	$9.54	$9.86
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.81	(.17)
Total from investment operations	(.49)	.64	1.42	.89	(.12)
Distributions from net investment income	(.05)	(.07)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.39)	(.81)	(.58)B	(.12)C	(.20)
Net asset value, end of period	$10.10	$10.98	$11.15	$10.31	$9.54
Total ReturnD,E	(4.60)%	5.99%	14.06%	9.47%	(1.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,717	$3,407	$5,038	$5,532	$5,643
Portfolio turnover rateF	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.14	$10.31	$9.54	$9.87
Income from Investment Operations
Net investment income (loss)A	.06	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.55)	.57	1.38	.82	(.18)
Total from investment operations	(.49)	.64	1.42	.90	(.13)
Distributions from net investment income	(.08)	(.09)	(.06)	(.08)	(.05)
Distributions from net realized gain	(.34)	(.74)	(.54)	(.05)	(.15)
Total distributions	(.42)	(.83)	(.59)B	(.13)	(.20)
Net asset value, end of period	$10.04	$10.95	$11.14	$10.31	$9.54
Total ReturnC,D	(4.67)%	6.01%	14.06%	9.53%	(1.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.35%	.81%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$24,460	$24,652	$21,190	$16,188	$13,344
Portfolio turnover rateE	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.30	$10.44	$9.65	$9.97
Income from Investment Operations
Net investment income (loss)A	.16	.18	.15	.18	.15
Net realized and unrealized gain (loss)	(.55)	.59	1.40	.82	(.18)
Total from investment operations	(.39)	.77	1.55	1.00	(.03)
Distributions from net investment income	(.16)	(.18)	(.15)	(.16)	(.13)
Distributions from net realized gain	(.36)	(.76)	(.55)	(.05)	(.16)
Total distributions	(.52)	(.94)	(.69)B	(.21)	(.29)
Net asset value, end of period	$10.22	$11.13	$11.30	$10.44	$9.65
Total ReturnC	(3.65)%	7.10%	15.20%	10.55%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.62%	1.35%	1.81%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$320,449	$303,017	$282,594	$202,208	$126,497
Portfolio turnover rateD	24%	30%	47%	28%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	2.9	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,774,138	$18,983,279
Fidelity Advisor Series Equity-Income Fund (a)	2,983,995	34,256,258
Fidelity Advisor Series Growth & Income Fund (a)	1,927,265	23,666,811
Fidelity Advisor Series Growth Opportunities Fund (a)	1,217,457	12,503,288
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,221,800	17,618,355
Fidelity Advisor Series Small Cap Fund (a)	940,006	9,475,256
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,039,368	22,779,744
Fidelity Series 100 Index Fund (a)	768,820	10,340,624
Fidelity Series 1000 Value Index Fund (a)	367,257	3,793,767
Fidelity Series All-Sector Equity Fund (a)	1,807,319	22,754,147
Fidelity Series Commodity Strategy Fund (a)(b)	781,256	3,820,342
Fidelity Series Real Estate Equity Fund (a)	168,328	2,375,107
Fidelity Series Small Cap Opportunities Fund (a)	946,605	11,434,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,448,891)		193,801,969

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	1,876,773	27,945,150
Fidelity Series International Growth Fund (a)	2,018,935	26,892,210
Fidelity Series International Small Cap Fund (a)	418,759	6,298,136
Fidelity Series International Value Fund (a)	2,913,987	26,604,703
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $91,617,994)		87,740,199

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	200,250	1,900,369
Fidelity Series Floating Rate High Income Fund (a)	82,471	740,593
Fidelity Series High Income Fund (a)	1,008,783	8,746,147
Fidelity Series Inflation-Protected Bond Index Fund (a)	152,975	1,511,390
Fidelity Series Investment Grade Bond Fund (a)	131,773	1,489,038
Fidelity Series Real Estate Income Fund (a)	138,108	1,502,615
TOTAL BOND FUNDS
(Cost $17,220,326)		15,890,152

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,173	51,731
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	96,639	96,639
TOTAL SHORT-TERM FUNDS
(Cost $148,154)		148,370
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $305,435,365)		297,580,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,770)
NET ASSETS - 100%		$297,532,920

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$14,086,899	$8,874,261	$3,693,228	$27,321	$18,983,279
Fidelity Advisor Series Equity-Income Fund	28,153,918	15,078,540	6,050,120	806,248	34,256,258
Fidelity Advisor Series Growth & Income Fund	19,351,812	10,239,762	3,917,119	407,831	23,666,811
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	6,895,813	5,985,055	67,889	12,503,288
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	9,144,798	3,397,641	--	17,618,355
Fidelity Advisor Series Short-Term Credit Fund	941,223	335,545	1,218,986	8,469	51,731
Fidelity Advisor Series Small Cap Fund	7,957,011	4,531,654	1,842,136	21,537	9,475,256
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	11,119,073	3,934,649	341,344	22,779,744
Fidelity Institutional Money Market Portfolio Intitutional Class 0.39%	2,216,677	1,069,135	3,189,173	3,246	96,639
Fidelity Series 100 Index Fund	8,404,068	3,938,181	2,148,722	219,711	10,340,624
Fidelity Series 1000 Value Index Fund	3,081,539	1,647,477	680,641	86,799	3,793,767
Fidelity Series All-Sector Equity Fund	18,690,062	10,363,140	4,019,922	189,473	22,754,147
Fidelity Series Commodity Strategy Fund	2,223,414	2,722,429	747,179	--	3,820,342
Fidelity Series Emerging Markets Debt Fund	1,495,331	767,221	332,034	102,854	1,900,369
Fidelity Series Emerging Markets Fund	18,225,158	15,297,656	3,157,184	278,600	27,945,150
Fidelity Series Floating Rate High Income Fund	1,195,373	356,293	752,795	38,438	740,593
Fidelity Series High Income Fund	7,824,042	3,733,752	1,795,825	503,292	8,746,147
Fidelity Series Inflation-Protected Bond Index Fund	--	1,551,254	76,185	326	1,511,390
Fidelity Series International Growth Fund	21,782,706	11,336,234	4,481,275	267,208	26,892,210
Fidelity Series International Small Cap Fund	4,935,643	2,856,786	1,219,438	50,812	6,298,136
Fidelity Series International Value Fund	21,471,305	11,634,472	4,059,378	503,188	26,604,703
Fidelity Series Investment Grade Bond Fund	1,504,146	2,743,875	2,728,725	47,227	1,489,038
Fidelity Series Real Estate Equity Fund	1,917,589	1,261,481	714,207	37,839	2,375,107
Fidelity Series Real Estate Income Fund	1,148,985	592,883	195,360	63,701	1,502,615
Fidelity Series Small Cap Opportunities Fund	9,666,462	5,039,145	2,078,657	40,048	11,434,991
Total	$241,090,556	$143,130,860	$62,415,634	$4,113,401	$297,580,690

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $305,435,365) — See accompanying schedule		$297,580,690
Receivable for investments sold		1,484,874
Receivable for fund shares sold		833,824
Total assets		299,899,388
Liabilities
Payable for investments purchased	$1,794,820
Payable for fund shares redeemed	523,864
Distribution and service plan fees payable	47,784
Total liabilities		2,366,468
Net Assets		$297,532,920
Net Assets consist of:
Paid in capital		$298,872,512
Undistributed net investment income		36,359
Accumulated undistributed net realized gain (loss) on investments		6,478,724
Net unrealized appreciation (depreciation) on investments		(7,854,675)
Net Assets		$297,532,920
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,308,921 ÷ 11,828,482 shares)		$11.02
Maximum offering price per share (100/94.25 of $11.02)		$11.69
Class T:
Net Asset Value and redemption price per share ($41,956,005 ÷ 3,820,368 shares)		$10.98
Maximum offering price per share (100/96.50 of $10.98)		$11.38
Class C:
Net Asset Value and offering price per share ($5,671,150 ÷ 516,692 shares)(a)		$10.98
Class I:
Net Asset Value, offering price and redemption price per share ($119,596,844 ÷ 10,817,023 shares)		$11.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,113,401
Expenses
Distribution and service plan fees	$535,656
Independent trustees' compensation	1,099
Total expenses before reductions	536,755
Expense reductions	(1,099)	535,656
Net investment income (loss)		3,577,745
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,016,856)
Capital gain distributions from underlying funds	11,479,186
Total net realized gain (loss)		9,462,330
Change in net unrealized appreciation (depreciation) on underlying funds		(22,208,242)
Net gain (loss)		(12,745,912)
Net increase (decrease) in net assets resulting from operations		$(9,168,167)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,577,745	$2,786,210
Net realized gain (loss)	9,462,330	8,553,943
Change in net unrealized appreciation (depreciation)	(22,208,242)	1,775,819
Net increase (decrease) in net assets resulting from operations	(9,168,167)	13,115,972
Distributions to shareholders from net investment income	(3,628,682)	(2,793,897)
Distributions to shareholders from net realized gain	(6,838,260)	(6,764,718)
Total distributions	(10,466,942)	(9,558,615)
Share transactions - net increase (decrease)	76,117,748	80,161,628
Total increase (decrease) in net assets	56,482,639	83,718,985
Net Assets
Beginning of period	241,050,281	157,331,296
End of period (including undistributed net investment income of $36,359 and undistributed net investment income of $87,297, respectively)	$297,532,920	$241,050,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.71	$10.56	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.12	.18	.11
Net realized and unrealized gain (loss)	(.59)	.62	1.49	.83	(.11)
Total from investment operations	(.44)	.78	1.61	1.01	–
Distributions from net investment income	(.14)	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.46)C	(.57)	(.46)D	(.20)	(.25)E
Net asset value, end of period	$11.02	$11.92	$11.71	$10.56	$9.75
Total ReturnF,G,H	(3.89)%	6.85%	15.45%	10.51%	.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%	.25%	.25%	.25%	.25%K
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%K
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%K
Net investment income (loss)	1.31%	1.39%	1.11%	1.82%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$130,309	$115,666	$81,217	$32,476	$2,655
Portfolio turnover rateI	24%	29%	43%	29%	18%K

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class T

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.68	$10.55	$9.75	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.13	.10	.16	.09
Net realized and unrealized gain (loss)	(.59)	.62	1.47	.82	(.10)
Total from investment operations	(.47)	.75	1.57	.98	(.01)
Distributions from net investment income	(.12)	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.43)	(.55)	(.44)C	(.18)	(.24)
Net asset value, end of period	$10.98	$11.88	$11.68	$10.55	$9.75
Total ReturnD,E,F	(4.11)%	6.55%	15.07%	10.24%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%I
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%I
Net investment income (loss)	1.06%	1.14%	.86%	1.57%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$41,956	$33,436	$19,134	$7,239	$1,444
Portfolio turnover rateG	24%	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.69	$10.57	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08	.04	.10	.05
Net realized and unrealized gain (loss)	(.58)	.61	1.47	.83	(.10)
Total from investment operations	(.52)	.69	1.51	.93	(.05)
Distributions from net investment income	(.08)	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.30)	(.41)	(.35)	(.07)	(.15)
Total distributions	(.38)	(.50)	(.39)C	(.10)	(.21)
Net asset value, end of period	$10.98	$11.88	$11.69	$10.57	$9.74
Total ReturnD,E,F	(4.53)%	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	.56%	.65%	.36%	1.07%	.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,671	$4,180	$2,491	$1,094	$1,127
Portfolio turnover rateG	24%	29%	43%	29%	18%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.74	$10.59	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.19	.15	.21	.13
Net realized and unrealized gain (loss)	(.60)	.63	1.48	.83	(.11)
Total from investment operations	(.42)	.82	1.63	1.04	.02
Distributions from net investment income	(.17)	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.31)	(.42)	(.36)	(.07)	(.15)
Total distributions	(.48)	(.60)	(.48)C	(.21)	(.26)D
Net asset value, end of period	$11.06	$11.96	$11.74	$10.59	$9.76
Total ReturnE,F	(3.64)%	7.15%	15.61%	10.84%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if any	-%	-%	-%	-%	- %J
Expenses net of all reductions	-%	-%	-%	-%	- %J
Net investment income (loss)	1.56%	1.64%	1.36%	2.07%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$119,597	$87,769	$54,490	$18,438	$2,503
Portfolio turnover rateG	24%	29%	43%	29%	18%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	6.4	6.5
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.0
Fidelity Advisor Series Growth Opportunities Fund	4.2	4.3
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.0
Fidelity Advisor Series Small Cap Fund	3.2	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Series 100 Index Fund	3.5	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.0	0.3
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	115,592	$1,236,832
Fidelity Advisor Series Equity-Income Fund (a)	194,569	2,233,656
Fidelity Advisor Series Growth & Income Fund (a)	125,567	1,541,962
Fidelity Advisor Series Growth Opportunities Fund (a)	78,643	807,659
Fidelity Advisor Series Opportunistic Insights Fund (a)	79,605	1,147,902
Fidelity Advisor Series Small Cap Fund (a)	61,245	617,346
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	132,871	1,484,173
Fidelity Series 100 Index Fund (a)	50,091	673,729
Fidelity Series 1000 Value Index Fund (a)	24,097	248,923
Fidelity Series All-Sector Equity Fund (a)	117,753	1,482,514
Fidelity Series Commodity Strategy Fund (a)(b)	50,956	249,174
Fidelity Series Real Estate Equity Fund (a)	11,091	156,492
Fidelity Series Small Cap Opportunities Fund (a)	61,819	746,776
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,836,685)		12,627,138

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	122,310	1,821,194
Fidelity Series International Growth Fund (a)	131,356	1,749,667
Fidelity Series International Small Cap Fund (a)	27,167	408,592
Fidelity Series International Value Fund (a)	190,245	1,736,941
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,789,198)		5,716,394

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	12,793	121,405
Fidelity Series Floating Rate High Income Fund (a)	5,375	48,271
Fidelity Series High Income Fund (a)	66,488	576,447
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,833	97,150
Fidelity Series Investment Grade Bond Fund (a)	8,583	96,989
Fidelity Series Real Estate Income Fund (a)	8,737	95,060
TOTAL BOND FUNDS
(Cost $1,052,755)		1,035,322

Short-Term Funds - 0.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	337	3,366
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	6,199	6,199
TOTAL SHORT-TERM FUNDS
(Cost $9,544)		9,565
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,688,182)		19,388,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,197)
NET ASSETS - 100%		$19,384,222

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$353,521	$1,297,063	$399,237	$1,160	$1,236,832
Fidelity Advisor Series Equity-Income Fund	707,283	2,420,635	796,247	29,132	2,233,656
Fidelity Advisor Series Growth & Income Fund	487,676	1,657,937	537,294	14,582	1,541,962
Fidelity Advisor Series Growth Opportunities Fund	318,390	969,236	416,737	2,881	807,659
Fidelity Advisor Series Opportunistic Insights Fund	326,097	1,218,871	348,482	--	1,147,902
Fidelity Advisor Series Short-Term Credit Fund	23,018	45,411	64,879	306	3,366
Fidelity Advisor Series Small Cap Fund	200,479	685,881	229,017	903	617,346
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	1,662,751	534,963	14,688	1,484,173
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	56,252	132,963	183,016	122	6,199
Fidelity Series 100 Index Fund	211,084	706,004	251,773	9,487	673,729
Fidelity Series 1000 Value Index Fund	78,435	267,189	89,096	3,870	248,923
Fidelity Series All-Sector Equity Fund	470,740	1,628,937	528,319	8,154	1,482,514
Fidelity Series Commodity Strategy Fund	47,745	273,765	60,309	--	249,174
Fidelity Series Emerging Markets Debt Fund	35,884	125,273	40,196	4,199	121,405
Fidelity Series Emerging Markets Fund	465,641	1,938,647	537,003	11,705	1,821,194
Fidelity Series Floating Rate High Income Fund	29,473	55,942	35,052	1,522	48,271
Fidelity Series High Income Fund	204,550	615,952	212,705	20,520	576,447
Fidelity Series Inflation-Protected Bond Index Fund	--	114,857	20,019	18	97,150
Fidelity Series International Growth Fund	545,165	1,858,816	588,719	11,222	1,749,667
Fidelity Series International Small Cap Fund	124,995	433,867	141,612	2,129	408,592
Fidelity Series International Value Fund	537,491	1,891,158	588,329	21,094	1,736,941
Fidelity Series Investment Grade Bond Fund	33,417	199,631	136,047	1,892	96,989
Fidelity Series Real Estate Equity Fund	48,806	170,945	66,377	1,555	156,492
Fidelity Series Real Estate Income Fund	29,252	96,688	30,306	2,527	95,060
Fidelity Series Small Cap Opportunities Fund	243,810	797,112	262,103	1,466	746,776
Total	$6,052,154	$21,265,531	$7,097,837	$165,134	$19,388,419

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $19,688,182) — See accompanying schedule		$19,388,419
Receivable for investments sold		58,235
Receivable for fund shares sold		111,977
Total assets		19,558,631
Liabilities
Payable for investments purchased	$105,850
Payable for fund shares redeemed	64,332
Distribution and service plan fees payable	4,227
Total liabilities		174,409
Net Assets		$19,384,222
Net Assets consist of:
Paid in capital		$19,764,321
Undistributed net investment income		1,000
Accumulated undistributed net realized gain (loss) on investments		(81,336)
Net unrealized appreciation (depreciation) on investments		(299,763)
Net Assets		$19,384,222
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,058,108 ÷ 941,230 shares)		$9.62
Maximum offering price per share (100/94.25 of $9.62)		$10.21
Class T:
Net Asset Value and redemption price per share ($3,189,124 ÷ 331,210 shares)		$9.63
Maximum offering price per share (100/96.50 of $9.63)		$9.98
Class C:
Net Asset Value and offering price per share ($1,292,155 ÷ 133,503 shares)(a)		$9.68
Class I:
Net Asset Value, offering price and redemption price per share ($5,844,835 ÷ 605,989 shares)		$9.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$165,134
Expenses
Distribution and service plan fees	$31,554
Independent trustees' compensation	41
Total expenses before reductions	31,595
Expense reductions	(41)	31,554
Net investment income (loss)		133,580
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(500,422)
Capital gain distributions from underlying funds	508,570
Total net realized gain (loss)		8,148
Change in net unrealized appreciation (depreciation) on underlying funds		(331,013)
Net gain (loss)		(322,865)
Net increase (decrease) in net assets resulting from operations		$(189,285)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,580	$42,863
Net realized gain (loss)	8,148	130,461
Change in net unrealized appreciation (depreciation)	(331,013)	31,250
Net increase (decrease) in net assets resulting from operations	(189,285)	204,574
Distributions to shareholders from net investment income	(132,580)	(45,136)
Distributions to shareholders from net realized gain	(178,082)	(39,590)
Total distributions	(310,662)	(84,726)
Share transactions - net increase (decrease)	13,834,207	5,930,114
Total increase (decrease) in net assets	13,334,260	6,049,962
Net Assets
Beginning of period	6,049,962	–
End of period (including undistributed net investment income of $1,000 and undistributed net investment income of $0, respectively)	$19,384,222	$6,049,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.15
Net realized and unrealized gain (loss)	(.51)	.37
Total from investment operations	(.39)	.52
Distributions from net investment income	(.11)	(.10)
Distributions from net realized gain	(.22)	(.08)
Total distributions	(.33)	(.18)
Net asset value, end of period	$9.62	$10.34
Total ReturnC,D,E	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%H
Expenses net of fee waivers, if any	.25%	.25%H
Expenses net of all reductions	.25%	.25%H
Net investment income (loss)	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,058	$2,267
Portfolio turnover rateF	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class T

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.41)	.51
Distributions from net investment income	(.08)	(.09)
Distributions from net realized gain	(.21)	(.08)
Total distributions	(.29)	(.18)C
Net asset value, end of period	$9.63	$10.33
Total ReturnD,E,F	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%	.51%I,J
Expenses net of fee waivers, if any	.50%	.51%I,J
Expenses net of all reductions	.50%	.51%I,J
Net investment income (loss)	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,189	$2,062
Portfolio turnover rateG	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10
Net realized and unrealized gain (loss)	(.51)	.38
Total from investment operations	(.46)	.48
Distributions from net investment income	–	(.08)
Distributions from net realized gain	(.17)	(.08)
Total distributions	(.17)	(.17)C
Net asset value, end of period	$9.68	$10.31
Total ReturnD,E,F	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.02%I,J
Expenses net of fee waivers, if any	.99%I	1.02%I,J
Expenses net of all reductions	.99%I	1.02%I,J
Net investment income (loss)	.55%	1.47%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,292	$1,322
Portfolio turnover rateG	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.17
Net realized and unrealized gain (loss)	(.50)	.37
Total from investment operations	(.35)	.54
Distributions from net investment income	(.12)	(.10)
Distributions from net realized gain	(.23)	(.08)
Total distributions	(.35)	(.19)C
Net asset value, end of period	$9.65	$10.35
Total ReturnD,E	(3.54)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	- %I
Expenses net of fee waivers, if any	-%	- %I
Expenses net of all reductions	-%	- %I
Net investment income (loss)	1.54%	2.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,845	$399
Portfolio turnover rateF	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class C, and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Advisor Freedom Income	$234,663,251	$10,303,739	$(3,954,119)	$6,349,620
Advisor Freedom 2005	223,450,878	12,473,756	(4,293,463)	8,180,293
Advisor Freedom 2010	568,486,540	38,728,741	(11,301,334)	27,427,407
Advisor Freedom 2015	1,281,133,173	105,592,411	(28,202,314)	77,390,097
Advisor Freedom 2020	2,594,627,855	193,661,389	(69,449,985)	124,211,404
Advisor Freedom 2025	2,776,118,600	216,490,684	(80,497,906)	135,992,778
Advisor Freedom 2030	2,652,651,655	225,468,087	(88,455,976)	137,012,111
Advisor Freedom 2035	2,032,332,906	180,939,034	(74,192,039)	106,746,995
Advisor Freedom 2040	1,865,091,186	168,721,157	(64,280,547)	104,440,610
Advisor Freedom 2045	1,060,422,430	86,397,730	(41,183,321)	45,214,409
Advisor Freedom 2050	802,969,423	65,919,821	(31,074,371)	34,845,450
Advisor Freedom 2055	308,193,928	7,541,877	(18,155,115)	(10,613,238)
Advisor Freedom 2060	20,192,132	405,062	(1,208,775)	(803,713)

The Fidelity Advisor Freedom Income Fund intends to elect to defer to its next fiscal year $121,506 of capital losses recognized during the period November 1, 2015 to March 31, 2016.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$184,777	$1,924,587	$6,349,620
Advisor Freedom 2005	673,411	3,379,377	8,180,293
Advisor Freedom 2010	1,529,529	10,375,846	27,427,407
Advisor Freedom 2015	2,820,018	27,878,614	77,390,097
Advisor Freedom 2020	4,124,116	61,260,584	124,211,404
Advisor Freedom 2025	3,486,792	73,972,021	135,992,778
Advisor Freedom 2030	1,073,123	85,726,047	137,012,111
Advisor Freedom 2035	–	72,975,324	106,746,995
Advisor Freedom 2040	417,773	66,724,782	104,440,610
Advisor Freedom 2045	–	37,609,452	45,214,409
Advisor Freedom 2050	364,373	27,713,479	34,845,450
Advisor Freedom 2055	57,950	9,215,697	(10,613,238)
Advisor Freedom 2060	9,788	413,826	(803,713)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$4,884,761	$3,820,229	$8,704,990
Advisor Freedom 2005	4,673,903	5,971,314	10,645,217
Advisor Freedom 2010	12,243,132	21,929,091	34,172,223
Advisor Freedom 2015	28,616,187	49,280,351	77,896,538
Advisor Freedom 2020	59,210,930	81,951,993	141,162,923
Advisor Freedom 2025	60,037,269	86,515,468	146,552,737
Advisor Freedom 2030	55,156,428	95,790,680	150,947,108
Advisor Freedom 2035	39,494,918	71,951,957	111,446,875
Advisor Freedom 2040	35,855,941	72,671,926	108,527,867
Advisor Freedom 2045	21,099,884	33,797,220	54,897,104
Advisor Freedom 2050	15,026,431	24,659,053	39,685,484
Advisor Freedom 2055	4,848,223	5,618,719	10,466,942
Advisor Freedom 2060	185,174	125,488	310,662

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$5,470,111	$7,442,028	$12,912,139
Advisor Freedom 2005	6,611,171	7,578,428	14,189,599
Advisor Freedom 2010	19,801,971	29,512,311	49,314,282
Advisor Freedom 2015	46,624,076	69,170,198	115,794,274
Advisor Freedom 2020	83,865,023	120,541,435	204,406,458
Advisor Freedom 2025	84,676,094	125,116,175	209,792,269
Advisor Freedom 2030	82,492,360	118,670,544	201,162,904
Advisor Freedom 2035	59,971,742	98,523,932	158,495,674
Advisor Freedom 2040	57,193,107	90,378,203	147,571,310
Advisor Freedom 2045	29,577,173	61,465,138	91,042,311
Advisor Freedom 2050	21,604,802	45,601,888	67,206,690
Advisor Freedom 2055	5,114,063	4,444,552	9,558,615
Advisor Freedom 2060	83,260	1,466	84,726

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	77,862,160	99,961,259
Advisor Freedom 2005	72,500,627	94,668,672
Advisor Freedom 2010	135,368,797	234,416,135
Advisor Freedom 2015	300,241,795	524,782,326
Advisor Freedom 2020	584,020,476	843,400,394
Advisor Freedom 2025	730,935,432	794,247,695
Advisor Freedom 2030	654,244,022	792,234,755
Advisor Freedom 2035	500,836,784	546,793,920
Advisor Freedom 2040	436,520,812	537,974,561
Advisor Freedom 2045	305,972,296	299,192,544
Advisor Freedom 2050	246,518,425	204,155,352
Advisor Freedom 2055	143,130,860	62,415,634
Advisor Freedom 2060	21,265,531	7,097,837

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$277,081	$10,135
Class T	.25%	.25%	247,275	–
Class B	.75%	.25%	8,473	6,361
Class C	.75%	.25%	151,924	17,939
			$684,753	$34,435
Advisor Freedom 2005
Class A	-%	.25%	$359,556	$18,926
Class T	.25%	.25%	147,032	–
Class B	.75%	.25%	4,333	3,251
Class C	.75%	.25%	69,943	5,375
			$580,864	$27,552
Advisor Freedom 2010
Class A	-%	.25%	$931,579	$37,544
Class T	.25%	.25%	489,342	1,890
Class B	.75%	.25%	16,524	12,398
Class C	.75%	.25%	325,477	18,211
			$1,762,922	$70,043
Advisor Freedom 2015
Class A	-%	.25%	$2,099,475	$86,100
Class T	.25%	.25%	991,940	–
Class B	.75%	.25%	50,271	37,703
Class C	.75%	.25%	670,637	49,723
			$3,812,323	$173,526
Advisor Freedom 2020
Class A	-%	.25%	$3,985,834	$152,637
Class T	.25%	.25%	2,070,340	–
Class B	.75%	.25%	116,329	87,247
Class C	.75%	.25%	1,080,621	108,974
			$7,253,124	$348,858
Advisor Freedom 2025
Class A	-%	.25%	$4,232,084	$163,652
Class T	.25%	.25%	2,009,335	–
Class B	.75%	.25%	84,495	63,371
Class C	.75%	.25%	932,895	98,710
			$7,258,809	$325,733
Advisor Freedom 2030
Class A	-%	.25%	$3,867,072	$140,492
Class T	.25%	.25%	2,162,368	–
Class B	.75%	.25%	100,733	75,550
Class C	.75%	.25%	880,429	92,181
			$7,010,602	$308,223
Advisor Freedom 2035
Class A	-%	.25%	$2,991,211	$130,041
Class T	.25%	.25%	1,508,720	–
Class B	.75%	.25%	68,303	51,227
Class C	.75%	.25%	549,377	63,661
			$5,117,611	$244,929
Advisor Freedom 2040
Class A	-%	.25%	$2,619,504	$88,401
Class T	.25%	.25%	1,577,992	1,204
Class B	.75%	.25%	84,320	63,240
Class C	.75%	.25%	741,852	69,442
			$5,023,668	$222,287
Advisor Freedom 2045
Class A	-%	.25%	$1,437,379	$59,300
Class T	.25%	.25%	769,238	–
Class B	.75%	.25%	18,520	13,890
Class C	.75%	.25%	226,939	44,252
			$2,452,076	$117,442
Advisor Freedom 2050
Class A	-%	.25%	$972,805	$27,944
Class T	.25%	.25%	620,322	–
Class B	.75%	.25%	24,652	18,489
Class C	.75%	.25%	243,183	34,372
			$1,860,962	$80,805
Advisor Freedom 2055
Class A	-%	.25%	$307,864	$6,948
Class T	.25%	.25%	178,543	586
Class C	.75%	.25%	49,249	16,767
			$535,656	$24,301
Advisor Freedom 2060
Class A	-%	.25%	$13,085	$13,085
Class T	.25%	.25%	9,360	9,360
Class C	.75%	.25%	9,109	9,109
			$31,554	$31,554

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$11,638
Class T	2,040
Class B(a)	1,416
Class C(a)	1,331
$16,425
Advisor Freedom 2005
Class A	$2,074
Class T	972
Class B(a)	51
Class C(a)	1,056
$4,153
Advisor Freedom 2010
Class A	$8,334
Class T	4,018
Class B(a)	980
Class C(a)	2,908
$16,240
Advisor Freedom 2015
Class A	$28,454
Class T	8,739
Class B(a)	2,647
Class C(a)	5,495
$45,335
Advisor Freedom 2020
Class A	$64,812
Class T	30,491
Class B(a)	2,943
Class C(a)	12,128
$110,374
Advisor Freedom 2025
Class A	$75,526
Class T	43,677
Class B(a)	2,321
Class C(a)	8,616
$130,140
Advisor Freedom 2030
Class A	$84,851
Class T	44,482
Class B(a)	2,606
Class C(a)	9,329
$141,268
Advisor Freedom 2035
Class A	$77,104
Class T	41,101
Class B(a)	2,798
Class C(a)	8,889
$129,892
Advisor Freedom 2040
Class A	$81,293
Class T	36,719
Class B(a)	1,622
Class C(a)	9,227
$128,861
Advisor Freedom 2045
Class A	$47,679
Class T	24,878
Class B(a)	755
Class C(a)	4,650
$77,962
Advisor Freedom 2050
Class A	$46,114
Class T	14,909
Class B(a)	628
Class C(a)	7,692
$69,343
Advisor Freedom 2055
Class A	$22,860
Class T	10,510
Class C(a)	1,422
$34,792
Advisor Freedom 2060
Class A	$1,779
Class T	775
Class C(a)	811
$3,365

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$473
Class T	.50%	211
Class B	1.00%	4
Class C	1.00%	65
Class I	-%	344
Advisor Freedom 2005
Class A	.25%	617
Class T	.50%	126
Class B	1.00%	2
Class C	1.00%	30
Class I	-%	266
Advisor Freedom 2010
Class A	.25%	1,606
Class T	.50%	422
Class B	1.00%	7
Class C	1.00%	140
Class I	-%	644
Advisor Freedom 2015
Class A	.25%	3,620
Class T	.50%	855
Class B	1.00%	22
Class C	1.00%	289
Class I	-%	1,676
Advisor Freedom 2020
Class A	.25%	6,842
Class T	.50%	1,777
Class B	1.00%	50
Class C	1.00%	464
Class I	-%	3,344
Advisor Freedom 2025
Class A	.25%	7,228
Class T	.50%	1,716
Class B	1.00%	36
Class C	1.00%	398
Class I	-%	3,527
Advisor Freedom 2030
Class A	.25%	6,624
Class T	.50%	1,851
Class B	1.00%	43
Class C	1.00%	377
Class I	-%	3,698
Advisor Freedom 2035
Class A	.25%	5,114
Class T	.50%	1,290
Class B	1.00%	29
Class C	1.00%	235
Class I	-%	2,894
Advisor Freedom 2040
Class A	.25%	4,490
Class T	.50%	1,352
Class B	1.00%	36
Class C	1.00%	318
Class I	-%	2,715
Advisor Freedom 2045
Class A	.25%	2,452
Class T	.50%	656
Class B	1.00%	8
Class C	1.00%	97
Class I	-%	1,618
Advisor Freedom 2050
Class A	.25%	1,656
Class T	.50%	527
Class B	1.00%	10
Class C	1.00%	103
Class I	-%	1,271
Advisor Freedom 2055
Class A	.25%	512
Class T	.50%	149
Class C	1.00%	21
Class I	-%	417
Advisor Freedom 2060
Class A	.25%	20
Class T	.50%	7
Class C	1.00%	4
Class I	-%	10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2016	2015(a)
Advisor Freedom Income
From net investment income
Class A	$1,804,087	$2,006,074
Class T	701,827	610,551
Class B	6,793	10,867
Class C	134,792	120,553
Class I	1,517,104	1,291,837
Total	$4,164,603	$4,039,882
From net realized gain
Class A	$1,977,599	$4,377,554
Class T	869,741	1,580,033
Class B	15,183	48,599
Class C	267,669	507,683
Class I	1,410,195	2,358,388
Total	$4,540,387	$8,872,257
Advisor Freedom 2005
From net investment income
Class A	$2,323,956	$2,703,708
Class T	432,659	364,687
Class B	2,404	5,181
Class C	54,932	65,460
Class I	1,193,174	1,286,785
Total	$4,007,125	$4,425,821
From net realized gain
Class A	$3,970,930	$6,021,448
Class T	790,924	979,095
Class B	12,507	29,661
Class C	184,344	288,876
Class I	1,679,387	2,444,698
Total	$6,638,092	$9,763,778
Advisor Freedom 2010
From net investment income
Class A	$6,003,972	$7,526,871
Class T	1,397,138	1,541,263
Class B	10,451	22,518
Class C	282,705	328,872
Class I	2,890,342	3,154,793
Total	$10,584,608	$12,574,317
From net realized gain
Class A	$13,470,039	$21,724,587
Class T	3,526,741	5,280,109
Class B	61,327	148,899
Class C	1,160,445	1,691,065
Class I	5,369,063	7,895,305
Total	$23,587,615	$36,739,965
Advisor Freedom 2015
From net investment income
Class A	$13,583,429	$16,472,036
Class T	2,859,915	3,019,840
Class B	26,012	67,393
Class C	611,152	657,182
Class I	7,528,137	8,235,434
Total	$24,608,645	$28,451,885
From net realized gain
Class A	$29,986,512	$50,483,414
Class T	6,985,833	10,845,327
Class B	188,847	494,619
Class C	2,396,646	3,671,376
Class I	13,730,055	21,847,653
Total	$53,287,893	$87,342,389
Advisor Freedom 2020
From net investment income
Class A	$25,698,008	$29,563,833
Class T	5,809,331	6,239,241
Class B	69,298	142,694
Class C	982,499	1,028,825
Class I	15,059,860	15,728,192
Total	$47,618,996	$52,702,785
From net realized gain
Class A	$51,415,664	$85,524,060
Class T	13,261,302	20,889,781
Class B	386,650	918,360
Class C	3,437,464	5,335,699
Class I	25,042,847	39,035,773
Total	$93,543,927	$151,703,673
Advisor Freedom 2025
From net investment income
Class A	$25,260,945	$29,627,711
Class T	5,193,908	5,418,579
Class B	46,533	101,520
Class C	806,872	888,259
Class I	15,273,123	15,118,302
Total	$46,581,381	$51,154,371
From net realized gain
Class A	$56,433,404	$92,842,798
Class T	13,038,884	19,605,381
Class B	284,440	713,467
Class C	3,044,442	4,752,036
Class I	27,170,186	40,724,216
Total	$99,971,356	$158,637,898
Advisor Freedom 2030
From net investment income
Class A	$21,002,263	$24,784,369
Class T	5,079,042	5,372,386
Class B	50,382	112,725
Class C	708,607	766,016
Class I	14,549,548	15,114,759
Total	$41,389,842	$46,150,255
From net realized gain
Class A	$57,942,069	$84,610,105
Class T	15,934,228	21,708,833
Class B	388,181	815,088
Class C	3,165,501	4,413,727
Class I	32,127,287	43,464,896
Total	$109,557,266	$155,012,649
Advisor Freedom 2035
From net investment income
Class A	$15,074,742	$18,356,639
Class T	3,409,864	3,426,264
Class B	29,846	76,279
Class C	417,642	462,007
Class I	10,711,198	11,208,570
Total	$29,643,292	$33,529,759
From net realized gain
Class A	$44,129,826	$69,919,414
Class T	10,749,563	15,386,135
Class B	263,010	616,495
Class C	1,945,397	2,908,220
Class I	24,715,787	36,135,651
Total	$81,803,583	$124,965,915
Advisor Freedom 2040
From net investment income
Class A	$13,245,609	$16,039,742
Class T	3,474,790	3,721,379
Class B	37,589	93,560
Class C	552,326	614,961
Class I	9,948,354	10,655,035
Total	$27,258,668	$31,124,677
From net realized gain
Class A	$41,038,189	$60,990,886
Class T	12,029,970	16,937,286
Class B	342,889	750,193
Class C	2,798,704	3,891,999
Class I	25,059,447	33,876,269
Total	$81,269,199	$116,446,633
Advisor Freedom 2045
From net investment income
Class A	$7,193,208	$8,514,719
Class T	1,742,888	1,660,433
Class B	8,549	19,801
Class C	173,785	177,170
Class I	6,041,225	6,221,904
Total	$15,159,655	$16,594,027
From net realized gain
Class A	$20,290,272	$39,621,319
Class T	5,212,191	8,954,687
Class B	66,944	200,706
Class C	753,888	1,321,278
Class I	13,414,154	24,350,294
Total	$39,737,449	$74,448,284
Advisor Freedom 2050
From net investment income
Class A	$4,848,702	$5,557,324
Class T	1,370,739	1,344,442
Class B	10,523	24,678
Class C	179,089	190,766
Class I	4,823,851	4,774,757
Total	$11,232,904	$11,891,967
From net realized gain
Class A	$13,328,702	$26,749,886
Class T	4,134,203	7,872,988
Class B	86,878	283,231
Class C	788,832	1,498,275
Class I	10,113,965	18,910,343
Total	$28,452,580	$55,314,723
Advisor Freedom 2055
From net investment income
Class A	$1,554,706	$1,321,494
Class T	404,897	294,628
Class C	39,268	27,965
Class I	1,629,811	1,149,810
Total	$3,628,682	$2,793,897
From net realized gain
Class A	$3,237,740	$3,349,879
Class T	906,964	868,138
Class C	119,080	111,785
Class I	2,574,476	2,434,916
Total	$6,838,260	$6,764,718
Advisor Freedom 2060
From net investment income
Class A	$71,201	$11,467
Class T	11,114	18,274
Class C	–	13,832
Class I	50,265	1,563
Total	$132,580	$45,136
From net realized gain
Class A	$84,170	$9,288
Class T	40,079	15,747
Class C	20,446	13,338
Class I	33,387	1,217
Total	$178,082	$39,590

 (a) Distributions for Advisor Freedom 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2016	2015(a)	2016	2015(a)
Advisor Freedom Income
Class A
Shares sold	3,081,818	3,619,565	$32,963,415	$40,149,983
Reinvestment of distributions	348,911	573,085	3,750,259	6,318,078
Shares redeemed	(5,370,350)	(6,125,575)	(57,590,121)	(68,054,068)
Net increase (decrease)	(1,939,621)	(1,932,925)	$(20,876,447)	$(21,586,007)
Class T
Shares sold	2,332,188	3,210,409	$24,979,079	$35,732,869
Reinvestment of distributions	143,605	195,001	1,538,767	2,147,017
Shares redeemed	(2,760,620)	(3,823,004)	(29,380,371)	(42,530,178)
Net increase (decrease)	(284,827)	(417,594)	$(2,862,525)	$(4,650,292)
Class B
Shares sold	2,784	845	$29,065	$9,345
Reinvestment of distributions	1,917	5,113	20,660	56,268
Shares redeemed	(47,919)	(52,610)	(514,935)	(582,710)
Net increase (decrease)	(43,218)	(46,652)	$(465,210)	$(517,097)
Class C
Shares sold	235,292	298,092	$2,521,615	$3,300,083
Reinvestment of distributions	32,848	48,916	352,267	537,670
Shares redeemed	(310,283)	(326,468)	(3,312,864)	(3,617,162)
Net increase (decrease)	(42,143)	20,540	$(438,982)	$220,591
Class I
Shares sold	4,013,311	3,917,263	$42,997,083	$43,534,812
Reinvestment of distributions	270,632	329,859	2,912,988	3,644,531
Shares redeemed	(3,954,589)	(3,156,053)	(42,448,173)	(35,160,767)
Net increase (decrease)	329,354	1,091,069	$3,461,898	$12,018,576
Advisor Freedom 2005
Class A
Shares sold	3,894,452	4,029,427	$45,205,371	$49,037,462
Reinvestment of distributions	530,506	711,971	6,161,983	8,520,994
Shares redeemed	(6,082,447)	(6,727,836)	(70,961,720)	(81,765,937)
Net increase (decrease)	(1,657,489)	(1,986,438)	$(19,594,366)	$(24,207,481)
Class T
Shares sold	965,717	812,920	$11,248,895	$9,849,130
Reinvestment of distributions	103,821	110,375	1,203,224	1,320,665
Shares redeemed	(920,270)	(963,824)	(10,661,092)	(11,702,681)
Net increase (decrease)	149,268	(40,529)	$1,791,027	$(532,886)
Class B
Shares sold	14	868	$155	$10,408
Reinvestment of distributions	1,261	2,891	14,861	34,770
Shares redeemed	(23,475)	(39,292)	(278,685)	(478,412)
Net increase (decrease)	(22,200)	(35,533)	$(263,669)	$(433,234)
Class C
Shares sold	124,305	95,287	$1,420,571	$1,159,886
Reinvestment of distributions	19,601	27,436	227,794	328,067
Shares redeemed	(214,984)	(242,635)	(2,456,114)	(2,934,030)
Net increase (decrease)	(71,078)	(119,912)	$(807,749)	$(1,446,077)
Class I
Shares sold	2,114,860	2,850,847	$24,778,151	$34,887,950
Reinvestment of distributions	245,116	309,121	2,859,833	3,721,031
Shares redeemed	(2,464,416)	(3,224,819)	(28,948,190)	(39,378,256)
Net increase (decrease)	(104,440)	(64,851)	$(1,310,206)	$(769,275)
Advisor Freedom 2010
Class A
Shares sold	5,500,440	7,458,412	$66,809,747	$95,728,339
Reinvestment of distributions	1,586,318	2,299,500	19,271,859	28,960,392
Shares redeemed	(13,363,733)	(14,788,608)	(162,597,001)	(190,101,552)
Net increase (decrease)	(6,276,975)	(5,030,696)	$(76,515,395)	$(65,412,821)
Class T
Shares sold	1,965,974	1,964,902	$23,778,947	$25,117,047
Reinvestment of distributions	404,195	539,059	4,890,781	6,770,716
Shares redeemed	(2,923,738)	(3,843,392)	(35,323,217)	(49,109,062)
Net increase (decrease)	(553,569)	(1,339,431)	$(6,653,489)	$(17,221,299)
Class B
Shares sold	1,125	1,368	$13,055	$17,636
Reinvestment of distributions	5,508	13,014	67,622	164,488
Shares redeemed	(93,180)	(136,169)	(1,140,420)	(1,745,537)
Net increase (decrease)	(86,547)	(121,787)	$(1,059,743)	$(1,563,413)
Class C
Shares sold	276,584	350,615	$3,354,365	$4,459,425
Reinvestment of distributions	112,748	151,938	1,358,925	1,899,118
Shares redeemed	(590,705)	(600,179)	(7,096,007)	(7,643,233)
Net increase (decrease)	(201,373)	(97,626)	$(2,382,717)	$(1,284,690)
Class I
Shares sold	4,543,451	3,829,649	$55,631,987	$49,401,753
Reinvestment of distributions	676,590	873,680	8,236,622	11,047,113
Shares redeemed	(5,541,203)	(7,085,943)	(67,639,715)	(91,437,717)
Net increase (decrease)	(321,162)	(2,382,614)	$(3,771,106)	$(30,988,851)
Advisor Freedom 2015
Class A
Shares sold	14,507,166	15,703,625	$175,664,778	$200,635,316
Reinvestment of distributions	3,552,535	5,276,601	43,128,550	66,227,275
Shares redeemed	(31,588,039)	(29,257,493)	(383,404,767)	(374,362,704)
Net increase (decrease)	(13,528,338)	(8,277,267)	$(164,611,439)	$(107,500,113)
Class T
Shares sold	4,673,502	4,656,344	$56,637,647	$59,429,618
Reinvestment of distributions	798,818	1,085,954	9,671,398	13,619,082
Shares redeemed	(5,802,433)	(6,939,733)	(69,940,072)	(88,491,090)
Net increase (decrease)	(330,113)	(1,197,435)	$(3,631,027)	$(15,442,390)
Class B
Shares sold	5,700	7,064	$66,706	$89,570
Reinvestment of distributions	16,252	41,814	199,644	525,609
Shares redeemed	(357,170)	(402,437)	(4,345,090)	(5,132,341)
Net increase (decrease)	(335,218)	(353,559)	$(4,078,740)	$(4,517,162)
Class C
Shares sold	692,594	869,731	$8,328,355	$10,972,058
Reinvestment of distributions	239,055	326,736	2,883,261	4,076,902
Shares redeemed	(1,290,224)	(1,349,480)	(15,480,570)	(17,100,266)
Net increase (decrease)	(358,575)	(153,013)	$(4,268,954)	$(2,051,306)
Class I
Shares sold	10,256,294	9,458,107	$125,062,107	$122,001,029
Reinvestment of distributions	1,725,705	2,368,220	21,067,463	29,937,068
Shares redeemed	(14,829,259)	(16,294,520)	(180,244,295)	(210,299,155)
Net increase (decrease)	(2,847,260)	(4,468,193)	$(34,114,725)	$(58,361,058)
Advisor Freedom 2020
Class A
Shares sold	27,782,811	29,864,265	$355,684,542	$403,260,707
Reinvestment of distributions	5,909,171	8,578,581	76,203,121	113,813,379
Shares redeemed	(50,488,965)	(47,421,612)	(647,091,927)	(641,713,463)
Net increase (decrease)	(16,796,983)	(8,978,766)	$(215,204,264)	$(124,639,377)
Class T
Shares sold	9,558,319	8,913,845	$122,507,769	$120,539,986
Reinvestment of distributions	1,458,598	2,011,893	18,796,792	26,710,290
Shares redeemed	(12,285,705)	(12,539,322)	(157,173,890)	(169,109,400)
Net increase (decrease)	(1,268,788)	(1,613,584)	$(15,869,329)	$(21,859,124)
Class B
Shares sold	7,629	14,255	$100,348	$191,115
Reinvestment of distributions	32,862	75,323	428,604	1,002,110
Shares redeemed	(592,571)	(677,580)	(7,633,936)	(9,156,161)
Net increase (decrease)	(552,080)	(588,002)	$(7,104,984)	$(7,962,936)
Class C
Shares sold	1,393,631	1,424,074	$17,741,893	$19,098,957
Reinvestment of distributions	328,961	457,393	4,218,594	6,035,886
Shares redeemed	(1,692,524)	(1,864,464)	(21,418,854)	(25,007,693)
Net increase (decrease)	30,068	17,003	$541,633	$127,150
Class I
Shares sold	22,381,359	19,064,129	$288,319,323	$259,660,409
Reinvestment of distributions	3,087,794	4,091,068	40,003,312	54,641,482
Shares redeemed	(26,374,513)	(25,591,315)	(340,955,124)	(348,936,742)
Net increase (decrease)	(905,360)	(2,436,118)	$(12,632,489)	$(34,634,851)
Advisor Freedom 2025
Class A
Shares sold	31,021,987	30,824,980	$389,903,221	$410,567,593
Reinvestment of distributions	6,347,654	9,283,529	80,854,087	121,333,464
Shares redeemed	(51,651,466)	(43,364,361)	(649,941,383)	(578,296,228)
Net increase (decrease)	(14,281,825)	(3,255,852)	$(179,184,075)	$(46,395,171)
Class T
Shares sold	11,153,254	9,163,444	$140,827,662	$122,230,291
Reinvestment of distributions	1,407,914	1,881,621	17,953,059	24,642,081
Shares redeemed	(10,680,658)	(9,564,325)	(134,505,078)	(127,497,057)
Net increase (decrease)	1,880,510	1,480,740	$24,275,643	$19,375,315
Class B
Shares sold	15,631	7,639	$206,729	$101,154
Reinvestment of distributions	25,036	60,528	321,184	789,486
Shares redeemed	(395,799)	(552,494)	(4,997,632)	(7,322,415)
Net increase (decrease)	(355,132)	(484,327)	$(4,469,719)	$(6,431,775)
Class C
Shares sold	1,453,933	1,409,479	$18,039,565	$18,560,432
Reinvestment of distributions	292,818	416,558	3,692,311	5,389,721
Shares redeemed	(1,419,290)	(1,358,528)	(17,532,292)	(17,840,628)
Net increase (decrease)	327,461	467,509	$4,199,584	$6,109,525
Class I
Shares sold	26,263,342	20,210,452	$332,470,146	$271,300,137
Reinvestment of distributions	3,305,581	4,229,465	42,311,913	55,687,560
Shares redeemed	(22,096,996)	(24,668,738)	(280,743,922)	(331,872,377)
Net increase (decrease)	7,471,927	(228,821)	$94,038,137	$(4,884,680)
Advisor Freedom 2030
Class A
Shares sold	28,151,571	29,982,308	$374,538,264	$425,108,614
Reinvestment of distributions	5,719,438	7,745,575	77,893,729	107,962,607
Shares redeemed	(45,869,341)	(42,806,590)	(612,549,684)	(608,979,063)
Net increase (decrease)	(11,998,332)	(5,078,707)	$(160,117,691)	$(75,907,842)
Class T
Shares sold	9,683,529	9,534,874	$128,635,174	$135,029,239
Reinvestment of distributions	1,530,517	1,924,391	20,754,956	26,745,337
Shares redeemed	(10,666,344)	(11,484,782)	(142,006,317)	(162,090,418)
Net increase (decrease)	547,702	(25,517)	$7,383,813	$(315,842)
Class B
Shares sold	9,381	14,168	$130,487	$199,886
Reinvestment of distributions	30,198	63,454	414,596	882,312
Shares redeemed	(504,982)	(602,929)	(6,786,052)	(8,525,390)
Net increase (decrease)	(465,403)	(525,307)	$(6,240,969)	$(7,443,192)
Class C
Shares sold	1,223,130	1,181,717	$16,095,011	$16,583,425
Reinvestment of distributions	273,750	359,063	3,692,439	4,954,340
Shares redeemed	(1,184,892)	(1,295,488)	(15,652,704)	(18,186,108)
Net increase (decrease)	311,988	245,292	$4,134,746	$3,351,657
Class I
Shares sold	24,677,916	20,433,390	$330,981,929	$291,589,869
Reinvestment of distributions	3,416,838	4,181,177	46,644,604	58,538,306
Shares redeemed	(26,842,246)	(23,026,293)	(362,065,195)	(329,226,948)
Net increase (decrease)	1,252,508	1,588,274	$15,561,338	$20,901,227
Advisor Freedom 2035
Class A
Shares sold	24,128,485	24,992,674	$305,985,627	$339,358,729
Reinvestment of distributions	4,482,978	6,554,589	58,494,924	87,286,625
Shares redeemed	(37,394,935)	(33,903,950)	(476,554,268)	(460,733,346)
Net increase (decrease)	(8,783,472)	(2,356,687)	$(112,073,717)	$(34,087,992)
Class T
Shares sold	8,236,595	7,857,411	$104,578,194	$106,015,264
Reinvestment of distributions	1,075,393	1,398,752	13,933,993	18,528,616
Shares redeemed	(7,529,158)	(7,140,022)	(95,022,356)	(96,375,027)
Net increase (decrease)	1,782,830	2,116,141	$23,489,831	$28,168,853
Class B
Shares sold	3,708	10,477	$47,620	$139,695
Reinvestment of distributions	21,835	50,768	285,009	668,753
Shares redeemed	(375,696)	(425,647)	(4,759,170)	(5,695,614)
Net increase (decrease)	(350,153)	(364,402)	$(4,426,541)	$(4,887,166)
Class C
Shares sold	944,855	944,423	$11,857,748	$12,603,241
Reinvestment of distributions	178,251	248,458	2,289,722	3,258,885
Shares redeemed	(851,468)	(847,126)	(10,677,671)	(11,264,242)
Net increase (decrease)	271,638	345,755	$3,469,799	$4,597,884
Class I
Shares sold	21,967,842	17,297,096	$280,691,155	$235,983,229
Reinvestment of distributions	2,699,214	3,527,717	35,338,451	47,224,750
Shares redeemed	(21,940,442)	(19,577,302)	(281,916,133)	(267,699,540)
Net increase (decrease)	2,726,614	1,247,511	$34,113,473	$15,508,439
Advisor Freedom 2040
Class A
Shares sold	19,707,947	22,027,517	$267,984,592	$320,537,063
Reinvestment of distributions	3,837,419	5,330,622	53,655,622	76,146,062
Shares redeemed	(31,398,245)	(30,109,992)	(428,794,626)	(439,085,157)
Net increase (decrease)	(7,852,879)	(2,751,853)	$(107,154,412)	$(42,402,032)
Class T
Shares sold	6,927,315	6,835,952	$94,215,131	$99,246,602
Reinvestment of distributions	1,098,683	1,432,514	15,321,785	20,419,843
Shares redeemed	(7,588,952)	(8,826,745)	(103,634,804)	(127,925,824)
Net increase (decrease)	437,046	(558,279)	$5,902,112	$(8,259,379)
Class B
Shares sold	3,796	4,956	$54,403	$70,676
Reinvestment of distributions	26,074	57,179	365,555	810,225
Shares redeemed	(412,767)	(525,971)	(5,614,809)	(7,572,893)
Net increase (decrease)	(382,897)	(463,836)	$(5,194,851)	$(6,691,992)
Class C
Shares sold	964,487	864,597	$12,948,905	$12,395,253
Reinvestment of distributions	237,233	311,569	3,273,123	4,388,231
Shares redeemed	(999,455)	(821,736)	(13,410,631)	(11,744,285)
Net increase (decrease)	202,265	354,430	$2,811,397	$5,039,199
Class I
Shares sold	18,978,934	16,770,945	$260,268,870	$245,351,678
Reinvestment of distributions	2,493,394	3,101,175	34,993,505	44,515,713
Shares redeemed	(21,436,098)	(18,212,781)	(296,208,636)	(266,820,365)
Net increase (decrease)	36,230	1,659,339	$(946,261)	$23,047,026
Advisor Freedom 2045
Class A
Shares sold	19,079,203	18,712,185	$200,212,363	$209,776,882
Reinvestment of distributions	2,516,424	4,333,542	27,141,967	47,625,624
Shares redeemed	(25,563,477)	(21,282,383)	(269,733,077)	(238,779,567)
Net increase (decrease)	(3,967,850)	1,763,344	$(42,378,747)	$18,622,939
Class T
Shares sold	6,498,285	5,949,650	$67,982,369	$66,258,387
Reinvestment of distributions	645,350	965,903	6,916,374	10,566,973
Shares redeemed	(5,407,165)	(4,486,660)	(56,610,131)	(50,101,529)
Net increase (decrease)	1,736,470	2,428,893	$18,288,612	$26,723,831
Class B
Shares sold	12,465	95	$126,428	$1,034
Reinvestment of distributions	6,873	19,875	74,538	217,266
Shares redeemed	(130,687)	(100,368)	(1,382,819)	(1,115,970)
Net increase (decrease)	(111,349)	(80,398)	$(1,181,853)	$(897,670)
Class C
Shares sold	688,081	649,460	$7,146,960	$7,186,677
Reinvestment of distributions	86,426	137,157	922,037	1,490,900
Shares redeemed	(495,887)	(394,015)	(5,163,244)	(4,355,267)
Net increase (decrease)	278,620	392,602	$2,905,753	$4,322,310
Class I
Shares sold	17,857,873	14,432,835	$188,145,800	$162,533,382
Reinvestment of distributions	1,798,921	2,768,950	19,453,582	30,569,205
Shares redeemed	(17,404,606)	(14,785,258)	(184,937,935)	(166,549,587)
Net increase (decrease)	2,252,188	2,416,527	$22,661,447	$26,553,000
Advisor Freedom 2050
Class A
Shares sold	14,778,783	14,360,668	$154,228,676	$159,733,346
Reinvestment of distributions	1,671,709	2,922,124	17,918,683	31,851,156
Shares redeemed	(18,220,423)	(15,493,944)	(190,875,160)	(172,543,245)
Net increase (decrease)	(1,769,931)	1,788,848	$(18,727,801)	$19,041,257
Class T
Shares sold	5,220,682	4,705,234	$54,316,675	$52,106,997
Reinvestment of distributions	512,467	843,643	5,468,353	9,170,398
Shares redeemed	(4,619,199)	(4,329,214)	(48,267,781)	(48,154,235)
Net increase (decrease)	1,113,950	1,219,663	$11,517,247	$13,123,160
Class B
Shares sold	2,190	1,165	$21,909	$12,668
Reinvestment of distributions	8,955	27,836	96,400	301,488
Shares redeemed	(151,436)	(170,683)	(1,590,133)	(1,884,202)
Net increase (decrease)	(140,291)	(141,682)	$(1,471,824)	$(1,570,046)
Class C
Shares sold	592,294	590,407	$6,132,539	$6,495,242
Reinvestment of distributions	89,707	152,987	953,603	1,653,786
Shares redeemed	(498,907)	(394,204)	(5,141,979)	(4,335,558)
Net increase (decrease)	183,094	349,190	$1,944,163	$3,813,470
Class I
Shares sold	15,739,783	12,679,506	$164,851,297	$141,962,167
Reinvestment of distributions	1,391,015	2,160,845	14,936,380	23,682,865
Shares redeemed	(13,002,547)	(12,616,627)	(136,937,311)	(140,923,985)
Net increase (decrease)	4,128,251	2,223,724	$42,850,366	$24,721,047
Advisor Freedom 2055
Class A
Shares sold	7,650,491	6,723,201	$86,320,186	$79,527,486
Reinvestment of distributions	403,217	394,037	4,669,301	4,607,113
Shares redeemed	(5,932,608)	(4,347,743)	(67,116,441)	(51,516,521)
Net increase (decrease)	2,121,100	2,769,495	$23,873,046	$32,618,078
Class T
Shares sold	2,281,706	1,951,946	$25,567,824	$23,016,119
Reinvestment of distributions	113,540	99,561	1,310,222	1,162,259
Shares redeemed	(1,388,534)	(875,910)	(15,737,207)	(10,366,468)
Net increase (decrease)	1,006,712	1,175,597	$11,140,839	$13,811,910
Class C
Shares sold	238,636	172,714	$2,683,219	$2,031,536
Reinvestment of distributions	13,580	11,853	157,087	138,488
Shares redeemed	(87,211)	(45,944)	(965,863)	(542,625)
Net increase (decrease)	165,005	138,623	$1,874,443	$1,627,399
Class I
Shares sold	7,612,107	5,543,049	$85,891,483	$65,771,171
Reinvestment of distributions	363,384	305,695	4,204,287	3,584,726
Shares redeemed	(4,499,574)	(3,148,817)	(50,866,350)	(37,251,656)
Net increase (decrease)	3,475,917	2,699,927	$39,229,420	$32,104,241
Advisor Freedom 2060
Class A
Shares sold	1,272,139	262,981	$12,356,911	$2,694,816
Reinvestment of distributions	15,557	2,037	155,371	20,755
Shares redeemed	(565,709)	(45,775)	(5,476,304)	(469,354)
Net increase (decrease)	721,987	219,243	$7,035,978	$2,246,217
Class T
Shares sold	445,750	213,565	$4,200,477	$2,151,006
Reinvestment of distributions	5,022	3,339	51,193	34,197
Shares redeemed	(319,192)	(17,274)	(3,003,661)	(175,609)
Net increase (decrease)	131,580	199,630	$1,248,009	$2,009,594
Class C
Shares sold	231,239	201,608	$2,153,598	$2,029,734
Reinvestment of distributions	1,964	2,669	20,446	27,171
Shares redeemed	(227,970)	(76,007)	(2,119,305)	(775,966)
Net increase (decrease)	5,233	128,270	$54,739	$1,280,939
Class I
Shares sold	789,224	44,829	$7,600,453	$459,604
Reinvestment of distributions	8,465	273	83,652	2,780
Shares redeemed	(230,196)	(6,606)	(2,188,624)	(69,020)
Net increase (decrease)	567,493	38,496	$5,495,481	$393,364

 (a) Share transactions for Advisor Freedom 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	–%	–%	–%	13%	15%	17%	15%	14%
Fidelity Advisor Series Growth & Income Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	–%	–%	–%	13%	15%	17%	15%	14%
Fidelity Advisor Series Small Cap Fund	–%	–%	–%	12%	15%	17%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	–%	–%	–%	13%	15%	18%	15%	14%
Fidelity Advisor Series Equity Growth Fund	–%	–%	–%	13%	16%	18%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	13%	18%	27%	22%	–%	–%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund as of March 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Advisor Freedom Income
Class A	.25%
Actual		$1,000.00	$1,025.30	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,023.10	$2.53
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,021.10	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,021.30	$5.05
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,026.40	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2005
Class A	.25%
Actual		$1,000.00	$1,030.20	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,028.50	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,026.40	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,025.50	$5.06
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,031.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2010
Class A	.25%
Actual		$1,000.00	$1,032.70	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,031.80	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,029.30	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,029.40	$5.07
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,033.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2015
Class A	.25%
Actual		$1,000.00	$1,035.00	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,034.10	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,031.60	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,031.90	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,036.90	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2020
Class A	.25%
Actual		$1,000.00	$1,036.90	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,035.90	$2.54
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,033.90	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,033.00	$5.08
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,038.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2025
Class A	.25%
Actual		$1,000.00	$1,038.30	$1.27
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,037.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,034.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,034.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,040.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2030
Class A	.25%
Actual		$1,000.00	$1,041.70	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,040.00	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,037.10	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,037.20	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,042.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2035
Class A	.25%
Actual		$1,000.00	$1,042.30	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,040.80	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.10	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.20	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,044.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2040
Class A	.25%
Actual		$1,000.00	$1,043.10	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,037.70	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.70	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2045
Class A	.25%
Actual		$1,000.00	$1,042.70	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.20	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,038.70	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2050
Class A	.25%
Actual		$1,000.00	$1,041.80	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.20	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class B	1.00%
Actual		$1,000.00	$1,038.30	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class C	1.00%
Actual		$1,000.00	$1,037.60	$5.09
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2055
Class A	.25%
Actual		$1,000.00	$1,042.80	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.30	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	1.00%
Actual		$1,000.00	$1,038.80	$5.10
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class I	- %
Actual		$1,000.00	$1,043.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Advisor Freedom 2060
Class A	.25%
Actual		$1,000.00	$1,041.40	$1.28
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class T	.50%
Actual		$1,000.00	$1,041.40	$2.55
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Class C	.99%D
Actual		$1,000.00	$1,038.50	$5.05
Hypothetical-C		$1,000.00	$1,020.05	$5.00
Class I	- %
Actual		$1,000.00	$1,043.80	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund Class I	05/16/16	05/13/16	$0.009	$0.087
Fidelity Advisor Freedom 2005 Fund Class I	05/16/16	05/13/16	$0.039	$0.170
Fidelity Advisor Freedom 2010 Fund Class I	05/16/16	05/13/16	$0.038	$0.215
Fidelity Advisor Freedom 2015 Fund Class I	05/16/16	05/13/16	$0.035	$0.246
Fidelity Advisor Freedom 2020 Fund Class I	05/16/16	05/13/16	$0.028	$0.284
Fidelity Advisor Freedom 2025 Fund Class I	05/16/16	05/13/16	$0.023	$0.314
Fidelity Advisor Freedom 2030 Fund Class I	05/16/16	05/13/16	$0.012	$0.399
Fidelity Advisor Freedom 2035 Fund Class I	05/16/16	05/13/16	$0.000	$0.423
Fidelity Advisor Freedom 2040 Fund Class I	05/16/16	05/13/16	$0.003	$0.457
Fidelity Advisor Freedom 2045 Fund Class I	05/16/16	05/13/16	$0.000	$0.347
Fidelity Advisor Freedom 2050 Fund Class I	05/16/16	05/13/16	$0.003	$0.339
Fidelity Advisor Freedom 2055 Fund Class I	05/16/16	05/13/16	$0.003	$0.332
Fidelity Advisor Freedom 2060 Fund Class I	05/16/16	05/13/16	$0.001	$0.196

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$3,145,782
Fidelity Advisor Freedom 2005 Fund	$5,758,757
Fidelity Advisor Freedom 2010 Fund	$19,598,574
Fidelity Advisor Freedom 2015 Fund	$47,634,337
Fidelity Advisor Freedom 2020 Fund	$91,111,930
Fidelity Advisor Freedom 2025 Fund	$103,804,816
Fidelity Advisor Freedom 2030 Fund	$115,693,037
Fidelity Advisor Freedom 2035 Fund	$93,847,010
Fidelity Advisor Freedom 2040 Fund	$88,941,564
Fidelity Advisor Freedom 2045 Fund	$46,826,303
Fidelity Advisor Freedom 2050 Fund	$34,500,912
Fidelity Advisor Freedom 2055 Fund	$10,441,995
Fidelity Advisor Freedom 2060 Fund	$439,098

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	3.47%
Fidelity Advisor Freedom 2005 Fund	2.80%
Fidelity Advisor Freedom 2010 Fund	2.20%
Fidelity Advisor Freedom 2015 Fund	1.82%
Fidelity Advisor Freedom 2020 Fund	1.53%
Fidelity Advisor Freedom 2025 Fund	1.09%
Fidelity Advisor Freedom 2030 Fund	0.45%
Fidelity Advisor Freedom 2035 Fund	0.05%
Fidelity Advisor Freedom 2040 Fund	0.05%
Fidelity Advisor Freedom 2045 Fund	0.05%
Fidelity Advisor Freedom 2050 Fund	0.05%
Fidelity Advisor Freedom 2055 Fund	0.05%
Fidelity Advisor Freedom 2060 Fund	0.05%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Class I
Fidelity Advisor Freedom Income Fund
April 2015	0%
May 2015 (Ex Date 05/01/15)	7%
May 2015 (Ex Date 05/08/15)	16%
June 2015	13%
July 2015	13%
August 2015	14%
September 2015	13%
October 2015	13%
November 2015	13%
December 2015	15%
February 2016	0%
March 2016	0%
Fidelity Advisor Freedom 2005 Fund
May 2015	4%
December 2015	22%
Fidelity Advisor Freedom 2010 Fund
May 2015	8%
December 2015	25%
Fidelity Advisor Freedom 2015 Fund
May 2015	1%
December 2015	29%
Fidelity Advisor Freedom 2020 Fund
May 2015	5%
December 2015	30%
Fidelity Advisor Freedom 2025 Fund
May 2015	2%
December 2015	36%
Fidelity Advisor Freedom 2030 Fund
May 2015	11%
December 2015	43%
Fidelity Advisor Freedom 2035 Fund
May 2015	15%
December 2015	52%
Fidelity Advisor Freedom 2040 Fund
May 2015	14%
December 2015	50%
Fidelity Advisor Freedom 2045 Fund
May 2015	18%
December 2015	47%
Fidelity Advisor Freedom 2050 Fund
May 2015	20%
December 2015	49%
Fidelity Advisor Freedom 2055 Fund
May 2015	11%
December 2015	49%
Fidelity Advisor Freedom 2060 Fund
May 2015	5%
December 2015	50%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class I
Fidelity Advisor Freedom Income Fund
April 2015	0%
May 2015 (Ex Date 05/01/15)	10%
May 2015 (Ex Date 05/08/15)	25%
June 2015	19%
July 2015	19%
August 2015	21%
September 2015	20%
October 2015	20%
November 2015	20%
December 2015	23%
February 2016	0%
March 2016	0%
Fidelity Advisor Freedom 2005 Fund
May 2015	7%
December 2015	31%
Fidelity Advisor Freedom 2010 Fund
May 2015	9%
December 2015	38%
Fidelity Advisor Freedom 2015 Fund
May 2015	10%
December 2015	44%
Fidelity Advisor Freedom 2020 Fund
May 2015	13%
December 2015	47%
Fidelity Advisor Freedom 2025 Fund
May 2015	8%
December 2015	55%
Fidelity Advisor Freedom 2030 Fund
May 2015	16%
December 2015	66%
Fidelity Advisor Freedom 2035 Fund
May 2015	24%
December 2015	80%
Fidelity Advisor Freedom 2040 Fund
May 2015	17%
December 2015	78%
Fidelity Advisor Freedom 2045 Fund
May 2015	30%
December 2015	78%
Fidelity Advisor Freedom 2050 Fund
May 2015	31%
December 2015	76%
Fidelity Advisor Freedom 2055 Fund
May 2015	14%
December 2015	76%
Fidelity Advisor Freedom 2060 Fund
May 2015	7%
December 2015	80%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

AFFI-ANN-0516
1.792115.112

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2016

Contents

Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	(0.45)%	3.19%	3.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,407 Fidelity Freedom® Income Fund
$16,128 Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	(1.01)%	3.85%	3.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,598 Fidelity Freedom® 2005 Fund
$16,128 Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	(1.42)%	4.59%	4.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,361 Fidelity Freedom® 2010 Fund
$16,128 Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	(1.83)%	4.75%	4.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,313 Fidelity Freedom® 2015 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	(2.10)%	4.91%	4.22%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,125 Fidelity Freedom® 2020 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	(2.50)%	5.42%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,485 Fidelity Freedom® 2025 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	(3.17)%	5.53%	4.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,055 Fidelity Freedom® 2030 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	(3.59)%	5.70%	4.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,166 Fidelity Freedom® 2035 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	(3.62)%	5.75%	4.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,059 Fidelity Freedom® 2040 Fund
$19,687 S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2045 Fund	(3.59)%	5.81%	4.45%

 A From June 1, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund on June 1, 2006, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,341 Fidelity Freedom® 2045 Fund
$19,758 S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® 2050 Fund	(3.65)%	5.73%	4.24%

 A From June 1, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund on June 1, 2006, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,051 Fidelity Freedom® 2050 Fund
$19,758 S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom® 2055 Fund	(3.69)%	6.17%

 A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,360 Fidelity Freedom® 2055 Fund
$17,384 S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom® 2060 Fund	(3.67)%	1.40%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,233 Fidelity Freedom® 2060 Fund
$11,115 S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market - telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, each Freedom Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite index by about a percentage point. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. growth-focused investments. In the non-U.S. equity asset class, both selection and allocation decisions contributed to relative results overall. At period end, our active positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.6	0.7
Fidelity Series 1000 Value Index Fund	0.4	0.4
Fidelity Series All-Sector Equity Fund	1.9	2.1
Fidelity Series Blue Chip Growth Fund	1.3	1.5
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Equity-Income Fund	2.6	2.8
Fidelity Series Growth & Income Fund	2.0	2.1
Fidelity Series Growth Company Fund	2.4	2.4
Fidelity Series Intrinsic Opportunities Fund	1.5	1.4
Fidelity Series Opportunistic Insights Fund	1.3	1.4
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Discovery Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
Fidelity Series Stock Selector Large Cap Value Fund	1.7	1.8
	18.5	19.1
International Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.3
Fidelity Series International Growth Fund	2.1	1.8
Fidelity Series International Small Cap Fund	0.5	0.4
Fidelity Series International Value Fund	2.0	1.9
	9.0	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.1
Fidelity Series Inflation-Protected Bond Index Fund	3.8	3.5
Fidelity Series Investment Grade Bond Fund	38.8	41.1
Fidelity Series Real Estate Income Fund	0.5	0.5
	47.0	49.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	16.6	17.1
Fidelity Series Short-Term Credit Fund	8.9	7.3
	25.5	24.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.1%
International Equity Funds	7.4%
Bond Funds	49.1%
Short-Term Funds	24.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	994,894	$13,381,328
Fidelity Series 1000 Value Index Fund (a)	729,596	7,536,729
Fidelity Series All-Sector Equity Fund (a)	3,351,101	42,190,365
Fidelity Series Blue Chip Growth Fund (a)	2,698,218	29,248,682
Fidelity Series Commodity Strategy Fund (a)(b)	5,483,541	26,814,515
Fidelity Series Equity-Income Fund (a)	4,935,968	56,664,913
Fidelity Series Growth & Income Fund (a)	3,499,677	43,465,994
Fidelity Series Growth Company Fund (a)	4,266,220	52,047,879
Fidelity Series Intrinsic Opportunities Fund (a)	2,345,385	33,163,750
Fidelity Series Opportunistic Insights Fund (a)	1,942,575	28,245,045
Fidelity Series Real Estate Equity Fund (a)	369,230	5,209,839
Fidelity Series Small Cap Discovery Fund (a)	738,893	7,366,759
Fidelity Series Small Cap Opportunities Fund (a)	1,880,861	22,720,796
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,399,188	37,527,034
TOTAL DOMESTIC EQUITY FUNDS
(Cost $357,449,255)		405,583,628

International Equity Funds - 9.0%
Fidelity Series Emerging Markets Fund (a)	6,489,084	96,622,467
Fidelity Series International Growth Fund (a)	3,340,030	44,489,196
Fidelity Series International Small Cap Fund (a)	742,168	11,162,200
Fidelity Series International Value Fund (a)	4,834,599	44,139,893
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $186,418,941)		196,413,756

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,445,505	13,717,841
Fidelity Series Floating Rate High Income Fund (a)	603,412	5,418,638
Fidelity Series High Income Fund (a)	7,613,860	66,012,169
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,387,087	82,864,420
Fidelity Series Investment Grade Bond Fund (a)	75,018,781	847,712,225
Fidelity Series Real Estate Income Fund (a)	972,295	10,578,572
TOTAL BOND FUNDS
(Cost $992,698,830)		1,026,303,865

Short-Term Funds - 25.5%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	361,804,933	361,804,933
Fidelity Series Short-Term Credit Fund (a)	19,509,427	194,899,180
TOTAL SHORT-TERM FUNDS
(Cost $556,592,777)		556,704,113
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,093,159,803)		2,185,005,362
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,514)
NET ASSETS - 100%		$2,184,993,848

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$340,763,561	$168,485,403	$147,444,031	$841,772	$361,804,933
Fidelity Series 100 Index Fund	15,620,377	1,902,780	4,407,120	320,933	13,381,328
Fidelity Series 1000 Value Index Fund	8,853,201	1,507,486	2,214,260	193,699	7,536,729
Fidelity Series All-Sector Equity Fund	50,767,019	11,426,432	14,947,010	408,442	42,190,365
Fidelity Series Blue Chip Growth Fund	39,279,781	10,313,671	15,382,085	40,292	29,248,682
Fidelity Series Commodity Strategy Fund	20,207,136	14,250,221	4,292,658	--	26,814,515
Fidelity Series Emerging Markets Debt Fund	15,314,992	1,113,657	2,367,013	886,009	13,717,841
Fidelity Series Emerging Markets Fund	67,776,831	47,123,231	11,058,580	977,970	96,622,467
Fidelity Series Equity-Income Fund	66,567,935	11,631,071	15,849,174	1,655,768	56,664,913
Fidelity Series Floating Rate High Income Fund	12,347,894	611,095	7,056,743	334,494	5,418,638
Fidelity Series Growth & Income Fund	50,666,205	10,147,900	13,424,195	940,177	43,465,994
Fidelity Series Growth Company Fund	60,387,580	163,637	6,847,226	136,590	52,047,879
Fidelity Series High Income Fund	84,408,172	9,157,322	18,672,261	4,364,922	66,012,169
Fidelity Series Inflation-Protected Bond Index Fund	86,766,870	7,851,248	12,819,117	42,681	82,864,420
Fidelity Series International Growth Fund	49,146,790	14,664,662	16,835,082	423,116	44,489,196
Fidelity Series International Small Cap Fund	11,302,150	3,307,895	3,198,369	80,820	11,162,200
Fidelity Series International Value Fund	48,823,702	15,106,118	16,067,902	797,408	44,139,893
Fidelity Series Intrinsic Opportunities Fund	34,063,092	2,788,261	1,626,902	510,123	33,163,750
Fidelity Series Investment Grade Bond Fund	1,029,999,184	48,871,618	206,309,348	26,602,512	847,712,225
Fidelity Series Opportunistic Insights Fund	32,989,272	6,088,956	9,325,954	7,539	28,245,045
Fidelity Series Real Estate Equity Fund	6,123,519	1,302,745	1,854,518	98,270	5,209,839
Fidelity Series Real Estate Income Fund	12,126,833	770,493	1,885,563	529,920	10,578,572
Fidelity Series Short-Term Credit Fund	258,980,352	59,710,858	123,558,311	2,026,447	194,899,180
Fidelity Series Small Cap Discovery Fund	8,977,011	1,252,157	1,825,377	15,303	7,366,759
Fidelity Series Small Cap Opportunities Fund	27,030,652	5,353,243	6,680,422	95,951	22,720,796
Fidelity Series Stock Selector Large Cap Value Fund	44,403,641	10,408,497	11,214,793	624,500	37,527,034
Total	$2,483,693,752	$465,310,657	$677,164,014	$42,955,658	$2,185,005,362

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,093,159,803) — See accompanying schedule		$2,185,005,362
Cash		14
Receivable for investments sold		36,071,578
Receivable for fund shares sold		1,138,157
Total assets		2,222,215,111
Liabilities
Payable for investments purchased	$34,317,826
Payable for fund shares redeemed	2,903,437
Total liabilities		37,221,263
Net Assets		$2,184,993,848
Net Assets consist of:
Paid in capital		$2,079,293,446
Undistributed net investment income		3,104,454
Accumulated undistributed net realized gain (loss) on investments		10,750,389
Net unrealized appreciation (depreciation) on investments		91,845,559
Net Assets, for 194,003,979 shares outstanding		$2,184,993,848
Net Asset Value, offering price and redemption price per share ($2,184,993,848 ÷ 194,003,979 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$42,955,658
Expenses
Independent trustees' compensation	$9,877
Total expenses before reductions	9,877
Expense reductions	(9,877)	–
Net investment income (loss)		42,955,658
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,187,369
Capital gain distributions from underlying funds	30,802,152
Total net realized gain (loss)		34,989,521
Change in net unrealized appreciation (depreciation) on underlying funds		(91,022,412)
Net gain (loss)		(56,032,891)
Net increase (decrease) in net assets resulting from operations		$(13,077,233)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,955,658	$41,649,143
Net realized gain (loss)	34,989,521	38,324,799
Change in net unrealized appreciation (depreciation)	(91,022,412)	12,186,519
Net increase (decrease) in net assets resulting from operations	(13,077,233)	92,160,461
Distributions to shareholders from net investment income	(43,111,926)	(41,088,085)
Distributions to shareholders from net realized gain	(44,541,931)	(68,781,810)
Total distributions	(87,653,857)	(109,869,895)
Share transactions
Proceeds from sales of shares	340,518,385	417,211,028
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom 2000 Fund (note 7)	–	811,551,284
Reinvestment of distributions	86,153,088	108,253,529
Cost of shares redeemed	(624,794,718)	(770,668,399)
Net increase (decrease) in net assets resulting from share transactions	(198,123,245)	566,347,442
Total increase (decrease) in net assets	(298,854,335)	548,638,008
Net Assets
Beginning of period	2,483,848,183	1,935,210,175
End of period (including undistributed net investment income of $3,104,454 and undistributed net investment income of $3,358,995, respectively)	$2,184,993,848	$2,483,848,183
Other Information
Shares
Sold	29,980,171	35,672,865
Issued in exchange for the shares of Fidelity Freedom 2000 Fund (note 7)	–	69,244,991
Issued in reinvestment of distributions	7,584,354	9,327,503
Redeemed	(54,997,625)	(65,948,473)
Net increase (decrease)	(17,433,100)	48,296,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.86	$11.91	$11.60	$11.48
Income from Investment Operations
Net investment income (loss)A	.21	.21	.16	.15	.18
Net realized and unrealized gain (loss)	(.27)	.28	.30	.40	.21
Total from investment operations	(.06)	.49	.46	.55	.39
Distributions from net investment income	(.21)	(.20)	(.16)	(.16)	(.19)
Distributions from net realized gain	(.22)	(.40)	(.35)	(.08)	(.08)
Total distributions	(.43)	(.60)	(.51)	(.24)	(.27)
Net asset value, end of period	$11.26	$11.75	$11.86	$11.91	$11.60
Total ReturnB	(.45)%	4.31%	3.95%	4.79%	3.47%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.86%	1.77%	1.37%	1.32%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$2,184,994	$2,483,848	$1,935,210	$2,191,666	$2,383,705
Portfolio turnover rateC	20%	26%F	31%	14%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	0.9	1.0
Fidelity Series 1000 Value Index Fund	0.5	0.6
Fidelity Series All-Sector Equity Fund	2.9	3.2
Fidelity Series Blue Chip Growth Fund	2.0	2.3
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Equity-Income Fund	3.9	4.2
Fidelity Series Growth & Income Fund	3.0	3.2
Fidelity Series Growth Company Fund	3.6	3.7
Fidelity Series Intrinsic Opportunities Fund	2.3	2.1
Fidelity Series Opportunistic Insights Fund	2.0	2.1
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Discovery Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
Fidelity Series Stock Selector Large Cap Value Fund	2.6	2.7
	27.4	28.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.3
Fidelity Series International Growth Fund	3.4	3.3
Fidelity Series International Small Cap Fund	0.8	0.8
Fidelity Series International Value Fund	3.3	3.3
	13.0	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.2
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.1
Fidelity Series Investment Grade Bond Fund	34.5	36.4
Fidelity Series Real Estate Income Fund	0.5	0.5
	42.1	44.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	11.4	11.1
Fidelity Series Short-Term Credit Fund	6.1	4.7
	17.5	15.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.4%
International Equity Funds	13.0%
Bond Funds	42.1%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	28.5%
International Equity Funds	11.7%
Bond Funds	44.0%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	398,894	$5,365,127
Fidelity Series 1000 Value Index Fund (a)	292,516	3,021,695
Fidelity Series All-Sector Equity Fund (a)	1,343,537	16,915,125
Fidelity Series Blue Chip Growth Fund (a)	1,081,766	11,726,340
Fidelity Series Commodity Strategy Fund (a)(b)	1,456,076	7,120,211
Fidelity Series Equity-Income Fund (a)	1,978,977	22,718,658
Fidelity Series Growth & Income Fund (a)	1,403,141	17,427,013
Fidelity Series Growth Company Fund (a)	1,712,784	20,895,964
Fidelity Series Intrinsic Opportunities Fund (a)	937,050	13,249,891
Fidelity Series Opportunistic Insights Fund (a)	778,858	11,324,594
Fidelity Series Real Estate Equity Fund (a)	148,028	2,088,673
Fidelity Series Small Cap Discovery Fund (a)	299,451	2,985,525
Fidelity Series Small Cap Opportunities Fund (a)	754,111	9,109,662
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,362,917	15,046,600
TOTAL DOMESTIC EQUITY FUNDS
(Cost $151,114,974)		158,995,078

International Equity Funds - 13.0%
Fidelity Series Emerging Markets Fund (a)	2,138,857	31,847,587
Fidelity Series International Growth Fund (a)	1,470,037	19,580,892
Fidelity Series International Small Cap Fund (a)	320,704	4,823,384
Fidelity Series International Value Fund (a)	2,128,132	19,429,842
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $77,122,309)		75,681,705

Bond Funds - 42.1%
Fidelity Series Emerging Markets Debt Fund (a)	386,100	3,664,088
Fidelity Series Floating Rate High Income Fund (a)	160,010	1,436,893
Fidelity Series High Income Fund (a)	1,999,559	17,336,181
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,949,438	19,260,452
Fidelity Series Investment Grade Bond Fund (a)	17,713,111	200,158,154
Fidelity Series Real Estate Income Fund (a)	261,028	2,839,983
TOTAL BOND FUNDS
(Cost $251,168,462)		244,695,751

Short-Term Funds - 17.5%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	65,892,539	65,892,539
Fidelity Series Short-Term Credit Fund (a)	3,549,893	35,463,434
TOTAL SHORT-TERM FUNDS
(Cost $101,340,055)		101,355,973
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $580,745,800)		580,728,507
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,038)
NET ASSETS - 100%		$580,726,469

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$53,736,658	$37,670,862	$25,514,980	$146,726	$65,892,539
Fidelity Series 100 Index Fund	6,275,981	810,811	1,823,967	128,732	5,365,127
Fidelity Series 1000 Value Index Fund	3,574,116	596,927	904,122	77,861	3,021,695
Fidelity Series All-Sector Equity Fund	20,495,442	4,331,598	5,881,664	163,833	16,915,125
Fidelity Series Blue Chip Growth Fund	15,854,437	4,487,385	6,668,614	15,975	11,726,340
Fidelity Series Commodity Strategy Fund	5,054,896	3,773,503	829,845	--	7,120,211
Fidelity Series Emerging Markets Debt Fund	4,099,321	381,623	725,943	235,742	3,664,088
Fidelity Series Emerging Markets Fund	25,272,843	12,741,549	3,408,485	337,753	31,847,587
Fidelity Series Equity-Income Fund	26,831,691	4,805,632	6,640,877	662,090	22,718,658
Fidelity Series Floating Rate High Income Fund	3,170,407	199,999	1,809,658	85,944	1,436,893
Fidelity Series Growth & Income Fund	20,454,897	3,959,245	5,415,734	375,843	17,427,013
Fidelity Series Growth Company Fund	24,102,011	84,745	2,642,058	54,288	20,895,964
Fidelity Series High Income Fund	22,117,636	2,236,032	4,655,321	1,150,507	17,336,181
Fidelity Series Inflation-Protected Bond Index Fund	19,420,974	2,632,346	3,046,767	9,723	19,260,452
Fidelity Series International Growth Fund	22,606,868	4,832,875	6,566,187	206,820	19,580,892
Fidelity Series International Small Cap Fund	5,149,802	1,119,390	1,280,553	39,541	4,823,384
Fidelity Series International Value Fund	22,223,858	5,018,656	5,993,267	389,471	19,429,842
Fidelity Series Intrinsic Opportunities Fund	13,666,097	1,407,281	1,021,123	201,826	13,249,891
Fidelity Series Investment Grade Bond Fund	233,440,707	18,510,827	46,124,705	6,167,618	200,158,154
Fidelity Series Opportunistic Insights Fund	13,309,437	2,419,159	3,801,099	3,024	11,324,594
Fidelity Series Real Estate Equity Fund	2,432,048	531,312	728,270	39,217	2,088,673
Fidelity Series Real Estate Income Fund	3,096,582	282,469	425,848	140,058	2,839,983
Fidelity Series Short-Term Credit Fund	40,926,018	12,845,853	18,278,984	342,022	35,463,434
Fidelity Series Small Cap Discovery Fund	3,620,151	514,234	733,711	6,173	2,985,525
Fidelity Series Small Cap Opportunities Fund	10,844,701	2,075,757	2,626,580	37,996	9,109,662
Fidelity Series Stock Selector Large Cap Value Fund	17,918,432	4,214,342	4,645,367	251,830	15,046,600
Total	$639,696,011	$132,484,412	$162,193,729	$11,270,613	$580,728,507

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $580,745,800) — See accompanying schedule		$580,728,507
Cash		1
Receivable for investments sold		10,034,045
Receivable for fund shares sold		161,259
Total assets		590,923,812
Liabilities
Payable for investments purchased	$9,313,205
Payable for fund shares redeemed	884,138
Total liabilities		10,197,343
Net Assets		$580,726,469
Net Assets consist of:
Paid in capital		$576,801,790
Undistributed net investment income		1,858,864
Accumulated undistributed net realized gain (loss) on investments		2,083,108
Net unrealized appreciation (depreciation) on investments		(17,293)
Net Assets, for 49,801,378 shares outstanding		$580,726,469
Net Asset Value, offering price and redemption price per share ($580,726,469 ÷ 49,801,378 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$11,270,613
Expenses
Independent trustees' compensation	$2,577
Total expenses before reductions	2,577
Expense reductions	(2,577)	–
Net investment income (loss)		11,270,613
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,216,026)
Capital gain distributions from underlying funds	11,230,974
Total net realized gain (loss)		9,014,948
Change in net unrealized appreciation (depreciation) on underlying funds		(27,042,171)
Net gain (loss)		(18,027,223)
Net increase (decrease) in net assets resulting from operations		$(6,756,610)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,270,613	$11,679,596
Net realized gain (loss)	9,014,948	14,270,991
Change in net unrealized appreciation (depreciation)	(27,042,171)	7,790,686
Net increase (decrease) in net assets resulting from operations	(6,756,610)	33,741,273
Distributions to shareholders from net investment income	(11,241,531)	(11,888,764)
Distributions to shareholders from net realized gain	(11,940,080)	(8,829,757)
Total distributions	(23,181,611)	(20,718,521)
Share transactions
Proceeds from sales of shares	93,826,166	116,890,373
Reinvestment of distributions	23,010,988	20,575,995
Cost of shares redeemed	(145,895,309)	(179,752,812)
Net increase (decrease) in net assets resulting from share transactions	(29,058,155)	(42,286,444)
Total increase (decrease) in net assets	(58,996,376)	(29,263,692)
Net Assets
Beginning of period	639,722,845	668,986,537
End of period (including undistributed net investment income of $1,858,864 and undistributed net investment income of $1,901,792, respectively)	$580,726,469	$639,722,845
Other Information
Shares
Sold	7,967,595	9,595,185
Issued in reinvestment of distributions	1,953,066	1,709,561
Redeemed	(12,384,046)	(14,764,112)
Net increase (decrease)	(2,463,385)	(3,459,366)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.01	$11.53	$11.11	$11.13
Income from Investment Operations
Net investment income (loss)A	.22	.22	.16	.15	.17
Net realized and unrealized gain (loss)	(.34)	.40	.58	.51	.12
Total from investment operations	(.12)	.62	.74	.66	.29
Distributions from net investment income	(.22)	(.23)	(.15)	(.17)	(.18)
Distributions from net realized gain	(.23)	(.17)	(.10)	(.07)	(.13)
Total distributions	(.46)B	(.39)C	(.26)D	(.24)	(.31)
Net asset value, end of period	$11.66	$12.24	$12.01	$11.53	$11.11
Total ReturnE	(1.01)%	5.26%	6.43%	5.99%	2.76%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.79%	1.38%	1.38%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$580,726	$639,723	$668,987	$704,183	$797,849
Portfolio turnover rateF	22%	23%	44%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	3.6	3.9
Fidelity Series Blue Chip Growth Fund	2.5	2.8
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Equity-Income Fund	4.8	5.1
Fidelity Series Growth & Income Fund	3.7	3.9
Fidelity Series Growth Company Fund	4.5	4.6
Fidelity Series Intrinsic Opportunities Fund	2.8	2.7
Fidelity Series Opportunistic Insights Fund	2.4	2.6
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Discovery Fund	0.6	0.7
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
Fidelity Series Stock Selector Large Cap Value Fund	3.2	3.3
	33.6	34.8
International Equity Funds
Fidelity Series Emerging Markets Fund	6.3	5.1
Fidelity Series International Growth Fund	4.3	4.2
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	4.3	4.3
	16.0	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	2.7	2.4
Fidelity Series Investment Grade Bond Fund	31.4	33.2
Fidelity Series Real Estate Income Fund	0.5	0.5
	38.4	40.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	7.8	7.3
Fidelity Series Short-Term Credit Fund	4.2	3.1
	12.0	10.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.6%
International Equity Funds	16.0%
Bond Funds	38.4%
Short-Term Funds	12.0%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,631,882	$48,848,820
Fidelity Series 1000 Value Index Fund (a)	2,663,348	27,512,386
Fidelity Series All-Sector Equity Fund (a)	12,232,845	154,011,522
Fidelity Series Blue Chip Growth Fund (a)	9,849,269	106,766,081
Fidelity Series Commodity Strategy Fund (a)(b)	10,682,452	52,237,192
Fidelity Series Equity-Income Fund (a)	18,018,485	206,852,207
Fidelity Series Growth & Income Fund (a)	12,775,317	158,669,435
Fidelity Series Growth Company Fund (a)	15,592,314	190,226,232
Fidelity Series Intrinsic Opportunities Fund (a)	8,476,668	119,860,088
Fidelity Series Opportunistic Insights Fund (a)	7,091,494	103,110,321
Fidelity Series Real Estate Equity Fund (a)	1,347,848	19,018,140
Fidelity Series Small Cap Discovery Fund (a)	2,720,723	27,125,610
Fidelity Series Small Cap Opportunities Fund (a)	6,865,697	82,937,621
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,409,103	136,996,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,294,403,854)		1,434,172,155

International Equity Funds - 16.0%
Fidelity Series Emerging Markets Fund (a)	18,069,770	269,058,869
Fidelity Series International Growth Fund (a)	13,828,694	184,198,204
Fidelity Series International Small Cap Fund (a)	2,997,403	45,080,936
Fidelity Series International Value Fund (a)	20,021,463	182,795,955
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $678,502,676)		681,133,964

Bond Funds - 38.4%
Fidelity Series Emerging Markets Debt Fund (a)	2,863,897	27,178,382
Fidelity Series Floating Rate High Income Fund (a)	1,162,211	10,436,653
Fidelity Series High Income Fund (a)	14,706,548	127,505,770
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,548,091	114,095,136
Fidelity Series Investment Grade Bond Fund (a)	118,802,223	1,342,465,122
Fidelity Series Real Estate Income Fund (a)	1,936,222	21,066,095
TOTAL BOND FUNDS
(Cost $1,684,006,390)		1,642,747,158

Short-Term Funds - 12.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	333,794,019	333,794,019
Fidelity Series Short-Term Credit Fund (a)	17,950,301	179,323,503
TOTAL SHORT-TERM FUNDS
(Cost $513,073,822)		513,117,522
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,169,986,742)		4,271,170,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,168)
NET ASSETS - 100%		$4,271,150,631

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$263,421,239	$211,895,569	$141,522,788	$721,091	$333,794,019
Fidelity Series 100 Index Fund	59,131,612	3,903,485	15,047,560	1,175,661	48,848,820
Fidelity Series 1000 Value Index Fund	33,564,594	3,902,596	7,640,847	710,731	27,512,386
Fidelity Series All-Sector Equity Fund	193,087,366	30,734,253	50,857,461	1,496,218	154,011,522
Fidelity Series Blue Chip Growth Fund	149,722,505	39,229,631	64,201,026	147,792	106,766,081
Fidelity Series Commodity Strategy Fund	38,858,253	25,874,670	5,807,335	--	52,237,192
Fidelity Series Emerging Markets Debt Fund	31,680,969	1,881,164	5,676,325	1,787,358	27,178,382
Fidelity Series Emerging Markets Fund	233,896,417	93,399,456	31,773,864	2,928,792	269,058,869
Fidelity Series Equity-Income Fund	252,480,161	33,728,751	57,967,763	6,132,610	206,852,207
Fidelity Series Floating Rate High Income Fund	24,469,351	788,575	13,879,903	652,844	10,436,653
Fidelity Series Growth & Income Fund	192,631,386	27,840,389	46,887,556	3,485,255	158,669,435
Fidelity Series Growth Company Fund	227,940,501	500,574	32,281,583	500,574	190,226,232
Fidelity Series High Income Fund	168,770,946	11,718,078	35,079,661	8,646,384	127,505,770
Fidelity Series Inflation-Protected Bond Index Fund	118,860,726	14,831,747	21,090,329	58,690	114,095,136
Fidelity Series International Growth Fund	221,349,699	32,024,774	56,209,120	2,004,473	184,198,204
Fidelity Series International Small Cap Fund	50,428,068	7,603,817	11,249,642	382,844	45,080,936
Fidelity Series International Value Fund	217,597,409	33,368,480	50,257,321	3,777,385	182,795,955
Fidelity Series Intrinsic Opportunities Fund	128,797,023	7,073,338	8,483,870	1,867,734	119,860,088
Fidelity Series Investment Grade Bond Fund	1,652,709,077	78,201,676	348,002,358	42,519,254	1,342,465,122
Fidelity Series Opportunistic Insights Fund	125,649,909	16,399,774	33,349,409	27,619	103,110,321
Fidelity Series Real Estate Equity Fund	23,129,058	4,056,211	6,756,267	361,575	19,018,140
Fidelity Series Real Estate Income Fund	24,013,368	1,330,075	3,405,100	1,060,550	21,066,095
Fidelity Series Short-Term Credit Fund	202,708,753	62,232,480	85,437,791	1,708,254	179,323,503
Fidelity Series Small Cap Discovery Fund	34,215,045	3,334,494	6,550,291	56,702	27,125,610
Fidelity Series Small Cap Opportunities Fund	102,203,374	14,992,822	23,194,357	347,910	82,937,621
Fidelity Series Stock Selector Large Cap Value Fund	169,158,331	28,066,999	37,486,642	2,297,774	136,996,500
Total	$4,940,475,140	$788,913,878	$1,200,096,169	$84,856,074	$4,271,170,799

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $4,169,986,742) — See accompanying schedule		$4,271,170,799
Cash		1
Receivable for investments sold		69,866,215
Receivable for fund shares sold		712,919
Other receivables		61,281
Total assets		4,341,811,215
Liabilities
Payable for investments purchased	$61,142,527
Payable for fund shares redeemed	9,456,776
Other payables and accrued expenses	61,281
Total liabilities		70,660,584
Net Assets		$4,271,150,631
Net Assets consist of:
Paid in capital		$4,125,720,220
Undistributed net investment income		12,144,285
Accumulated undistributed net realized gain (loss) on investments		32,102,069
Net unrealized appreciation (depreciation) on investments		101,184,057
Net Assets, for 289,643,472 shares outstanding		$4,271,150,631
Net Asset Value, offering price and redemption price per share ($4,271,150,631 ÷ 289,643,472 shares)		$14.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$84,856,074
Expenses
Independent trustees' compensation	$19,546
Total expenses before reductions	19,546
Expense reductions	(19,546)	–
Net investment income (loss)		84,856,074
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,308,391
Capital gain distributions from underlying funds	99,472,441
Total net realized gain (loss)		109,780,832
Change in net unrealized appreciation (depreciation) on underlying funds		(268,430,453)
Net gain (loss)		(158,649,621)
Net increase (decrease) in net assets resulting from operations		$(73,793,547)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,856,074	$93,364,908
Net realized gain (loss)	109,780,832	121,563,147
Change in net unrealized appreciation (depreciation)	(268,430,453)	81,235,546
Net increase (decrease) in net assets resulting from operations	(73,793,547)	296,163,601
Distributions to shareholders from net investment income	(85,567,414)	(95,294,381)
Distributions to shareholders from net realized gain	(148,122,283)	(121,157,748)
Total distributions	(233,689,697)	(216,452,129)
Share transactions
Proceeds from sales of shares	515,188,222	643,396,098
Reinvestment of distributions	230,831,705	214,226,048
Cost of shares redeemed	(1,107,976,208)	(1,416,664,920)
Net increase (decrease) in net assets resulting from share transactions	(361,956,281)	(559,042,774)
Total increase (decrease) in net assets	(669,439,525)	(479,331,302)
Net Assets
Beginning of period	4,940,590,156	5,419,921,458
End of period (including undistributed net investment income of $12,144,285 and undistributed net investment income of $13,928,125, respectively)	$4,271,150,631	$4,940,590,156
Other Information
Shares
Sold	34,147,494	41,281,295
Issued in reinvestment of distributions	15,340,249	13,915,072
Redeemed	(73,632,012)	(90,929,728)
Net increase (decrease)	(24,144,269)	(35,733,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2010 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$15.51	$14.67	$13.99	$14.05
Income from Investment Operations
Net investment income (loss)A	.28	.28	.22	.22	.23
Net realized and unrealized gain (loss)	(.50)	.62	.99	.80	.17
Total from investment operations	(.22)	.90	1.21	1.02	.40
Distributions from net investment income	(.29)	(.29)	(.21)	(.24)	(.26)
Distributions from net realized gain	(.49)	(.36)	(.16)	(.10)	(.20)
Total distributions	(.78)	(.66)B	(.37)	(.34)	(.46)
Net asset value, end of period	$14.75	$15.75	$15.51	$14.67	$13.99
Total ReturnC	(1.42)%	5.91%	8.31%	7.43%	3.01%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.86%	1.81%	1.43%	1.54%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,271,151	$4,940,590	$5,419,921	$5,879,292	$7,060,086
Portfolio turnover rateD	17%	18%	35%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.4	1.4
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.3	4.6
Fidelity Series Blue Chip Growth Fund	3.0	3.2
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Equity-Income Fund	5.7	6.0
Fidelity Series Growth & Income Fund	4.4	4.6
Fidelity Series Growth Company Fund	5.3	5.5
Fidelity Series Intrinsic Opportunities Fund	3.3	3.1
Fidelity Series Opportunistic Insights Fund	2.9	3.0
Fidelity Series Real Estate Equity Fund	0.5	0.6
Fidelity Series Small Cap Discovery Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	2.3	2.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8	3.9
	39.7	40.7
International Equity Funds
Fidelity Series Emerging Markets Fund	6.9	5.6
Fidelity Series International Growth Fund	5.2	5.1
Fidelity Series International Small Cap Fund	1.3	1.2
Fidelity Series International Value Fund	5.2	5.2
	18.6	17.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.9	1.6
Fidelity Series Investment Grade Bond Fund	28.5	30.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	34.7	36.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	4.6	3.9
Fidelity Series Short-Term Credit Fund	2.4	1.7
	7.0	5.6
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.7%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	17.1%
Bond Funds	36.6%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,410,865	$72,776,140
Fidelity Series 1000 Value Index Fund (a)	3,968,023	40,989,673
Fidelity Series All-Sector Equity Fund (a)	18,225,026	229,453,074
Fidelity Series Blue Chip Growth Fund (a)	14,673,595	159,061,772
Fidelity Series Commodity Strategy Fund (a)(b)	13,333,866	65,202,604
Fidelity Series Equity-Income Fund (a)	26,844,273	308,172,259
Fidelity Series Growth & Income Fund (a)	19,032,691	236,386,018
Fidelity Series Growth Company Fund (a)	23,225,889	283,355,841
Fidelity Series Intrinsic Opportunities Fund (a)	12,544,930	177,385,315
Fidelity Series Opportunistic Insights Fund (a)	10,565,156	153,617,375
Fidelity Series Real Estate Equity Fund (a)	2,007,917	28,331,715
Fidelity Series Small Cap Discovery Fund (a)	4,086,288	40,740,289
Fidelity Series Small Cap Opportunities Fund (a)	10,228,320	123,558,106
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,487,587	204,102,963
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,889,901,986)		2,123,133,144

International Equity Funds - 18.6%
Fidelity Series Emerging Markets Fund (a)	24,808,869	369,404,058
Fidelity Series International Growth Fund (a)	21,044,199	280,308,733
Fidelity Series International Small Cap Fund (a)	4,499,499	67,672,463
Fidelity Series International Value Fund (a)	30,471,417	278,204,034
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $966,726,339)		995,589,288

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund (a)	3,614,018	34,297,027
Fidelity Series Floating Rate High Income Fund (a)	1,469,074	13,192,284
Fidelity Series High Income Fund (a)	18,419,468	159,696,787
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,109,222	99,879,116
Fidelity Series Investment Grade Bond Fund (a)	134,883,823	1,524,187,198
Fidelity Series Real Estate Income Fund (a)	2,442,594	26,575,418
TOTAL BOND FUNDS
(Cost $1,869,667,419)		1,857,827,830

Short-Term Funds - 7.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	245,979,946	245,979,946
Fidelity Series Short-Term Credit Fund (a)	13,176,805	131,636,279
TOTAL SHORT-TERM FUNDS
(Cost $377,620,147)		377,616,225
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,103,915,891)		5,354,166,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,149)
NET ASSETS - 100%		$5,354,142,338

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$172,766,198	$187,153,305	$113,939,560	$508,893	$245,979,946
Fidelity Series 100 Index Fund	84,404,041	6,268,779	19,043,757	1,733,109	72,776,140
Fidelity Series 1000 Value Index Fund	47,684,655	6,190,543	9,436,532	1,049,493	40,989,673
Fidelity Series All-Sector Equity Fund	275,919,719	46,300,101	64,666,823	2,205,656	229,453,074
Fidelity Series Blue Chip Growth Fund	215,397,883	47,476,721	77,456,452	214,181	159,061,772
Fidelity Series Commodity Strategy Fund	47,301,893	32,550,254	6,369,294	--	65,202,604
Fidelity Series Emerging Markets Debt Fund	37,838,482	2,746,220	5,420,972	2,208,072	34,297,027
Fidelity Series Emerging Markets Fund	317,632,796	126,963,217	37,648,042	4,018,464	369,404,058
Fidelity Series Equity-Income Fund	360,710,990	50,958,349	72,017,277	8,896,153	308,172,259
Fidelity Series Floating Rate High Income Fund	29,677,305	1,211,303	16,489,524	821,213	13,192,284
Fidelity Series Growth & Income Fund	274,955,734	40,814,090	57,392,215	5,051,979	236,386,018
Fidelity Series Growth Company Fund	322,034,186	730,330	30,572,709	730,330	283,355,841
Fidelity Series High Income Fund	204,233,074	15,599,583	37,969,696	10,680,824	159,696,787
Fidelity Series Inflation-Protected Bond Index Fund	97,189,232	18,177,776	16,850,962	49,555	99,879,116
Fidelity Series International Growth Fund	320,044,137	44,097,933	63,556,614	3,058,927	280,308,733
Fidelity Series International Small Cap Fund	73,545,184	11,121,134	14,199,795	584,233	67,672,463
Fidelity Series International Value Fund	317,334,587	46,537,243	58,022,091	5,764,408	278,204,034
Fidelity Series Intrinsic Opportunities Fund	183,816,439	13,393,811	8,747,196	2,730,554	177,385,315
Fidelity Series Investment Grade Bond Fund	1,863,812,814	108,017,254	401,772,493	48,249,675	1,524,187,198
Fidelity Series Opportunistic Insights Fund	179,546,372	25,026,089	42,437,528	40,714	153,617,375
Fidelity Series Real Estate Equity Fund	32,796,898	6,164,019	8,569,333	526,756	28,331,715
Fidelity Series Real Estate Income Fund	29,277,662	1,994,849	3,619,053	1,323,740	26,575,418
Fidelity Series Short-Term Credit Fund	132,502,510	54,155,042	54,889,157	1,172,262	131,636,279
Fidelity Series Small Cap Discovery Fund	48,827,445	5,579,782	8,067,986	83,037	40,740,289
Fidelity Series Small Cap Opportunities Fund	145,885,993	22,687,812	28,800,138	508,445	123,558,106
Fidelity Series Stock Selector Large Cap Value Fund	240,939,850	41,342,982	44,716,036	3,388,776	204,102,963
Total	$6,056,076,079	$963,258,521	$1,302,671,235	$105,599,449	$5,354,166,487

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $5,103,915,891) — See accompanying schedule		$5,354,166,487
Cash		3
Receivable for investments sold		76,166,628
Receivable for fund shares sold		2,437,442
Total assets		5,432,770,560
Liabilities
Payable for investments purchased	$66,493,265
Payable for fund shares redeemed	12,134,957
Total liabilities		78,628,222
Net Assets		$5,354,142,338
Net Assets consist of:
Paid in capital		$5,032,240,994
Undistributed net investment income		13,904,703
Accumulated undistributed net realized gain (loss) on investments		57,746,045
Net unrealized appreciation (depreciation) on investments		250,250,596
Net Assets, for 444,908,659 shares outstanding		$5,354,142,338
Net Asset Value, offering price and redemption price per share ($5,354,142,338 ÷ 444,908,659 shares)		$12.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$105,599,449
Expenses
Independent trustees' compensation	$24,188
Total expenses before reductions	24,188
Expense reductions	(24,188)	–
Net investment income (loss)		105,599,449
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,061,193
Capital gain distributions from underlying funds	142,368,973
Total net realized gain (loss)		153,430,166
Change in net unrealized appreciation (depreciation) on underlying funds		(373,558,088)
Net gain (loss)		(220,127,922)
Net increase (decrease) in net assets resulting from operations		$(114,528,473)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,599,449	$113,043,264
Net realized gain (loss)	153,430,166	161,377,471
Change in net unrealized appreciation (depreciation)	(373,558,088)	108,905,073
Net increase (decrease) in net assets resulting from operations	(114,528,473)	383,325,808
Distributions to shareholders from net investment income	(104,668,229)	(116,494,554)
Distributions to shareholders from net realized gain	(195,999,556)	(261,240,607)
Total distributions	(300,667,785)	(377,735,161)
Share transactions
Proceeds from sales of shares	1,235,616,612	1,457,638,108
Reinvestment of distributions	298,488,989	375,369,098
Cost of shares redeemed	(1,820,928,056)	(2,170,922,299)
Net increase (decrease) in net assets resulting from share transactions	(286,822,455)	(337,915,093)
Total increase (decrease) in net assets	(702,018,713)	(332,324,446)
Net Assets
Beginning of period	6,056,161,051	6,388,485,497
End of period (including undistributed net investment income of $13,904,703 and undistributed net investment income of $13,862,788, respectively)	$5,354,142,338	$6,056,161,051
Other Information
Shares
Sold	100,089,645	113,989,864
Issued in reinvestment of distributions	24,174,139	29,849,055
Redeemed	(148,066,977)	(169,874,789)
Net increase (decrease)	(23,803,193)	(26,035,870)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.91	$12.28	$11.69	$11.74
Income from Investment Operations
Net investment income (loss)A	.23	.23	.18	.18	.20
Net realized and unrealized gain (loss)	(.46)	.57	.91	.69	.12
Total from investment operations	(.23)	.80	1.09	.87	.32
Distributions from net investment income	(.23)	(.25)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.43)	(.54)	(.28)	(.08)	(.16)
Total distributions	(.66)	(.79)	(.46)	(.28)	(.37)
Net asset value, end of period	$12.03	$12.92	$12.91	$12.28	$11.69
Total ReturnB	(1.83)%	6.42%	8.95%	7.60%	2.95%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.87%	1.83%	1.47%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,354,142	$6,056,161	$6,388,485	$6,507,169	$7,255,215
Portfolio turnover rateC	17%	18%	39%	23%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series 1000 Value Index Fund	0.8	0.9
Fidelity Series All-Sector Equity Fund	4.8	5.1
Fidelity Series Blue Chip Growth Fund	3.3	3.6
Fidelity Series Commodity Strategy Fund	1.2	0.8
Fidelity Series Equity-Income Fund	6.4	6.6
Fidelity Series Growth & Income Fund	4.9	5.1
Fidelity Series Growth Company Fund	5.9	6.0
Fidelity Series Intrinsic Opportunities Fund	3.6	3.5
Fidelity Series Opportunistic Insights Fund	3.2	3.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Discovery Fund	0.9	0.9
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
Fidelity Series Stock Selector Large Cap Value Fund	4.2	4.3
	43.9	44.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.3	6.0
Fidelity Series International Growth Fund	5.9	5.8
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	5.8
	20.4	18.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	1.1	0.8
Fidelity Series Investment Grade Bond Fund	24.9	26.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	30.3	32.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	3.5	2.8
Fidelity Series Short-Term Credit Fund	1.9	1.2
	5.4	4.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	18.9%
Bond Funds	32.2%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,175,476	$177,210,154
Fidelity Series 1000 Value Index Fund (a)	9,662,081	99,809,298
Fidelity Series All-Sector Equity Fund (a)	44,378,783	558,728,879
Fidelity Series Blue Chip Growth Fund (a)	35,731,306	387,327,358
Fidelity Series Commodity Strategy Fund (a)(b)	29,843,351	145,933,987
Fidelity Series Equity-Income Fund (a)	65,365,988	750,401,540
Fidelity Series Growth & Income Fund (a)	46,344,072	575,593,371
Fidelity Series Growth Company Fund (a)	56,500,037	689,300,452
Fidelity Series Intrinsic Opportunities Fund (a)	29,946,918	423,449,419
Fidelity Series Opportunistic Insights Fund (a)	25,726,098	374,057,464
Fidelity Series Real Estate Equity Fund (a)	4,889,274	68,987,653
Fidelity Series Small Cap Discovery Fund (a)	10,031,397	100,013,032
Fidelity Series Small Cap Opportunities Fund (a)	24,906,063	300,865,237
Fidelity Series Stock Selector Large Cap Value Fund (a)	45,016,750	496,984,924
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,602,842,741)		5,148,662,768

International Equity Funds - 20.4%
Fidelity Series Emerging Markets Fund (a)	57,819,714	860,935,546
Fidelity Series International Growth Fund (a)	51,523,388	686,291,524
Fidelity Series International Small Cap Fund (a)	10,936,620	164,486,763
Fidelity Series International Value Fund (a)	74,608,803	681,178,369
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,335,319,650)		2,392,892,202

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,801,194	74,033,330
Fidelity Series Floating Rate High Income Fund (a)	3,248,686	29,173,199
Fidelity Series High Income Fund (a)	40,313,828	349,520,891
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,649,443	124,976,499
Fidelity Series Investment Grade Bond Fund (a)	258,204,539	2,917,711,290
Fidelity Series Real Estate Income Fund (a)	5,390,627	58,650,026
TOTAL BOND FUNDS
(Cost $3,609,893,639)		3,554,065,235

Short-Term Funds - 5.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	415,095,932	415,095,932
Fidelity Series Short-Term Credit Fund (a)	22,250,880	222,286,289
TOTAL SHORT-TERM FUNDS
(Cost $637,385,267)		637,382,221
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,185,441,297)		11,733,002,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,557)
NET ASSETS - 100%		$11,732,979,869

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$246,531,532	$355,480,148	$186,915,748	$787,887	$415,095,932
Fidelity Series 100 Index Fund	198,232,278	12,763,100	36,483,088	4,157,687	177,210,154
Fidelity Series 1000 Value Index Fund	112,470,370	13,184,646	17,612,074	2,519,525	99,809,298
Fidelity Series All-Sector Equity Fund	649,206,107	105,896,746	129,131,091	5,291,357	558,728,879
Fidelity Series Blue Chip Growth Fund	513,088,185	97,663,444	160,534,987	510,950	387,327,358
Fidelity Series Commodity Strategy Fund	99,327,375	74,571,881	10,021,355	--	145,933,987
Fidelity Series Emerging Markets Debt Fund	81,224,782	6,184,812	11,524,815	4,731,782	74,033,330
Fidelity Series Emerging Markets Fund	728,207,865	282,175,948	62,426,061	9,291,285	860,935,546
Fidelity Series Equity-Income Fund	847,257,671	111,865,759	133,944,744	21,154,132	750,401,540
Fidelity Series Floating Rate High Income Fund	62,829,011	2,955,079	33,999,395	1,771,462	29,173,199
Fidelity Series Growth & Income Fund	646,379,942	92,656,499	111,018,218	12,008,539	575,593,371
Fidelity Series Growth Company Fund	756,193,199	1,746,740	47,018,565	1,746,740	689,300,452
Fidelity Series High Income Fund	432,748,175	33,359,765	68,945,614	23,019,292	349,520,891
Fidelity Series Inflation-Protected Bond Index Fund	107,377,552	33,968,454	18,225,455	57,285	124,976,499
Fidelity Series International Growth Fund	758,908,123	97,199,854	120,274,716	7,425,965	686,291,524
Fidelity Series International Small Cap Fund	174,647,827	25,285,871	28,478,622	1,418,294	164,486,763
Fidelity Series International Value Fund	753,356,123	102,841,162	107,706,245	13,993,871	681,178,369
Fidelity Series Intrinsic Opportunities Fund	432,252,591	34,610,352	16,820,760	6,503,259	423,449,419
Fidelity Series Investment Grade Bond Fund	3,495,690,699	230,504,188	722,639,911	91,522,415	2,917,711,290
Fidelity Series Opportunistic Insights Fund	422,463,954	55,651,033	83,581,362	97,674	374,057,464
Fidelity Series Real Estate Equity Fund	76,872,858	14,244,718	17,398,252	1,263,262	68,987,653
Fidelity Series Real Estate Income Fund	61,797,725	4,551,013	5,398,785	2,869,963	58,650,026
Fidelity Series Short-Term Credit Fund	191,155,658	108,436,822	77,126,053	1,806,732	222,286,289
Fidelity Series Small Cap Discovery Fund	107,047,176	18,328,109	12,160,375	197,866	100,013,032
Fidelity Series Small Cap Opportunities Fund	348,834,138	49,557,959	59,044,245	1,214,814	300,865,237
Fidelity Series Stock Selector Large Cap Value Fund	564,673,391	94,497,084	82,263,955	8,131,694	496,984,924
Total	$12,868,774,307	$2,060,181,186	$2,360,694,491	$223,493,732	$11,733,002,426

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $11,185,441,297) — See accompanying schedule		$11,733,002,426
Cash		2
Receivable for investments sold		157,795,556
Receivable for fund shares sold		9,511,650
Other receivables		115,278
Total assets		11,900,424,912
Liabilities
Payable for investments purchased	$144,605,474
Payable for fund shares redeemed	22,724,295
Other payables and accrued expenses	115,274
Total liabilities		167,445,043
Net Assets		$11,732,979,869
Net Assets consist of:
Paid in capital		$11,007,097,060
Undistributed net investment income		27,032,518
Accumulated undistributed net realized gain (loss) on investments		151,289,162
Net unrealized appreciation (depreciation) on investments		547,561,129
Net Assets, for 801,743,820 shares outstanding		$11,732,979,869
Net Asset Value, offering price and redemption price per share ($11,732,979,869 ÷ 801,743,820 shares)		$14.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$223,493,732
Expenses
Independent trustees' compensation	$51,988
Total expenses before reductions	51,988
Expense reductions	(51,988)	–
Net investment income (loss)		223,493,732
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,899,902
Capital gain distributions from underlying funds	335,054,618
Total net realized gain (loss)		356,954,520
Change in net unrealized appreciation (depreciation) on underlying funds		(857,158,495)
Net gain (loss)		(500,203,975)
Net increase (decrease) in net assets resulting from operations		$(276,710,243)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,493,732	$238,478,611
Net realized gain (loss)	356,954,520	362,713,115
Change in net unrealized appreciation (depreciation)	(857,158,495)	253,450,186
Net increase (decrease) in net assets resulting from operations	(276,710,243)	854,641,912
Distributions to shareholders from net investment income	(225,452,665)	(241,771,826)
Distributions to shareholders from net realized gain	(426,323,183)	(638,629,792)
Total distributions	(651,775,848)	(880,401,618)
Share transactions
Proceeds from sales of shares	2,341,926,050	2,545,585,063
Reinvestment of distributions	646,952,369	876,256,708
Cost of shares redeemed	(3,196,310,117)	(3,871,167,620)
Net increase (decrease) in net assets resulting from share transactions	(207,431,698)	(449,325,849)
Total increase (decrease) in net assets	(1,135,917,789)	(475,085,555)
Net Assets
Beginning of period	12,868,897,658	13,343,983,213
End of period (including undistributed net investment income of $27,032,518 and undistributed net investment income of $31,063,751, respectively)	$11,732,979,869	$12,868,897,658
Other Information
Shares
Sold	155,836,068	163,297,632
Issued in reinvestment of distributions	42,910,983	57,245,532
Redeemed	(213,344,363)	(248,377,994)
Net increase (decrease)	(14,597,312)	(27,834,830)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.81	$14.94	$14.16	$14.33
Income from Investment Operations
Net investment income (loss)A	.28	.28	.23	.24	.24
Net realized and unrealized gain (loss)	(.60)	.73	1.22	.89	.08
Total from investment operations	(.32)	1.01	1.45	1.13	.32
Distributions from net investment income	(.28)	(.29)	(.23)	(.25)	(.26)
Distributions from net realized gain	(.53)	(.77)	(.36)	(.10)	(.22)
Total distributions	(.81)	(1.06)	(.58)B	(.35)	(.49)C
Net asset value, end of period	$14.63	$15.76	$15.81	$14.94	$14.16
Total ReturnD	(2.10)%	6.71%	9.83%	8.12%	2.45%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.83%	1.83%	1.49%	1.65%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$11,732,980	$12,868,898	$13,343,983	$13,579,950	$15,423,976
Portfolio turnover rateE	17%	17%	39%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	1.7	1.7
Fidelity Series 1000 Value Index Fund	0.9	1.0
Fidelity Series All-Sector Equity Fund	5.3	5.7
Fidelity Series Blue Chip Growth Fund	3.7	4.0
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	7.1	7.4
Fidelity Series Growth & Income Fund	5.4	5.7
Fidelity Series Growth Company Fund	6.5	6.8
Fidelity Series Intrinsic Opportunities Fund	4.0	3.9
Fidelity Series Opportunistic Insights Fund	3.5	3.7
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Discovery Fund	0.9	1.0
Fidelity Series Small Cap Opportunities Fund	2.9	3.0
Fidelity Series Stock Selector Large Cap Value Fund	4.7	4.8
	48.6	50.2
International Equity Funds
Fidelity Series Emerging Markets Fund	7.8	6.5
Fidelity Series International Growth Fund	6.5	6.6
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	6.5	6.6
	22.4	21.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	19.9	19.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	24.8	24.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	2.7	2.7
Fidelity Series Short-Term Credit Fund	1.5	1.1
	4.2	3.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.2%
International Equity Funds	21.2%
Bond Funds	24.8%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,869,024	$146,188,368
Fidelity Series 1000 Value Index Fund (a)	7,970,721	82,337,547
Fidelity Series All-Sector Equity Fund (a)	36,610,440	460,925,445
Fidelity Series Blue Chip Growth Fund (a)	29,476,936	319,529,991
Fidelity Series Commodity Strategy Fund (a)(b)	22,310,073	109,096,257
Fidelity Series Equity-Income Fund (a)	53,923,481	619,041,557
Fidelity Series Growth & Income Fund (a)	38,231,963	474,840,979
Fidelity Series Growth Company Fund (a)	46,587,089	568,362,490
Fidelity Series Intrinsic Opportunities Fund (a)	24,834,850	351,164,778
Fidelity Series Opportunistic Insights Fund (a)	21,222,698	308,578,024
Fidelity Series Real Estate Equity Fund (a)	4,033,786	56,916,724
Fidelity Series Small Cap Discovery Fund (a)	8,226,479	82,017,994
Fidelity Series Small Cap Opportunities Fund (a)	20,546,059	248,196,395
Fidelity Series Stock Selector Large Cap Value Fund (a)	37,136,412	409,985,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,804,218,253)		4,237,182,533

International Equity Funds - 22.4%
Fidelity Series Emerging Markets Fund (a)	45,677,335	680,135,524
Fidelity Series International Growth Fund (a)	42,946,779	572,051,099
Fidelity Series International Small Cap Fund (a)	9,103,671	136,919,217
Fidelity Series International Value Fund (a)	62,189,895	567,793,738
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,898,155,880)		1,956,899,578

Bond Funds - 24.8%
Fidelity Series Emerging Markets Debt Fund (a)	5,862,233	55,632,589
Fidelity Series Floating Rate High Income Fund (a)	2,408,970	21,632,550
Fidelity Series High Income Fund (a)	29,933,603	259,524,335
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,552,319	44,976,916
Fidelity Series Investment Grade Bond Fund (a)	153,315,430	1,732,464,364
Fidelity Series Real Estate Income Fund (a)	4,015,836	43,692,299
TOTAL BOND FUNDS
(Cost $2,194,093,440)		2,157,923,053

Short-Term Funds - 4.2%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	238,137,551	238,137,551
Fidelity Series Short-Term Credit Fund (a)	12,756,238	127,434,820
TOTAL SHORT-TERM FUNDS
(Cost $365,554,765)		365,572,371
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,262,022,338)		8,717,577,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,835)
NET ASSETS - 100%		$8,717,567,700

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$158,393,897	$203,380,085	$123,636,431	$520,089	$238,137,551
Fidelity Series 100 Index Fund	159,399,458	15,470,133	30,930,735	3,401,161	146,188,368
Fidelity Series 1000 Value Index Fund	90,830,961	12,213,357	14,034,572	2,063,749	82,337,547
Fidelity Series All-Sector Equity Fund	520,443,442	93,726,904	98,753,119	4,328,532	460,925,445
Fidelity Series Blue Chip Growth Fund	411,893,436	82,376,843	123,908,848	413,479	319,529,991
Fidelity Series Commodity Strategy Fund	68,184,018	58,434,397	4,656,950	--	109,096,257
Fidelity Series Emerging Markets Debt Fund	56,518,096	6,460,779	6,063,741	3,443,924	55,632,589
Fidelity Series Emerging Markets Fund	577,182,870	211,409,571	39,911,967	7,328,781	680,135,524
Fidelity Series Equity-Income Fund	674,760,034	107,508,973	102,671,859	17,082,127	619,041,557
Fidelity Series Floating Rate High Income Fund	43,889,096	3,029,401	23,430,542	1,259,010	21,632,550
Fidelity Series Growth & Income Fund	519,408,110	83,033,015	85,439,705	9,709,342	474,840,979
Fidelity Series Growth Company Fund	601,386,899	5,199,928	20,195,483	1,421,647	568,362,490
Fidelity Series High Income Fund	308,629,168	30,155,892	44,841,479	16,765,253	259,524,335
Fidelity Series Inflation-Protected Bond Index Fund	138,815	45,309,588	1,553,504	10,411	44,976,916
Fidelity Series International Growth Fund	621,646,306	88,347,464	96,402,044	6,201,491	572,051,099
Fidelity Series International Small Cap Fund	141,983,562	23,619,272	22,717,677	1,184,412	136,919,217
Fidelity Series International Value Fund	611,146,218	91,057,457	77,931,825	11,686,342	567,793,738
Fidelity Series Intrinsic Opportunities Fund	345,532,038	40,063,567	13,019,063	5,282,297	351,164,778
Fidelity Series Investment Grade Bond Fund	1,778,773,980	346,715,755	349,852,421	49,429,359	1,732,464,364
Fidelity Series Opportunistic Insights Fund	338,659,119	51,012,040	64,598,907	79,901	308,578,024
Fidelity Series Real Estate Equity Fund	61,751,153	12,799,179	14,099,817	1,036,481	56,916,724
Fidelity Series Real Estate Income Fund	43,186,262	5,098,316	2,969,779	2,080,753	43,692,299
Fidelity Series Short-Term Credit Fund	96,842,363	52,142,448	21,439,151	1,175,239	127,434,820
Fidelity Series Small Cap Discovery Fund	91,312,733	11,209,067	9,741,117	162,186	82,017,994
Fidelity Series Small Cap Opportunities Fund	276,876,952	44,854,323	42,412,857	988,137	248,196,395
Fidelity Series Stock Selector Large Cap Value Fund	455,861,329	85,543,671	66,399,002	6,670,180	409,985,984
Total	$9,054,630,315	$1,810,171,425	$1,501,612,595	$153,724,283	$8,717,577,535

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $8,262,022,338) — See accompanying schedule		$8,717,577,535
Cash		2
Receivable for investments sold		108,842,601
Receivable for fund shares sold		7,534,405
Total assets		8,833,954,543
Liabilities
Payable for investments purchased	$96,879,743
Payable for fund shares redeemed	19,507,100
Total liabilities		116,386,843
Net Assets		$8,717,567,700
Net Assets consist of:
Paid in capital		$8,116,898,748
Undistributed net investment income		16,049,704
Accumulated undistributed net realized gain (loss) on investments		129,064,051
Net unrealized appreciation (depreciation) on investments		455,555,197
Net Assets, for 697,981,577 shares outstanding		$8,717,567,700
Net Asset Value, offering price and redemption price per share ($8,717,567,700 ÷ 697,981,577 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$153,724,283
Expenses
Independent trustees' compensation	$37,358
Total expenses before reductions	37,358
Expense reductions	(37,358)	–
Net investment income (loss)		153,724,283
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	13,132,277
Capital gain distributions from underlying funds	267,293,506
Total net realized gain (loss)		280,425,783
Change in net unrealized appreciation (depreciation) on underlying funds		(658,743,904)
Net gain (loss)		(378,318,121)
Net increase (decrease) in net assets resulting from operations		$(224,593,838)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,724,283	$160,478,182
Net realized gain (loss)	280,425,783	268,601,706
Change in net unrealized appreciation (depreciation)	(658,743,904)	191,886,086
Net increase (decrease) in net assets resulting from operations	(224,593,838)	620,965,974
Distributions to shareholders from net investment income	(154,307,371)	(162,079,001)
Distributions to shareholders from net realized gain	(317,460,022)	(433,254,114)
Total distributions	(471,767,393)	(595,333,115)
Share transactions
Proceeds from sales of shares	1,990,992,008	2,060,840,400
Reinvestment of distributions	469,960,134	593,531,513
Cost of shares redeemed	(2,101,703,829)	(2,490,476,823)
Net increase (decrease) in net assets resulting from share transactions	359,248,313	163,895,090
Total increase (decrease) in net assets	(337,112,918)	189,527,949
Net Assets
Beginning of period	9,054,680,618	8,865,152,669
End of period (including undistributed net investment income of $16,049,704 and undistributed net investment income of $17,931,312, respectively)	$8,717,567,700	$9,054,680,618
Other Information
Shares
Sold	155,101,386	154,616,669
Issued in reinvestment of distributions	36,344,332	45,379,169
Redeemed	(163,912,764)	(186,949,013)
Net increase (decrease)	27,532,954	13,046,825

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.49	$12.58	$11.81	$12.02
Income from Investment Operations
Net investment income (loss)A	.22	.24	.20	.21	.20
Net realized and unrealized gain (loss)	(.54)	.69	1.30	.84	–
Total from investment operations	(.32)	.93	1.50	1.05	.20
Distributions from net investment income	(.23)	(.25)	(.20)	(.22)	(.22)
Distributions from net realized gain	(.47)	(.66)	(.39)	(.06)	(.19)
Total distributions	(.70)	(.91)	(.59)	(.28)	(.41)
Net asset value, end of period	$12.49	$13.51	$13.49	$12.58	$11.81
Total ReturnB	(2.50)%	7.23%	12.08%	9.03%	1.93%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.75%	1.81%	1.53%	1.73%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,717,568	$9,054,681	$8,865,153	$8,229,885	$8,598,936
Portfolio turnover rateC	17%	19%	46%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.0	2.1
Fidelity Series 1000 Value Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	6.4	6.8
Fidelity Series Blue Chip Growth Fund	4.5	4.8
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	8.6	8.8
Fidelity Series Growth & Income Fund	6.6	6.8
Fidelity Series Growth Company Fund	7.9	8.2
Fidelity Series Intrinsic Opportunities Fund	4.9	4.8
Fidelity Series Opportunistic Insights Fund	4.3	4.4
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Discovery Fund	1.1	1.2
Fidelity Series Small Cap Opportunities Fund	3.5	3.5
Fidelity Series Stock Selector Large Cap Value Fund	5.7	5.8
	58.7	60.0
International Equity Funds
Fidelity Series Emerging Markets Fund	8.8	7.4
Fidelity Series International Growth Fund	8.1	8.1
Fidelity Series International Small Cap Fund	1.9	1.8
Fidelity Series International Value Fund	7.9	8.0
	26.7	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	9.6	8.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	14.5	13.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.8
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.7%
Bond Funds	14.5%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,365,508	$206,666,084
Fidelity Series 1000 Value Index Fund (a)	11,268,246	116,400,980
Fidelity Series All-Sector Equity Fund (a)	51,756,850	651,618,742
Fidelity Series Blue Chip Growth Fund (a)	41,669,883	451,701,527
Fidelity Series Commodity Strategy Fund (a)(b)	26,274,694	128,483,254
Fidelity Series Equity-Income Fund (a)	76,230,056	875,121,040
Fidelity Series Growth & Income Fund (a)	54,047,352	671,268,114
Fidelity Series Growth Company Fund (a)	65,854,926	803,430,096
Fidelity Series Intrinsic Opportunities Fund (a)	35,151,908	497,047,981
Fidelity Series Opportunistic Insights Fund (a)	29,937,362	435,289,244
Fidelity Series Real Estate Equity Fund (a)	5,701,911	80,453,961
Fidelity Series Small Cap Discovery Fund (a)	11,531,510	114,969,158
Fidelity Series Small Cap Opportunities Fund (a)	29,044,515	350,857,738
Fidelity Series Stock Selector Large Cap Value Fund (a)	52,499,877	579,598,642
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,381,326,762)		5,962,906,561

International Equity Funds - 26.7%
Fidelity Series Emerging Markets Fund (a)	59,957,304	892,764,259
Fidelity Series International Growth Fund (a)	61,577,611	820,213,784
Fidelity Series International Small Cap Fund (a)	12,861,756	193,440,811
Fidelity Series International Value Fund (a)	88,541,734	808,386,035
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,692,885,206)		2,714,804,889

Bond Funds - 14.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,752,825	64,084,312
Fidelity Series Floating Rate High Income Fund (a)	2,845,857	25,555,795
Fidelity Series High Income Fund (a)	34,885,343	302,455,925
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,325,966	52,620,545
Fidelity Series Investment Grade Bond Fund (a)	85,937,679	971,095,770
Fidelity Series Real Estate Income Fund (a)	4,738,238	51,552,032
TOTAL BOND FUNDS
(Cost $1,516,007,361)		1,467,364,379

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	3,287,171	3,287,171
Fidelity Series Short-Term Credit Fund (a)	177,617	1,774,399
TOTAL SHORT-TERM FUNDS
(Cost $5,059,740)		5,061,570
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,595,279,069)		10,150,137,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28)
NET ASSETS - 100%		$10,150,137,371

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$69,189,113	$48,705,467	$114,607,408	$128,432	$3,287,171
Fidelity Series 100 Index Fund	227,079,186	16,047,025	39,219,361	4,821,930	206,666,084
Fidelity Series 1000 Value Index Fund	129,441,543	13,804,446	17,143,129	2,922,163	116,400,980
Fidelity Series All-Sector Equity Fund	746,490,580	103,349,610	119,714,555	6,136,716	651,618,742
Fidelity Series Blue Chip Growth Fund	590,975,714	93,634,757	160,040,980	584,780	451,701,527
Fidelity Series Commodity Strategy Fund	81,964,383	67,767,614	6,106,121	--	128,483,254
Fidelity Series Emerging Markets Debt Fund	68,756,744	6,568,694	9,640,367	4,069,471	64,084,312
Fidelity Series Emerging Markets Fund	795,499,759	246,257,292	51,745,249	9,741,341	892,764,259
Fidelity Series Equity-Income Fund	966,782,909	123,866,116	127,804,240	24,288,918	875,121,040
Fidelity Series Floating Rate High Income Fund	52,600,154	3,043,046	27,837,107	1,516,784	25,555,795
Fidelity Series Growth & Income Fund	741,575,937	85,611,371	94,456,694	13,793,204	671,268,114
Fidelity Series Growth Company Fund	862,677,598	7,232,738	40,885,386	2,022,109	803,430,096
Fidelity Series High Income Fund	380,291,487	31,219,611	67,919,910	19,977,619	302,455,925
Fidelity Series Inflation-Protected Bond Index Fund	1,383,920	53,426,804	3,448,834	12,183	52,620,545
Fidelity Series International Growth Fund	901,056,737	94,238,410	113,220,021	9,015,962	820,213,784
Fidelity Series International Small Cap Fund	207,014,304	28,420,187	32,911,469	1,723,699	193,440,811
Fidelity Series International Value Fund	887,251,612	88,818,196	84,304,860	16,990,085	808,386,035
Fidelity Series Intrinsic Opportunities Fund	496,102,649	50,834,231	19,097,432	7,547,058	497,047,981
Fidelity Series Investment Grade Bond Fund	816,016,994	371,284,129	196,866,626	25,332,858	971,095,770
Fidelity Series Opportunistic Insights Fund	485,772,091	58,781,357	85,251,229	113,278	435,289,244
Fidelity Series Real Estate Equity Fund	87,065,299	18,767,068	20,115,394	1,452,485	80,453,961
Fidelity Series Real Estate Income Fund	52,070,803	5,384,577	3,949,799	2,478,681	51,552,032
Fidelity Series Short-Term Credit Fund	58,573,753	1,952,139	58,458,823	395,678	1,774,399
Fidelity Series Small Cap Discovery Fund	130,482,368	13,545,470	13,700,129	228,814	114,969,158
Fidelity Series Small Cap Opportunities Fund	400,358,830	48,570,219	53,303,619	1,398,393	350,857,738
Fidelity Series Stock Selector Large Cap Value Fund	647,142,187	101,006,991	75,364,185	9,434,143	579,598,642
Total	$10,883,616,654	$1,782,137,565	$1,637,112,927	$166,126,784	$10,150,137,399

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $9,595,279,069) — See accompanying schedule		$10,150,137,399
Cash		1
Receivable for investments sold		93,364,326
Receivable for fund shares sold		8,712,098
Other receivables		84,766
Total assets		10,252,298,590
Liabilities
Payable for investments purchased	$83,071,527
Payable for fund shares redeemed	19,004,923
Other payables and accrued expenses	84,769
Total liabilities		102,161,219
Net Assets		$10,150,137,371
Net Assets consist of:
Paid in capital		$9,403,569,731
Undistributed net investment income		12,116,618
Accumulated undistributed net realized gain (loss) on investments		179,592,692
Net unrealized appreciation (depreciation) on investments		554,858,330
Net Assets, for 667,835,104 shares outstanding		$10,150,137,371
Net Asset Value, offering price and redemption price per share ($10,150,137,371 ÷ 667,835,104 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$166,126,784
Expenses
Independent trustees' compensation	$44,357
Total expenses before reductions	44,357
Expense reductions	(44,357)	–
Net investment income (loss)		166,126,784
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	12,331,748
Capital gain distributions from underlying funds	368,137,308
Total net realized gain (loss)		380,469,056
Change in net unrealized appreciation (depreciation) on underlying funds		(890,835,659)
Net gain (loss)		(510,366,603)
Net increase (decrease) in net assets resulting from operations		$(344,239,819)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,126,784	$181,344,730
Net realized gain (loss)	380,469,056	382,619,430
Change in net unrealized appreciation (depreciation)	(890,835,659)	242,179,119
Net increase (decrease) in net assets resulting from operations	(344,239,819)	806,143,279
Distributions to shareholders from net investment income	(167,988,955)	(182,703,661)
Distributions to shareholders from net realized gain	(434,691,308)	(517,563,966)
Total distributions	(602,680,263)	(700,267,627)
Share transactions
Proceeds from sales of shares	1,962,124,614	2,103,387,892
Reinvestment of distributions	599,353,478	697,940,205
Cost of shares redeemed	(2,348,078,251)	(2,957,094,876)
Net increase (decrease) in net assets resulting from share transactions	213,399,841	(155,766,779)
Total increase (decrease) in net assets	(733,520,241)	(49,891,127)
Net Assets
Beginning of period	10,883,657,612	10,933,548,739
End of period (including undistributed net investment income of $12,116,618 and undistributed net investment income of $13,978,790, respectively)	$10,150,137,371	$10,883,657,612
Other Information
Shares
Sold	124,740,082	128,583,860
Issued in reinvestment of distributions	37,649,896	43,483,344
Redeemed	(149,479,206)	(180,864,639)
Net increase (decrease)	12,910,772	(8,797,435)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.62	$16.47	$15.02	$14.07	$14.40
Income from Investment Operations
Net investment income (loss)A	.25	.27	.24	.25	.24
Net realized and unrealized gain (loss)	(.75)	.95	1.71	1.04	(.07)
Total from investment operations	(.50)	1.22	1.95	1.29	.17
Distributions from net investment income	(.26)	(.28)	(.25)	(.27)	(.26)
Distributions from net realized gain	(.67)	(.79)	(.25)	(.07)	(.24)
Total distributions	(.92)B	(1.07)	(.50)	(.34)	(.50)
Net asset value, end of period	$15.20	$16.62	$16.47	$15.02	$14.07
Total ReturnC	(3.17)%	7.76%	13.08%	9.30%	1.48%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.59%	1.68%	1.50%	1.77%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,150,137	$10,883,658	$10,933,549	$10,636,397	$11,654,912
Portfolio turnover rateD	16%	17%	54%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.4
Fidelity Series Blue Chip Growth Fund	4.9	5.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.7
Fidelity Series Growth & Income Fund	7.3	7.4
Fidelity Series Growth Company Fund	8.8	9.0
Fidelity Series Intrinsic Opportunities Fund	5.4	5.2
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,026,097	$134,851,010
Fidelity Series 1000 Value Index Fund (a)	7,395,893	76,399,576
Fidelity Series All-Sector Equity Fund (a)	33,807,470	425,636,049
Fidelity Series Blue Chip Growth Fund (a)	27,230,544	295,179,097
Fidelity Series Commodity Strategy Fund (a)(b)	15,446,691	75,534,320
Fidelity Series Equity-Income Fund (a)	49,739,666	571,011,361
Fidelity Series Growth & Income Fund (a)	35,301,472	438,444,277
Fidelity Series Growth Company Fund (a)	42,992,367	524,506,883
Fidelity Series Intrinsic Opportunities Fund (a)	22,783,649	322,160,798
Fidelity Series Opportunistic Insights Fund (a)	19,577,166	284,651,988
Fidelity Series Real Estate Equity Fund (a)	3,752,124	52,942,465
Fidelity Series Small Cap Discovery Fund (a)	7,633,250	76,103,500
Fidelity Series Small Cap Opportunities Fund (a)	18,950,687	228,924,297
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,013,555	375,509,642
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,514,072,666)		3,881,855,263

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	37,519,018	558,658,181
Fidelity Series International Growth Fund (a)	40,320,067	537,063,287
Fidelity Series International Small Cap Fund (a)	8,371,842	125,912,507
Fidelity Series International Value Fund (a)	58,395,489	533,150,816
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,724,809,273)		1,754,784,791

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	4,051,024	38,444,221
Fidelity Series Floating Rate High Income Fund (a)	1,679,424	15,081,225
Fidelity Series High Income Fund (a)	20,440,996	177,223,438
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,081,137	30,441,638
Fidelity Series Investment Grade Bond Fund (a)	2,639,224	29,823,232
Fidelity Series Real Estate Income Fund (a)	2,799,819	30,462,027
TOTAL BOND FUNDS
(Cost $348,642,653)		321,475,781

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	1,930,155	1,930,155
Fidelity Series Short-Term Credit Fund (a)	104,286	1,041,816
TOTAL SHORT-TERM FUNDS
(Cost $2,970,033)		2,971,971
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,590,494,625)		5,961,087,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57)
NET ASSETS - 100%		$5,961,087,749

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$43,037,218	$24,626,238	$65,733,303	$72,038	$1,930,155
Fidelity Series 100 Index Fund	141,131,943	16,061,667	24,104,302	3,106,544	134,851,010
Fidelity Series 1000 Value Index Fund	79,479,138	13,492,676	10,389,694	1,885,882	76,399,576
Fidelity Series All-Sector Equity Fund	466,580,492	82,795,705	73,620,361	3,953,600	425,636,049
Fidelity Series Blue Chip Growth Fund	371,666,841	66,794,984	96,989,855	371,099	295,179,097
Fidelity Series Commodity Strategy Fund	47,520,051	40,685,869	3,947,427	--	75,534,320
Fidelity Series Emerging Markets Debt Fund	39,102,232	4,888,110	4,670,859	2,366,859	38,444,221
Fidelity Series Emerging Markets Fund	488,648,083	168,630,929	37,658,522	6,097,013	558,658,181
Fidelity Series Equity-Income Fund	608,980,639	99,629,290	81,990,865	15,444,595	571,011,361
Fidelity Series Floating Rate High Income Fund	30,438,836	2,097,245	16,122,185	888,778	15,081,225
Fidelity Series Growth & Income Fund	464,551,848	67,505,222	54,884,230	8,743,210	438,444,277
Fidelity Series Growth Company Fund	532,777,087	18,183,737	9,522,331	1,292,467	524,506,883
Fidelity Series High Income Fund	217,403,165	23,537,618	39,916,942	11,578,037	177,223,438
Fidelity Series Inflation-Protected Bond Index Fund	--	30,805,548	1,096,674	6,896	30,441,638
Fidelity Series International Growth Fund	564,550,503	72,987,671	60,475,526	5,876,720	537,063,287
Fidelity Series International Small Cap Fund	129,921,785	22,243,487	20,255,179	1,118,690	125,912,507
Fidelity Series International Value Fund	556,252,337	77,379,095	46,662,855	11,066,624	533,150,816
Fidelity Series Intrinsic Opportunities Fund	309,935,239	43,421,885	11,828,004	4,796,319	322,160,798
Fidelity Series Investment Grade Bond Fund	39,073,141	51,712,482	60,184,567	1,085,528	29,823,232
Fidelity Series Opportunistic Insights Fund	303,610,636	48,458,844	52,115,277	72,980	284,651,988
Fidelity Series Real Estate Equity Fund	53,634,170	15,149,779	12,635,316	932,500	52,942,465
Fidelity Series Real Estate Income Fund	30,043,197	4,002,235	2,458,373	1,448,330	30,462,027
Fidelity Series Short-Term Credit Fund	36,737,149	1,544,496	37,066,273	228,256	1,041,816
Fidelity Series Small Cap Discovery Fund	78,800,884	15,568,736	8,528,554	146,577	76,103,500
Fidelity Series Small Cap Opportunities Fund	250,066,526	39,438,898	32,253,865	891,494	228,924,297
Fidelity Series Stock Selector Large Cap Value Fund	405,379,894	79,282,887	49,675,866	6,072,795	375,509,642
Total	$6,289,323,034	$ 1,130,925,333	$ 914,787,205	$ 89,543,831	$5,961,087,806

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $5,590,494,625) — See accompanying schedule		$5,961,087,806
Cash		1
Receivable for investments sold		32,387,498
Receivable for fund shares sold		5,874,399
Total assets		5,999,349,704
Liabilities
Payable for investments purchased	$25,651,871
Payable for fund shares redeemed	12,610,084
Total liabilities		38,261,955
Net Assets		$5,961,087,749
Net Assets consist of:
Paid in capital		$5,475,695,308
Undistributed net investment income		1,427,115
Accumulated undistributed net realized gain (loss) on investments		113,372,145
Net unrealized appreciation (depreciation) on investments		370,593,181
Net Assets, for 478,500,462 shares outstanding		$5,961,087,749
Net Asset Value, offering price and redemption price per share ($5,961,087,749 ÷ 478,500,462 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$89,543,831
Expenses
Independent trustees' compensation	$25,733
Total expenses before reductions	25,733
Expense reductions	(25,733)	–
Net investment income (loss)		89,543,831
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,633,000)
Capital gain distributions from underlying funds	232,257,292
Total net realized gain (loss)		230,624,292
Change in net unrealized appreciation (depreciation) on underlying funds		(542,740,379)
Net gain (loss)		(312,116,087)
Net increase (decrease) in net assets resulting from operations		$(222,572,256)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,543,831	$99,678,702
Net realized gain (loss)	230,624,292	219,109,598
Change in net unrealized appreciation (depreciation)	(542,740,379)	153,427,180
Net increase (decrease) in net assets resulting from operations	(222,572,256)	472,215,480
Distributions to shareholders from net investment income	(91,646,599)	(101,858,771)
Distributions to shareholders from net realized gain	(254,170,239)	(335,577,653)
Total distributions	(345,816,838)	(437,436,424)
Share transactions
Proceeds from sales of shares	1,391,620,967	1,464,517,062
Reinvestment of distributions	344,791,446	436,665,855
Cost of shares redeemed	(1,496,280,333)	(1,829,761,212)
Net increase (decrease) in net assets resulting from share transactions	240,132,080	71,421,705
Total increase (decrease) in net assets	(328,257,014)	106,200,761
Net Assets
Beginning of period	6,289,344,763	6,183,144,002
End of period (including undistributed net investment income of $1,427,115 and undistributed net investment income of $5,294,921, respectively)	$5,961,087,749	$6,289,344,763
Other Information
Shares
Sold	108,051,819	108,867,490
Issued in reinvestment of distributions	26,289,610	33,126,797
Redeemed	(115,780,170)	(136,109,768)
Net increase (decrease)	18,561,259	5,884,519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$13.62	$12.57	$11.68	$12.04
Income from Investment Operations
Net investment income (loss)A	.19	.22	.18	.20	.18
Net realized and unrealized gain (loss)	(.65)	.80	1.63	.93	(.14)
Total from investment operations	(.46)	1.02	1.81	1.13	.04
Distributions from net investment income	(.20)	(.23)	(.19)	(.21)	(.19)
Distributions from net realized gain	(.55)	(.75)	(.57)	(.03)	(.21)
Total distributions	(.75)	(.97)B	(.76)	(.24)	(.40)
Net asset value, end of period	$12.46	$13.67	$13.62	$12.57	$11.68
Total ReturnC	(3.59)%	7.90%	14.76%	9.85%	.63%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.62%	1.42%	1.70%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,961,088	$6,289,345	$6,183,144	$5,648,531	$5,857,392
Portfolio turnover rateD	15%	18%	54%	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.4
Fidelity Series Blue Chip Growth Fund	4.9	5.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.7
Fidelity Series Growth & Income Fund	7.3	7.4
Fidelity Series Growth Company Fund	8.8	9.1
Fidelity Series Intrinsic Opportunities Fund	5.4	5.2
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,745,620	$144,528,586
Fidelity Series 1000 Value Index Fund (a)	7,909,574	81,705,902
Fidelity Series All-Sector Equity Fund (a)	36,219,685	456,005,832
Fidelity Series Blue Chip Growth Fund (a)	29,168,589	316,187,504
Fidelity Series Commodity Strategy Fund (a)(b)	16,573,613	81,044,966
Fidelity Series Equity-Income Fund (a)	53,309,026	611,987,622
Fidelity Series Growth & Income Fund (a)	37,820,232	469,727,283
Fidelity Series Growth Company Fund (a)	46,056,099	561,884,413
Fidelity Series Intrinsic Opportunities Fund (a)	24,526,024	346,797,974
Fidelity Series Opportunistic Insights Fund (a)	20,982,117	305,079,988
Fidelity Series Real Estate Equity Fund (a)	4,008,893	56,565,474
Fidelity Series Small Cap Discovery Fund (a)	8,180,882	81,563,395
Fidelity Series Small Cap Opportunities Fund (a)	20,321,939	245,489,020
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,391,092	401,757,651
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,738,541,196)		4,160,325,610

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	40,215,928	598,815,169
Fidelity Series International Growth Fund (a)	43,212,479	575,590,222
Fidelity Series International Small Cap Fund (a)	8,975,128	134,985,920
Fidelity Series International Value Fund (a)	62,584,657	571,397,916
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,850,680,524)		1,880,789,227

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	4,343,632	41,221,070
Fidelity Series Floating Rate High Income Fund (a)	1,806,911	16,226,060
Fidelity Series High Income Fund (a)	21,869,854	189,611,638
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,301,540	32,619,212
Fidelity Series Investment Grade Bond Fund (a)	2,828,490	31,961,942
Fidelity Series Real Estate Income Fund (a)	3,004,645	32,690,532
TOTAL BOND FUNDS
(Cost $374,051,689)		344,330,454

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	2,041,947	2,041,947
Fidelity Series Short-Term Credit Fund (a)	108,002	1,078,943
TOTAL SHORT-TERM FUNDS
(Cost $3,119,363)		3,120,890
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,966,392,772)		6,388,566,181
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72)
NET ASSETS - 100%		$6,388,566,109

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$47,624,725	$25,645,009	$71,227,785	$80,726	$2,041,947
Fidelity Series 100 Index Fund	154,252,842	14,728,114	26,310,429	3,346,702	144,528,586
Fidelity Series 1000 Value Index Fund	87,256,742	12,890,073	11,720,093	2,027,246	81,705,902
Fidelity Series All-Sector Equity Fund	511,263,608	79,658,651	80,621,154	4,259,250	456,005,832
Fidelity Series Blue Chip Growth Fund	406,816,021	65,651,707	106,241,063	402,066	316,187,504
Fidelity Series Commodity Strategy Fund	52,225,272	42,799,391	4,500,935	--	81,044,966
Fidelity Series Emerging Markets Debt Fund	43,053,009	4,638,741	5,503,060	2,568,861	41,221,070
Fidelity Series Emerging Markets Fund	535,684,671	171,747,701	41,895,422	6,566,509	598,815,169
Fidelity Series Equity-Income Fund	667,318,641	94,649,504	89,402,255	16,770,232	611,987,622
Fidelity Series Floating Rate High Income Fund	33,378,622	1,932,142	17,634,896	967,277	16,226,060
Fidelity Series Growth & Income Fund	508,828,132	62,984,030	59,823,882	9,495,723	469,727,283
Fidelity Series Growth Company Fund	590,350,986	11,286,022	21,328,905	1,400,150	561,884,413
Fidelity Series High Income Fund	238,072,282	23,252,157	45,828,389	12,551,929	189,611,638
Fidelity Series Inflation-Protected Bond Index Fund	--	33,091,073	1,255,719	7,407	32,619,212
Fidelity Series International Growth Fund	619,410,927	67,361,548	67,921,349	6,334,419	575,590,222
Fidelity Series International Small Cap Fund	142,568,230	21,622,921	22,759,612	1,206,620	134,985,920
Fidelity Series International Value Fund	610,063,307	72,346,783	52,942,009	11,928,619	571,397,916
Fidelity Series Intrinsic Opportunities Fund	339,687,916	40,880,087	12,537,177	5,220,472	346,797,974
Fidelity Series Investment Grade Bond Fund	42,891,175	55,976,575	66,042,083	1,175,566	31,961,942
Fidelity Series Opportunistic Insights Fund	332,716,326	45,786,497	56,955,806	78,621	305,079,988
Fidelity Series Real Estate Equity Fund	58,948,306	15,065,982	13,905,283	1,001,628	56,565,474
Fidelity Series Real Estate Income Fund	32,995,483	3,740,774	2,814,083	1,568,939	32,690,532
Fidelity Series Short-Term Credit Fund	41,498,101	1,391,890	41,618,391	251,150	1,078,943
Fidelity Series Small Cap Discovery Fund	86,107,650	16,463,481	10,384,508	157,982	81,563,395
Fidelity Series Small Cap Opportunities Fund	274,012,755	39,198,331	37,036,160	963,549	245,489,020
Fidelity Series Stock Selector Large Cap Value Fund	444,139,218	78,198,891	56,034,738	6,532,549	401,757,651
Total	$6,901,164,947	$ 1,102,988,075	$ 1,024,245,186	$ 96,864,192	$6,388,566,181

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $5,966,392,772) — See accompanying schedule		$6,388,566,181
Cash		1
Receivable for investments sold		34,095,397
Receivable for fund shares sold		5,699,579
Total assets		6,428,361,158
Liabilities
Payable for investments purchased	$28,585,964
Payable for fund shares redeemed	11,209,085
Total liabilities		39,795,049
Net Assets		$6,388,566,109
Net Assets consist of:
Paid in capital		$5,834,037,997
Undistributed net investment income		3,556,322
Accumulated undistributed net realized gain (loss) on investments		128,798,381
Net unrealized appreciation (depreciation) on investments		422,173,409
Net Assets, for 729,948,133 shares outstanding		$6,388,566,109
Net Asset Value, offering price and redemption price per share ($6,388,566,109 ÷ 729,948,133 shares)		$8.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$96,864,192
Expenses
Independent trustees' compensation	$27,999
Total expenses before reductions	27,999
Expense reductions	(27,999)	–
Net investment income (loss)		96,864,192
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	14,390,779
Capital gain distributions from underlying funds	250,646,653
Total net realized gain (loss)		265,037,432
Change in net unrealized appreciation (depreciation) on underlying funds		(605,732,454)
Net gain (loss)		(340,695,022)
Net increase (decrease) in net assets resulting from operations		$(243,830,830)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,864,192	$111,586,701
Net realized gain (loss)	265,037,432	258,801,293
Change in net unrealized appreciation (depreciation)	(605,732,454)	160,036,995
Net increase (decrease) in net assets resulting from operations	(243,830,830)	530,424,989
Distributions to shareholders from net investment income	(98,407,460)	(113,793,541)
Distributions to shareholders from net realized gain	(295,579,053)	(394,091,363)
Total distributions	(393,986,513)	(507,884,904)
Share transactions
Proceeds from sales of shares	1,349,322,844	1,483,734,986
Reinvestment of distributions	391,705,825	506,217,688
Cost of shares redeemed	(1,615,836,532)	(2,127,429,073)
Net increase (decrease) in net assets resulting from share transactions	125,192,137	(137,476,399)
Total increase (decrease) in net assets	(512,625,206)	(114,936,314)
Net Assets
Beginning of period	6,901,191,315	7,016,127,629
End of period (including undistributed net investment income of $3,556,322 and undistributed net investment income of $5,784,713, respectively)	$6,388,566,109	$6,901,191,315
Other Information
Shares
Sold	148,778,116	156,496,312
Issued in reinvestment of distributions	42,450,532	54,503,721
Redeemed	(177,637,217)	(224,315,197)
Net increase (decrease)	13,591,431	(13,315,164)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$9.62	$8.78	$8.15	$8.41
Income from Investment Operations
Net investment income (loss)A	.13	.15	.13	.14	.12
Net realized and unrealized gain (loss)	(.46)	.57	1.17	.66	(.10)
Total from investment operations	(.33)	.72	1.30	.80	.02
Distributions from net investment income	(.14)	(.16)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.41)	(.55)	(.33)	(.02)	(.15)
Total distributions	(.55)	(.71)	(.46)	(.17)	(.28)
Net asset value, end of period	$8.75	$9.63	$9.62	$8.78	$8.15
Total ReturnB	(3.62)%	7.86%	15.08%	9.94%	.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.61%	1.40%	1.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,388,566	$6,901,191	$7,016,128	$6,758,570	$7,293,065
Portfolio turnover rateC	16%	17%	49%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.4
Fidelity Series Blue Chip Growth Fund	4.9	5.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.7
Fidelity Series Growth & Income Fund	7.3	7.4
Fidelity Series Growth Company Fund	8.8	9.0
Fidelity Series Intrinsic Opportunities Fund	5.5	5.3
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,892,444	$65,803,373
Fidelity Series 1000 Value Index Fund (a)	3,593,613	37,122,023
Fidelity Series All-Sector Equity Fund (a)	16,506,442	207,816,099
Fidelity Series Blue Chip Growth Fund (a)	13,289,362	144,056,686
Fidelity Series Commodity Strategy Fund (a)(b)	7,579,952	37,065,965
Fidelity Series Equity-Income Fund (a)	24,295,987	278,917,934
Fidelity Series Growth & Income Fund (a)	17,236,012	214,071,267
Fidelity Series Growth Company Fund (a)	20,958,877	255,698,304
Fidelity Series Intrinsic Opportunities Fund (a)	11,289,087	159,627,697
Fidelity Series Opportunistic Insights Fund (a)	9,557,127	138,960,626
Fidelity Series Real Estate Equity Fund (a)	1,818,386	25,657,430
Fidelity Series Small Cap Discovery Fund (a)	3,714,443	37,033,000
Fidelity Series Small Cap Opportunities Fund (a)	9,248,554	111,722,534
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,623,595	183,524,487
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,670,161,578)		1,897,077,425

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund (a)	18,344,442	273,148,747
Fidelity Series International Growth Fund (a)	19,710,027	262,537,558
Fidelity Series International Small Cap Fund (a)	4,092,649	61,553,434
Fidelity Series International Value Fund (a)	28,545,907	260,624,130
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $826,068,823)		857,863,869

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,976,446	18,756,472
Fidelity Series Floating Rate High Income Fund (a)	814,037	7,310,053
Fidelity Series High Income Fund (a)	9,941,731	86,194,805
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,507,263	14,891,762
Fidelity Series Investment Grade Bond Fund (a)	1,289,689	14,573,489
Fidelity Series Real Estate Income Fund (a)	1,365,095	14,852,237
TOTAL BOND FUNDS
(Cost $169,638,989)		156,578,818

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	947,216	947,216
Fidelity Series Short-Term Credit Fund (a)	50,563	505,128
TOTAL SHORT-TERM FUNDS
(Cost $1,451,302)		1,452,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,667,320,692)		2,912,972,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$2,912,972,453

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$20,244,795	$12,906,441	$32,204,020	$35,318	$947,216
Fidelity Series 100 Index Fund	67,228,796	11,286,534	13,614,224	1,500,991	65,803,373
Fidelity Series 1000 Value Index Fund	38,016,048	8,200,810	6,150,983	911,240	37,122,023
Fidelity Series All-Sector Equity Fund	222,122,602	51,693,279	42,063,271	1,910,258	207,816,099
Fidelity Series Blue Chip Growth Fund	176,878,750	40,351,600	51,107,298	178,215	144,056,686
Fidelity Series Commodity Strategy Fund	22,540,341	21,061,280	2,352,610	--	37,065,965
Fidelity Series Emerging Markets Debt Fund	18,610,906	3,184,322	2,623,331	1,137,649	18,756,472
Fidelity Series Emerging Markets Fund	232,807,451	92,472,908	23,074,561	2,939,258	273,148,747
Fidelity Series Equity-Income Fund	289,910,792	62,570,697	47,030,929	7,412,265	278,917,934
Fidelity Series Floating Rate High Income Fund	14,447,165	1,478,852	7,977,665	425,596	7,310,053
Fidelity Series Growth & Income Fund	221,164,420	44,462,860	33,189,943	4,193,413	214,071,267
Fidelity Series Growth Company Fund	253,180,046	14,321,956	3,572,613	620,616	255,698,304
Fidelity Series High Income Fund	103,673,631	14,530,515	20,609,486	5,561,199	86,194,805
Fidelity Series Inflation-Protected Bond Index Fund	--	15,200,294	664,904	3,339	14,891,762
Fidelity Series International Growth Fund	268,931,545	47,306,844	34,631,135	2,833,487	262,537,558
Fidelity Series International Small Cap Fund	61,841,557	13,410,936	10,845,916	539,508	61,553,434
Fidelity Series International Value Fund	265,034,435	48,723,712	27,346,965	5,335,804	260,624,130
Fidelity Series Intrinsic Opportunities Fund	147,542,328	28,141,478	6,790,253	2,322,695	159,627,697
Fidelity Series Investment Grade Bond Fund	18,326,071	25,605,325	28,991,996	520,964	14,573,489
Fidelity Series Opportunistic Insights Fund	144,536,478	30,658,917	29,004,095	35,262	138,960,626
Fidelity Series Real Estate Equity Fund	25,500,687	8,294,687	6,694,154	448,264	25,657,430
Fidelity Series Real Estate Income Fund	14,270,842	2,606,962	1,491,645	697,044	14,852,237
Fidelity Series Short-Term Credit Fund	17,171,981	1,062,179	17,646,806	108,518	505,128
Fidelity Series Small Cap Discovery Fund	37,930,193	8,831,565	5,104,243	70,565	37,033,000
Fidelity Series Small Cap Opportunities Fund	119,061,588	24,809,850	18,664,186	429,190	111,722,534
Fidelity Series Stock Selector Large Cap Value Fund	192,941,019	48,014,295	28,893,901	2,935,936	183,524,487
Total	$2,993,914,467	$ 681,189,098	$ 502,341,133	$ 43,106,594	$2,912,972,456

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,667,320,692) — See accompanying schedule		$2,912,972,456
Cash		3
Receivable for investments sold		16,728,404
Receivable for fund shares sold		4,472,651
Total assets		2,934,173,514
Liabilities
Payable for investments purchased	$14,315,213
Payable for fund shares redeemed	6,885,848
Total liabilities		21,201,061
Net Assets		$2,912,972,453
Net Assets consist of:
Paid in capital		$2,614,683,947
Undistributed net investment income		1,636,455
Accumulated undistributed net realized gain (loss) on investments		51,000,287
Net unrealized appreciation (depreciation) on investments		245,651,764
Net Assets, for 294,651,097 shares outstanding		$2,912,972,453
Net Asset Value, offering price and redemption price per share ($2,912,972,453 ÷ 294,651,097 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$43,106,594
Expenses
Independent trustees' compensation	$12,345
Total expenses before reductions	12,345
Expense reductions	(12,345)	–
Net investment income (loss)		43,106,594
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,687,341)
Capital gain distributions from underlying funds	112,033,083
Total net realized gain (loss)		109,345,742
Change in net unrealized appreciation (depreciation) on underlying funds		(257,102,571)
Net gain (loss)		(147,756,829)
Net increase (decrease) in net assets resulting from operations		$(104,650,235)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,106,594	$47,178,273
Net realized gain (loss)	109,345,742	103,822,843
Change in net unrealized appreciation (depreciation)	(257,102,571)	72,282,553
Net increase (decrease) in net assets resulting from operations	(104,650,235)	223,283,669
Distributions to shareholders from net investment income	(44,002,104)	(47,958,563)
Distributions to shareholders from net realized gain	(119,597,691)	(230,593,594)
Total distributions	(163,599,795)	(278,552,157)
Share transactions
Proceeds from sales of shares	925,423,144	935,975,186
Reinvestment of distributions	163,254,218	278,276,671
Cost of shares redeemed	(901,380,813)	(1,050,162,996)
Net increase (decrease) in net assets resulting from share transactions	187,296,549	164,088,861
Total increase (decrease) in net assets	(80,953,481)	108,820,373
Net Assets
Beginning of period	2,993,925,934	2,885,105,561
End of period (including undistributed net investment income of $1,636,455 and undistributed net investment income of $2,610,789, respectively)	$2,912,972,453	$2,993,925,934
Other Information
Shares
Sold	90,620,446	87,545,773
Issued in reinvestment of distributions	15,691,158	26,697,457
Redeemed	(87,834,689)	(98,275,320)
Net increase (decrease)	18,476,915	15,967,910

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.09	$10.42	$9.65	$9.98
Income from Investment Operations
Net investment income (loss)A	.15	.17	.15	.17	.15
Net realized and unrealized gain (loss)	(.52)	.64	1.39	.79	(.15)
Total from investment operations	(.37)	.81	1.54	.96	–
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.43)	(.89)	(.72)	(.02)	(.17)
Total distributions	(.58)B	(1.06)C	(.87)	(.19)	(.33)D
Net asset value, end of period	$9.89	$10.84	$11.09	$10.42	$9.65
Total ReturnE	(3.59)%	7.93%	15.38%	10.14%	.29%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.62%	1.42%	1.75%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,912,972	$2,993,926	$2,885,106	$2,480,465	$2,432,828
Portfolio turnover rateF	17%	21%	53%	45%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.2	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.4
Fidelity Series Blue Chip Growth Fund	4.9	5.2
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.7
Fidelity Series Growth & Income Fund	7.3	7.4
Fidelity Series Growth Company Fund	8.8	9.0
Fidelity Series Intrinsic Opportunities Fund	5.5	5.3
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.8
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.0	0.7
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,974,946	$53,463,025
Fidelity Series 1000 Value Index Fund (a)	2,915,671	30,118,880
Fidelity Series All-Sector Equity Fund (a)	13,392,478	168,611,304
Fidelity Series Blue Chip Growth Fund (a)	10,782,371	116,880,898
Fidelity Series Commodity Strategy Fund (a)(b)	6,162,672	30,135,468
Fidelity Series Equity-Income Fund (a)	19,711,431	226,287,224
Fidelity Series Growth & Income Fund (a)	13,984,457	173,686,957
Fidelity Series Growth Company Fund (a)	16,993,117	207,316,024
Fidelity Series Intrinsic Opportunities Fund (a)	9,168,713	129,645,600
Fidelity Series Opportunistic Insights Fund (a)	7,745,802	112,623,958
Fidelity Series Real Estate Equity Fund (a)	1,475,349	20,817,173
Fidelity Series Small Cap Discovery Fund (a)	3,001,576	29,925,715
Fidelity Series Small Cap Opportunities Fund (a)	7,500,588	90,607,109
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,505,245	149,097,910
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,352,573,543)		1,539,217,245

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	14,887,654	221,677,165
Fidelity Series International Growth Fund (a)	15,993,286	213,030,573
Fidelity Series International Small Cap Fund (a)	3,321,029	49,948,269
Fidelity Series International Value Fund (a)	23,162,763	211,476,024
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $666,872,848)		696,132,031

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,604,936	15,230,843
Fidelity Series Floating Rate High Income Fund (a)	664,841	5,970,275
Fidelity Series High Income Fund (a)	8,045,546	69,754,881
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,218,442	12,038,210
Fidelity Series Investment Grade Bond Fund (a)	1,046,356	11,823,820
Fidelity Series Real Estate Income Fund (a)	1,106,201	12,035,472
TOTAL BOND FUNDS
(Cost $138,023,927)		126,853,501

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	768,326	768,326
Fidelity Series Short-Term Credit Fund (a)	41,042	410,011
TOTAL SHORT-TERM FUNDS
(Cost $1,177,297)		1,178,337
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,158,647,615)		2,363,381,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		29
NET ASSETS - 100%		$2,363,381,143

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$15,473,117	$11,169,685	$25,874,477	$28,155	$768,326
Fidelity Series 100 Index Fund	52,801,653	10,332,260	10,401,862	1,208,313	53,463,025
Fidelity Series 1000 Value Index Fund	30,095,605	7,303,793	4,944,966	733,768	30,118,880
Fidelity Series All-Sector Equity Fund	175,710,242	44,756,339	32,744,596	1,537,785	168,611,304
Fidelity Series Blue Chip Growth Fund	139,945,042	34,724,219	40,228,599	142,126	116,880,898
Fidelity Series Commodity Strategy Fund	17,873,333	17,409,302	1,806,298	--	30,135,468
Fidelity Series Emerging Markets Debt Fund	14,772,457	2,782,701	1,999,320	911,570	15,230,843
Fidelity Series Emerging Markets Fund	184,803,949	77,854,246	18,003,113	2,364,102	221,677,165
Fidelity Series Equity-Income Fund	229,452,732	54,259,192	36,313,751	5,922,493	226,287,224
Fidelity Series Floating Rate High Income Fund	11,463,362	1,290,978	6,273,932	340,225	5,970,275
Fidelity Series Growth & Income Fund	174,899,640	38,991,790	25,627,318	3,348,862	173,686,957
Fidelity Series Growth Company Fund	204,397,654	11,014,140	1,533,856	498,414	207,316,024
Fidelity Series High Income Fund	82,371,541	12,605,720	16,131,014	4,449,593	69,754,881
Fidelity Series Inflation-Protected Bond Index Fund	--	12,269,764	518,631	2,685	12,038,210
Fidelity Series International Growth Fund	213,508,384	41,834,860	27,143,200	2,278,723	213,030,573
Fidelity Series International Small Cap Fund	49,082,171	11,696,437	8,556,381	433,850	49,948,269
Fidelity Series International Value Fund	210,393,105	43,716,283	22,059,353	4,291,116	211,476,024
Fidelity Series Intrinsic Opportunities Fund	116,793,646	25,219,668	4,992,036	1,859,391	129,645,600
Fidelity Series Investment Grade Bond Fund	14,551,304	20,689,613	23,129,248	416,323	11,823,820
Fidelity Series Opportunistic Insights Fund	114,355,587	26,526,906	22,469,023	28,386	112,623,958
Fidelity Series Real Estate Equity Fund	20,148,123	7,117,346	5,353,843	358,819	20,817,173
Fidelity Series Real Estate Income Fund	11,324,294	2,284,884	1,151,757	557,661	12,035,472
Fidelity Series Short-Term Credit Fund	13,596,057	1,073,952	14,196,025	85,886	410,011
Fidelity Series Small Cap Discovery Fund	30,711,446	6,920,767	4,046,313	56,558	29,925,715
Fidelity Series Small Cap Opportunities Fund	94,236,168	21,672,687	14,619,115	343,383	90,607,109
Fidelity Series Stock Selector Large Cap Value Fund	152,540,691	41,760,746	22,409,403	2,363,418	149,097,910
Total	$2,375,301,303	$ 587,278,278	$ 392,527,430	$34,561,605	$2,363,381,114

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,158,647,615) — See accompanying schedule		$2,363,381,114
Cash		3
Receivable for investments sold		14,365,749
Receivable for fund shares sold		4,525,445
Total assets		2,382,272,311
Liabilities
Payable for investments purchased	$12,628,820
Payable for fund shares redeemed	6,262,348
Total liabilities		18,891,168
Net Assets		$2,363,381,143
Net Assets consist of:
Paid in capital		$2,115,820,089
Undistributed net investment income		1,078,035
Accumulated undistributed net realized gain (loss) on investments		41,749,520
Net unrealized appreciation (depreciation) on investments		204,733,499
Net Assets, for 237,915,279 shares outstanding		$2,363,381,143
Net Asset Value, offering price and redemption price per share ($2,363,381,143 ÷ 237,915,279 shares)		$9.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$34,561,605
Expenses
Independent trustees' compensation	$9,869
Total expenses before reductions	9,869
Expense reductions	(9,869)	–
Net investment income (loss)		34,561,605
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(917,706)
Capital gain distributions from underlying funds	89,929,429
Total net realized gain (loss)		89,011,723
Change in net unrealized appreciation (depreciation) on underlying funds		(205,753,358)
Net gain (loss)		(116,741,635)
Net increase (decrease) in net assets resulting from operations		$(82,180,030)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,561,605	$37,910,015
Net realized gain (loss)	89,011,723	82,517,753
Change in net unrealized appreciation (depreciation)	(205,753,358)	59,963,370
Net increase (decrease) in net assets resulting from operations	(82,180,030)	180,391,138
Distributions to shareholders from net investment income	(35,426,150)	(38,403,121)
Distributions to shareholders from net realized gain	(97,594,012)	(182,970,831)
Total distributions	(133,020,162)	(221,373,952)
Share transactions
Proceeds from sales of shares	795,603,240	838,982,359
Reinvestment of distributions	132,389,605	220,900,399
Cost of shares redeemed	(724,719,368)	(941,424,321)
Net increase (decrease) in net assets resulting from share transactions	203,273,477	118,458,437
Total increase (decrease) in net assets	(11,926,715)	77,475,623
Net Assets
Beginning of period	2,375,307,858	2,297,832,235
End of period (including undistributed net investment income of $1,078,035 and undistributed net investment income of $2,105,386, respectively)	$2,363,381,143	$2,375,307,858
Other Information
Shares
Sold	77,551,171	78,104,778
Issued in reinvestment of distributions	12,655,295	21,105,948
Redeemed	(70,163,494)	(87,508,152)
Net increase (decrease)	20,042,972	11,702,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.15	$10.28	$9.51	$9.88
Income from Investment Operations
Net investment income (loss)A	.15	.17	.15	.16	.14
Net realized and unrealized gain (loss)	(.52)	.65	1.41	.79	(.19)
Total from investment operations	(.37)	.82	1.56	.95	(.05)
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.44)	(.89)	(.54)	(.02)	(.18)
Total distributions	(.60)	(1.07)	(.69)	(.18)B	(.32)
Net asset value, end of period	$9.93	$10.90	$11.15	$10.28	$9.51
Total ReturnC	(3.65)%	7.91%	15.53%	10.18%	(.17)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.49%	1.62%	1.41%	1.71%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,363,381	$2,375,308	$2,297,832	$2,069,745	$2,066,305
Portfolio turnover rateD	17%	23%	57%	44%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.5
Fidelity Series Blue Chip Growth Fund	4.9	5.3
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.8
Fidelity Series Growth & Income Fund	7.3	7.4
Fidelity Series Growth Company Fund	8.5	8.6
Fidelity Series Intrinsic Opportunities Fund	5.7	5.2
Fidelity Series Opportunistic Insights Fund	4.8	4.9
Fidelity Series Real Estate Equity Fund	0.9	0.9
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3	6.4
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	7.9
Fidelity Series International Growth Fund	9.0	9.0
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	8.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.3	0.3
Fidelity Series High Income Fund	2.9	3.3
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.3
Fidelity Series Investment Grade Bond Fund	0.5	0.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	(0.1)
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Net Other Assets*	(0.1)%
Domestic Equity Funds	65.6%
International Equity Funds	27.8%
Bond Funds	5.7%
Short-Term Funds	1.0%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,093,855	$14,712,348
Fidelity Series 1000 Value Index Fund (a)	802,185	8,286,576
Fidelity Series All-Sector Equity Fund (a)	3,685,125	46,395,718
Fidelity Series Blue Chip Growth Fund (a)	2,967,246	32,164,948
Fidelity Series Commodity Strategy Fund (a)(b)	1,708,397	8,354,063
Fidelity Series Equity-Income Fund (a)	5,423,605	62,262,981
Fidelity Series Growth & Income Fund (a)	3,847,343	47,784,000
Fidelity Series Growth Company Fund (a)	4,547,981	55,485,371
Fidelity Series Intrinsic Opportunities Fund (a)	2,602,236	36,795,620
Fidelity Series Opportunistic Insights Fund (a)	2,135,869	31,055,536
Fidelity Series Real Estate Equity Fund (a)	405,905	5,727,324
Fidelity Series Small Cap Discovery Fund (a)	825,271	8,227,953
Fidelity Series Small Cap Opportunities Fund (a)	2,067,542	24,975,909
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,707,209	40,927,588
TOTAL DOMESTIC EQUITY FUNDS
(Cost $417,165,126)		423,155,935

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	4,096,381	60,995,120
Fidelity Series International Growth Fund (a)	4,401,866	58,632,856
Fidelity Series International Small Cap Fund (a)	913,551	13,739,803
Fidelity Series International Value Fund (a)	6,375,004	58,203,786
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $199,868,630)		191,571,565

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	437,789	4,154,621
Fidelity Series Floating Rate High Income Fund (a)	179,968	1,616,113
Fidelity Series High Income Fund (a)	2,184,073	18,935,916
Fidelity Series Inflation-Protected Bond Index Fund (a)	339,431	3,353,582
Fidelity Series Investment Grade Bond Fund (a)	287,606	3,249,947
Fidelity Series Real Estate Income Fund (a)	299,599	3,259,636
TOTAL BOND FUNDS
(Cost $37,458,966)		34,569,815

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	210,997	210,997
Fidelity Series Short-Term Credit Fund (a)	11,304	112,925
TOTAL SHORT-TERM FUNDS
(Cost $323,541)		323,922
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $654,816,263)		649,621,237
NET OTHER ASSETS (LIABILITIES) - 0.0%		30
NET ASSETS - 100%		$649,621,267

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$4,263,640	$2,733,335	$6,785,977	$7,144	$210,997
Fidelity Series 100 Index Fund	11,928,340	5,859,049	3,326,118	315,196	14,712,348
Fidelity Series 1000 Value Index Fund	6,795,241	3,663,928	1,622,363	192,003	8,286,576
Fidelity Series All-Sector Equity Fund	39,206,632	22,141,961	10,254,294	401,143	46,395,718
Fidelity Series Blue Chip Growth Fund	30,665,419	17,110,002	11,236,236	35,920	32,164,948
Fidelity Series Commodity Strategy Fund	3,974,444	5,846,301	637,943	--	8,354,063
Fidelity Series Emerging Markets Debt Fund	3,039,112	1,742,972	554,811	224,689	4,154,621
Fidelity Series Emerging Markets Fund	40,369,885	31,328,623	5,410,867	610,700	60,995,120
Fidelity Series Equity-Income Fund	50,792,034	27,808,649	11,260,867	1,459,093	62,262,981
Fidelity Series Floating Rate High Income Fund	2,513,043	705,165	1,473,047	83,734	1,616,113
Fidelity Series Growth & Income Fund	39,026,124	20,919,110	8,740,720	821,463	47,784,000
Fidelity Series Growth Company Fund	43,931,745	13,702,232	349,819	128,456	55,485,371
Fidelity Series High Income Fund	17,625,324	7,404,036	3,868,089	1,099,672	18,935,916
Fidelity Series Inflation-Protected Bond Index Fund	528,211	3,516,819	768,784	806	3,353,582
Fidelity Series International Growth Fund	47,525,753	22,707,893	7,855,312	588,984	58,632,856
Fidelity Series International Small Cap Fund	10,893,920	5,716,435	2,278,093	112,263	13,739,803
Fidelity Series International Value Fund	46,842,504	23,397,179	6,824,185	1,109,131	58,203,786
Fidelity Series Intrinsic Opportunities Fund	26,048,098	13,760,896	1,247,049	473,107	36,795,620
Fidelity Series Investment Grade Bond Fund	2,977,111	6,900,274	6,565,549	100,708	3,249,947
Fidelity Series Opportunistic Insights Fund	25,510,768	13,808,287	6,851,929	7,404	31,055,536
Fidelity Series Real Estate Equity Fund	4,683,274	3,002,460	1,764,290	93,069	5,727,324
Fidelity Series Real Estate Income Fund	2,513,133	1,197,487	355,110	139,507	3,259,636
Fidelity Series Short-Term Credit Fund	3,039,920	590,376	3,501,129	20,894	112,925
Fidelity Series Small Cap Discovery Fund	6,924,978	3,684,422	1,521,153	14,391	8,227,953
Fidelity Series Small Cap Opportunities Fund	21,335,264	11,146,217	4,953,472	88,090	24,975,909
Fidelity Series Stock Selector Large Cap Value Fund	34,275,216	20,160,498	7,864,024	616,950	40,927,588
Total	$527,229,133	$290,554,606	$117,871,230	$8,744,517	$649,621,237

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $654,816,263) — See accompanying schedule		$649,621,237
Receivable for investments sold		3,365,037
Receivable for fund shares sold		3,001,653
Total assets		655,987,927
Liabilities
Payable for investments purchased	$4,533,401
Payable for fund shares redeemed	1,833,259
Total liabilities		6,366,660
Net Assets		$649,621,267
Net Assets consist of:
Paid in capital		$645,245,426
Undistributed net investment income		318,991
Accumulated undistributed net realized gain (loss) on investments		9,251,876
Net unrealized appreciation (depreciation) on investments		(5,195,026)
Net Assets, for 58,610,871 shares outstanding		$649,621,267
Net Asset Value, offering price and redemption price per share ($649,621,267 ÷ 58,610,871 shares)		$11.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$8,744,517
Expenses
Independent trustees' compensation	$2,407
Total expenses before reductions	2,407
Expense reductions	(2,407)	–
Net investment income (loss)		8,744,517
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,915,373)
Capital gain distributions from underlying funds	23,218,235
Total net realized gain (loss)		19,302,862
Change in net unrealized appreciation (depreciation) on underlying funds		(46,375,902)
Net gain (loss)		(27,073,040)
Net increase (decrease) in net assets resulting from operations		$(18,328,523)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,744,517	$7,076,612
Net realized gain (loss)	19,302,862	14,124,953
Change in net unrealized appreciation (depreciation)	(46,375,902)	12,337,377
Net increase (decrease) in net assets resulting from operations	(18,328,523)	33,538,942
Distributions to shareholders from net investment income	(8,846,293)	(7,011,171)
Distributions to shareholders from net realized gain	(18,950,018)	(13,050,953)
Total distributions	(27,796,311)	(20,062,124)
Share transactions
Proceeds from sales of shares	380,942,373	340,009,147
Reinvestment of distributions	27,737,877	20,046,206
Cost of shares redeemed	(240,165,521)	(196,948,054)
Net increase (decrease) in net assets resulting from share transactions	168,514,729	163,107,299
Total increase (decrease) in net assets	122,389,895	176,584,117
Net Assets
Beginning of period	527,231,372	350,647,255
End of period (including undistributed net investment income of $318,991 and undistributed net investment income of $420,767, respectively)	$649,621,267	$527,231,372
Other Information
Shares
Sold	33,441,712	28,776,439
Issued in reinvestment of distributions	2,391,611	1,718,872
Redeemed	(20,947,202)	(16,665,631)
Net increase (decrease)	14,886,121	13,829,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$11.73	$10.56	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.19	.16	.20	.13
Net realized and unrealized gain (loss)	(.59)	.72	1.51	.80	(.12)
Total from investment operations	(.42)	.91	1.67	1.00	.01
Distributions from net investment income	(.17)	(.18)	(.14)	(.14)	(.11)
Distributions from net realized gain	(.39)	(.39)	(.36)	(.06)	(.13)
Total distributions	(.56)	(.58)C	(.50)	(.21)D	(.24)
Net asset value, end of period	$11.08	$12.06	$11.73	$10.56	$9.77
Total ReturnE,F	(3.69)%	7.98%	16.00%	10.39%	.32%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	-%J
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%J
Expenses net of all reductions	-%	-%	-%	-%	-%J
Net investment income (loss)	1.51%	1.64%	1.40%	1.99%	1.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$649,621	$527,231	$350,647	$155,142	$20,978
Portfolio turnover rateG	20%	21%	47%	45%	8%J

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.141and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund	2.3	2.3
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.1	7.5
Fidelity Series Blue Chip Growth Fund	4.9	5.3
Fidelity Series Commodity Strategy Fund	1.3	0.8
Fidelity Series Equity-Income Fund	9.6	9.9
Fidelity Series Growth & Income Fund	7.4	7.6
Fidelity Series Growth Company Fund	8.2	7.7
Fidelity Series Intrinsic Opportunities Fund	6.0	5.3
Fidelity Series Opportunistic Insights Fund	4.8	5.0
Fidelity Series Real Estate Equity Fund	0.9	1.0
Fidelity Series Small Cap Discovery Fund	1.3	1.3
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
Fidelity Series Stock Selector Large Cap Value Fund	6.2	6.4
	65.1	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund	9.4	8.0
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.1	2.0
Fidelity Series International Value Fund	9.0	9.0
	29.5	27.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.2	0.3
Fidelity Series High Income Fund	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund	0.5	0.2
Fidelity Series Investment Grade Bond Fund	0.5	0.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	0.1	0.8
Fidelity Series Short-Term Credit Fund	0.0	0.3
	0.1	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.9%
Bond Funds	5.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	79,211	$1,065,389
Fidelity Series 1000 Value Index Fund (a)	58,090	600,067
Fidelity Series All-Sector Equity Fund (a)	266,897	3,360,238
Fidelity Series Blue Chip Growth Fund (a)	214,943	2,329,980
Fidelity Series Commodity Strategy Fund (a)(b)	122,653	599,775
Fidelity Series Equity-Income Fund (a)	392,962	4,511,205
Fidelity Series Growth & Income Fund (a)	278,603	3,460,251
Fidelity Series Growth Company Fund (a)	315,123	3,844,502
Fidelity Series Intrinsic Opportunities Fund (a)	199,877	2,826,265
Fidelity Series Opportunistic Insights Fund (a)	154,671	2,248,924
Fidelity Series Real Estate Equity Fund (a)	29,393	414,734
Fidelity Series Small Cap Discovery Fund (a)	60,315	601,342
Fidelity Series Small Cap Opportunities Fund (a)	149,737	1,808,818
Fidelity Series Stock Selector Large Cap Value Fund (a)	266,479	2,941,925
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,581,425)		30,613,415

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund (a)	296,060	4,408,339
Fidelity Series International Growth Fund (a)	319,033	4,249,514
Fidelity Series International Small Cap Fund (a)	65,625	987,001
Fidelity Series International Value Fund (a)	461,592	4,214,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,326,783)		13,859,189

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund (a)	30,711	291,446
Fidelity Series Floating Rate High Income Fund (a)	13,022	116,942
Fidelity Series High Income Fund (a)	161,115	1,396,867
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,197	239,066
Fidelity Series Investment Grade Bond Fund (a)	20,807	235,123
Fidelity Series Real Estate Income Fund (a)	21,079	229,340
TOTAL BOND FUNDS
(Cost $2,578,937)		2,508,784

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (a)(c)	15,226	15,226
Fidelity Series Short-Term Credit Fund (a)	823	8,218
TOTAL SHORT-TERM FUNDS
(Cost $23,392)		23,444
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $48,510,537)		47,004,832
NET OTHER ASSETS (LIABILITIES) - 0.0%		14,098
NET ASSETS - 100%		$47,018,930

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	$77,035	$331,551	$393,359	$310	$15,226
Fidelity Series 100 Index Fund	207,862	1,089,010	246,409	17,827	1,065,389
Fidelity Series 1000 Value Index Fund	117,767	635,522	131,308	10,937	600,067
Fidelity Series All-Sector Equity Fund	675,235	3,685,291	775,094	22,595	3,360,238
Fidelity Series Blue Chip Growth Fund	524,806	2,897,678	890,756	1,525	2,329,980
Fidelity Series Commodity Strategy Fund	73,002	604,709	42,274	--	599,775
Fidelity Series Emerging Markets Debt Fund	49,324	273,789	31,710	10,215	291,446
Fidelity Series Emerging Markets Fund	684,113	4,172,934	336,394	34,893	4,408,339
Fidelity Series Equity-Income Fund	881,584	4,799,326	970,999	60,073	4,511,205
Fidelity Series Floating Rate High Income Fund	42,857	123,785	43,725	3,611	116,942
Fidelity Series Growth & Income Fund	674,614	3,591,023	681,222	32,711	3,460,251
Fidelity Series Growth Company Fund	680,865	3,229,491	5,521	6,306	3,844,502
Fidelity Series High Income Fund	293,195	1,377,579	185,978	50,007	1,396,867
Fidelity Series Inflation-Protected Bond Index Fund	10,866	257,664	34,986	47	239,066
Fidelity Series International Growth Fund	805,839	4,075,249	449,817	33,423	4,249,514
Fidelity Series International Small Cap Fund	185,351	948,252	110,398	6,375	987,001
Fidelity Series International Value Fund	799,577	4,115,582	416,885	62,926	4,214,335
Fidelity Series Intrinsic Opportunities Fund	453,075	2,499,429	72,662	22,648	2,826,265
Fidelity Series Investment Grade Bond Fund	47,966	487,636	300,731	4,682	235,123
Fidelity Series Opportunistic Insights Fund	441,774	2,391,902	498,919	418	2,248,924
Fidelity Series Real Estate Equity Fund	80,643	450,540	128,018	4,667	414,734
Fidelity Series Real Estate Income Fund	42,734	210,524	22,032	6,433	229,340
Fidelity Series Short-Term Credit Fund	47,454	112,933	151,670	776	8,218
Fidelity Series Small Cap Discovery Fund	119,086	642,052	129,010	753	601,342
Fidelity Series Small Cap Opportunities Fund	361,437	1,895,006	347,253	4,532	1,808,818
Fidelity Series Stock Selector Large Cap Value Fund	589,650	3,274,132	663,247	34,695	2,941,925
Total	$8,967,711	$48,172,589	$8,060,377	$433,385	$47,004,832

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $48,510,537) — See accompanying schedule		$47,004,832
Receivable for investments sold		359,359
Receivable for fund shares sold		436,216
Total assets		47,800,407
Liabilities
Payable for investments purchased	$504,652
Payable for fund shares redeemed	276,825
Total liabilities		781,477
Net Assets		$47,018,930
Net Assets consist of:
Paid in capital		$48,158,415
Undistributed net investment income		22,482
Accumulated undistributed net realized gain (loss) on investments		343,738
Net unrealized appreciation (depreciation) on investments		(1,505,705)
Net Assets, for 4,808,436 shares outstanding		$47,018,930
Net Asset Value, offering price and redemption price per share ($47,018,930 ÷ 4,808,436 shares)		$9.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$433,385
Expenses
Independent trustees' compensation	$98
Total expenses before reductions	98
Expense reductions	(98)	–
Net investment income (loss)		433,385
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(484,880)
Capital gain distributions from underlying funds	1,225,213
Total net realized gain (loss)		740,333
Change in net unrealized appreciation (depreciation) on underlying funds		(1,590,210)
Net gain (loss)		(849,877)
Net increase (decrease) in net assets resulting from operations		$(416,492)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$433,385	$29,481
Net realized gain (loss)	740,333	76,308
Change in net unrealized appreciation (depreciation)	(1,590,210)	84,505
Net increase (decrease) in net assets resulting from operations	(416,492)	190,294
Distributions to shareholders from net investment income	(415,873)	(24,511)
Distributions to shareholders from net realized gain	(456,803)	(16,100)
Total distributions	(872,676)	(40,611)
Share transactions
Proceeds from sales of shares	53,186,825	9,587,801
Reinvestment of distributions	871,532	40,604
Cost of shares redeemed	(14,718,009)	(810,338)
Net increase (decrease) in net assets resulting from share transactions	39,340,348	8,818,067
Total increase (decrease) in net assets	38,051,180	8,967,750
Net Assets
Beginning of period	8,967,750	–
End of period (including undistributed net investment income of $22,482 and undistributed net investment income of $4,970, respectively)	$47,018,930	$8,967,750
Other Information
Shares
Sold	5,354,053	933,332
Issued in reinvestment of distributions	87,052	3,965
Redeemed	(1,491,147)	(78,819)
Net increase (decrease)	3,949,958	858,478

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.10
Net realized and unrealized gain (loss)	(.53)	.52
Total from investment operations	(.37)	.62
Distributions from net investment income	(.12)	(.10)
Distributions from net realized gain	(.17)	(.07)
Total distributions	(.30)C	(.17)
Net asset value, end of period	$9.78	$10.45
Total ReturnD,E	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%I
Expenses net of fee waivers, if any	-%	-%I
Expenses net of all reductions	-%	-%I
Net investment income (loss)	1.67%	1.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$47,019	$8,968
Portfolio turnover rateF	31%	28%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Income Fund	$2,096,657,508	$123,319,852	$(34,971,998)	$88,347,854
Fidelity Freedom 2005 Fund	583,304,004	18,292,065	(20,867,562)	(2,575,497)
Fidelity Freedom 2010 Fund	4,184,169,376	221,028,249	(134,026,826)	87,001,423
Fidelity Freedom 2015 Fund	5,116,994,125	375,394,950	(138,222,588)	237,172,362
Fidelity Freedom 2020 Fund	11,215,772,634	861,033,981	(343,804,189)	517,229,792
Fidelity Freedom 2025 Fund	8,287,875,716	682,423,950	(252,722,131)	429,701,819
Fidelity Freedom 2030 Fund	9,628,421,570	867,868,440	(346,152,611)	521,715,829
Fidelity Freedom 2035 Fund	5,616,970,211	564,415,817	(220,298,222)	344,117,595
Fidelity Freedom 2040 Fund	5,987,754,255	614,795,284	(213,983,358)	400,811,926
Fidelity Freedom 2045 Fund	2,684,002,025	331,301,848	(102,331,417)	228,970,431
Fidelity Freedom 2050 Fund	2,171,972,934	270,704,794	(79,296,614)	191,408,180
Fidelity Freedom 2055 Fund	660,010,100	25,538,176	(35,927,039)	(10,388,863)
Fidelity Freedom 2060 Fund	49,011,005	771,503	(2,777,676)	(2,006,173)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$3,104,453	$ 14,642,629	$88,347,854
Fidelity Freedom 2005 Fund	1,858,864	4,641,311	(2,575,497)
Fidelity Freedom 2010 Fund	12,205,565	46,284,705	87,001,423
Fidelity Freedom 2015 Fund	13,904,705	70,824,279	237,172,362
Fidelity Freedom 2020 Fund	27,147,796	181,620,500	517,229,792
Fidelity Freedom 2025 Fund	16,049,706	154,917,430	429,701,819
Fidelity Freedom 2030 Fund	12,481,193	212,455,385	521,715,829
Fidelity Freedom 2035 Fund	1,427,116	139,847,731	344,117,595
Fidelity Freedom 2040 Fund	3,556,321	150,159,864	400,811,926
Fidelity Freedom 2045 Fund	1,636,456	67,681,618	228,970,431
Fidelity Freedom 2050 Fund	1,078,035	55,074,837	191,408,180
Fidelity Freedom 2055 Fund	636,736	14,127,969	(10,388,863)
Fidelity Freedom 2060 Fund	99,489	767,199	(2,006,173)

The Fidelity Freedom Income Fund intends to elect to defer to its next fiscal year $394,535 of capital losses recognized during the period November 1, 2015 to March 31, 2016.

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$47,674,346	$39,979,511	$87,653,857
Fidelity Freedom 2005 Fund	12,546,394	10,635,217	23,181,611
Fidelity Freedom 2010 Fund	97,345,157	136,344,540	233,689,697
Fidelity Freedom 2015 Fund	119,934,612	180,733,173	300,667,785
Fidelity Freedom 2020 Fund	261,298,146	390,477,702	651,775,848
Fidelity Freedom 2025 Fund	182,828,387	288,939,006	471,767,393
Fidelity Freedom 2030 Fund	203,286,359	399,393,904	602,680,263
Fidelity Freedom 2035 Fund	115,325,103	230,491,735	345,816,838
Fidelity Freedom 2040 Fund	121,942,792	272,043,721	393,986,513
Fidelity Freedom 2045 Fund	54,756,415	108,843,380	163,599,795
Fidelity Freedom 2050 Fund	44,888,393	88,131,769	133,020,162
Fidelity Freedom 2055 Fund	11,242,480	16,553,831	27,796,311
Fidelity Freedom 2060 Fund	532,304	340,372	872,676

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$53,231,215	$56,638,680	$109,869,895
Fidelity Freedom 2005 Fund	15,685,902	5,032,619	20,718,521
Fidelity Freedom 2010 Fund	131,944,034	84,508,095	216,452,129
Fidelity Freedom 2015 Fund	185,342,090	192,393,071	377,735,161
Fidelity Freedom 2020 Fund	397,060,719	483,340,899	880,401,618
Fidelity Freedom 2025 Fund	262,539,268	332,793,847	595,333,115
Fidelity Freedom 2030 Fund	292,676,448	407,591,179	700,267,627
Fidelity Freedom 2035 Fund	182,021,849	255,414,575	437,436,424
Fidelity Freedom 2040 Fund	218,541,691	289,343,213	507,884,904
Fidelity Freedom 2045 Fund	84,658,690	193,893,467	278,552,157
Fidelity Freedom 2050 Fund	68,766,576	152,607,376	221,373,952
Fidelity Freedom 2055 Fund	13,286,592	6,775,532	20,062,124
Fidelity Freedom 2060 Fund	38,689	1,922	40,611

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	465,310,657	677,164,014
Fidelity Freedom 2005 Fund	132,484,412	162,193,729
Fidelity Freedom 2010 Fund	788,913,878	1,200,096,169
Fidelity Freedom 2015 Fund	963,258,521	1,302,671,235
Fidelity Freedom 2020 Fund	2,060,181,186	2,360,694,491
Fidelity Freedom 2025 Fund	1,810,171,425	1,501,612,595
Fidelity Freedom 2030 Fund	1,782,137,565	1,637,112,927
Fidelity Freedom 2035 Fund	1,130,925,333	914,787,205
Fidelity Freedom 2040 Fund	1,102,988,075	1,024,245,186
Fidelity Freedom 2045 Fund	681,189,098	502,341,133
Fidelity Freedom 2050 Fund	587,278,278	392,527,430
Fidelity Freedom 2055 Fund	290,554,606	117,871,230
Fidelity Freedom 2060 Fund	48,172,589	8,060,377

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Fidelity Freedom Income Fund	$9,877
Fidelity Freedom 2005 Fund	2,577
Fidelity Freedom 2010 Fund	19,546
Fidelity Freedom 2015 Fund	24,188
Fidelity Freedom 2020 Fund	51,988
Fidelity Freedom 2025 Fund	37,358
Fidelity Freedom 2030 Fund	44,357
Fidelity Freedom 2035 Fund	25,733
Fidelity Freedom 2040 Fund	27,999
Fidelity Freedom 2045 Fund	12,345
Fidelity Freedom 2050 Fund	9,869
Fidelity Freedom 2055 Fund	2,407
Fidelity Freedom 2060 Fund	98

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2020 Fund
Fidelity Series Investment Grade Bond Fund	–%	13%
Fidelity Series Short-Term Credit Fund	11%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	33%
Fidelity Series 1000 Value Index Fund	35%
Fidelity Series All-Sector Equity Fund	34%
Fidelity Series Blue Chip Growth Fund	38%
Fidelity Series Commodity Strategy Fund	32%
Fidelity Series Emerging Markets Debt Fund	37%
Fidelity Series Emerging Markets Fund	36%
Fidelity Series Equity-Income Fund	39%
Fidelity Series Floating Rate High Income Fund	37%
Fidelity Series Growth & Income Fund	40%
Fidelity Series Growth Company Fund	39%
Fidelity Series High Income Fund	37%
Fidelity Series Inflation-Protected Bond Index Fund	37%
Fidelity Series International Growth Fund	35%
Fidelity Series International Small Cap Fund	35%
Fidelity Series International Value Fund	35%
Fidelity Series Intrinsic Opportunities Fund	40%
Fidelity Series Investment Grade Bond Fund	41%
Fidelity Series Opportunistic Insights Fund	40%
Fidelity Series Real Estate Equity Fund	34%
Fidelity Series Real Estate Income Fund	37%
Fidelity Series Short-Term Credit Fund	49%
Fidelity Series Small Cap Discovery Fund	40%
Fidelity Series Small Cap Opportunities Fund	35%
Fidelity Series Stock Selector Large Cap Value Fund	40%

7. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $811,551,284, including securities of $810,744,529 and unrealized appreciation of $60,799,908, were combined with the Fidelity Freedom Income Fund's net assets of $1,890,950,497 for total net assets after the acquisition of $2,702,501,781.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$45,878,080
Total net realized gain (loss)	39,593,702
Total change in net unrealized appreciation (depreciation)	24,209,434
Net increase (decrease) in net assets resulting from operations	$109,681,216

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Income Fund's accompanying Statement of Operations since July 25, 2014.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (each a fund of Fidelity Aberdeen Street Trust) at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).
Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Fidelity Freedom Income Fund	- %
Actual		$1,000.00	$1,025.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2005 Fund	- %
Actual		$1,000.00	$1,030.30	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2010 Fund	- %
Actual		$1,000.00	$1,033.40	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2015 Fund	- %
Actual		$1,000.00	$1,035.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2020 Fund	- %
Actual		$1,000.00	$1,036.40	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2025 Fund	- %
Actual		$1,000.00	$1,038.10	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2030 Fund	- %
Actual		$1,000.00	$1,041.00	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2035 Fund	- %
Actual		$1,000.00	$1,042.20	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2040 Fund	- %
Actual		$1,000.00	$1,041.40	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2045 Fund	- %
Actual		$1,000.00	$1,041.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2050 Fund	- %
Actual		$1,000.00	$1,041.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2055 Fund	- %
Actual		$1,000.00	$1,041.60	$-
Hypothetical-C		$1,000.00	$1,025.00	$-
Fidelity Freedom 2060 Fund	- %
Actual		$1,000.00	$1,041.70	$-
Hypothetical-C		$1,000.00	$1,025.00	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	5/16/2016	5/13/2016	$0.015	$0.078
Fidelity Freedom 2005 Fund	5/16/2016	5/13/2016	$0.038	$0.095
Fidelity Freedom 2010 Fund	5/16/2016	5/13/2016	$0.043	$0.163
Fidelity Freedom 2015 Fund	5/16/2016	5/13/2016	$0.032	$0.163
Fidelity Freedom 2020 Fund	5/16/2016	5/13/2016	$0.035	$0.229
Fidelity Freedom 2025 Fund	5/16/2016	5/13/2016	$0.024	$0.223
Fidelity Freedom 2030 Fund	5/16/2016	5/13/2016	$0.019	$0.320
Fidelity Freedom 2035 Fund	5/16/2016	5/13/2016	$0.003	$0.294
Fidelity Freedom 2040 Fund	5/16/2016	5/13/2016	$0.005	$0.207
Fidelity Freedom 2045 Fund	5/16/2016	5/13/2016	$0.006	$0.230
Fidelity Freedom 2050 Fund	5/16/2016	5/13/2016	$0.005	$0.231
Fidelity Freedom 2055 Fund	5/16/2016	5/13/2016	$0.006	$0.239
Fidelity Freedom 2060 Fund	5/16/2016	5/13/2016	$0.005	$0.159

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$33,845,678
Fidelity Freedom 2005 Fund	$9,041,124
Fidelity Freedom 2010 Fund	$104,567,824
Fidelity Freedom 2015 Fund	$144,953,031
Fidelity Freedom 2020 Fund	$338,280,466
Fidelity Freedom 2025 Fund	$270,374,726
Fidelity Freedom 2030 Fund	$365,269,436
Fidelity Freedom 2035 Fund	$227,707,856
Fidelity Freedom 2040 Fund	$254,805,985
Fidelity Freedom 2045 Fund	$109,581,423
Fidelity Freedom 2050 Fund	$88,271,129
Fidelity Freedom 2055 Fund	$20,999,858
Fidelity Freedom 2060 Fund	$1,040,281

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	3.56%
Fidelity Freedom 2005 Fund	2.69%
Fidelity Freedom 2010 Fund	2.26%
Fidelity Freedom 2015 Fund	1.90%
Fidelity Freedom 2020 Fund	1.59%
Fidelity Freedom 2025 Fund	1.14%
Fidelity Freedom 2030 Fund	0.47%
Fidelity Freedom 2035 Fund	0.05%
Fidelity Freedom 2040 Fund	0.05%
Fidelity Freedom 2045 Fund	0.05%
Fidelity Freedom 2050 Fund	0.05%
Fidelity Freedom 2055 Fund	0.05%
Fidelity Freedom 2060 Fund	0.05%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom Income Fund
April 2015	0%
May 2015 (ex-date 5/1/15)	8%
May 2015 (ex-date 5/8/15)	14%
June 2015	14%
July 2015	14%
August 2015	14%
September 2015	14%
October 2015	14%
November 2015	14%
December 2015	14%
February 2016	0%
March 2016	0%
Fidelity Freedom 2005 Fund
May 2015	2%
December 2015	20%
Fidelity Freedom 2010 Fund
May 2015	3%
December 2015	24%
Fidelity Freedom 2015 Fund
May 2015	5%
December 2015	27%
Fidelity Freedom 2020 Fund
May 2015	2%
December 2015	30%
Fidelity Freedom 2025 Fund
May 2015	6%
December 2015	34%
Fidelity Freedom 2030 Fund
May 2015	7%
December 2015	47%
Fidelity Freedom 2035 Fund
May 2015	16%
December 2015	50%
Fidelity Freedom 2040 Fund
May 2015	13%
December 2015	48%
Fidelity Freedom 2045 Fund
May 2015	11%
December 2015	48%
Fidelity Freedom 2050 Fund
May 2015	14%
December 2015	47%
Fidelity Freedom 2055 Fund
May 2015	8%
December 2015	47%
Fidelity Freedom 2060 Fund
May 2015	12%
December 2015	44%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
April 2015	3%
May 2015 (ex-date 5/1/15)	13%
May 2015 (ex-date 5/8/15)	22%
June 2015	22%
July 2015	22%
August 2015	22%
September 2015	22%
October 2015	22%
November 2015	22%
December 2016	22%
January 2016	0%
February 2016	0%
Fidelity Freedom 2005 Fund
May 2015	3%
December 2015	32%
Fidelity Freedom 2010 Fund
May 2015	5%
December 2015	38%
Fidelity Freedom 2015 Fund
May 2015	6%
December 2015	44%
Fidelity Freedom 2020 Fund
May 2015	6%
December 2015	48%
Fidelity Freedom 2025 Fund
May 2015	8%
December 2015	60%
Fidelity Freedom 2030 Fund
May 2015	8%
December 2015	74%
Fidelity Freedom 2035 Fund
May 2015	21%
December 2015	76%
Fidelity Freedom 2040 Fund
May 2015	15%
December 2015	77%
Fidelity Freedom 2045 Fund
May 2015	14%
December 2015	77%
Fidelity Freedom 2050 Fund
May 2015	19%
December 2015	76%
Fidelity Freedom 2055 Fund
May 2015	8%
December 2015	76%
Fidelity Freedom 2060 Fund
May 2015	14%
December 2015	75%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

FF-ANN-0516
1.702316.118

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2016

Contents

Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Class W) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index Income Fund	0.10%	2.83%	3.64%
Class W	0.14%	2.84%	3.64%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index Income Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,614	Fidelity Freedom® Index Income Fund
$12,872	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2005 Fund	(0.40)%	3.58%	5.27%
Class W	(0.36)%	3.58%	5.28%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2005 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,966	Fidelity Freedom® Index 2005 Fund
$12,872	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2010 Fund	(0.72)%	4.39%	6.21%
Class W	(0.66)%	4.40%	6.22%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2010 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,796	Fidelity Freedom® Index 2010 Fund
$12,872	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2015 Fund	(1.10)%	4.59%	6.44%
Class W	(1.13)%	4.58%	6.43%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2015 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,998	Fidelity Freedom® Index 2015 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2020 Fund	(1.34)%	4.76%	7.00%
Class W	(1.29)%	4.77%	7.01%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2020 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,524	Fidelity Freedom® Index 2020 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2025 Fund	(1.72)%	5.36%	7.79%
Class W	(1.67)%	5.37%	7.79%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2025 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,278	Fidelity Freedom® Index 2025 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2030 Fund	(2.44)%	5.49%	8.04%
Class W	(2.38)%	5.50%	8.05%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2030 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,533	Fidelity Freedom® Index 2030 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2035 Fund	(2.93)%	5.70%	8.48%
Class W	(2.82)%	5.73%	8.50%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2035 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,971	Fidelity Freedom® Index 2035 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2040 Fund	(2.91)%	5.76%	8.57%
Class W	(2.86)%	5.77%	8.58%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2040 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,063	Fidelity Freedom® Index 2040 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2045 Fund	(2.88)%	5.81%	8.67%
Class W	(2.83)%	5.82%	8.68%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2045 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,170	Fidelity Freedom® Index 2045 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom® Index 2050 Fund	(2.92)%	5.76%	8.75%
Class W	(2.86)%	5.77%	8.76%

 A From October 2, 2009

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2050 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund, a class of the fund, on October 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,248	Fidelity Freedom® Index 2050 Fund
$23,045	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom® Index 2055 Fund	(2.96)%	6.17%
Class W	(2.91)%	6.18%

 A From June 1, 2011

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund, a class of the fund, on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,359	Fidelity Freedom® Index 2055 Fund
$17,384	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom® Index 2060 Fund	(2.94)%	1.09%
Class W	(2.90)%	1.11%

 A From August 5, 2014.

 The initial offering of Class W took place on June 24, 2015. Returns prior to June 24, 2015 are those of Fidelity Freedom® Index 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,182	Fidelity Freedom® Index 2060 Fund
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies. The Fed added fuel by softening its schedule for future rate hikes, and markets responded.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market – telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, each Freedom Index Fund except Freedom Index Income Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. (For specific Fund results, please refer to the performance section of this report.) Spartan Total Market Index Fund Class F, with its broad exposure to U.S. equities, posted a very slightly negative return for the period. U.S. stock indexes generally outperformed their non-U.S. regional counterparts. For the year, Fidelity Series Global ex U.S. Index Fund returned -9%. Fidelity Series Commodity Strategy Fund Class F registered a -20% return. Interest-rate sensitive U.S. investment-grade bonds, as measured by Spartan U.S. Bond Index Fund Class F, returned 2%. Fidelity Series Inflation-Protected Bond Index Fund Class F returned 2%, and the return for Fidelity Institutional Money Market Portfolio Class F was flattish for the one-year period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	15.7	15.7
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	7.2	7.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	40.1	40.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.0	6.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	29.9	30.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	29.9%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.1%
Bond Funds	40.2%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $27,041,028)	661,037	39,146,637

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $4,030,042)	543,766	2,686,206

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $18,276,666)	1,721,392	17,936,908

Bond Funds - 40.1%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $97,990,105)	8,502,386	100,073,079

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $15,782,228)	1,502,494	14,859,669

Short-Term Funds - 29.9%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $74,654,882)	74,654,882	74,654,882
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $237,774,951)		249,357,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,601)
NET ASSETS - 100%		$249,345,780

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$73,277,092	$16,639,934	$15,262,145	$159,476	$74,654,882
Fidelity Series Commodity Strategy Fund Class F	2,515,650	1,164,306	424,098	--	2,686,206
Fidelity Series Global ex U.S. Index Fund	17,502,936	7,255,234	4,709,013	452,079	17,936,908
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,651,050	2,833,589	2,814,968	29,960	14,859,669
Spartan Total Market Index Fund Class F	38,029,067	12,446,135	10,384,334	741,146	39,146,637
Spartan U.S. Bond Index Fund Class F	98,299,117	23,436,383	21,011,378	2,519,108	100,073,079
Total	$244,274,912	$63,775,581	$54,605,936	$3,901,769	$249,357,381

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $237,774,951) — See accompanying schedule		$249,357,381
Cash		1
Receivable for investments sold		2,378,068
Receivable for fund shares sold		870,170
Receivable from affiliate for expense reductions		12,663
Total assets		252,618,283
Liabilities
Payable for investments purchased	$2,875,351
Payable for fund shares redeemed	375,292
Transfer agent fees payable	21,860
Total liabilities		3,272,503
Net Assets		$249,345,780
Net Assets consist of:
Paid in capital		$238,743,194
Undistributed net investment income		274,024
Accumulated undistributed net realized gain (loss) on investments		(1,253,868)
Net unrealized appreciation (depreciation) on investments		11,582,430
Net Assets		$249,345,780
Freedom Index Income:
Net Asset Value, offering price and redemption price per share ($140,481,221 ÷ 12,367,606 shares)		$11.36
Class W:
Net Asset Value, offering price and redemption price per share ($108,864,559 ÷ 9,594,878 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$3,901,769
Expenses
Transfer agent fees	$331,215
Independent trustees' compensation	1,052
Total expenses before reductions	332,267
Expense reductions	(178,901)	153,366
Net investment income (loss)		3,748,403
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(546,378)
Capital gain distributions from underlying funds	390,581
Total net realized gain (loss)		(155,797)
Change in net unrealized appreciation (depreciation) on investment securities		(3,540,802)
Net gain (loss)		(3,696,599)
Net increase (decrease) in net assets resulting from operations		$51,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,748,403	$3,196,121
Net realized gain (loss)	(155,797)	442,025
Change in net unrealized appreciation (depreciation)	(3,540,802)	3,973,356
Net increase (decrease) in net assets resulting from operations	51,804	7,611,502
Distributions to shareholders from net investment income	(3,586,304)	(3,110,656)
Distributions to shareholders from net realized gain	(178,836)	(1,121,248)
Total distributions	(3,765,140)	(4,231,904)
Share transactions - net increase (decrease)	8,798,766	75,955,207
Total increase (decrease) in net assets	5,085,430	79,334,805
Net Assets
Beginning of period	244,260,350	164,925,545
End of period (including undistributed net investment income of $274,024 and undistributed net investment income of $122,645, respectively)	$249,345,780	$244,260,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$11.32	$11.13	$10.89	$10.74
Income from Investment Operations
Net investment income (loss)A	.16	.17	.13	.12	.13
Net realized and unrealized gain (loss)	(.15)	.26	.20	.29	.24
Total from investment operations	.01	.43	.33	.41	.37
Distributions from net investment income	(.16)	(.16)	(.12)	(.11)	(.13)
Distributions from net realized gain	(.01)	(.07)	(.02)	(.05)	(.09)
Total distributions	(.17)	(.23)	(.14)	(.17)B	(.22)
Net asset value, end of period	$11.36	$11.52	$11.32	$11.13	$10.89
Total ReturnC	.10%	3.83%	2.98%	3.75%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.10%	.09%
Net investment income (loss)	1.39%	1.49%	1.20%	1.06%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$140,481	$244,260	$164,926	$132,753	$67,405
Portfolio turnover rateE	22%	20%F	43%	19%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index Income Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.48
Income from Investment Operations
Net investment income (loss)B	.18
Net realized and unrealized gain (loss)	(.15)
Total from investment operations	.03
Distributions from net investment income	(.15)
Distributions from net realized gain	(.01)
Total distributions	(.16)
Net asset value, end of period	$11.35
Total ReturnC,D	.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$108,865
Portfolio turnover rateF	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	24.5	25.1
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.0
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.0	11.2
Bond Funds
Spartan U.S. Bond Index Fund Class F	36.8	36.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.7	4.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	21.9	21.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.5%
Commodity Funds	1.1%
International Equity Funds	11.0%
Bond Funds	36.8%
Inflation-Protected Bond Funds	4.7%
Short-Term Funds	21.9%

Six months ago
Domestic Equity Funds	25.1%
Commodity Funds	1.0%
International Equity Funds	11.2%
Bond Funds	36.6%
Inflation-Protected Bond Funds	4.7%
Short-Term Funds	21.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 24.5%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $13,292,847)	329,615	19,519,820

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $1,254,164)	172,812	853,689

International Equity Funds - 11.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,011,349)	838,592	8,738,127

Bond Funds - 36.8%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $28,744,964)	2,495,405	29,370,920

Inflation-Protected Bond Funds - 4.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $3,983,205)	382,083	3,778,796

Short-Term Funds - 21.9%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $17,442,500)	17,442,500	17,442,500
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $73,729,029)		79,703,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,999)
NET ASSETS - 100%		$79,699,853

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$15,526,643	$5,901,139	$3,985,283	$35,408	$17,442,500
Fidelity Series Commodity Strategy Fund Class F	765,679	422,957	158,723	--	853,689
Fidelity Series Global ex U.S. Index Fund	8,552,711	3,790,458	2,609,933	215,535	8,738,127
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,438,202	1,130,415	840,780	7,259	3,778,796
Spartan Total Market Index Fund Class F	19,080,970	7,448,007	6,612,131	361,268	19,519,820
Spartan U.S. Bond Index Fund Class F	27,156,184	9,825,745	7,449,282	710,259	29,370,920
Total	$74,520,389	$28,518,721	$21,656,132	$1,329,729	$79,703,852

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $73,729,029) — See accompanying schedule		$79,703,852
Cash		2
Receivable for investments sold		1,342,884
Receivable for fund shares sold		48,285
Receivable from affiliate for expense reductions		4,040
Total assets		81,099,063
Liabilities
Payable for investments purchased	$993,249
Payable for fund shares redeemed	398,470
Transfer agent fees payable	7,491
Total liabilities		1,399,210
Net Assets		$79,699,853
Net Assets consist of:
Paid in capital		$73,871,467
Undistributed net investment income		184,320
Accumulated undistributed net realized gain (loss) on investments		(330,757)
Net unrealized appreciation (depreciation) on investments		5,974,823
Net Assets		$79,699,853
Freedom Index 2005:
Net Asset Value, offering price and redemption price per share ($50,789,527 ÷ 4,080,037 shares)		$12.45
Class W:
Net Asset Value, offering price and redemption price per share ($28,910,326 ÷ 2,322,396 shares)		$12.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$1,329,729
Expenses
Transfer agent fees	$105,551
Independent trustees' compensation	323
Total expenses before reductions	105,874
Expense reductions	(54,545)	51,329
Net investment income (loss)		1,278,400
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(110,041)
Capital gain distributions from underlying funds	149,850
Total net realized gain (loss)		39,809
Change in net unrealized appreciation (depreciation) on investment securities		(1,569,090)
Net gain (loss)		(1,529,281)
Net increase (decrease) in net assets resulting from operations		$(250,881)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,278,400	$1,141,527
Net realized gain (loss)	39,809	249,054
Change in net unrealized appreciation (depreciation)	(1,569,090)	1,857,244
Net increase (decrease) in net assets resulting from operations	(250,881)	3,247,825
Distributions to shareholders from net investment income	(1,242,872)	(1,807,862)
Distributions to shareholders from net realized gain	(24,533)	(305,811)
Total distributions	(1,267,405)	(2,113,673)
Share transactions - net increase (decrease)	6,702,183	6,980,928
Total increase (decrease) in net assets	5,183,897	8,115,080
Net Assets
Beginning of period	74,515,956	66,400,876
End of period (including undistributed net investment income of $184,320 and undistributed net investment income of $148,792, respectively)	$79,699,853	$74,515,956

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.50	$11.91	$11.50	$11.44
Income from Investment Operations
Net investment income (loss)A	.20	.21	.16	.14	.16
Net realized and unrealized gain (loss)	(.25)	.39	.46	.45	.18
Total from investment operations	(.05)	.60	.62	.59	.34
Distributions from net investment income	(.20)	(.33)	(.01)	(.14)	(.14)
Distributions from net realized gain	–B	(.06)	(.02)	(.04)	(.14)
Total distributions	(.21)C	(.39)	(.03)	(.18)	(.28)
Net asset value, end of period	$12.45	$12.71	$12.50	$11.91	$11.50
Total ReturnD	(.40)%	4.87%	5.25%	5.17%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.07%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.07%	.08%	.08%	.09%	.09%
Net investment income (loss)	1.58%	1.65%	1.29%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$50,790	$74,516	$66,401	$62,983	$43,986
Portfolio turnover rateF	28%	22%	49%	23%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2005 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.09)
Distributions from net investment income	(.18)
Distributions from net realized gain	–C
Total distributions	(.19)D
Net asset value, end of period	$12.45
Total ReturnE,F	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$28,910
Portfolio turnover rateH	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	30.7	31.2
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.6	13.9
Bond Funds
Spartan U.S. Bond Index Fund Class F	34.2	33.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.9	4.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	16.5	16.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.7%
Commodity Funds	1.1%
International Equity Funds	13.6%
Bond Funds	34.2%
Inflation-Protected Bond Funds	3.9%
Short-Term Funds	16.5%

Six months ago
Domestic Equity Funds	31.2%
Commodity Funds	1.1%
International Equity Funds	13.9%
Bond Funds	33.8%
Inflation-Protected Bond Funds	4.0%
Short-Term Funds	16.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 30.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $84,853,284)	2,316,789	137,200,248

Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $7,566,204)	1,025,315	5,065,057

International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $61,232,494)	5,850,387	60,961,031

Bond Funds - 34.2%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $149,551,298)	12,997,185	152,976,872

Inflation-Protected Bond Funds - 3.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $18,195,932)	1,767,337	17,478,966

Short-Term Funds - 16.5%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $73,915,755)	73,915,755	73,915,755
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $395,314,967)		447,597,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,334)
NET ASSETS - 100%		$447,578,595

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$74,362,251	$16,628,928	$17,075,424	$156,286	$73,915,755
Fidelity Series Commodity Strategy Fund Class F	5,282,858	1,761,463	870,924	--	5,065,057
Fidelity Series Global ex U.S. Index Fund	68,142,870	16,796,472	16,493,556	1,543,769	60,961,031
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,293,669	2,807,940	3,838,900	35,941	17,478,966
Spartan Total Market Index Fund Class F	152,665,953	28,671,749	40,519,694	2,664,041	137,200,248
Spartan U.S. Bond Index Fund Class F	162,143,677	35,024,174	42,950,449	3,930,716	152,976,872
Total	$480,891,278	$101,690,726	$121,748,947	$8,330,753	$447,597,929

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $395,314,967) — See accompanying schedule		$447,597,929
Cash		2
Receivable for investments sold		5,090,520
Receivable for fund shares sold		5,647,733
Receivable from affiliate for expense reductions		20,104
Total assets		458,356,288
Liabilities
Payable for investments purchased	$9,976,955
Payable for fund shares redeemed	763,606
Transfer agent fees payable	37,132
Total liabilities		10,777,693
Net Assets		$447,578,595
Net Assets consist of:
Paid in capital		$396,653,242
Undistributed net investment income		878,122
Accumulated undistributed net realized gain (loss) on investments		(2,235,731)
Net unrealized appreciation (depreciation) on investments		52,282,962
Net Assets		$447,578,595
Freedom Index 2010:
Net Asset Value, offering price and redemption price per share ($232,187,033 ÷ 17,819,095 shares)		$13.03
Class W:
Net Asset Value, offering price and redemption price per share ($215,391,562 ÷ 16,528,470 shares)		$13.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$8,330,753
Expenses
Transfer agent fees	$608,730
Independent trustees' compensation	1,960
Total expenses before reductions	610,690
Expense reductions	(309,460)	301,230
Net investment income (loss)		8,029,523
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(119,913)
Capital gain distributions from underlying funds	992,792
Total net realized gain (loss)		872,879
Change in net unrealized appreciation (depreciation) on investment securities		(13,115,219)
Net gain (loss)		(12,242,340)
Net increase (decrease) in net assets resulting from operations		$(4,212,817)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,029,523	$7,722,641
Net realized gain (loss)	872,879	2,245,461
Change in net unrealized appreciation (depreciation)	(13,115,219)	13,763,042
Net increase (decrease) in net assets resulting from operations	(4,212,817)	23,731,144
Distributions to shareholders from net investment income	(8,001,626)	(12,415,603)
Distributions to shareholders from net realized gain	(137,366)	(1,861,538)
Total distributions	(8,138,992)	(14,277,141)
Share transactions - net increase (decrease)	(20,930,590)	40,640,329
Total increase (decrease) in net assets	(33,282,399)	50,094,332
Net Assets
Beginning of period	480,860,994	430,766,662
End of period (including undistributed net investment income of $878,122 and undistributed net investment income of $931,171, respectively)	$447,578,595	$480,860,994

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund

	March 31,	March 31,
Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$13.08	$12.27	$11.71	$11.65
Income from Investment Operations
Net investment income (loss)A	.20	.23	.18	.18	.20
Net realized and unrealized gain (loss)	(.30)	.46	.68	.61	.21
Total from investment operations	(.10)	.69	.86	.79	.41
Distributions from net investment income	(.23)	(.35)	(.02)	(.17)	(.18)
Distributions from net realized gain	–B	(.05)	(.04)	(.06)	(.17)
Total distributions	(.23)	(.41)C	(.05)D	(.23)	(.35)
Net asset value, end of period	$13.03	$13.36	$13.08	$12.27	$11.71
Total ReturnE	(.72)%	5.36%	7.05%	6.80%	3.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.52%	1.72%	1.45%	1.54%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$232,187	$480,861	$430,767	$364,853	$238,158
Portfolio turnover rateG	22%	23%	39%	21%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2010 Fund Class W

March 31,
Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.43
Income from Investment Operations
Net investment income (loss)B	.27
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.19)
Distributions from net investment income	(.21)
Distributions from net realized gain	–C
Total distributions	(.21)
Net asset value, end of period	$13.03
Total ReturnD,E	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$215,392
Portfolio turnover rateG	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	36.7	37.1
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.1
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.2	16.4
Bond Funds
Spartan U.S. Bond Index Fund Class F	31.5	31.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.1	3.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	11.3	11.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.7%
Commodity Funds	1.2%
International Equity Funds	16.2%
Bond Funds	31.5%
Inflation-Protected Bond Funds	3.1%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	37.1%
Commodity Funds	1.1%
International Equity Funds	16.4%
Bond Funds	31.3%
Inflation-Protected Bond Funds	3.1%
Short-Term Funds	11.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $222,891,391)	5,627,986	333,289,359

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $15,284,065)	2,112,781	10,437,138

International Equity Funds - 16.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $151,337,210)	14,140,291	147,341,830

Bond Funds - 31.5%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $281,045,760)	24,278,379	285,756,519

Inflation-Protected Bond Funds - 3.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $29,790,847)	2,870,714	28,391,365

Short-Term Funds - 11.3%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $102,954,321)	102,954,321	102,954,321
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $803,303,594)		908,170,532
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,494)
NET ASSETS - 100%		$908,126,038

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$97,245,743	$25,460,235	$19,751,657	$213,587	$102,954,321
Fidelity Series Commodity Strategy Fund Class F	10,192,857	3,798,040	1,304,802	--	10,437,138
Fidelity Series Global ex U.S. Index Fund	151,133,912	44,113,336	30,308,748	3,717,539	147,341,830
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,256,240	6,028,021	5,260,162	56,009	28,391,365
Spartan Total Market Index Fund Class F	340,209,373	74,797,150	73,236,035	6,320,805	333,289,359
Spartan U.S. Bond Index Fund Class F	284,811,941	69,013,071	66,040,887	7,146,494	285,756,519
Total	$910,850,066	$223,209,853	$195,902,291	$17,454,434	$908,170,532

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $803,303,594) — See accompanying schedule		$908,170,532
Cash		2
Receivable for investments sold		12,770,894
Receivable for fund shares sold		3,881,124
Receivable from affiliate for expense reductions		43,463
Total assets		924,866,015
Liabilities
Payable for investments purchased	$15,698,593
Payable for fund shares redeemed	956,670
Transfer agent fees payable	84,714
Total liabilities		16,739,977
Net Assets		$908,126,038
Net Assets consist of:
Paid in capital		$809,740,557
Undistributed net investment income		1,595,516
Accumulated undistributed net realized gain (loss) on investments		(8,076,973)
Net unrealized appreciation (depreciation) on investments		104,866,938
Net Assets		$908,126,038
Freedom Index 2015:
Net Asset Value, offering price and redemption price per share ($577,905,303 ÷ 43,718,918 shares)		$13.22
Class W:
Net Asset Value, offering price and redemption price per share ($330,220,735 ÷ 24,989,907 shares)		$13.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$17,454,434
Expenses
Transfer agent fees	$1,229,147
Independent trustees' compensation	3,837
Total expenses before reductions	1,232,984
Expense reductions	(610,133)	622,851
Net investment income (loss)		16,831,583
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,256,098)
Capital gain distributions from underlying funds	2,216,135
Total net realized gain (loss)		960,037
Change in net unrealized appreciation (depreciation) on investment securities		(28,731,002)
Net gain (loss)		(27,770,965)
Net increase (decrease) in net assets resulting from operations		$(10,939,382)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,831,583	$16,161,989
Net realized gain (loss)	960,037	2,983,584
Change in net unrealized appreciation (depreciation)	(28,731,002)	30,401,705
Net increase (decrease) in net assets resulting from operations	(10,939,382)	49,547,278
Distributions to shareholders from net investment income	(16,720,219)	(26,437,104)
Distributions to shareholders from net realized gain	(202,772)	(3,310,019)
Total distributions	(16,922,991)	(29,747,123)
Share transactions - net increase (decrease)	25,187,493	62,279,171
Total increase (decrease) in net assets	(2,674,880)	82,079,326
Net Assets
Beginning of period	910,800,918	828,721,592
End of period (including undistributed net investment income of $1,595,516 and undistributed net investment income of $1,583,721, respectively)	$908,126,038	$910,800,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$13.31	$12.39	$11.80	$11.71
Income from Investment Operations
Net investment income (loss)A	.23	.25	.20	.19	.20
Net realized and unrealized gain (loss)	(.38)	.52	.75	.63	.22
Total from investment operations	(.15)	.77	.95	.82	.42
Distributions from net investment income	(.25)	(.41)	(.02)	(.18)	(.17)
Distributions from net realized gain	–B	(.05)	(.02)	(.05)	(.15)
Total distributions	(.25)	(.46)	(.03)C	(.23)	(.33)D
Net asset value, end of period	$13.22	$13.62	$13.31	$12.39	$11.80
Total ReturnE	(1.10)%	5.87%	7.71%	7.02%	3.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.70%	1.86%	1.56%	1.58%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$577,905	$910,801	$828,722	$672,276	$412,376
Portfolio turnover rateG	22%	19%	29%	14%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2015 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72
Income from Investment Operations
Net investment income (loss)B	.28
Net realized and unrealized gain (loss)	(.56)
Total from investment operations	(.28)
Distributions from net investment income	(.23)
Distributions from net realized gain	–C
Total distributions	(.23)
Net asset value, end of period	$13.21
Total ReturnD,E	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$330,221
Portfolio turnover rateG	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	40.7	41.1
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.2	1.2
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.0	18.1
Bond Funds
Spartan U.S. Bond Index Fund Class F	29.9	29.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.3	2.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	7.9	7.6
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.7%
Commodity Funds	1.2%
International Equity Funds	18.0%
Bond Funds	29.9%
Inflation-Protected Bond Funds	2.3%
Short-Term Funds	7.9%

Six months ago
Domestic Equity Funds	41.1%
Commodity Funds	1.2%
International Equity Funds	18.1%
Bond Funds	29.7%
Inflation-Protected Bond Funds	2.3%
Short-Term Funds	7.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $805,074,321)	18,280,915	1,082,595,781

Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $46,563,959)	6,546,722	32,340,808

International Equity Funds - 18.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $500,862,792)	45,862,122	477,883,309

Bond Funds - 29.9%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $784,691,098)	67,599,576	795,647,004

Inflation-Protected Bond Funds - 2.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $64,086,976)	6,233,018	61,644,547

Short-Term Funds - 7.9%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $210,392,054)	210,392,054	210,392,054
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,411,671,200)		2,660,503,503
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,188)
NET ASSETS - 100%		$2,660,389,315

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$178,071,493	$59,204,750	$26,884,189	$417,477	$210,392,054
Fidelity Series Commodity Strategy Fund Class F	29,397,689	11,509,782	1,834,583	--	32,340,808
Fidelity Series Global ex U.S. Index Fund	451,093,557	141,343,805	59,831,288	11,705,043	477,883,309
Fidelity Series Inflation-Protected Bond Index Fund Class F	53,522,953	14,922,777	7,629,029	115,629	61,644,547
Spartan Total Market Index Fund Class F	1,016,028,091	250,972,831	158,316,815	19,933,852	1,082,595,781
Spartan U.S. Bond Index Fund Class F	730,103,959	211,423,037	141,324,975	19,091,435	795,647,004
Total	$2,458,217,742	$689,376,982	$395,820,879	$51,263,436	$2,660,503,503

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,411,671,200) — See accompanying schedule		$2,660,503,503
Cash		1
Receivable for investments sold		36,477,433
Receivable for fund shares sold		9,300,549
Receivable from affiliate for expense reductions		115,573
Total assets		2,706,397,059
Liabilities
Payable for investments purchased	$42,853,653
Payable for fund shares redeemed	2,930,499
Transfer agent fees payable	223,592
Total liabilities		46,007,744
Net Assets		$2,660,389,315
Net Assets consist of:
Paid in capital		$2,430,967,883
Undistributed net investment income		4,405,179
Accumulated undistributed net realized gain (loss) on investments		(23,816,050)
Net unrealized appreciation (depreciation) on investments		248,832,303
Net Assets		$2,660,389,315
Freedom Index 2020:
Net Asset Value, offering price and redemption price per share ($1,410,488,819 ÷ 103,322,798 shares)		$13.65
Class W:
Net Asset Value, offering price and redemption price per share ($1,249,900,496 ÷ 91,580,523 shares)		$13.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$51,263,436
Expenses
Transfer agent fees	$3,339,458
Independent trustees' compensation	10,691
Total expenses before reductions	3,350,149
Expense reductions	(1,638,203)	1,711,946
Net investment income (loss)		49,551,490
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,397,421)
Capital gain distributions from underlying funds	6,782,091
Total net realized gain (loss)		384,670
Change in net unrealized appreciation (depreciation) on investment securities		(84,872,924)
Net gain (loss)		(84,488,254)
Net increase (decrease) in net assets resulting from operations		$(34,936,764)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,551,490	$41,451,427
Net realized gain (loss)	384,670	5,151,711
Change in net unrealized appreciation (depreciation)	(84,872,924)	85,647,273
Net increase (decrease) in net assets resulting from operations	(34,936,764)	132,250,411
Distributions to shareholders from net investment income	(48,681,022)	(65,898,256)
Distributions to shareholders from net realized gain	(565,398)	(6,253,111)
Total distributions	(49,246,420)	(72,151,367)
Share transactions - net increase (decrease)	286,511,907	387,192,384
Total increase (decrease) in net assets	202,328,723	447,291,428
Net Assets
Beginning of period	2,458,060,592	2,010,769,164
End of period (including undistributed net investment income of $4,405,179 and undistributed net investment income of $3,823,128, respectively)	$2,660,389,315	$2,458,060,592

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.10	$13.72	$12.67	$12.03	$12.00
Income from Investment Operations
Net investment income (loss)A	.23	.26	.22	.20	.22
Net realized and unrealized gain (loss)	(.42)	.57	.86	.68	.16
Total from investment operations	(.19)	.83	1.08	.88	.38
Distributions from net investment income	(.26)	(.41)	(.02)	(.19)	(.19)
Distributions from net realized gain	–B	(.04)	(.01)	(.05)	(.16)
Total distributions	(.26)	(.45)	(.03)	(.24)	(.35)
Net asset value, end of period	$13.65	$14.10	$13.72	$12.67	$12.03
Total ReturnC	(1.34)%	6.18%	8.55%	7.38%	3.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.69%	1.90%	1.66%	1.68%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,410,489	$2,458,061	$2,010,769	$1,430,835	$812,369
Portfolio turnover rateE	16%	16%	25%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2020 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.24
Income from Investment Operations
Net investment income (loss)B	.32
Net realized and unrealized gain (loss)	(.67)
Total from investment operations	(.35)
Distributions from net investment income	(.24)
Distributions from net realized gain	–C
Total distributions	(.24)
Net asset value, end of period	$13.65
Total ReturnD,E	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,900
Portfolio turnover rateG	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	45.3	46.3
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	20.0	20.4
Bond Funds
Spartan U.S. Bond Index Fund Class F	27.9	27.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.5	1.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	4.0	3.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.3%
Commodity Funds	1.3%
International Equity Funds	20.0%
Bond Funds	27.9%
Inflation-Protected Bond Funds	1.5%
Short-Term Funds	4.0%

Six months ago
Domestic Equity Funds	46.3%
Commodity Funds	1.3%
International Equity Funds	20.4%
Bond Funds	27.4%
Inflation-Protected Bond Funds	1.5%
Short-Term Funds	3.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $670,361,057)	15,102,681	894,380,763

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $35,244,498)	5,081,642	25,103,313

International Equity Funds - 20.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $412,000,937)	37,810,323	393,983,564

Bond Funds - 27.9%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $544,457,907)	46,839,692	551,303,177

Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $30,738,185)	3,007,238	29,741,585

Short-Term Funds - 4.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)
(Cost $78,284,051)	78,284,051	78,284,051
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,771,086,635)		1,972,796,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90,056)
NET ASSETS - 100%		$1,972,706,397

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$39,095,330	$42,724,295	$3,535,574	$126,980	$78,284,051
Fidelity Series Commodity Strategy Fund Class F	21,595,836	10,343,279	1,803,343	--	25,103,313
Fidelity Series Global ex U.S. Index Fund	360,217,432	131,574,331	53,649,120	9,340,464	393,983,564
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,467,212	9,290,677	3,432,974	53,025	29,741,585
Spartan Total Market Index Fund Class F	813,848,831	245,564,540	143,743,145	15,967,878	894,380,763
Spartan U.S. Bond Index Fund Class F	465,829,814	186,499,812	98,582,830	12,561,212	551,303,177
Total	$1,724,054,455	$625,996,934	$304,746,986	$38,049,559	$1,972,796,453

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,771,086,635) — See accompanying schedule		$1,972,796,453
Cash		2
Receivable for investments sold		24,654,950
Receivable for fund shares sold		9,431,538
Receivable from affiliate for expense reductions		87,459
Total assets		2,006,970,402
Liabilities
Payable for investments purchased	$33,453,862
Payable for fund shares redeemed	634,727
Transfer agent fees payable	175,416
Total liabilities		34,264,005
Net Assets		$1,972,706,397
Net Assets consist of:
Paid in capital		$1,790,071,075
Undistributed net investment income		2,871,008
Accumulated undistributed net realized gain (loss) on investments		(21,945,504)
Net unrealized appreciation (depreciation) on investments		201,709,818
Net Assets		$1,972,706,397
Freedom Index 2025:
Net Asset Value, offering price and redemption price per share ($1,179,784,747 ÷ 82,686,929 shares)		$14.27
Class W:
Net Asset Value, offering price and redemption price per share ($792,921,650 ÷ 55,567,522 shares)		$14.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$38,049,559
Expenses
Transfer agent fees	$2,437,222
Independent trustees' compensation	7,604
Total expenses before reductions	2,444,826
Expense reductions	(1,167,065)	1,277,761
Net investment income (loss)		36,771,798
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,409,505)
Capital gain distributions from underlying funds	5,215,511
Total net realized gain (loss)		(2,193,994)
Change in net unrealized appreciation (depreciation) on investment securities		(65,098,446)
Net gain (loss)		(67,292,440)
Net increase (decrease) in net assets resulting from operations		$(30,520,642)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,771,798	$30,545,855
Net realized gain (loss)	(2,193,994)	1,141,657
Change in net unrealized appreciation (depreciation)	(65,098,446)	66,937,634
Net increase (decrease) in net assets resulting from operations	(30,520,642)	98,625,146
Distributions to shareholders from net investment income	(35,093,602)	(49,810,335)
Distributions to shareholders from net realized gain	(385,553)	(2,839,047)
Total distributions	(35,479,155)	(52,649,382)
Share transactions - net increase (decrease)	314,763,608	329,975,281
Total increase (decrease) in net assets	248,763,811	375,951,045
Net Assets
Beginning of period	1,723,942,586	1,347,991,541
End of period (including undistributed net investment income of $2,871,008 and undistributed net investment income of $1,398,870, respectively)	$1,972,706,397	$1,723,942,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$14.36	$12.99	$12.21	$12.22
Income from Investment Operations
Net investment income (loss)A	.27	.30	.24	.22	.23
Net realized and unrealized gain (loss)	(.52)	.65	1.15	.80	.11
Total from investment operations	(.25)	.95	1.39	1.02	.34
Distributions from net investment income	(.27)	(.48)B	(.01)	(.21)	(.19)
Distributions from net realized gain	–C	(.03)B	(.01)	(.04)	(.16)
Total distributions	(.28)D	(.51)	(.02)	(.24)E	(.35)
Net asset value, end of period	$14.27	$14.80	$14.36	$12.99	$12.21
Total ReturnF	(1.72)%	6.73%	10.75%	8.50%	3.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.09%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.09%	.10%	.09%
Net investment income (loss)	1.84%	2.03%	1.78%	1.82%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,179,785	$1,723,943	$1,347,992	$969,395	$537,405
Portfolio turnover rateH	17%	15%	21%	10%	18%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2025 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	(.79)
Total from investment operations	(.46)
Distributions from net investment income	(.27)
Distributions from net realized gain	–C
Total distributions	(.27)
Net asset value, end of period	$14.27
Total ReturnD,E	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$792,922
Portfolio turnover rateG	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	55.3	56.0
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.3
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	24.3	24.6
Bond Funds
Spartan U.S. Bond Index Fund Class F	18.4	17.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.7	0.7
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.3%
Commodity Funds	1.3%
International Equity Funds	24.3%
Bond Funds	18.4%
Inflation-Protected Bond Funds	0.7%

Six months ago
Domestic Equity Funds	56.0%
Commodity Funds	1.3%
International Equity Funds	24.6%
Bond Funds	17.4%
Inflation-Protected Bond Funds	0.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 55.3%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $1,067,179,458)	23,177,878	1,372,593,954

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $45,337,315)	6,528,901	32,252,771

International Equity Funds - 24.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $639,542,455)	57,780,095	602,068,590

Bond Funds - 18.4%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $449,672,126)	38,772,374	456,350,844

Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)
(Cost $17,604,492)	1,738,759	17,196,324
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,219,335,846)		2,480,462,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97,488)
NET ASSETS - 100%		$2,480,364,995

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$28,596,473	$12,928,911	$2,552,700	$--	$32,252,771
Fidelity Series Global ex U.S. Index Fund	556,432,245	173,936,903	59,152,372	14,476,295	602,068,590
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,233,723	6,109,181	1,393,952	29,639	17,196,324
Spartan Total Market Index Fund Class F	1,261,031,633	300,035,586	153,690,367	24,853,834	1,372,593,954
Spartan U.S. Bond Index Fund Class F	366,520,937	166,620,038	74,944,935	10,165,498	456,350,844
Total	$2,224,815,011	$659,630,619	$291,734,326	$49,525,266	$2,480,462,483

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,219,335,846) — See accompanying schedule		$2,480,462,483
Cash		1
Receivable for investments sold		17,314,324
Receivable for fund shares sold		11,343,240
Receivable from affiliate for expense reductions		108,672
Total assets		2,509,228,720
Liabilities
Payable for investments purchased	$28,088,036
Payable for fund shares redeemed	569,130
Transfer agent fees payable	206,559
Total liabilities		28,863,725
Net Assets		$2,480,364,995
Net Assets consist of:
Paid in capital		$2,245,374,211
Undistributed net investment income		2,178,120
Accumulated undistributed net realized gain (loss) on investments		(28,313,973)
Net unrealized appreciation (depreciation) on investments		261,126,637
Net Assets		$2,480,364,995
Freedom Index 2030:
Net Asset Value, offering price and redemption price per share ($1,315,199,786 ÷ 90,782,583 shares)		$14.49
Class W:
Net Asset Value, offering price and redemption price per share ($1,165,165,209 ÷ 80,435,697 shares)		$14.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$49,525,266
Expenses
Transfer agent fees	$3,060,614
Independent trustees' compensation	9,737
Total expenses before reductions	3,070,351
Expense reductions	(1,524,282)	1,546,069
Net investment income (loss)		47,979,197
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,348,867)
Capital gain distributions from underlying funds	7,491,611
Total net realized gain (loss)		142,744
Change in net unrealized appreciation (depreciation) on investment securities		(104,899,956)
Net gain (loss)		(104,757,212)
Net increase (decrease) in net assets resulting from operations		$(56,778,015)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,979,197	$38,144,739
Net realized gain (loss)	142,744	972,414
Change in net unrealized appreciation (depreciation)	(104,899,956)	92,592,543
Net increase (decrease) in net assets resulting from operations	(56,778,015)	131,709,696
Distributions to shareholders from net investment income	(47,019,418)	(63,028,753)
Distributions to shareholders from net realized gain	(483,473)	(1,972,532)
Total distributions	(47,502,891)	(65,001,285)
Share transactions - net increase (decrease)	359,969,928	453,751,646
Total increase (decrease) in net assets	255,689,022	520,460,057
Net Assets
Beginning of period	2,224,675,973	1,704,215,916
End of period (including undistributed net investment income of $2,178,120 and undistributed net investment income of $1,555,526, respectively)	$2,480,364,995	$2,224,675,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.15	$14.62	$13.10	$12.28	$12.34
Income from Investment Operations
Net investment income (loss)A	.26	.30	.25	.24	.24
Net realized and unrealized gain (loss)	(.63)	.73	1.29	.83	.07
Total from investment operations	(.37)	1.03	1.54	1.07	.31
Distributions from net investment income	(.29)	(.48)	(.01)	(.21)	(.20)
Distributions from net realized gain	–B	(.02)	(.01)	(.03)	(.16)
Total distributions	(.29)	(.50)	(.02)	(.25)C	(.37)D
Net asset value, end of period	$14.49	$15.15	$14.62	$13.10	$12.28
Total ReturnE	(2.44)%	7.16%	11.80%	8.80%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.10%	.09%
Expenses net of all reductions	.08%	.08%	.08%	.10%	.09%
Net investment income (loss)	1.75%	1.99%	1.84%	1.90%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,200	$2,224,676	$1,704,216	$1,203,044	$653,920
Portfolio turnover rateG	13%	12%	32%	10%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2030 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.44
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	(1.04)
Total from investment operations	(.66)
Distributions from net investment income	(.29)
Distributions from net realized gain	–C
Total distributions	(.29)
Net asset value, end of period	$14.49
Total ReturnD,E	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.02%H
Expenses net of all reductions	.02%H
Net investment income (loss)	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,165,165
Portfolio turnover rateG	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $705,701,926)	15,232,180	902,049,704

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $27,266,647)	3,912,213	19,326,332

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $419,088,416)	37,877,169	394,680,096

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $143,675,261)	12,411,174	146,079,513
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,295,732,250)		1,462,135,645
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,242)
NET ASSETS - 100%		$1,462,076,403

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$16,346,430	$8,323,879	$1,384,029	$--	$19,326,332
Fidelity Series Global ex U.S. Index Fund	347,263,824	124,641,178	33,016,373	9,262,380	394,680,096
Spartan Total Market Index Fund Class F	788,799,598	211,713,361	76,192,824	15,896,052	902,049,704
Spartan U.S. Bond Index Fund Class F	129,758,913	50,314,566	33,221,934	3,417,446	146,079,513
Total	$1,282,168,765	$394,992,984	$143,815,160	$28,575,878	$1,462,135,645

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,295,732,250) — See accompanying schedule		$1,462,135,645
Cash		1
Receivable for investments sold		3,086,355
Receivable for fund shares sold		5,317,898
Receivable from affiliate for expense reductions		70,630
Total assets		1,470,610,529
Liabilities
Payable for investments purchased	$8,076,839
Payable for fund shares redeemed	327,306
Transfer agent fees payable	129,981
Total liabilities		8,534,126
Net Assets		$1,462,076,403
Net Assets consist of:
Paid in capital		$1,314,299,050
Undistributed net investment income		476,812
Accumulated undistributed net realized gain (loss) on investments		(19,102,854)
Net unrealized appreciation (depreciation) on investments		166,403,395
Net Assets		$1,462,076,403
Freedom Index 2035:
Net Asset Value, offering price and redemption price per share ($880,845,044 ÷ 59,069,407 shares)		$14.91
Class W:
Net Asset Value, offering price and redemption price per share ($581,231,359 ÷ 38,966,637 shares)		$14.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$28,575,878
Expenses
Transfer agent fees	$1,808,895
Independent trustees' compensation	5,647
Total expenses before reductions	1,814,542
Expense reductions	(934,502)	880,040
Net investment income (loss)		27,695,838
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,289,390)
Capital gain distributions from underlying funds	4,589,077
Total net realized gain (loss)		(1,700,313)
Change in net unrealized appreciation (depreciation) on investment securities		(64,921,556)
Net gain (loss)		(66,621,869)
Net increase (decrease) in net assets resulting from operations		$(38,926,031)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,695,838	$22,886,943
Net realized gain (loss)	(1,700,313)	(290,157)
Change in net unrealized appreciation (depreciation)	(64,921,556)	56,597,069
Net increase (decrease) in net assets resulting from operations	(38,926,031)	79,193,855
Distributions to shareholders from net investment income	(27,390,419)	(37,537,173)
Distributions to shareholders from net realized gain	(272,315)	(505,497)
Total distributions	(27,662,734)	(38,042,670)
Share transactions - net increase (decrease)	246,574,595	239,977,345
Total increase (decrease) in net assets	179,985,830	281,128,530
Net Assets
Beginning of period	1,282,090,573	1,000,962,043
End of period (including undistributed net investment income of $476,812 and undistributed net investment income of $396,686, respectively)	$1,462,076,403	$1,282,090,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$15.11	$13.32	$12.40	$12.54
Income from Investment Operations
Net investment income (loss)A	.27	.31	.25	.24	.23
Net realized and unrealized gain (loss)	(.73)	.77	1.55	.91	(.01)
Total from investment operations	(.46)	1.08	1.80	1.15	.22
Distributions from net investment income	(.30)	(.51)	(.01)	(.22)	(.19)
Distributions from net realized gain	–B	(.01)	–B	(.02)	(.17)
Total distributions	(.30)	(.52)	(.01)	(.23)C	(.36)
Net asset value, end of period	$14.91	$15.67	$15.11	$13.32	$12.40
Total ReturnD	(2.93)%	7.25%	13.56%	9.44%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.79%	2.02%	1.79%	1.91%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$880,845	$1,282,091	$1,000,962	$689,033	$357,382
Portfolio turnover rateF	11%	13%	25%	8%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2035 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03
Income from Investment Operations
Net investment income (loss)B	.39
Net realized and unrealized gain (loss)	(1.20)
Total from investment operations	(.81)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.30)
Net asset value, end of period	$14.92
Total ReturnD,E	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$581,231
Portfolio turnover rateG	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $843,104,934)	18,137,479	1,074,101,494

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $32,473,923)	4,664,202	23,041,158

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $498,328,636)	45,100,828	469,950,623

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $171,521,775)	14,778,553	173,943,568
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,545,429,268)		1,741,036,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,825)
NET ASSETS - 100%		$1,740,973,018

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$19,267,411	$9,809,398	$1,285,798	$--	$23,041,158
Fidelity Series Global ex U.S. Index Fund	409,346,045	142,690,718	29,666,547	11,129,089	469,950,623
Spartan Total Market Index Fund Class F	929,818,472	243,658,305	73,441,302	19,028,555	1,074,101,494
Spartan U.S. Bond Index Fund Class F	152,958,903	57,502,490	35,600,569	4,061,508	173,943,568
Total	$1,511,390,831	$453,660,911	$139,994,216	$34,219,152	$1,741,036,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,545,429,268) — See accompanying schedule		$1,741,036,843
Cash		3
Receivable for investments sold		4,088,516
Receivable for fund shares sold		5,820,241
Receivable from affiliate for expense reductions		79,671
Total assets		1,751,025,274
Liabilities
Payable for investments purchased	$9,337,458
Payable for fund shares redeemed	571,148
Transfer agent fees payable	143,650
Total liabilities		10,052,256
Net Assets		$1,740,973,018
Net Assets consist of:
Paid in capital		$1,562,279,937
Undistributed net investment income		584,641
Accumulated undistributed net realized gain (loss) on investments		(17,499,135)
Net unrealized appreciation (depreciation) on investments		195,607,575
Net Assets		$1,740,973,018
Freedom Index 2040:
Net Asset Value, offering price and redemption price per share ($910,879,875 ÷ 60,709,116 shares)		$15.00
Class W:
Net Asset Value, offering price and redemption price per share ($830,093,143 ÷ 55,339,788 shares)		$15.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$34,219,152
Expenses
Transfer agent fees	$2,099,783
Independent trustees' compensation	6,705
Total expenses before reductions	2,106,488
Expense reductions	(1,089,548)	1,016,940
Net investment income (loss)		33,202,212
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,975,838)
Capital gain distributions from underlying funds	5,505,399
Total net realized gain (loss)		1,529,561
Change in net unrealized appreciation (depreciation) on investment securities		(80,044,847)
Net gain (loss)		(78,515,286)
Net increase (decrease) in net assets resulting from operations		$(45,313,074)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,202,212	$26,212,873
Net realized gain (loss)	1,529,561	(177,334)
Change in net unrealized appreciation (depreciation)	(80,044,847)	66,273,268
Net increase (decrease) in net assets resulting from operations	(45,313,074)	92,308,807
Distributions to shareholders from net investment income	(32,817,764)	(43,440,271)
Distributions to shareholders from net realized gain	(324,545)	(238,257)
Total distributions	(33,142,309)	(43,678,528)
Share transactions - net increase (decrease)	308,129,916	283,418,939
Total increase (decrease) in net assets	229,674,533	332,049,218
Net Assets
Beginning of period	1,511,298,485	1,179,249,267
End of period (including undistributed net investment income of $584,641 and undistributed net investment income of $486,349, respectively)	$1,740,973,018	$1,511,298,485

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.18	$13.36	$12.42	$12.58
Income from Investment Operations
Net investment income (loss)A	.26	.31	.25	.24	.23
Net realized and unrealized gain (loss)	(.72)	.78	1.58	.93	(.02)
Total from investment operations	(.46)	1.09	1.83	1.17	.21
Distributions from net investment income	(.30)	(.50)	(.01)	(.21)	(.20)
Distributions from net realized gain	–B	–B	–B	(.02)	(.17)
Total distributions	(.30)	(.51)C	(.01)	(.23)	(.37)
Net asset value, end of period	$15.00	$15.76	$15.18	$13.36	$12.42
Total ReturnD	(2.91)%	7.27%	13.72%	9.59%	1.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.70%	1.99%	1.78%	1.93%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$910,880	$1,511,298	$1,179,249	$810,449	$409,300
Portfolio turnover rateF	9%	12%	26%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2040 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.12
Income from Investment Operations
Net investment income (loss)B	.41
Net realized and unrealized gain (loss)	(1.22)
Total from investment operations	(.81)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.00
Total ReturnE,F	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$830,093
Portfolio turnover rateH	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $463,066,139)	9,683,620	573,463,948

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $17,213,050)	2,503,431	12,366,948

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $267,443,951)	24,077,678	250,889,400

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $91,836,330)	7,890,752	92,874,151
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $839,559,470)		929,594,447
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,694)
NET ASSETS - 100%		$929,557,753

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,566,183	$5,756,563	$513,340	$--	$12,366,948
Fidelity Series Global ex U.S. Index Fund	203,232,169	88,010,830	13,512,596	5,796,785	250,889,400
Spartan Total Market Index Fund Class F	461,637,208	157,580,923	33,073,435	9,858,412	573,463,948
Spartan U.S. Bond Index Fund Class F	75,940,199	35,733,343	18,419,270	2,093,933	92,874,151
Total	$750,375,759	$287,081,659	$65,518,641	$17,749,130	$929,594,447

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $839,559,470) — See accompanying schedule		$929,594,447
Cash		2
Receivable for investments sold		1,907,526
Receivable for fund shares sold		3,479,313
Receivable from affiliate for expense reductions		44,261
Total assets		935,025,549
Liabilities
Payable for investments purchased	$4,944,923
Payable for fund shares redeemed	441,831
Transfer agent fees payable	81,042
Total liabilities		5,467,796
Net Assets		$929,557,753
Net Assets consist of:
Paid in capital		$847,342,357
Undistributed net investment income		325,775
Accumulated undistributed net realized gain (loss) on investments		(8,145,356)
Net unrealized appreciation (depreciation) on investments		90,034,977
Net Assets		$929,557,753
Freedom Index 2045:
Net Asset Value, offering price and redemption price per share ($542,580,737 ÷ 35,863,821 shares)		$15.13
Class W:
Net Asset Value, offering price and redemption price per share ($386,977,016 ÷ 25,573,354 shares)		$15.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$17,749,130
Expenses
Transfer agent fees	$1,095,998
Independent trustees' compensation	3,437
Total expenses before reductions	1,099,435
Expense reductions	(567,518)	531,917
Net investment income (loss)		17,217,213
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,921,255)
Capital gain distributions from underlying funds	2,869,589
Total net realized gain (loss)		948,334
Change in net unrealized appreciation (depreciation) on investment securities		(40,423,079)
Net gain (loss)		(39,474,745)
Net increase (decrease) in net assets resulting from operations		$(22,257,532)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,217,213	$13,407,745
Net realized gain (loss)	948,334	(241,008)
Change in net unrealized appreciation (depreciation)	(40,423,079)	32,435,775
Net increase (decrease) in net assets resulting from operations	(22,257,532)	45,602,512
Distributions to shareholders from net investment income	(16,988,085)	(21,509,196)
Distributions to shareholders from net realized gain	(168,117)	(249,524)
Total distributions	(17,156,202)	(21,758,720)
Share transactions - net increase (decrease)	218,641,371	148,882,929
Total increase (decrease) in net assets	179,227,637	172,726,721
Net Assets
Beginning of period	750,330,116	577,603,395
End of period (including undistributed net investment income of $325,775 and undistributed net investment income of $235,436, respectively)	$929,557,753	$750,330,116

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$15.32	$13.44	$12.47	$12.63
Income from Investment Operations
Net investment income (loss)A	.28	.32	.25	.25	.23
Net realized and unrealized gain (loss)	(.74)	.77	1.64	.95	(.04)
Total from investment operations	(.46)	1.09	1.89	1.20	.19
Distributions from net investment income	(.30)	(.51)	(.01)	(.21)	(.19)
Distributions from net realized gain	–B	(.01)	–B	(.02)	(.16)
Total distributions	(.30)	(.52)	(.01)	(.23)	(.35)
Net asset value, end of period	$15.13	$15.89	$15.32	$13.44	$12.47
Total ReturnC	(2.88)%	7.22%	14.07%	9.76%	1.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.09%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.09%
Net investment income (loss)	1.79%	2.04%	1.75%	1.95%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$542,581	$750,330	$577,603	$380,466	$178,881
Portfolio turnover rateE	8%	12%	22%	7%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2045 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.26
Income from Investment Operations
Net investment income (loss)B	.40
Net realized and unrealized gain (loss)	(1.22)
Total from investment operations	(.82)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.13
Total ReturnE,F	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$386,977
Portfolio turnover rateH	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $471,260,326)	9,599,636	568,490,468

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $16,867,062)	2,464,821	12,176,215

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $266,002,786)	23,871,138	248,737,255

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $91,243,511)	7,821,739	92,061,871
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $845,373,685)		921,465,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,708)
NET ASSETS - 100%		$921,432,101

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$9,303,161	$5,703,499	$449,843	$--	$12,176,215
Fidelity Series Global ex U.S. Index Fund	197,627,987	88,668,077	11,575,030	5,698,430	248,737,255
Spartan Total Market Index Fund Class F	448,906,657	159,694,922	28,229,585	9,679,877	568,490,468
Spartan U.S. Bond Index Fund Class F	73,845,102	35,583,541	17,010,261	2,045,698	92,061,871
Total	$729,682,907	$289,650,039	$57,264,719	$17,424,005	$921,465,809

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $845,373,685) — See accompanying schedule		$921,465,809
Cash		2
Receivable for investments sold		1,534,150
Receivable for fund shares sold		4,706,070
Receivable from affiliate for expense reductions		42,055
Total assets		927,748,086
Liabilities
Payable for investments purchased	$5,884,952
Payable for fund shares redeemed	355,148
Transfer agent fees payable	75,885
Total liabilities		6,315,985
Net Assets		$921,432,101
Net Assets consist of:
Paid in capital		$851,535,797
Undistributed net investment income		327,223
Accumulated undistributed net realized gain (loss) on investments		(6,523,043)
Net unrealized appreciation (depreciation) on investments		76,092,124
Net Assets		$921,432,101
Freedom Index 2050:
Net Asset Value, offering price and redemption price per share ($486,443,536 ÷ 31,920,402 shares)		$15.24
Class W:
Net Asset Value, offering price and redemption price per share ($434,988,565 ÷ 28,550,778 shares)		$15.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$17,424,005
Expenses
Transfer agent fees	$1,056,260
Independent trustees' compensation	3,351
Total expenses before reductions	1,059,611
Expense reductions	(546,812)	512,799
Net investment income (loss)		16,911,206
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,461,507)
Capital gain distributions from underlying funds	2,821,378
Total net realized gain (loss)		1,359,871
Change in net unrealized appreciation (depreciation) on investment securities		(39,140,916)
Net gain (loss)		(37,781,045)
Net increase (decrease) in net assets resulting from operations		$(20,869,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,911,206	$12,307,633
Net realized gain (loss)	1,359,871	(332,198)
Change in net unrealized appreciation (depreciation)	(39,140,916)	30,228,527
Net increase (decrease) in net assets resulting from operations	(20,869,839)	42,203,962
Distributions to shareholders from net investment income	(16,694,489)	(19,534,628)
Distributions to shareholders from net realized gain	(164,234)	(229,721)
Total distributions	(16,858,723)	(19,764,349)
Share transactions - net increase (decrease)	229,522,028	185,527,327
Total increase (decrease) in net assets	191,793,466	207,966,940
Net Assets
Beginning of period	729,638,635	521,671,695
End of period (including undistributed net investment income of $327,223 and undistributed net investment income of $245,903, respectively)	$921,432,101	$729,638,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.42	$13.51	$12.53	$12.73
Income from Investment Operations
Net investment income (loss)A	.28	.32	.26	.25	.23
Net realized and unrealized gain (loss)	(.74)	.78	1.66	.95	(.09)
Total from investment operations	(.46)	1.10	1.92	1.20	.14
Distributions from net investment income	(.30)	(.50)	(.01)	(.21)	(.18)
Distributions from net realized gain	–B	(.01)	–B	(.01)	(.16)
Total distributions	(.31)C	(.51)	(.01)	(.22)	(.34)
Net asset value, end of period	$15.24	$16.01	$15.42	$13.51	$12.53
Total ReturnD	(2.92)%	7.25%	14.21%	9.75%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.09%	.08%
Net investment income (loss)	1.80%	2.02%	1.79%	2.02%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$486,444	$729,639	$521,672	$326,221	$140,655
Portfolio turnover rateF	7%	10%	24%	8%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2050 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.37
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	(1.20)
Total from investment operations	(.82)
Distributions from net investment income	(.30)
Distributions from net realized gain	–C
Total distributions	(.31)D
Net asset value, end of period	$15.24
Total ReturnE,F	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I
Expenses net of fee waivers, if any	.01%I
Expenses net of all reductions	.01%I
Net investment income (loss)	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$434,989
Portfolio turnover rateH	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the activity of the underlying investments.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $162,435,535)	2,974,876	176,172,155

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $4,925,587)	763,764	3,772,993

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $83,799,366)	7,397,529	77,082,253

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $28,201,577)	2,423,873	28,528,984
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $279,362,065)		285,556,385
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,355)
NET ASSETS - 100%		$285,546,030

–

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$2,335,329	$2,226,298	$124,490	$--	$3,772,993
Fidelity Series Global ex U.S. Index Fund	49,598,498	38,238,776	3,609,956	1,648,021	77,082,253
Spartan Total Market Index Fund Class F	112,662,412	74,607,996	8,340,457	2,768,899	176,172,155
Spartan U.S. Bond Index Fund Class F	18,532,010	14,797,408	4,767,195	575,550	28,528,984
Total	$183,128,249	$129,870,478	$16,842,098	$4,992,470	$285,556,385

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $279,362,065) — See accompanying schedule		$285,556,385
Receivable for investments sold		595,178
Receivable for fund shares sold		1,227,568
Receivable from affiliate for expense reductions		12,942
Total assets		287,392,073
Liabilities
Payable for investments purchased	$1,605,515
Payable for fund shares redeemed	217,189
Transfer agent fees payable	23,339
Total liabilities		1,846,043
Net Assets		$285,546,030
Net Assets consist of:
Paid in capital		$280,448,880
Accumulated undistributed net realized gain (loss) on investments		(1,097,170)
Net unrealized appreciation (depreciation) on investments		6,194,320
Net Assets		$285,546,030
Freedom Index 2055:
Net Asset Value, offering price and redemption price per share ($150,332,227 ÷ 12,461,596 shares)		$12.06
Class W:
Net Asset Value, offering price and redemption price per share ($135,213,803 ÷ 11,207,515 shares)		$12.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$4,992,470
Expenses
Transfer agent fees	$297,145
Independent trustees' compensation	926
Total expenses before reductions	298,071
Expense reductions	(152,696)	145,375
Net investment income (loss)		4,847,095
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(788,070)
Capital gain distributions from underlying funds	820,309
Total net realized gain (loss)		32,239
Change in net unrealized appreciation (depreciation) on investment securities		(9,812,175)
Net gain (loss)		(9,779,936)
Net increase (decrease) in net assets resulting from operations		$(4,932,841)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,847,095	$2,768,271
Net realized gain (loss)	32,239	(71,234)
Change in net unrealized appreciation (depreciation)	(9,812,175)	6,181,419
Net increase (decrease) in net assets resulting from operations	(4,932,841)	8,878,456
Distributions to shareholders from net investment income	(4,901,701)	(2,770,049)
Distributions to shareholders from net realized gain	(268,734)	–
Distributions to shareholders from tax return of capital	(432,936)	–
Total distributions	(5,603,371)	(2,770,049)
Share transactions - net increase (decrease)	112,965,012	88,924,621
Total increase (decrease) in net assets	102,428,800	95,033,028
Net Assets
Beginning of period	183,117,230	88,084,202
End of period (including undistributed net investment income of $0 and $54,606, respectively)	$285,546,030	$183,117,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.07	$10.67	$9.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.26	.21	.21	.14
Net realized and unrealized gain (loss)	(.63)	.62	1.36	.77	(.01)
Total from investment operations	(.38)	.88	1.57	.98	.13
Distributions from net investment income	(.24)C	(.24)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.01)C	–	–D	(.01)	(.14)
Tax return of capital	(.02)	–	–	–	–
Total distributions	(.27)	(.24)	(.17)	(.17)	(.27)
Net asset value, end of period	$12.06	$12.71	$12.07	$10.67	$9.86
Total ReturnE,F	(2.96)%	7.27%	14.76%	10.05%	1.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15%I
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.07%I
Expenses net of all reductions	.08%	.08%	.08%	.09%	.07%I
Net investment income (loss)	2.03%	2.10%	1.82%I	2.06%	1.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$150,332	$183,117	$88,084	$30,205	$7,931
Portfolio turnover rateH	7%	8%	21%	19%	14%I

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2055 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.00
Income from Investment Operations
Net investment income (loss)B	.23
Net realized and unrealized gain (loss)	(.89)
Total from investment operations	(.66)
Distributions from net investment income	(.25)C
Distributions from net realized gain	(.01)C
Tax return of capital	( .02)
Total distributions	(.28)
Net asset value, end of period	$12.06
Total ReturnD,E	(5.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$135,214
Portfolio turnover rateG	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Spartan Total Market Index Fund Class F	61.7	61.6
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.3	1.4
International Equity Funds
Fidelity Series Global ex U.S. Index Fund	27.0	27.0
Bond Funds
Spartan U.S. Bond Index Fund Class F	10.0	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.4%
International Equity Funds	27.0%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (a)
(Cost $16,196,616)	276,286	16,361,650

Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)
(Cost $387,372)	71,690	354,151

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $7,429,305)	686,941	7,157,920

Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (a)
(Cost $2,623,026)	225,125	2,649,719
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $26,636,319)		26,523,440
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,046)
NET ASSETS - 100%		$26,522,394

–

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$47,185	$352,199	$12,331	$--	$354,151
Fidelity Series Global ex U.S. Index Fund	991,357	6,648,902	181,795	108,123	7,157,920
Spartan Total Market Index Fund Class F	2,251,929	14,588,529	579,868	171,471	16,361,650
Spartan U.S. Bond Index Fund Class F	369,806	2,546,343	287,133	31,939	2,649,719
Total	$3,660,277	$24,135,973	$1,061,127	$311,533	$26,523,440

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $26,636,319) — See accompanying schedule		$26,523,440
Receivable for fund shares sold		357,474
Receivable from affiliate for expense reductions		1,237
Total assets		26,882,151
Liabilities
Payable for investments purchased	$345,977
Payable for fund shares redeemed	11,486
Transfer agent fees payable	2,294
Total liabilities		359,757
Net Assets		$26,522,394
Net Assets consist of:
Paid in capital		$26,625,648
Undistributed net investment income		10,377
Accumulated undistributed net realized gain (loss) on investments		(752)
Net unrealized appreciation (depreciation) on investments		(112,879)
Net Assets		$26,522,394
Freedom Index 2060:
Net Asset Value, offering price and redemption price per share ($16,979,330 ÷ 1,724,158 shares)		$9.85
Class W:
Net Asset Value, offering price and redemption price per share ($9,543,064 ÷ 969,055 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$311,533
Expenses
Transfer agent fees	$16,445
Independent trustees' compensation	47
Total expenses before reductions	16,492
Expense reductions	(8,353)	8,139
Net investment income (loss)		303,394
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(41,933)
Capital gain distributions from underlying funds	54,540
Total net realized gain (loss)		12,607
Change in net unrealized appreciation (depreciation) on investment securities		(169,757)
Net gain (loss)		(157,150)
Net increase (decrease) in net assets resulting from operations		$146,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	For the period ended August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,394	$9,339
Net realized gain (loss)	12,607	(8,196)
Change in net unrealized appreciation (depreciation)	(169,757)	56,878
Net increase (decrease) in net assets resulting from operations	146,244	58,021
Distributions to shareholders from net investment income	(293,946)	(8,394)
Distributions to shareholders from net realized gain	(5,071)	(108)
Total distributions	(299,017)	(8,502)
Share transactions - net increase (decrease)	23,014,985	3,610,663
Total increase (decrease) in net assets	22,862,212	3,660,182
Net Assets
Beginning of period	3,660,182	–
End of period (including undistributed net investment income of $10,377 and undistributed net investment income of $929, respectively)	$26,522,394	$3,660,182

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.09
Net realized and unrealized gain (loss)	(.55)	.40
Total from investment operations	(.30)	.49
Distributions from net investment income	(.18)	(.16)
Distributions from net realized gainC	–	–
Total distributions	(.18)	(.16)
Net asset value, end of period	$9.85	$10.33
Total ReturnD,E	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%H
Expenses net of fee waivers, if any	.08%	.09%H
Expenses net of all reductions	.08%	.09%H
Net investment income (loss)	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,979	$3,660
Portfolio turnover rateG	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom Index 2060 Fund Class W

Years ended March 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(.66)
Total from investment operations	(.53)
Distributions from net investment income	(.18)
Distributions from net realized gain	–C
Total distributions	(.18)
Net asset value, end of period	$9.85
Total ReturnD,E	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.01%H
Expenses net of all reductions	.01%H
Net investment income (loss)	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,543
Portfolio turnover rateG	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund commenced sale of Class W during the period. Each Fund offers Freedom Index and Class W shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended March 31, 2016, the Fidelity Freedom Index 2055 Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom Index Income Fund	$239,072,553	$14,163,462	$(3,878,634)	$10,284,828
Fidelity Freedom Index 2005 Fund	74,139,930	6,885,013	(1,321,091)	5,563,922
Fidelity Freedom Index 2010 Fund	397,269,846	56,624,950	(6,296,867)	50,328,083
Fidelity Freedom Index 2015 Fund	807,260,683	116,893,111	(15,983,262)	100,909,849
Fidelity Freedom Index 2020 Fund	2,422,982,159	293,676,349	(56,155,005)	237,521,344
Fidelity Freedom Index 2025 Fund	1,783,362,808	233,399,101	(43,965,456)	189,433,645
Fidelity Freedom Index 2030 Fund	2,231,968,955	319,174,244	(70,680,716)	248,493,528
Fidelity Freedom Index 2035 Fund	1,305,059,191	202,913,141	(45,836,687)	157,076,454
Fidelity Freedom Index 2040 Fund	1,553,155,174	241,102,665	(53,220,996)	187,881,669
Fidelity Freedom Index 2045 Fund	843,462,920	115,323,583	(29,192,056)	86,131,527
Fidelity Freedom Index 2050 Fund	848,904,744	102,268,952	(29,707,887)	72,561,065
Fidelity Freedom Index 2055 Fund	280,459,234	15,872,041	(10,774,890)	5,097,151
Fidelity Freedom Index 2060 Fund	26,686,552	577,274	(740,386)	(163,112)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$274,024	$66,060	$–	$10,284,828
Fidelity Freedom Index 2005 Fund	191,348	73,116	–	5,563,922
Fidelity Freedom Index 2010 Fund	878,122	–	(280,853)	50,328,083
Fidelity Freedom Index 2015 Fund	1,595,516	–	(4,119,884)	100,909,849
Fidelity Freedom Index 2020 Fund	4,405,179	–	(12,505,090)	237,521,344
Fidelity Freedom Index 2025 Fund	2,871,008	–	(9,669,330)	189,433,645
Fidelity Freedom Index 2030 Fund	2,178,120	–	(15,680,864)	248,493,528
Fidelity Freedom Index 2035 Fund	476,812	–	(9,775,914)	157,076,454
Fidelity Freedom Index 2040 Fund	584,641	–	(9,773,230)	187,881,669
Fidelity Freedom Index 2045 Fund	325,775	–	(4,241,906)	86,131,527
Fidelity Freedom Index 2050 Fund	327,223	–	(2,991,985)	72,561,065
Fidelity Freedom Index 2055 Fund	–	–	–	5,097,151
Fidelity Freedom Index 2060 Fund	10,992	48,866	–	(163,112)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Freedom Index 2010 Fund	$(–)	$(280,853)	$(280,853)	$(280,853)
Fidelity Freedom Index 2015 Fund	(187,794)	(3,932,090)	(4,119,884)	(4,119,884)
Fidelity Freedom Index 2020 Fund	(1,933,554)	(10,571,536)	(12,505,090)	(12,505,090)
Fidelity Freedom Index 2025 Fund	(1,460,037)	(8,209,293)	(9,669,330)	(9,669,330)
Fidelity Freedom Index 2030 Fund	(4,377,576)	(11,303,288)	(15,680,864)	(15,680,864)
Fidelity Freedom Index 2035 Fund	(2,787,366)	(6,988,548)	(9,775,914)	(9,775,914)
Fidelity Freedom Index 2040 Fund	(2,859,906)	(6,913,324)	(9,773,230)	(9,773,230)
Fidelity Freedom Index 2045 Fund	(1,814,406)	(2,427,500)	(4,241,906)	(4,241,906)
Fidelity Freedom Index 2050 Fund	(1,782,307)	(1,209,678)	(2,991,985)	(2,991,985)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Freedom Index Income Fund	$3,675,722	$89,418	$–	$3,765,140
Fidelity Freedom Index 2005 Fund	1,267,405	–	–	1,267,405
Fidelity Freedom Index 2010 Fund	8,138,992	–	–	8,138,992
Fidelity Freedom Index 2015 Fund	16,922,991	–	–	16,922,991
Fidelity Freedom Index 2020 Fund	49,246,420	–	–	49,246,420
Fidelity Freedom Index 2025 Fund	35,479,155	–	–	35,479,155
Fidelity Freedom Index 2030 Fund	47,502,891	–	–	47,502,891
Fidelity Freedom Index 2035 Fund	27,662,734	–	–	27,662,734
Fidelity Freedom Index 2040 Fund	33,142,309	–	–	33,142,309
Fidelity Freedom Index 2045 Fund	17,156,202	–	–	17,156,202
Fidelity Freedom Index 2050 Fund	16,858,723	–	–	16,858,723
Fidelity Freedom Index 2055 Fund	4,910,014	260,421	432,936	5,603,371
Fidelity Freedom Index 2060 Fund	293,946	5,071	–	299,017

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$4,145,839	$86,065	$4,231,904
Fidelity Freedom Index 2005 Fund	2,113,673	–	2,113,673
Fidelity Freedom Index 2010 Fund	14,277,141	–	14,277,141
Fidelity Freedom Index 2015 Fund	29,747,123	–	29,747,123
Fidelity Freedom Index 2020 Fund	72,151,367	–	72,151,367
Fidelity Freedom Index 2025 Fund	52,649,382	–	52,649,382
Fidelity Freedom Index 2030 Fund	65,001,285	–	65,001,285
Fidelity Freedom Index 2035 Fund	38,042,670	–	38,042,670
Fidelity Freedom Index 2040 Fund	43,678,528	–	43,678,528
Fidelity Freedom Index 2045 Fund	21,758,720	–	21,758,720
Fidelity Freedom Index 2050 Fund	19,764,349	–	19,764,349
Fidelity Freedom Index 2055 Fund	2,770,049	–	2,770,049
Fidelity Freedom Index 2060 Fund	8,502	–	8,502

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	63,775,581	54,605,936
Fidelity Freedom Index 2005 Fund	28,518,721	21,656,132
Fidelity Freedom Index 2010 Fund	101,690,726	121,748,947
Fidelity Freedom Index 2015 Fund	223,209,853	195,902,291
Fidelity Freedom Index 2020 Fund	689,376,982	395,820,879
Fidelity Freedom Index 2025 Fund	625,996,934	304,746,986
Fidelity Freedom Index 2030 Fund	659,630,619	291,734,326
Fidelity Freedom Index 2035 Fund	394,992,984	143,815,160
Fidelity Freedom Index 2040 Fund	453,660,911	139,994,216
Fidelity Freedom Index 2045 Fund	287,081,659	65,518,641
Fidelity Freedom Index 2050 Fund	289,650,039	57,264,719
Fidelity Freedom Index 2055 Fund	129,870,478	16,842,098
Fidelity Freedom Index 2060 Fund	24,135,973	1,061,127

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .05% of average net assets for each Freedom Index class and Class W, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Freedom Index Income	$310,575
Class W	20,640
$331,215
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	$100,710
Class W	4,841
$105,551
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	$568,349
Class W	40,381
$608,730
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	$1,164,928
Class W	64,219
$1,229,147
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	$3,104,625
Class W	234,833
$3,339,458
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	$2,295,708
Class W	141,514
$2,437,222
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	$2,852,037
Class W	208,577
$3,060,614
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	$1,703,414
Class W	105,481
$1,808,895
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	$1,949,452
Class W	150,331
$2,099,783
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	$1,025,441
Class W	70,557
$1,095,998
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	$980,175
Class W	76,085
$1,056,260
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	$275,847
Class W	21,298
$297,145
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	$15,315
Class W	1,130
$16,445

5. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Affiliate
Fidelity Freedom Index Income Fund
Freedom Index Income	.16%	$162,630
Class W	.10%	16,271
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	.16%	$51,036
Class W	.10%	3,509
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	.16%	$281,773
Class W	.10%	27,687
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	.16%	$567,472
Class W	.10%	42,661
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	.16%	$1,488,043
Class W	.10%	150,160
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	.16%	$1,080,093
Class W	.10%	86,972
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	.16%	$1,386,643
Class W	.10%	137,639
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	.16%	$859,120
Class W	.10%	75,382
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	.16%	$982,090
Class W	.10%	107,458
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	.16%	$516,499
Class W	.10%	51,019
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	.16%	$491,804
Class W	.10%	55,008
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	.16%	$137,306
Class W	.10%	15,390
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	.16%	$7,538
Class W	.10%	815

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2016(a)	2015(b)
Fidelity Freedom Index Income Fund
From net investment income
Freedom Index Income	$2,700,774	$3,110,656
Class W	885,530	–
Total	$3,586,304	$3,110,656
From net realized gain
Freedom Index Income	$107,552	$1,121,248
Class W	71,284	–
Total	$178,836	$1,121,248
Fidelity Freedom Index 2005 Fund
From net investment income
Freedom Index 2005	$984,947	$1,807,862
Class W	257,925	–
Total	$1,242,872	$1,807,862
From net realized gain
Freedom Index 2005	$18,833	$305,811
Class W	5,700	–
Total	$24,533	$305,811
Fidelity Freedom Index 2010 Fund
From net investment income
Freedom Index 2010	$4,906,146	$12,415,603
Class W	3,095,480	–
Total	$8,001,626	$12,415,603
From net realized gain
Freedom Index 2010	$77,838	$1,861,538
Class W	59,528	–
Total	$137,366	$1,861,538
Fidelity Freedom Index 2015 Fund
From net investment income
Freedom Index 2015	$12,413,040	$26,437,104
Class W	4,307,179	–
Total	$16,720,219	$26,437,104
From net realized gain
Freedom Index 2015	$145,849	$3,310,019
Class W	56,923	–
Total	$202,772	$3,310,019
Fidelity Freedom Index 2020 Fund
From net investment income
Freedom Index 2020	$29,760,778	$65,898,256
Class W	18,920,244	–
Total	$48,681,022	$65,898,256
From net realized gain
Freedom Index 2020	$329,878	$6,253,111
Class W	235,520	–
Total	$565,398	$6,253,111
Fidelity Freedom Index 2025 Fund
From net investment income
Freedom Index 2025	$24,697,425	$49,810,335
Class W	10,396,177	–
Total	$35,093,602	$49,810,335
From net realized gain
Freedom Index 2025	$268,303	$2,839,047
Class W	117,250	–
Total	$385,553	$2,839,047
Fidelity Freedom Index 2030 Fund
From net investment income
Freedom Index 2030	$28,249,189	$63,028,753
Class W	18,770,229	–
Total	$47,019,418	$63,028,753
From net realized gain
Freedom Index 2030	$286,583	$1,972,532
Class W	196,890	–
Total	$483,473	$1,972,532
Fidelity Freedom Index 2035 Fund
From net investment income
Freedom Index 2035	$18,513,045	$37,537,173
Class W	8,877,374	–
Total	$27,390,419	$37,537,173
From net realized gain
Freedom Index 2035	$183,836	$505,497
Class W	88,479	–
Total	$272,315	$505,497
Fidelity Freedom Index 2040 Fund
From net investment income
Freedom Index 2040	$18,450,439	$43,440,271
Class W	14,367,325	–
Total	$32,817,764	$43,440,271
From net realized gain
Freedom Index 2040	$182,295	$238,257
Class W	142,250	–
Total	$324,545	$238,257
Fidelity Freedom Index 2045 Fund
From net investment income
Freedom Index 2045	$10,705,665	$21,509,196
Class W	6,282,420	–
Total	$16,988,085	$21,509,196
From net realized gain
Freedom Index 2045	$105,915	$249,524
Class W	62,202	–
Total	$168,117	$249,524
Fidelity Freedom Index 2050 Fund
From net investment income
Freedom Index 2050	$9,323,501	$19,534,628
Class W	7,370,988	–
Total	$16,694,489	$19,534,628
From net realized gain
Freedom Index 2050	$91,495	$229,721
Class W	72,739	–
Total	$164,234	$229,721
Fidelity Freedom Index 2055 Fund
From net investment income
Freedom Index 2055	$2,789,796	$2,770,049
Class W	2,111,905	–
Total	$4,901,701	$2,770,049
From net realized gain
Freedom Index 2055	$152,950	$–
Class W	115,784	–
Total	$268,734	$–
From tax return of capital
Freedom Index 2055	$249,498	–
Class W	183,438	–
Total	$432,936	–
Fidelity Freedom Index 2060 Fund
From net investment income
Freedom Index 2060	$203,923	$8,394
Class W	90,023	–
Total	$293,946	$8,394
From net realized gain
Freedom Index 2060	$3,528	$108
Class W	1,543	–
Total	$5,071	$108

 (a) Distributions for Class W are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 (b) Distributions for Fidelity Freedom Index 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2016(a)	2015(b)	2016(a)	2015(b)
Fidelity Freedom Index Income Fund
Freedom Index Income
Shares sold	6,715,869	7,222,949	$76,213,802	$82,572,873
Issued in exchange for the shares of Fidelity Freedom Index 2000	-	5,261,057	-	60,344,330
Reinvestment of distributions	248,024	371,475	2,805,500	4,231,904
Shares redeemed	(15,802,557)	(6,223,071)	(178,312,693)	(71,193,900)
Net increase (decrease)	(8,838,664)	6,632,410	$(99,293,391)	$75,955,207
Class W
Shares sold	10,631,062	–	$119,660,753	$–
Reinvestment of distributions	85,434	–	956,814	–
Shares redeemed	(1,121,618)	–	(12,525,410)	–
Net increase (decrease)	9,594,878	–	$108,092,157	$–
Fidelity Freedom Index 2005 Fund
Freedom Index 2005
Shares sold	2,061,227	1,936,294	$25,720,546	$24,413,084
Reinvestment of distributions	81,013	169,465	1,003,598	2,113,673
Shares redeemed	(3,925,844)	(1,554,263)	(48,463,160)	(19,545,829)
Net increase (decrease)	(1,783,604)	551,496	$(21,739,016)	$ 6,980,928
Class W
Shares sold	2,460,346	–	$30,120,440	$–
Reinvestment of distributions	21,416	–	263,625	–
Shares redeemed	(159,366)	–	(1,942,866)	–
Net increase (decrease)	2,322,396	–	$28,441,199	$–
Fidelity Freedom Index 2010 Fund
Freedom Index 2010
Shares sold	8,644,359	12,965,019	$113,250,252	$171,912,696
Reinvestment of distributions	381,772	1,092,180	4,978,043	14,276,796
Shares redeemed	(27,189,729)	(11,006,242)	(353,485,636)	(145,549,163)
Net increase (decrease)	(18,163,598)	3,050,957	$(235,257,341)	$40,640,329
Class W
Shares sold	18,039,953	–	$233,569,990	$–
Reinvestment of distributions	244,196	–	3,155,008	–
Shares redeemed	(1,755,679)	–	(22,398,247)	–
Net increase (decrease)	16,528,470	–	$214,326,751	$–
Fidelity Freedom Index 2015 Fund
Freedom Index 2015
Shares sold	21,105,246	23,586,465	$280,710,450	$317,662,725
Reinvestment of distributions	948,296	2,234,721	12,536,669	29,743,322
Shares redeemed	(45,210,446)	(21,200,909)	(593,006,830)	(285,126,876)
Net increase (decrease)	(23,156,904)	4,620,277	$(299,759,711)	$ 62,279,171
Class W
Shares sold	27,540,788	–	$357,931,885	$–
Reinvestment of distributions	332,376	–	4,364,102	–
Shares redeemed	(2,883,257)	–	(37,348,783)	–
Net increase (decrease)	24,989,907	–	$324,947,204	$–
Fidelity Freedom Index 2020 Fund
Freedom Index 2020
Shares sold	51,952,901	62,615,778	$715,490,099	$873,744,245
Reinvestment of distributions	2,197,214	5,241,833	30,059,629	72,149,473
Shares redeemed	(125,114,874)	(40,115,166)	(1,698,253,504)	(558,701,334)
Net increase (decrease)	(70,964,759)	27,742,445	$(952,703,776)	$387,192,384
Class W
Shares sold	97,170,716	–	$1,312,997,448	$–
Reinvestment of distributions	1,410,586	–	19,155,764	–
Shares redeemed	(7,000,779)	–	(92,937,529)	–
Net increase (decrease)	91,580,523	–	$1,239,215,683	$–
Fidelity Freedom Index 2025 Fund
Freedom Index 2025
Shares sold	41,759,997	42,032,704	$600,958,723	$613,985,377
Reinvestment of distributions	1,746,196	3,647,656	24,924,051	52,645,983
Shares redeemed	(77,309,515)	(23,082,044)	(1,088,985,441)	(336,656,079)
Net increase (decrease)	(33,803,322)	22,598,316	$(463,102,667)	$329,975,281
Class W
Shares sold	57,189,457	–	$800,211,343	$–
Reinvestment of distributions	739,341	–	10,513,427	–
Shares redeemed	(2,361,276)	–	(32,858,495)	–
Net increase (decrease)	55,567,522	–	$777,866,275	$–
Fidelity Freedom Index 2030 Fund
Freedom Index 2030
Shares sold	43,906,047	50,906,447	$645,938,706	$761,647,137
Reinvestment of distributions	1,956,770	4,408,075	28,533,934	65,000,525
Shares redeemed	(101,954,697)	(24,999,737)	(1,468,703,985)	(372,896,016)
Net increase (decrease)	(56,091,880)	30,314,785	$(794,231,345)	$453,751,646
Class W
Shares sold	82,794,549	–	$1,186,942,442	$–
Reinvestment of distributions	1,307,176	–	18,967,119	–
Shares redeemed	(3,666,028)	–	(51,708,288)	–
Net increase (decrease)	80,435,697	–	$1,154,201,273	$–
Fidelity Freedom Index 2035 Fund
Freedom Index 2035
Shares sold	27,897,475	29,107,598	$423,212,476	$449,193,461
Reinvestment of distributions	1,243,840	2,491,825	18,693,558	38,042,623
Shares redeemed	(51,909,978)	(16,022,304)	(767,519,618)	(247,258,739)
Net increase (decrease)	(22,768,663)	15,577,119	$(325,613,584)	$239,977,345
Class W
Shares sold	39,990,477	–	$586,694,337	$–
Reinvestment of distributions	597,724	–	8,965,853	–
Shares redeemed	(1,621,564)	–	(23,472,011)	–
Net increase (decrease)	38,966,637	–	$572,188,179	$–
Fidelity Freedom Index 2040 Fund
Freedom Index 2040
Shares sold	30,635,484	33,774,823	$468,806,968	$525,257,082
Reinvestment of distributions	1,231,237	2,844,037	18,621,813	43,676,943
Shares redeemed	(67,048,049)	(18,397,611)	(1,006,409,755)	(285,515,086)
Net increase (decrease)	(35,181,328)	18,221,249	$(518,980,974)	$283,418,939
Class W
Shares sold	56,671,368	–	$845,843,342	$–
Reinvestment of distributions	961,536	–	14,509,575	–
Shares redeemed	(2,293,116)	–	(33,242,027)	–
Net increase (decrease)	55,339,788	–	$827,110,890	$–
Fidelity Freedom Index 2045 Fund
Freedom Index 2045
Shares sold	19,576,212	17,837,964	$301,341,772	$279,166,902
Reinvestment of distributions	708,893	1,403,694	10,810,269	21,758,207
Shares redeemed	(31,637,614)	(9,734,905)	(476,223,331)	(152,042,180)
Net increase (decrease)	(11,352,509)	9,506,753	$(164,071,290)	$148,882,929
Class W
Shares sold	26,372,727	–	$394,185,595	$–
Reinvestment of distributions	416,861	–	6,344,622	–
Shares redeemed	(1,216,234)	–	(17,817,556)	–
Net increase (decrease)	25,573,354	–	$382,712,661	$–
Fidelity Freedom Index 2050 Fund
Freedom Index 2050
Shares sold	19,448,196	19,214,072	$301,834,848	$303,314,847
Reinvestment of distributions	612,484	1,266,166	9,412,888	19,764,349
Shares redeemed	(33,725,377)	(8,733,331)	(513,968,106)	(137,551,869)
Net increase (decrease)	(13,664,697)	11,746,907	$(202,720,370)	$185,527,327
Class W
Shares sold	29,420,562	–	$444,771,494	$–
Reinvestment of distributions	485,883	–	7,443,727	–
Shares redeemed	(1,355,667)	–	(19,972,823)	–
Net increase (decrease)	28,550,778	–	$432,242,398	$–
Fidelity Freedom Index 2055 Fund
Freedom Index 2055
Shares sold	10,054,868	9,392,878	$123,788,005	$117,409,257
Reinvestment of distributions	262,643	220,333	3,191,611	2,769,950
Shares redeemed	(12,265,907)	(2,499,994)	(147,752,272)	(31,254,586)
Net increase (decrease)	(1,948,396)	7,113,217	$(20,772,656)	$88,924,621
Class W
Shares sold	11,459,467	–	$136,592,083	$–
Reinvestment of distributions	198,774	–	2,411,127	–
Shares redeemed	(450,726)	–	(5,265,542)	–
Net increase (decrease)	11,207,515	–	$133,737,668	$–
Fidelity Freedom Index 2060 Fund
Freedom Index 2060
Shares sold	2,171,809	389,045	$21,567,527	$3,964,409
Reinvestment of distributions	20,916	821	207,395	8,392
Shares redeemed	(823,039)	(35,394)	(8,073,598)	(362,138)
Net increase (decrease)	1,369,686	354,472	$13,701,324	$3,610,663
Class W
Shares sold	998,645	–	$9,593,510	$–
Reinvestment of distributions	9,249	–	91,566	–
Shares redeemed	(38,839)	–	(371,415)	–
Net increase (decrease)	969,055	–	$9,313,661	$–

 (a) Share transactions for Class W are for the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 (b) Share transactions for Fidelity Freedom Index 2060 Fund are for the period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fund
Fidelity Series Global ex U.S. Index Fund	15%	12%	19%	12%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	98%
Spartan Total Market Index Fund	23%

9. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $60,344,330, including securities of $60,301,984 and unrealized appreciation of $4,386,725, were combined with the Fidelity Freedom Index Income Fund's net assets of $169,743,228 for total net assets after the acquisition of $230,087,558.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$3,421,788
Total net realized gain (loss)	433,004
Total change in net unrealized appreciation (depreciation)	5,073,666
Net increase (decrease) in net assets resulting from operations	$8,928,458

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund's accompanying Statement of Operations since July 25, 2014.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2016, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund as of March 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Fidelity Freedom Index Income Fund
Freedom Index Income	.07%
Actual		$1,000.00	$1,024.60	$.35
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,024.80	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	.07%
Actual		$1,000.00	$1,031.20	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,031.60	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	.08%
Actual		$1,000.00	$1,035.70	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.02%
Actual		$1,000.00	$1,035.50	$.10
Hypothetical-C		$1,000.00	$1,024.90	$.10
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	.08%
Actual		$1,000.00	$1,039.10	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.02%
Actual		$1,000.00	$1,038.70	$.10
Hypothetical-C		$1,000.00	$1,024.90	$.10
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	.08%
Actual		$1,000.00	$1,041.90	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.02%
Actual		$1,000.00	$1,042.40	$.10
Hypothetical-C		$1,000.00	$1,024.90	$.10
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	.08%
Actual		$1,000.00	$1,044.80	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.02%
Actual		$1,000.00	$1,045.30	$.10
Hypothetical-C		$1,000.00	$1,024.90	$.10
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	.08%
Actual		$1,000.00	$1,049.70	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.02%
Actual		$1,000.00	$1,050.40	$.10
Hypothetical-C		$1,000.00	$1,024.90	$.10
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	.07%
Actual		$1,000.00	$1,051.50	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,052.00	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	.07%
Actual		$1,000.00	$1,051.20	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,051.80	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	.07%
Actual		$1,000.00	$1,051.50	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,052.10	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	.07%
Actual		$1,000.00	$1,051.90	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,052.50	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	.07%
Actual		$1,000.00	$1,051.10	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35
Class W	.01%
Actual		$1,000.00	$1,051.60	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	.08%
Actual		$1,000.00	$1,051.80	$.41
Hypothetical-C		$1,000.00	$1,024.60	$.40
Class W	.01%
Actual		$1,000.00	$1,052.20	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund
Freedom Index Income	05/16/16	05/13/16	$0.014	$0.004
Class W	05/16/16	05/13/16	$0.015	$0.004
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	05/16/16	05/13/16	$0.027	$0.014
Class W	05/16/16	05/13/16	$0.029	$0.014
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	05/16/16	05/13/16	$0.026	$0.000
Class W	05/16/16	05/13/16	$0.029	$0.000
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	05/16/16	05/13/16	$0.024	$0.000
Class W	05/16/16	05/13/16	$0.027	$0.000
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	05/16/16	05/13/16	$0.023	$0.000
Class W	05/16/16	05/13/16	$0.026	$0.000
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	05/16/16	05/13/16	$0.021	$0.000
Class W	05/16/16	05/13/16	$0.024	$0.000
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	05/16/16	05/13/16	$0.014	$0.000
Class W	05/16/16	05/13/16	$0.015	$0.000
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	05/16/16	05/13/16	$0.006	$0.000
Class W	05/16/16	05/13/16	$0.008	$0.000
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	05/16/16	05/13/16	$0.006	$0.000
Class W	05/16/16	05/13/16	$0.008	$0.000
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	05/16/16	05/13/16	$0.006	$0.000
Class W	05/16/16	05/13/16	$0.008	$0.000
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	05/16/16	05/13/16	$0.006	$0.000
Class W	05/16/16	05/13/16	$0.008	$0.000
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	05/16/16	05/13/16	$0.000	$0.000
Class W	05/16/16	05/13/16	$0.000	$0.000
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	05/16/16	05/13/16	$0.003	$0.018
Class W	05/16/16	05/13/16	$0.004	$0.018

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$155,478
Fidelity Freedom Index 2005 Fund	$73,116
Fidelity Freedom Index 2010 Fund	$0
Fidelity Freedom Index 2015 Fund	$0
Fidelity Freedom Index 2020 Fund	$0
Fidelity Freedom Index 2025 Fund	$0
Fidelity Freedom Index 2030 Fund	$0
Fidelity Freedom Index 2035 Fund	$0
Fidelity Freedom Index 2040 Fund	$0
Fidelity Freedom Index 2045 Fund	$0
Fidelity Freedom Index 2050 Fund	$0
Fidelity Freedom Index 2055 Fund	$260,421
Fidelity Freedom Index 2060 Fund	$53,920

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund
Freedom Index Income	16.55%
Class W	16.55%
Fidelity Freedom Index 2005 Fund
Freedom Index 2005	13.36%
Class W	13.36%
Fidelity Freedom Index 2010 Fund
Freedom Index 2010	11.63%
Class W	11.63%
Fidelity Freedom Index 2015 Fund
Freedom Index 2015	9.94%
Class W	9.94%
Fidelity Freedom Index 2020 Fund
Freedom Index 2020	8.90%
Class W	8.90%
Fidelity Freedom Index 2025 Fund
Freedom Index 2025	7.75%
Class W	7.75%
Fidelity Freedom Index 2030 Fund
Freedom Index 2030	4.72%
Class W	4.72%
Fidelity Freedom Index 2035 Fund
Freedom Index 2035	2.67%
Class W	2.67%
Fidelity Freedom Index 2040 Fund
Freedom Index 2040	2.65%
Class W	2.65%
Fidelity Freedom Index 2045 Fund
Freedom Index 2045	2.63%
Class W	2.63%
Fidelity Freedom Index 2050 Fund
Freedom Index 2050	2.62%
Class W	2.62%
Fidelity Freedom Index 2055 Fund
Freedom Index 2055	2.57%
Class W	2.57%
Fidelity Freedom Index 2060 Fund
Freedom Index 2060	2.27%
Class W	2.27%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Freedom Index Class	Class W
Fidelity Freedom Index Income Fund
April 2015	9%	–
May 2015	22%	–
June 2015	22%	–
July 2015	22%	22%
August 2015	22%	22%
September 2015	22%	16%
October 2015	23%	15%
November 2015	24%	15%
December 2015	22%	22%
February 2016	0%	0%
March 2016	0%	0%
Fidelity Freedom Index 2005 Fund
May 2015	1%	–
December 2015	30%	29%
Fidelity Freedom Index 2010 Fund
May 2015	2%	–
December 2015	35%	34%
Fidelity Freedom Index 2015 Fund
May 2015	2%	–
December 2015	39%	38%
Fidelity Freedom Index 2020 Fund
May 2015	2%	–
December 2015	41%	40%
Fidelity Freedom Index 2025 Fund
May 2015	4%	–
December 2015	44%	43%
Fidelity Freedom Index 2030 Fund
May 2015	7%	–
December 2015	51%	49%
Fidelity Freedom Index 2035 Fund
May 2015	11%	–
December 2015	55%	53%
Fidelity Freedom Index 2040 Fund
May 2015	11%	–
December 2015	55%	53%
Fidelity Freedom Index 2045 Fund
May 2015	10%	–
December 2015	55%	53%
Fidelity Freedom Index 2050 Fund
May 2015	13%	–
December 2015	55%	53%
Fidelity Freedom Index 2055 Fund
May 2015	13%	–
December 2015	47%	46%
Fidelity Freedom Index 2060 Fund
May 2015	23%	–
December 2015	54%	53%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Freedom Index Class	Class W
Fidelity Freedom Index Income Fund
April 2015	15%	–
May 2015	35%	–
June 2015	35%	–
July 2015	35%	35%
August 2015	35%	35%
September 2015	35%	25%
October 2015	36%	24%
November 2015	39%	23%
December 2015	35%	34%
February 2016	1%	1%
March 2016	1%	1%
Fidelity Freedom Index 2005 Fund
May 2015	3%	–
December 2015	48%	47%
Fidelity Freedom Index 2010 Fund
May 2015	4%	–
December 2015	55%	53%
Fidelity Freedom Index 2015 Fund
May 2015	4%	–
December 2015	61%	59%
Fidelity Freedom Index 2020 Fund
May 2015	4%	–
December 2015	65%	63%
Fidelity Freedom Index 2025 Fund
May 2015	6%	–
December 2015	69%	67%
Fidelity Freedom Index 2030 Fund
May 2015	11%	–
December 2015	80%	77%
Fidelity Freedom Index 2035 Fund
May 2015	18%	–
December 2015	86%	84%
Fidelity Freedom Index 2040 Fund
May 2015	17%	–
December 2015	86%	84%
Fidelity Freedom Index 2045 Fund
May 2015	17%	–
December 2015	86%	84%
Fidelity Freedom Index 2050 Fund
May 2015	21%	–
December 2015	86%	84%
Fidelity Freedom Index 2055 Fund
December 2015	74%	72%
Fidelity Freedom Index 2060 Fund
May 2015	38%	–
December 2015	87%	86%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

FRX-ANN-0516
1.899264.106

Fidelity Freedom K® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Annual Report March 31, 2016

Contents

Management's Discussion of Fund Performance
Fidelity Freedom K® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom K® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® Income Fund	(0.30)%	3.25%	5.32%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,192	Fidelity Freedom K® Income Fund
$13,348	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2005 Fund	(0.94)%	3.91%	7.23%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,020	Fidelity Freedom K® 2005 Fund
$13,348	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2010 Fund	(1.26)%	4.67%	8.18%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,000	Fidelity Freedom K® 2010 Fund
$13,348	Barclays® U.S. Aggregate Bond Index

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2015 Fund	(1.67)%	4.84%	8.45%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,286	Fidelity Freedom K® 2015 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2020 Fund	(2.01)%	5.00%	9.18%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,095	Fidelity Freedom K® 2020 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2025 Fund	(2.35)%	5.54%	9.94%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,959	Fidelity Freedom K® 2025 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2030 Fund	(3.01)%	5.65%	10.28%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,359	Fidelity Freedom K® 2030 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2035 Fund	(3.57)%	5.82%	10.65%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,806	Fidelity Freedom K® 2035 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2040 Fund	(3.48)%	5.88%	10.79%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,974	Fidelity Freedom K® 2040 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2045 Fund	(3.53)%	5.94%	10.94%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,151	Fidelity Freedom K® 2045 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom K® 2050 Fund	(3.52)%	5.87%	10.99%

 A From July 2, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,221	Fidelity Freedom K® 2050 Fund
$26,496	S&P 500® Index

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom K® 2055 Fund	(3.47)%	6.31%

 A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,445	Fidelity Freedom K® 2055 Fund
$17,384	S&P 500® Index

Fidelity Freedom K® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Life of fundA
Fidelity Freedom K® 2060 Fund	(3.42)%	1.42%

 A From August 5, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2060 Fund on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,237	Fidelity Freedom K® 2060 Fund
$11,115	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Around the globe, equities declined for the 12 months ending March 31, 2016. The Dow Jones U.S. Total Stock Market Index℠, a broad measure of U.S. equity performance, returned -0.43%. With no particular regional bias, the non-U.S. major-markets MSCI World ex USA Index fell further, returning -8.44%. And despite a robust, late-period rally, the MSCI Emerging Markets Index delivered a return of -11.70%.

Stocks took a late-summer dive on fear of an economic slowdown in China, recovering in October after the U.S. Federal Reserve delayed raising target interest rates until mid-December. A rate cut in China and stimulus in Europe also helped. Nevertheless, persistent commodity weakness and U.S.-dollar strength pushed many markets to their worst January in years. A volatile February saw central banks in Europe, Japan and China take aggressive action aimed at reigniting their economies; the Fed added fuel by softening its schedule for future rate hikes.

Large-cap stocks handily outpaced small-caps in the U.S.; overseas, rankings reversed. Globally, growth bested value-oriented stocks. Volatility helped traditionally defensive sectors outperform cyclicals, while falling bond yields only strengthened demand within these same dividend-rich corners of the market – telecommunication services, utilities and consumer staples, in particular. Conversely, commodity-related sectors such as energy and materials declined substantially, despite an impressive turnaround near period end.

Fixed-income investors shunned riskier debt for much of the year. The Barclays® U.S. Aggregate Bond Index rose 1.96%, led by Treasury and agency mortgage-backed securities; investment-grade corporate credit lagged. Emerging-markets debt and real estate income-oriented securities each had solid runs, ranking among the top-performing asset classes for the year. Meanwhile, high-yield bonds, as measured by The BofA Merrill Lynch US High Yield Constrained Index℠, returned -3.96%. A spirited, late-period comeback could not overcome earlier spread-widening.

Comments from Co-Managers Andrew Dierdorf and Brett Sumsion:  For the 12 months ending March 31, 2016, each Freedom K Fund posted a negative return. Results moved along a spectrum, with nearer-term, more conservative Funds posting modest negatives and longer-dated, more aggressive Funds posting somewhat larger negatives. On a relative basis, each Fund lagged its respective Composite index by about a percentage point. (For specific Fund results, please refer to the performance section of this report.) Overall, allocation decisions detracted from Composite-relative results, largely due to underweighting investment-grade debt. Allocations to portfolio diversifiers, such as the commodity and high-yield debt segments, also detracted; however, we believe such exposures remain important. Commodities may help protect against inflation, and Fund exposure to high-yield debt is an expression of value we see relative to investment-grade bonds. Selection effects also detracted, as the market proved challenging for a subset of underlying equity managers, particularly among U.S. growth-focused investments. In the non-U.S. equity asset class, both selection and allocation decisions contributed to relative results overall. At period end, our active positions align with a view that the U.S. economy is experiencing signs of late cycle. We believe the environment remains favorable to risk assets and supports the Funds’ modest overweightings in equities and corporate credit, underweightings in core fixed income. We recently increased Fund exposure to emerging-markets equities, Treasury Inflation-Protected Securities and commodities, while reducing exposure to nominal bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom K® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.6	0.6
Fidelity Series 1000 Value Index Fund Class F	0.4	0.4
Fidelity Series All-Sector Equity Fund Class F	1.9	2.1
Fidelity Series Blue Chip Growth Fund Class F	1.4	1.5
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	2.6	2.8
Fidelity Series Growth & Income Fund Class F	2.0	2.1
Fidelity Series Growth Company Fund Class F	2.4	2.4
Fidelity Series Intrinsic Opportunities Fund Class F	1.6	1.4
Fidelity Series Opportunistic Insights Fund Class F	1.3	1.4
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Discovery Fund Class F	0.3	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.7	1.8
	18.6	19.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.4	3.3
Fidelity Series International Growth Fund Class F	2.1	1.8
Fidelity Series International Small Cap Fund Class F	0.5	0.4
Fidelity Series International Value Fund Class F	2.0	1.9
	9.0	7.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.5
Fidelity Series Investment Grade Bond Fund Class F	38.8	41.1
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	46.9	49.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	16.6	17.1
Fidelity Series Short-Term Credit Fund Class F	8.9	7.3
	25.5	24.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.6%
International Equity Funds	9.0%
Bond Funds	46.9%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	19.0%
International Equity Funds	7.4%
Bond Funds	49.2%
Short-Term Funds	24.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® Income Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 18.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	759,754	$10,218,688
Fidelity Series 1000 Value Index Fund Class F (a)	557,163	5,755,491
Fidelity Series All-Sector Equity Fund Class F (a)	2,561,198	32,219,875
Fidelity Series Blue Chip Growth Fund Class F (a)	2,060,702	22,358,615
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,159,371	20,547,294
Fidelity Series Equity-Income Fund Class F (a)	3,769,399	43,310,394
Fidelity Series Growth & Income Fund Class F (a)	2,668,247	33,192,987
Fidelity Series Growth Company Fund Class F (a)	3,251,764	39,671,524
Fidelity Series Intrinsic Opportunities Fund Class F (a)	1,818,452	25,731,101
Fidelity Series Opportunistic Insights Fund Class F (a)	1,480,416	21,569,666
Fidelity Series Real Estate Equity Fund Class F (a)	281,954	3,978,373
Fidelity Series Small Cap Discovery Fund Class F (a)	559,721	5,586,013
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,427,930	17,349,348
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	2,595,807	28,683,670
TOTAL DOMESTIC EQUITY FUNDS
(Cost $280,336,393)		310,173,039

International Equity Funds - 9.0%
Fidelity Series Emerging Markets Fund Class F (a)	4,945,552	73,837,094
Fidelity Series International Growth Fund Class F (a)	2,544,504	33,969,127
Fidelity Series International Small Cap Fund Class F (a)	566,015	8,529,848
Fidelity Series International Value Fund Class F (a)	3,683,406	33,703,165
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $142,084,218)		150,039,234

Bond Funds - 46.9%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,104,177	10,478,636
Fidelity Series Floating Rate High Income Fund Class F (a)	459,966	4,130,496
Fidelity Series High Income Fund Class F (a)	5,780,189	50,114,236
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,363,058	62,930,647
Fidelity Series Investment Grade Bond Fund Class F (a)	57,284,194	647,884,228
Fidelity Series Real Estate Income Fund Class F (a)	742,809	8,081,761
TOTAL BOND FUNDS
(Cost $791,991,484)		783,620,004

Short-Term Funds - 25.5%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	276,274,522	276,274,522
Fidelity Series Short-Term Credit Fund Class F (a)	14,899,911	148,850,113
TOTAL SHORT-TERM FUNDS
(Cost $425,030,624)		425,124,635
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,639,442,719)		1,668,956,912
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,987)
NET ASSETS - 100%		$1,668,883,925

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$271,087,685	$146,354,557	$141,167,720	$651,150	$276,274,522
Fidelity Series 100 Index Fund Class F	12,584,468	1,838,502	4,420,990	256,247	10,218,688
Fidelity Series 1000 Value Index Fund Class F	7,125,049	1,539,690	2,438,196	154,379	5,755,491
Fidelity Series All-Sector Equity Fund Class F	40,851,441	10,677,739	15,403,201	375,955	32,219,875
Fidelity Series Blue Chip Growth Fund Class F	31,629,241	11,954,940	17,476,508	77,846	22,358,615
Fidelity Series Commodity Strategy Fund Class F	16,349,406	11,370,886	4,600,931	--	20,547,294
Fidelity Series Emerging Markets Debt Fund Class F	12,431,653	1,159,135	2,839,187	701,657	10,478,636
Fidelity Series Emerging Markets Fund Class F	54,474,185	38,495,248	13,389,669	867,010	73,837,094
Fidelity Series Equity-Income Fund Class F	53,464,522	12,040,990	17,768,357	1,383,834	43,310,394
Fidelity Series Floating Rate High Income Fund Class F	9,977,614	600,198	6,070,977	266,752	4,130,496
Fidelity Series Growth & Income Fund Class F	40,812,756	10,178,975	14,783,109	801,276	33,192,987
Fidelity Series Growth Company Fund Class F	49,993,151	316,114	9,419,303	180,232	39,671,524
Fidelity Series High Income Fund Class F	67,915,841	8,242,622	19,113,679	3,447,466	50,114,236
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,254,093	7,909,764	16,017,102	129,720	62,930,647
Fidelity Series International Growth Fund Class F	39,752,478	12,081,092	15,945,547	384,215	33,969,127
Fidelity Series International Small Cap Fund Class F	9,130,712	2,740,716	3,158,035	75,272	8,529,848
Fidelity Series International Value Fund Class F	39,467,365	12,418,818	15,362,766	678,976	33,703,165
Fidelity Series Intrinsic Opportunities Fund Class F	27,460,389	3,045,808	3,199,761	437,692	25,731,101
Fidelity Series Investment Grade Bond Fund Class F	832,152,723	54,349,672	219,382,232	21,374,968	647,884,228
Fidelity Series Opportunistic Insights Fund Class F	26,587,596	5,534,580	9,401,503	45,477	21,569,666
Fidelity Series Real Estate Equity Fund Class F	4,905,231	1,240,186	1,879,033	84,320	3,978,373
Fidelity Series Real Estate Income Fund Class F	9,846,461	824,730	2,248,023	424,758	8,081,761
Fidelity Series Short-Term Credit Fund Class F	214,199,246	48,533,116	113,675,592	1,709,954	148,850,113
Fidelity Series Small Cap Discovery Fund Class F	7,253,584	1,225,402	2,073,416	22,258	5,586,013
Fidelity Series Small Cap Opportunities Fund Class F	21,775,218	5,120,343	7,241,656	107,555	17,349,348
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,754,258	9,758,447	12,102,921	536,205	28,683,670
Total	$2,007,236,366	$419,552,270	$690,579,414	$35,175,174	$1,668,956,912

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,639,442,719) — See accompanying schedule		$1,668,956,912
Receivable for investments sold		26,504,916
Receivable for fund shares sold		1,101,939
Total assets		1,696,563,767
Liabilities
Payable for investments purchased	$26,889,470
Payable for fund shares redeemed	725,706
Transfer agent fees payable	64,666
Total liabilities		27,679,842
Net Assets		$1,668,883,925
Net Assets consist of:
Paid in capital		$1,634,682,746
Undistributed net investment income		2,316,553
Accumulated undistributed net realized gain (loss) on investments		2,370,433
Net unrealized appreciation (depreciation) on investments		29,514,193
Net Assets, for 144,982,571 shares outstanding		$1,668,883,925
Net Asset Value, offering price and redemption price per share ($1,668,883,925 ÷ 144,982,571 shares)		$11.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$35,175,174
Expenses
Transfer agent fees	$841,780
Independent trustees' compensation	7,729
Total expenses		849,509
Net investment income (loss)		34,325,665
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,143,720)
Capital gain distributions from underlying funds	23,920,651
Total net realized gain (loss)		20,776,931
Change in net unrealized appreciation (depreciation) on underlying funds		(64,108,598)
Net gain (loss)		(43,331,667)
Net increase (decrease) in net assets resulting from operations		$(9,006,002)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,325,665	$35,212,931
Net realized gain (loss)	20,776,931	33,129,738
Change in net unrealized appreciation (depreciation)	(64,108,598)	7,988,068
Net increase (decrease) in net assets resulting from operations	(9,006,002)	76,330,737
Distributions to shareholders from net investment income	(34,945,993)	(34,356,251)
Distributions to shareholders from net realized gain	(36,668,261)	(49,781,478)
Total distributions	(71,614,254)	(84,137,729)
Share transactions
Proceeds from sales of shares	430,129,000	646,904,316
Net asset value of shares issued in exchange for the net assets of Fidelity Freedom K 2000 Fund (note 6)	–	655,598,999
Reinvestment of distributions	71,614,254	84,137,729
Cost of shares redeemed	(759,555,039)	(882,121,296)
Net increase (decrease) in net assets resulting from share transactions	(257,811,785)	504,519,748
Total increase (decrease) in net assets	(338,432,041)	496,712,756
Net Assets
Beginning of period	2,007,315,966	1,510,603,210
End of period (including undistributed net investment income of $2,316,553 and undistributed net investment income of $3,019,658, respectively)	$1,668,883,925	$2,007,315,966
Other Information
Shares
Sold	37,030,344	54,158,762
Issued in exchange for the shares of Fidelity Freedom K 2000 Fund (note 6)	–	54,724,457
Issued in reinvestment of distributions	6,161,179	7,090,115
Redeemed	(65,298,695)	(73,839,837)
Net increase (decrease)	(22,107,172)	42,133,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K Income Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$12.09	$11.88	$11.66	$11.64
Income from Investment Operations
Net investment income (loss)A	.22	.22	.17	.16	.19
Net realized and unrealized gain (loss)	(.26)	.28	.31	.39	.21
Total from investment operations	(.04)	.50	.48	.55	.40
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.23)	(.37)	(.10)	(.17)	(.19)
Total distributions	(.46)	(.58)	(.27)B	(.33)	(.38)C
Net asset value, end of period	$11.51	$12.01	$12.09	$11.88	$11.66
Total Return	(.30)%	4.28%	4.07%	4.77%	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.92%	1.83%	1.41%	1.37%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,668,884	$2,007,316	$1,510,603	$1,565,723	$1,281,332
Portfolio turnover rateD	23%	32%F	40%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.102 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	0.9	1.0
Fidelity Series 1000 Value Index Fund Class F	0.5	0.6
Fidelity Series All-Sector Equity Fund Class F	2.9	3.2
Fidelity Series Blue Chip Growth Fund Class F	2.0	2.3
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	3.9	4.2
Fidelity Series Growth & Income Fund Class F	3.0	3.2
Fidelity Series Growth Company Fund Class F	3.6	3.7
Fidelity Series Intrinsic Opportunities Fund Class F	2.3	2.1
Fidelity Series Opportunistic Insights Fund Class F	2.0	2.1
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Discovery Fund Class F	0.5	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.6	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.6	2.7
	27.4	28.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	4.3
Fidelity Series International Growth Fund Class F	3.4	3.3
Fidelity Series International Small Cap Fund Class F	0.8	0.8
Fidelity Series International Value Fund Class F	3.3	3.3
	13.0	11.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series High Income Fund Class F	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.1
Fidelity Series Investment Grade Bond Fund Class F	34.5	36.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	42.2	44.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	11.3	11.0
Fidelity Series Short-Term Credit Fund Class F	6.1	4.8
	17.4	15.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.4%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.4%

Six months ago
Domestic Equity Funds	28.5%
International Equity Funds	11.7%
Bond Funds	44.0%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2005 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 27.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	287,470	$3,866,478
Fidelity Series 1000 Value Index Fund Class F (a)	210,813	2,177,699
Fidelity Series All-Sector Equity Fund Class F (a)	969,167	12,192,115
Fidelity Series Blue Chip Growth Fund Class F (a)	779,818	8,461,024
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,041,027	5,142,672
Fidelity Series Equity-Income Fund Class F (a)	1,426,233	16,387,413
Fidelity Series Growth & Income Fund Class F (a)	1,009,535	12,558,621
Fidelity Series Growth Company Fund Class F (a)	1,225,869	14,955,602
Fidelity Series Intrinsic Opportunities Fund Class F (a)	675,223	9,554,408
Fidelity Series Opportunistic Insights Fund Class F (a)	560,146	8,161,330
Fidelity Series Real Estate Equity Fund Class F (a)	106,682	1,505,283
Fidelity Series Small Cap Discovery Fund Class F (a)	213,715	2,132,879
Fidelity Series Small Cap Opportunities Fund Class F (a)	540,284	6,564,448
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	982,087	10,852,061
TOTAL DOMESTIC EQUITY FUNDS
(Cost $102,616,643)		114,512,033

International Equity Funds - 13.0%
Fidelity Series Emerging Markets Fund Class F (a)	1,532,245	22,876,423
Fidelity Series International Growth Fund Class F (a)	1,056,086	14,098,754
Fidelity Series International Small Cap Fund Class F (a)	230,577	3,474,793
Fidelity Series International Value Fund Class F (a)	1,529,022	13,990,554
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $50,710,077)		54,440,524

Bond Funds - 42.2%
Fidelity Series Emerging Markets Debt Fund Class F (a)	276,933	2,628,093
Fidelity Series Floating Rate High Income Fund Class F (a)	116,159	1,043,112
Fidelity Series High Income Fund Class F (a)	1,437,089	12,459,563
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	1,399,553	13,841,584
Fidelity Series Investment Grade Bond Fund Class F (a)	12,757,756	144,290,219
Fidelity Series Real Estate Income Fund Class F (a)	188,041	2,045,888
TOTAL BOND FUNDS
(Cost $178,986,335)		176,308,459

Short-Term Funds - 17.4%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	47,441,367	47,441,367
Fidelity Series Short-Term Credit Fund Class F (a)	2,555,966	25,534,104
TOTAL SHORT-TERM FUNDS
(Cost $72,961,160)		72,975,471
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $405,274,215)		418,236,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,436)
NET ASSETS - 100%		$418,219,051

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$40,706,365	$28,979,899	$22,244,897	$104,347	$47,441,367
Fidelity Series 100 Index Fund Class F	4,640,658	859,664	1,709,533	95,067	3,866,478
Fidelity Series 1000 Value Index Fund Class F	2,641,536	620,495	904,897	57,289	2,177,699
Fidelity Series All-Sector Equity Fund Class F	15,136,546	4,090,036	5,567,898	139,481	12,192,115
Fidelity Series Blue Chip Growth Fund Class F	11,713,591	3,941,667	5,799,096	29,090	8,461,024
Fidelity Series Commodity Strategy Fund Class F	3,720,710	2,926,090	876,153	--	5,142,672
Fidelity Series Emerging Markets Debt Fund Class F	2,968,957	436,911	711,444	172,286	2,628,093
Fidelity Series Emerging Markets Fund Class F	18,607,454	10,371,187	4,028,707	277,011	22,876,423
Fidelity Series Equity-Income Fund Class F	19,810,549	4,810,435	6,572,032	513,253	16,387,413
Fidelity Series Floating Rate High Income Fund Class F	2,326,450	237,583	1,431,290	63,819	1,043,112
Fidelity Series Growth & Income Fund Class F	15,106,529	3,797,966	5,203,805	296,932	12,558,621
Fidelity Series Growth Company Fund Class F	17,227,330	308,879	2,082,607	67,303	14,955,602
Fidelity Series High Income Fund Class F	16,282,551	2,241,434	4,351,170	848,536	12,459,563
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,271,382	2,780,512	3,383,548	27,575	13,841,584
Fidelity Series International Growth Fund Class F	16,683,302	4,309,706	5,957,369	173,378	14,098,754
Fidelity Series International Small Cap Fund Class F	3,789,422	1,008,562	1,206,048	34,023	3,474,793
Fidelity Series International Value Fund Class F	16,352,431	4,414,451	5,472,510	306,376	13,990,554
Fidelity Series Intrinsic Opportunities Fund Class F	10,103,160	1,578,547	1,544,125	163,710	9,554,408
Fidelity Series Investment Grade Bond Fund Class F	171,636,281	22,099,880	45,355,750	4,623,078	144,290,219
Fidelity Series Opportunistic Insights Fund Class F	9,839,302	2,315,044	3,573,422	16,871	8,161,330
Fidelity Series Real Estate Equity Fund Class F	1,822,811	516,896	724,943	31,616	1,505,283
Fidelity Series Real Estate Income Fund Class F	2,282,609	332,693	486,383	104,777	2,045,888
Fidelity Series Short-Term Credit Fund Class F	28,958,911	10,363,276	13,763,826	269,056	25,534,104
Fidelity Series Small Cap Discovery Fund Class F	2,697,440	545,660	803,755	8,291	2,132,879
Fidelity Series Small Cap Opportunities Fund Class F	8,014,177	2,029,976	2,622,648	39,639	6,564,448
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,228,304	3,844,210	4,451,425	198,817	10,852,061
Total	$470,568,758	$119,761,659	$150,829,281	$8,661,621	$418,236,487

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $405,274,215) — See accompanying schedule		$418,236,487
Receivable for investments sold		6,495,952
Receivable for fund shares sold		733,715
Total assets		425,466,154
Liabilities
Payable for investments purchased	$7,123,160
Payable for fund shares redeemed	107,867
Transfer agent fees payable	16,076
Total liabilities		7,247,103
Net Assets		$418,219,051
Net Assets consist of:
Paid in capital		$401,664,489
Undistributed net investment income		1,699,081
Accumulated undistributed net realized gain (loss) on investments		1,893,209
Net unrealized appreciation (depreciation) on investments		12,962,272
Net Assets, for 33,339,007 shares outstanding		$418,219,051
Net Asset Value, offering price and redemption price per share ($418,219,051 ÷ 33,339,007 shares)		$12.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$8,661,621
Expenses
Transfer agent fees	$205,803
Independent trustees' compensation	1,870
Total expenses		207,673
Net investment income (loss)		8,453,948
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(251,751)
Capital gain distributions from underlying funds	8,116,935
Total net realized gain (loss)		7,865,184
Change in net unrealized appreciation (depreciation) on underlying funds		(21,012,911)
Net gain (loss)		(13,147,727)
Net increase (decrease) in net assets resulting from operations		$(4,693,779)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,453,948	$8,746,001
Net realized gain (loss)	7,865,184	10,316,088
Change in net unrealized appreciation (depreciation)	(21,012,911)	5,522,385
Net increase (decrease) in net assets resulting from operations	(4,693,779)	24,584,474
Distributions to shareholders from net investment income	(8,122,380)	(14,303,298)
Distributions to shareholders from net realized gain	(11,743,720)	(23,376,590)
Total distributions	(19,866,100)	(37,679,888)
Share transactions
Proceeds from sales of shares	132,374,912	173,718,310
Reinvestment of distributions	19,866,100	37,679,888
Cost of shares redeemed	(180,036,215)	(214,708,998)
Net increase (decrease) in net assets resulting from share transactions	(27,795,203)	(3,310,800)
Total increase (decrease) in net assets	(52,355,082)	(16,406,214)
Net Assets
Beginning of period	470,574,133	486,980,347
End of period (including undistributed net investment income of $1,699,081 and undistributed net investment income of $1,445,878, respectively)	$418,219,051	$470,574,133
Other Information
Shares
Sold	10,374,456	13,137,868
Issued in reinvestment of distributions	1,559,466	2,909,900
Redeemed	(14,132,251)	(16,275,785)
Net increase (decrease)	(2,198,329)	(228,017)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2005 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$13.62	$13.00	$12.65	$12.82
Income from Investment Operations
Net investment income (loss)A	.25	.24	.19	.19	.21
Net realized and unrealized gain (loss)	(.37)	.44	.64	.56	.13
Total from investment operations	(.12)	.68	.83	.75	.34
Distributions from net investment income	(.24)	(.41)	(.03)	(.18)	(.18)
Distributions from net realized gain	(.34)	(.66)	(.19)	(.21)	(.33)
Total distributions	(.58)	(1.06)B	(.21)C	(.40)D	(.51)
Net asset value, end of period	$12.54	$13.24	$13.62	$13.00	$12.65
Total Return	(.94)%	5.33%	6.48%	6.03%	2.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.85%	1.42%	1.46%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$418,219	$470,574	$486,980	$496,064	$388,009
Portfolio turnover rateE	27%	34%	55%	29%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.406 and distributions from net realized gain of $.658 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.2	1.2
Fidelity Series 1000 Value Index Fund Class F	0.7	0.7
Fidelity Series All-Sector Equity Fund Class F	3.6	3.9
Fidelity Series Blue Chip Growth Fund Class F	2.5	2.8
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	4.9	5.1
Fidelity Series Growth & Income Fund Class F	3.7	3.9
Fidelity Series Growth Company Fund Class F	4.4	4.6
Fidelity Series Intrinsic Opportunities Fund Class F	2.8	2.6
Fidelity Series Opportunistic Insights Fund Class F	2.4	2.6
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Discovery Fund Class F	0.6	0.7
Fidelity Series Small Cap Opportunities Fund Class F	1.9	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.2	3.3
	33.6	34.8
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.3	5.1
Fidelity Series International Growth Fund Class F	4.3	4.2
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.3	4.3
	15.9	14.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.7	2.4
Fidelity Series Investment Grade Bond Fund Class F	31.5	33.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	38.5	40.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	7.8	7.3
Fidelity Series Short-Term Credit Fund Class F	4.2	3.1
	12.0	10.4
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.6%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.0%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	14.6%
Bond Funds	40.2%
Short-Term Funds	10.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2010 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,499,490	$33,618,144
Fidelity Series 1000 Value Index Fund Class F (a)	1,832,951	18,934,382
Fidelity Series All-Sector Equity Fund Class F (a)	8,425,994	105,999,010
Fidelity Series Blue Chip Growth Fund Class F (a)	6,779,131	73,553,572
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,352,494	36,321,322
Fidelity Series Equity-Income Fund Class F (a)	12,400,586	142,482,732
Fidelity Series Growth & Income Fund Class F (a)	8,777,757	109,195,299
Fidelity Series Growth Company Fund Class F (a)	10,696,208	130,493,734
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,865,355	82,994,777
Fidelity Series Opportunistic Insights Fund Class F (a)	4,870,429	70,962,150
Fidelity Series Real Estate Equity Fund Class F (a)	927,562	13,087,907
Fidelity Series Small Cap Discovery Fund Class F (a)	1,843,041	18,393,553
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,697,484	57,074,428
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	8,539,756	94,364,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $860,033,505)		987,475,319

International Equity Funds - 15.9%
Fidelity Series Emerging Markets Fund Class F (a)	12,389,071	184,968,826
Fidelity Series International Growth Fund Class F (a)	9,491,367	126,709,751
Fidelity Series International Small Cap Fund Class F (a)	2,054,950	30,968,099
Fidelity Series International Value Fund Class F (a)	13,742,905	125,747,577
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $429,948,350)		468,394,253

Bond Funds - 38.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	1,946,294	18,470,330
Fidelity Series Floating Rate High Income Fund Class F (a)	802,668	7,207,962
Fidelity Series High Income Fund Class F (a)	10,093,820	87,513,420
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	7,867,839	77,812,927
Fidelity Series Investment Grade Bond Fund Class F (a)	81,732,342	924,392,787
Fidelity Series Real Estate Income Fund Class F (a)	1,326,860	14,436,232
TOTAL BOND FUNDS
(Cost $1,147,109,333)		1,129,833,658

Short-Term Funds - 12.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	229,786,383	229,786,383
Fidelity Series Short-Term Credit Fund Class F (a)	12,367,270	123,549,028
TOTAL SHORT-TERM FUNDS
(Cost $353,292,442)		353,335,411
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,790,383,630)		2,939,038,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,457)
NET ASSETS - 100%		$2,938,918,184

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$192,026,291	$158,230,163	$120,470,071	$505,026	$229,786,383
Fidelity Series 100 Index Fund Class F	43,748,084	4,377,789	15,181,714	842,259	33,618,144
Fidelity Series 1000 Value Index Fund Class F	24,652,285	3,745,932	7,847,195	508,200	18,934,382
Fidelity Series All-Sector Equity Fund Class F	142,959,754	25,517,572	49,341,599	1,235,691	105,999,010
Fidelity Series Blue Chip Growth Fund Class F	111,841,765	33,147,713	59,115,905	258,544	73,553,572
Fidelity Series Commodity Strategy Fund Class F	28,830,156	18,592,141	6,510,295	--	36,321,322
Fidelity Series Emerging Markets Debt Fund Class F	23,666,750	1,646,273	6,330,111	1,285,323	18,470,330
Fidelity Series Emerging Markets Fund Class F	173,731,228	66,691,180	36,754,355	2,321,277	184,968,826
Fidelity Series Equity-Income Fund Class F	186,836,333	28,892,385	58,320,293	4,662,987	142,482,732
Fidelity Series Floating Rate High Income Fund Class F	18,144,186	753,173	11,032,383	472,749	7,207,962
Fidelity Series Growth & Income Fund Class F	142,632,022	23,682,665	46,785,426	2,703,140	109,195,299
Fidelity Series Growth Company Fund Class F	173,214,356	598,865	39,259,785	598,865	130,493,734
Fidelity Series High Income Fund Class F	125,373,657	9,505,776	34,715,615	6,219,936	87,513,420
Fidelity Series Inflation-Protected Bond Index Fund Class F	88,288,666	12,874,600	24,341,570	161,973	77,812,927
Fidelity Series International Growth Fund Class F	164,776,932	24,726,978	53,841,578	1,631,757	126,709,751
Fidelity Series International Small Cap Fund Class F	37,449,336	5,785,171	11,153,521	319,671	30,968,099
Fidelity Series International Value Fund Class F	161,945,521	25,648,778	49,680,255	2,883,459	125,747,577
Fidelity Series Intrinsic Opportunities Fund Class F	95,349,205	6,277,175	13,430,167	1,457,759	82,994,777
Fidelity Series Investment Grade Bond Fund Class F	1,227,012,891	59,722,293	333,466,369	31,011,658	924,392,787
Fidelity Series Opportunistic Insights Fund Class F	93,030,589	13,850,033	32,184,766	149,472	70,962,150
Fidelity Series Real Estate Equity Fund Class F	17,066,169	3,405,479	6,332,155	280,834	13,087,907
Fidelity Series Real Estate Income Fund Class F	17,866,158	1,193,169	3,992,842	770,489	14,436,232
Fidelity Series Short-Term Credit Fund Class F	153,813,150	44,410,429	74,521,141	1,309,927	123,549,028
Fidelity Series Small Cap Discovery Fund Class F	24,689,234	3,327,230	6,852,386	74,501	18,393,553
Fidelity Series Small Cap Opportunities Fund Class F	75,619,907	13,195,938	24,046,742	352,087	57,074,428
Fidelity Series Stock Selector Large Cap Value Fund Class F	125,032,437	25,102,568	39,982,901	1,762,270	94,364,309
Total	$3,669,597,062	$614,901,468	$1,165,491,140	$63,779,854	$2,939,038,641

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $2,790,383,630) — See accompanying schedule		$2,939,038,641
Receivable for investments sold		44,134,760
Receivable for fund shares sold		2,611,129
Total assets		2,985,784,530
Liabilities
Payable for investments purchased	$44,402,706
Payable for fund shares redeemed	2,349,836
Transfer agent fees payable	113,804
Total liabilities		46,866,346
Net Assets		$2,938,918,184
Net Assets consist of:
Paid in capital		$2,752,074,661
Undistributed net investment income		10,648,512
Accumulated undistributed net realized gain (loss) on investments		27,540,000
Net unrealized appreciation (depreciation) on investments		148,655,011
Net Assets, for 235,340,324 shares outstanding		$2,938,918,184
Net Asset Value, offering price and redemption price per share ($2,938,918,184 ÷ 235,340,324 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$63,779,854
Expenses
Transfer agent fees	1,513,137
Independent trustees' compensation	13,938
Total expenses		1,527,075
Net investment income (loss)		62,252,779
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	31,758,576
Capital gain distributions from underlying funds	69,596,091
Total net realized gain (loss)		101,354,667
Change in net unrealized appreciation (depreciation) on underlying funds		(211,727,331)
Net gain (loss)		(110,372,664)
Net increase (decrease) in net assets resulting from operations		$(48,119,885)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,252,779	$75,947,534
Net realized gain (loss)	101,354,667	137,486,032
Change in net unrealized appreciation (depreciation)	(211,727,331)	20,946,557
Net increase (decrease) in net assets resulting from operations	(48,119,885)	234,380,123
Distributions to shareholders from net investment income	(59,172,738)	(134,711,044)
Distributions to shareholders from net realized gain	(151,787,996)	(303,393,320)
Total distributions	(210,960,734)	(438,104,364)
Share transactions
Proceeds from sales of shares	562,306,715	833,571,107
Reinvestment of distributions	210,960,734	438,104,364
Cost of shares redeemed	(1,244,830,841)	(1,736,353,492)
Net increase (decrease) in net assets resulting from share transactions	(471,563,392)	(464,678,021)
Total increase (decrease) in net assets	(730,644,011)	(668,402,262)
Net Assets
Beginning of period	3,669,562,195	4,337,964,457
End of period (including undistributed net investment income of $10,648,512 and undistributed net investment income of $8,593,683, respectively)	$2,938,918,184	$3,669,562,195
Other Information
Shares
Sold	43,796,122	61,499,488
Issued in reinvestment of distributions	16,459,688	33,140,333
Redeemed	(96,636,322)	(128,119,267)
Net increase (decrease)	(36,380,512)	(33,479,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2010 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$14.21	$13.39	$12.93	$13.12
Income from Investment Operations
Net investment income (loss)A	.25	.25	.20	.21	.23
Net realized and unrealized gain (loss)	(.41)	.53	.90	.74	.14
Total from investment operations	(.16)	.78	1.10	.95	.37
Distributions from net investment income	(.24)	(.46)	(.03)	(.22)	(.20)
Distributions from net realized gain	(.60)	(1.03)	(.25)	(.27)	(.36)
Total distributions	(.85)B	(1.49)	(.28)	(.49)	(.56)
Net asset value, end of period	$12.49	$13.50	$14.21	$13.39	$12.93
Total Return	(1.26)%	5.96%	8.34%	7.53%	3.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.88%	1.48%	1.65%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,938,918	$3,669,562	$4,337,964	$4,699,784	$4,130,786
Portfolio turnover rateC	19%	20%	39%	30%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.603 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.4	1.4
Fidelity Series 1000 Value Index Fund Class F	0.8	0.8
Fidelity Series All-Sector Equity Fund Class F	4.3	4.6
Fidelity Series Blue Chip Growth Fund Class F	3.0	3.2
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	5.8	6.0
Fidelity Series Growth & Income Fund Class F	4.4	4.6
Fidelity Series Growth Company Fund Class F	5.3	5.4
Fidelity Series Intrinsic Opportunities Fund Class F	3.3	3.1
Fidelity Series Opportunistic Insights Fund Class F	2.9	3.0
Fidelity Series Real Estate Equity Fund Class F	0.5	0.6
Fidelity Series Small Cap Discovery Fund Class F	0.7	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.3	2.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.8	3.9
	39.7	40.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	6.9	5.7
Fidelity Series International Growth Fund Class F	5.2	5.1
Fidelity Series International Small Cap Fund Class F	1.3	1.2
Fidelity Series International Value Fund Class F	5.2	5.2
	18.6	17.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	1.6
Fidelity Series Investment Grade Bond Fund Class F	28.5	30.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	34.7	36.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	4.6	3.9
Fidelity Series Short-Term Credit Fund Class F	2.4	1.7
	7.0	5.6
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.7%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	40.6%
International Equity Funds	17.2%
Bond Funds	36.6%
Short-Term Funds	5.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2015 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	5,598,191	$75,295,664
Fidelity Series 1000 Value Index Fund Class F (a)	4,105,386	42,408,639
Fidelity Series All-Sector Equity Fund Class F (a)	18,872,299	237,413,523
Fidelity Series Blue Chip Growth Fund Class F (a)	15,183,436	164,740,280
Fidelity Series Commodity Strategy Fund Class F (a)(b)	13,891,944	68,626,204
Fidelity Series Equity-Income Fund Class F (a)	27,773,571	319,118,331
Fidelity Series Growth & Income Fund Class F (a)	19,659,739	244,567,148
Fidelity Series Growth Company Fund Class F (a)	23,948,326	292,169,579
Fidelity Series Intrinsic Opportunities Fund Class F (a)	13,133,857	185,844,082
Fidelity Series Opportunistic Insights Fund Class F (a)	10,908,534	158,937,341
Fidelity Series Real Estate Equity Fund Class F (a)	2,077,481	29,313,264
Fidelity Series Small Cap Discovery Fund Class F (a)	4,132,967	41,247,007
Fidelity Series Small Cap Opportunities Fund Class F (a)	10,520,909	127,829,044
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	19,068,279	210,704,484
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,953,622,732)		2,198,214,590

International Equity Funds - 18.6%
Fidelity Series Emerging Markets Fund Class F (a)	25,526,413	381,109,352
Fidelity Series International Growth Fund Class F (a)	21,713,085	289,869,678
Fidelity Series International Small Cap Fund Class F (a)	4,651,629	70,100,053
Fidelity Series International Value Fund Class F (a)	31,442,327	287,697,295
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $963,805,354)		1,028,776,378

Bond Funds - 34.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,579,313	33,967,677
Fidelity Series Floating Rate High Income Fund Class F (a)	1,522,394	13,671,101
Fidelity Series High Income Fund Class F (a)	19,060,923	165,258,200
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	10,387,921	102,736,543
Fidelity Series Investment Grade Bond Fund Class F (a)	139,502,838	1,577,777,099
Fidelity Series Real Estate Income Fund Class F (a)	2,426,653	26,401,984
TOTAL BOND FUNDS
(Cost $1,965,562,093)		1,919,812,604

Short-Term Funds - 7.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	254,876,955	254,876,955
Fidelity Series Short-Term Credit Fund Class F (a)	13,683,146	136,694,630
TOTAL SHORT-TERM FUNDS
(Cost $391,578,175)		391,571,585
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,274,568,354)		5,538,375,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220,694)
NET ASSETS - 100%		$5,538,154,463

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$192,044,379	$201,691,006	$138,858,429	$527,479	$254,876,955
Fidelity Series 100 Index Fund Class F	93,604,802	7,309,581	26,958,891	1,868,728	75,295,664
Fidelity Series 1000 Value Index Fund Class F	52,830,796	7,432,087	14,243,536	1,128,041	42,408,639
Fidelity Series All-Sector Equity Fund Class F	306,257,126	54,271,532	93,817,068	2,741,753	237,413,523
Fidelity Series Blue Chip Growth Fund Class F	241,901,154	63,090,681	113,009,825	565,797	164,740,280
Fidelity Series Commodity Strategy Fund Class F	52,153,212	34,607,770	9,552,808	--	68,626,204
Fidelity Series Emerging Markets Debt Fund Class F	41,847,670	3,057,304	9,971,789	2,371,407	33,967,677
Fidelity Series Emerging Markets Fund Class F	352,855,673	134,888,730	66,715,342	4,821,314	381,109,352
Fidelity Series Equity-Income Fund Class F	399,816,243	57,997,653	105,600,835	10,135,603	319,118,331
Fidelity Series Floating Rate High Income Fund Class F	33,059,773	1,341,115	19,462,513	895,296	13,671,101
Fidelity Series Growth & Income Fund Class F	305,003,624	49,227,070	86,757,326	5,866,128	244,567,148
Fidelity Series Growth Company Fund Class F	358,172,947	1,312,746	58,216,022	1,312,746	292,169,579
Fidelity Series High Income Fund Class F	227,000,643	16,295,124	54,533,586	11,556,129	165,258,200
Fidelity Series Inflation-Protected Bond Index Fund Class F	107,838,041	22,454,306	28,940,849	204,895	102,736,543
Fidelity Series International Growth Fund Class F	355,774,618	48,274,603	93,157,727	3,745,461	289,869,678
Fidelity Series International Small Cap Fund Class F	81,610,353	11,914,067	20,649,153	733,779	70,100,053
Fidelity Series International Value Fund Class F	352,236,247	50,996,476	87,280,760	6,618,520	287,697,295
Fidelity Series Intrinsic Opportunities Fund Class F	204,045,729	14,283,573	21,061,619	3,186,875	185,844,082
Fidelity Series Investment Grade Bond Fund Class F	2,067,261,932	111,787,635	552,421,224	52,850,510	1,577,777,099
Fidelity Series Opportunistic Insights Fund Class F	199,278,086	29,153,489	60,855,909	331,647	158,937,341
Fidelity Series Real Estate Equity Fund Class F	36,344,363	7,396,020	12,202,335	615,795	29,313,264
Fidelity Series Real Estate Income Fund Class F	32,431,380	2,255,430	7,093,370	1,436,101	26,401,984
Fidelity Series Short-Term Credit Fund Class F	146,378,600	57,362,231	66,883,726	1,347,551	136,694,630
Fidelity Series Small Cap Discovery Fund Class F	51,929,977	7,450,044	12,100,176	161,948	41,247,007
Fidelity Series Small Cap Opportunities Fund Class F	162,839,806	25,416,380	43,427,829	773,458	127,829,044
Fidelity Series Stock Selector Large Cap Value Fund Class F	266,530,923	48,042,779	68,809,209	3,912,419	210,704,484
Total	$6,721,048,097	$1,069,309,432	$1,872,581,856	$119,709,380	$5,538,375,157

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $5,274,568,354) — See accompanying schedule		$5,538,375,157
Receivable for investments sold		73,391,860
Receivable for fund shares sold		6,886,841
Total assets		5,618,653,858
Liabilities
Payable for investments purchased	$74,350,542
Payable for fund shares redeemed	5,934,910
Transfer agent fees payable	213,943
Total liabilities		80,499,395
Net Assets		$5,538,154,463
Net Assets consist of:
Paid in capital		$5,198,423,332
Undistributed net investment income		18,242,590
Accumulated undistributed net realized gain (loss) on investments		57,681,738
Net unrealized appreciation (depreciation) on investments		263,806,803
Net Assets, for 428,479,667 shares outstanding		$5,538,154,463
Net Asset Value, offering price and redemption price per share ($5,538,154,463 ÷ 428,479,667 shares)		$12.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$119,709,380
Expenses
Transfer agent fees	$2,817,781
Independent trustees' compensation	25,826
Total expenses		2,843,607
Net investment income (loss)		116,865,773
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	34,722,581
Capital gain distributions from underlying funds	149,696,387
Total net realized gain (loss)		184,418,968
Change in net unrealized appreciation (depreciation) on underlying funds		(414,123,102)
Net gain (loss)		(229,704,134)
Net increase (decrease) in net assets resulting from operations		$(112,838,361)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,865,773	$133,204,574
Net realized gain (loss)	184,418,968	194,324,133
Change in net unrealized appreciation (depreciation)	(414,123,102)	109,460,669
Net increase (decrease) in net assets resulting from operations	(112,838,361)	436,989,376
Distributions to shareholders from net investment income	(112,180,726)	(228,656,023)
Distributions to shareholders from net realized gain	(242,398,223)	(436,537,584)
Total distributions	(354,578,949)	(665,193,607)
Share transactions
Proceeds from sales of shares	1,469,640,544	2,070,742,032
Reinvestment of distributions	354,578,949	665,193,607
Cost of shares redeemed	(2,539,546,279)	(3,012,689,557)
Net increase (decrease) in net assets resulting from share transactions	(715,326,786)	(276,753,918)
Total increase (decrease) in net assets	(1,182,744,096)	(504,958,149)
Net Assets
Beginning of period	6,720,898,559	7,225,856,708
End of period (including undistributed net investment income of $18,242,590 and undistributed net investment income of $14,908,824, respectively)	$5,538,154,463	$6,720,898,559
Other Information
Shares
Sold	110,628,308	149,078,388
Issued in reinvestment of distributions	26,687,088	49,144,199
Redeemed	(191,038,021)	(216,956,617)
Net increase (decrease)	(53,722,625)	(18,734,030)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2015 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.94	$14.42	$13.48	$12.98	$13.17
Income from Investment Operations
Net investment income (loss)A	.26	.27	.21	.22	.24
Net realized and unrealized gain (loss)	(.48)	.60	.99	.75	.13
Total from investment operations	(.22)	.87	1.20	.97	.37
Distributions from net investment income	(.25)	(.47)	(.03)	(.21)	(.20)
Distributions from net realized gain	(.53)	(.89)	(.23)	(.26)	(.36)
Total distributions	(.79)B	(1.35)C	(.26)	(.47)	(.56)
Net asset value, end of period	$12.93	$13.94	$14.42	$13.48	$12.98
Total Return	(1.67)%	6.54%	9.00%	7.70%	3.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.95%	1.91%	1.52%	1.68%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,538,154	$6,720,899	$7,225,857	$7,138,645	$5,466,181
Portfolio turnover rateD	18%	22%	43%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.79 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.533 per share.

 C Total distributions of $1.35 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $.889 per share.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.5	1.6
Fidelity Series 1000 Value Index Fund Class F	0.8	0.9
Fidelity Series All-Sector Equity Fund Class F	4.8	5.1
Fidelity Series Blue Chip Growth Fund Class F	3.3	3.6
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	6.4	6.6
Fidelity Series Growth & Income Fund Class F	4.9	5.1
Fidelity Series Growth Company Fund Class F	5.9	5.9
Fidelity Series Intrinsic Opportunities Fund Class F	3.6	3.4
Fidelity Series Opportunistic Insights Fund Class F	3.2	3.3
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Discovery Fund Class F	0.9	0.9
Fidelity Series Small Cap Opportunities Fund Class F	2.6	2.6
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.2	4.3
	43.9	44.7
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.3	6.1
Fidelity Series International Growth Fund Class F	5.9	5.8
Fidelity Series International Small Cap Fund Class F	1.4	1.3
Fidelity Series International Value Fund Class F	5.8	5.8
	20.4	19.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.1	0.8
Fidelity Series Investment Grade Bond Fund Class F	24.9	26.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	30.3	32.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	3.5	2.8
Fidelity Series Short-Term Credit Fund Class F	1.9	1.2
	5.4	4.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	44.7%
International Equity Funds	19.0%
Bond Funds	32.3%
Short-Term Funds	4.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2020 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	18,190,406	$244,660,959
Fidelity Series 1000 Value Index Fund Class F (a)	13,354,839	137,955,491
Fidelity Series All-Sector Equity Fund Class F (a)	61,262,380	770,680,737
Fidelity Series Blue Chip Growth Fund Class F (a)	49,300,645	534,911,997
Fidelity Series Commodity Strategy Fund Class F (a)(b)	40,688,840	201,002,871
Fidelity Series Equity-Income Fund Class F (a)	90,144,545	1,035,760,821
Fidelity Series Growth & Income Fund Class F (a)	63,814,950	793,857,980
Fidelity Series Growth Company Fund Class F (a)	77,632,003	947,110,437
Fidelity Series Intrinsic Opportunities Fund Class F (a)	41,183,048	582,740,130
Fidelity Series Opportunistic Insights Fund Class F (a)	35,417,914	516,039,013
Fidelity Series Real Estate Equity Fund Class F (a)	6,766,081	95,469,402
Fidelity Series Small Cap Discovery Fund Class F (a)	13,851,790	138,240,859
Fidelity Series Small Cap Opportunities Fund Class F (a)	34,165,155	415,106,633
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	61,698,144	681,764,492
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,431,102,209)		7,095,301,822

International Equity Funds - 20.4%
Fidelity Series Emerging Markets Fund Class F (a)	79,501,843	1,186,962,515
Fidelity Series International Growth Fund Class F (a)	70,836,580	945,668,345
Fidelity Series International Small Cap Fund Class F (a)	15,063,491	227,006,807
Fidelity Series International Value Fund Class F (a)	102,583,115	938,635,502
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,143,758,553)		3,298,273,169

Bond Funds - 30.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,801,282	102,504,167
Fidelity Series Floating Rate High Income Fund Class F (a)	4,458,207	40,034,702
Fidelity Series High Income Fund Class F (a)	55,528,520	481,432,267
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	17,268,492	170,785,381
Fidelity Series Investment Grade Bond Fund Class F (a)	355,879,592	4,024,998,184
Fidelity Series Real Estate Income Fund Class F (a)	7,400,181	80,513,965
TOTAL BOND FUNDS
(Cost $5,042,981,467)		4,900,268,666

Short-Term Funds - 5.4%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	571,701,080	571,701,080
Fidelity Series Short-Term Credit Fund Class F (a)	30,644,884	306,142,393
TOTAL SHORT-TERM FUNDS
(Cost $877,846,249)		877,843,473
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,495,688,478)		16,171,687,130
NET OTHER ASSETS (LIABILITIES) - 0.0%		(633,499)
NET ASSETS - 100%		$16,171,053,631

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$335,889,086	$500,448,838	$264,636,843	$1,070,733	$571,701,080
Fidelity Series 100 Index Fund Class F	268,745,579	30,455,974	58,506,978	5,811,868	244,660,959
Fidelity Series 1000 Value Index Fund Class F	152,570,520	25,849,897	29,489,658	3,519,928	137,955,491
Fidelity Series All-Sector Equity Fund Class F	882,622,458	187,752,844	209,393,189	8,526,977	770,680,737
Fidelity Series Blue Chip Growth Fund Class F	694,426,859	188,699,636	264,496,563	1,727,277	534,911,997
Fidelity Series Commodity Strategy Fund Class F	135,161,608	105,853,678	16,219,622	--	201,002,871
Fidelity Series Emerging Markets Debt Fund Class F	109,194,068	14,514,655	18,908,620	6,467,011	102,504,167
Fidelity Series Emerging Markets Fund Class F	989,152,804	421,279,707	109,909,554	14,459,695	1,186,962,515
Fidelity Series Equity-Income Fund Class F	1,153,184,304	202,760,255	220,435,784	30,525,129	1,035,760,821
Fidelity Series Floating Rate High Income Fund Class F	85,602,629	5,297,031	47,337,617	2,449,597	40,034,702
Fidelity Series Growth & Income Fund Class F	878,853,898	163,873,419	179,304,784	17,659,496	793,857,980
Fidelity Series Growth Company Fund Class F	1,027,473,838	12,114,123	63,852,515	4,040,870	947,110,437
Fidelity Series High Income Fund Class F	587,559,200	58,215,505	100,200,506	31,743,845	481,432,267
Fidelity Series Inflation-Protected Bond Index Fund Class F	147,815,036	52,769,747	32,353,860	304,847	170,785,381
Fidelity Series International Growth Fund Class F	1,032,346,404	171,279,955	191,545,197	11,794,054	945,668,345
Fidelity Series International Small Cap Fund Class F	237,328,660	42,670,989	43,752,382	2,310,515	227,006,807
Fidelity Series International Value Fund Class F	1,024,090,149	179,469,756	175,132,702	20,840,820	938,635,502
Fidelity Series Intrinsic Opportunities Fund Class F	587,529,980	70,012,074	39,932,616	9,622,576	582,740,130
Fidelity Series Investment Grade Bond Fund Class F	4,747,752,946	414,417,955	1,026,504,996	128,140,530	4,024,998,184
Fidelity Series Opportunistic Insights Fund Class F	574,341,509	103,522,567	134,349,892	1,031,642	516,039,013
Fidelity Series Real Estate Equity Fund Class F	104,650,121	21,925,130	25,168,232	1,903,594	95,469,402
Fidelity Series Real Estate Income Fund Class F	84,143,267	9,528,084	10,094,491	3,985,613	80,513,965
Fidelity Series Short-Term Credit Fund Class F	261,133,855	150,578,812	105,354,933	2,655,844	306,142,393
Fidelity Series Small Cap Discovery Fund Class F	147,682,111	26,934,437	18,604,929	499,978	138,240,859
Fidelity Series Small Cap Opportunities Fund Class F	474,199,719	87,963,521	95,201,055	2,403,046	415,106,633
Fidelity Series Stock Selector Large Cap Value Fund Class F	767,491,173	161,477,475	139,675,012	12,243,304	681,764,492
Total	$17,490,941,781	$3,409,666,064	$3,620,362,530	$325,738,789	$16,171,687,130

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $15,495,688,478) — See accompanying schedule		$16,171,687,130
Receivable for investments sold		192,429,248
Receivable for fund shares sold		19,957,389
Total assets		16,384,073,767
Liabilities
Payable for investments purchased	$204,478,057
Payable for fund shares redeemed	7,921,564
Transfer agent fees payable	620,515
Total liabilities		213,020,136
Net Assets		$16,171,053,631
Net Assets consist of:
Paid in capital		$15,251,458,776
Undistributed net investment income		45,391,532
Accumulated undistributed net realized gain (loss) on investments		198,204,671
Net unrealized appreciation (depreciation) on investments		675,998,652
Net Assets, for 1,187,099,414 shares outstanding		$16,171,053,631
Net Asset Value, offering price and redemption price per share ($16,171,053,631 ÷ 1,187,099,414 shares)		$13.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$325,738,789
Expenses
Transfer agent fees	$7,738,371
Independent trustees' compensation	70,311
Total expenses		7,808,682
Net investment income (loss)		317,930,107
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,965,100
Capital gain distributions from underlying funds	454,639,283
Total net realized gain (loss)		465,604,383
Change in net unrealized appreciation (depreciation) on underlying funds		(1,119,523,298)
Net gain (loss)		(653,918,915)
Net increase (decrease) in net assets resulting from operations		$(335,988,808)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,930,107	$335,340,048
Net realized gain (loss)	465,604,383	457,664,789
Change in net unrealized appreciation (depreciation)	(1,119,523,298)	361,482,009
Net increase (decrease) in net assets resulting from operations	(335,988,808)	1,154,486,846
Distributions to shareholders from net investment income	(290,459,152)	(574,473,460)
Distributions to shareholders from net realized gain	(553,517,566)	(1,048,384,789)
Total distributions	(843,976,718)	(1,622,858,249)
Share transactions
Proceeds from sales of shares	4,100,202,428	4,701,441,140
Reinvestment of distributions	843,976,718	1,622,858,249
Cost of shares redeemed	(5,083,614,184)	(5,687,397,659)
Net increase (decrease) in net assets resulting from share transactions	(139,435,038)	636,901,730
Total increase (decrease) in net assets	(1,319,400,564)	168,530,327
Net Assets
Beginning of period	17,490,454,195	17,321,923,868
End of period (including undistributed net investment income of $45,391,532 and undistributed net investment income of $22,699,395, respectively)	$16,171,053,631	$17,490,454,195
Other Information
Shares
Sold	294,203,195	323,653,682
Issued in reinvestment of distributions	60,184,292	114,656,389
Redeemed	(363,822,608)	(391,258,780)
Net increase (decrease)	(9,435,121)	47,051,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2020 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$15.07	$13.98	$13.42	$13.72
Income from Investment Operations
Net investment income (loss)A	.27	.28	.22	.24	.25
Net realized and unrealized gain (loss)	(.55)	.68	1.15	.82	.06
Total from investment operations	(.28)	.96	1.37	1.06	.31
Distributions from net investment income	(.25)	(.49)	(.03)	(.23)	(.21)
Distributions from net realized gain	(.47)	(.91)	(.25)	(.27)	(.40)
Total distributions	(.72)	(1.41)B	(.28)	(.50)	(.61)
Net asset value, end of period	$13.62	$14.62	$15.07	$13.98	$13.42
Total Return	(2.01)%	6.84%	9.95%	8.17%	2.50%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.93%	1.92%	1.56%	1.78%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$16,171,054	$17,490,454	$17,321,924	$16,051,941	$12,054,451
Portfolio turnover rateC	21%	21%	43%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.41 per share is comprised of distributions from net investment income of $.492 and distributions from net realized gain of $.914 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	1.7	1.7
Fidelity Series 1000 Value Index Fund Class F	0.9	1.0
Fidelity Series All-Sector Equity Fund Class F	5.3	5.7
Fidelity Series Blue Chip Growth Fund Class F	3.7	4.0
Fidelity Series Commodity Strategy Fund Class F	1.2	0.8
Fidelity Series Equity-Income Fund Class F	7.1	7.4
Fidelity Series Growth & Income Fund Class F	5.5	5.7
Fidelity Series Growth Company Fund Class F	6.5	6.6
Fidelity Series Intrinsic Opportunities Fund Class F	4.0	3.9
Fidelity Series Opportunistic Insights Fund Class F	3.5	3.7
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Discovery Fund Class F	0.9	1.0
Fidelity Series Small Cap Opportunities Fund Class F	2.9	3.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.7	4.8
	48.6	50.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	7.8	6.6
Fidelity Series International Growth Fund Class F	6.6	6.6
Fidelity Series International Small Cap Fund Class F	1.6	1.5
Fidelity Series International Value Fund Class F	6.5	6.6
	22.5	21.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	19.9	20.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	24.7	24.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	2.7	2.7
Fidelity Series Short-Term Credit Fund Class F	1.5	1.1
	4.2	3.8
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.6%
International Equity Funds	22.5%
Bond Funds	24.7%
Short-Term Funds	4.2%

Six months ago
Domestic Equity Funds	50.0%
International Equity Funds	21.3%
Bond Funds	24.9%
Short-Term Funds	3.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2025 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 48.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,006,509	$215,287,551
Fidelity Series 1000 Value Index Fund Class F (a)	11,738,264	121,256,266
Fidelity Series All-Sector Equity Fund Class F (a)	53,962,646	678,850,088
Fidelity Series Blue Chip Growth Fund Class F (a)	43,418,326	471,088,834
Fidelity Series Commodity Strategy Fund Class F (a)(b)	32,378,701	159,950,785
Fidelity Series Equity-Income Fund Class F (a)	79,411,514	912,438,301
Fidelity Series Growth & Income Fund Class F (a)	56,210,413	699,257,536
Fidelity Series Growth Company Fund Class F (a)	68,301,760	833,281,469
Fidelity Series Intrinsic Opportunities Fund Class F (a)	36,544,200	517,100,433
Fidelity Series Opportunistic Insights Fund Class F (a)	31,189,774	454,435,001
Fidelity Series Real Estate Equity Fund Class F (a)	5,940,219	83,816,486
Fidelity Series Small Cap Discovery Fund Class F (a)	12,174,432	121,500,829
Fidelity Series Small Cap Opportunities Fund Class F (a)	30,082,349	365,500,545
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	54,653,118	603,916,949
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,718,322,049)		6,237,681,073

International Equity Funds - 22.5%
Fidelity Series Emerging Markets Fund Class F (a)	67,147,654	1,002,514,471
Fidelity Series International Growth Fund Class F (a)	63,067,161	841,946,599
Fidelity Series International Small Cap Fund Class F (a)	13,395,941	201,876,828
Fidelity Series International Value Fund Class F (a)	91,332,668	835,693,916
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,805,600,174)		2,882,031,814

Bond Funds - 24.7%
Fidelity Series Emerging Markets Debt Fund Class F (a)	8,542,933	81,072,431
Fidelity Series Floating Rate High Income Fund Class F (a)	3,552,777	31,903,937
Fidelity Series High Income Fund Class F (a)	43,897,269	380,589,324
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	6,695,187	66,215,403
Fidelity Series Investment Grade Bond Fund Class F (a)	225,648,249	2,552,081,699
Fidelity Series Real Estate Income Fund Class F (a)	5,902,825	64,222,731
TOTAL BOND FUNDS
(Cost $3,268,616,572)		3,176,085,525

Short-Term Funds - 4.2%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	350,185,339	350,185,339
Fidelity Series Short-Term Credit Fund Class F (a)	18,744,671	187,259,264
TOTAL SHORT-TERM FUNDS
(Cost $537,427,763)		537,444,603
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,329,966,558)		12,833,243,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(498,455)
NET ASSETS - 100%		$12,832,744,560

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$227,514,242	$308,296,063	$185,624,966	$745,070	$350,185,339
Fidelity Series 100 Index Fund Class F	227,702,715	34,696,616	50,582,071	5,074,860	215,287,551
Fidelity Series 1000 Value Index Fund Class F	129,748,733	24,938,731	23,983,562	3,079,005	121,256,266
Fidelity Series All-Sector Equity Fund Class F	743,295,885	179,344,952	165,518,380	7,445,739	678,850,088
Fidelity Series Blue Chip Growth Fund Class F	588,140,403	158,642,761	203,689,268	1,491,195	471,088,834
Fidelity Series Commodity Strategy Fund Class F	98,149,478	88,851,366	8,790,521	--	159,950,785
Fidelity Series Emerging Markets Debt Fund Class F	80,172,214	14,551,949	11,943,450	4,952,508	81,072,431
Fidelity Series Emerging Markets Fund Class F	823,628,539	350,347,496	76,180,838	12,092,721	1,002,514,471
Fidelity Series Equity-Income Fund Class F	965,779,195	205,985,411	173,031,288	26,174,878	912,438,301
Fidelity Series Floating Rate High Income Fund Class F	62,584,818	5,991,245	33,995,111	1,852,301	31,903,937
Fidelity Series Growth & Income Fund Class F	741,846,793	161,547,690	144,271,872	15,151,568	699,257,536
Fidelity Series Growth Company Fund Class F	858,241,086	16,577,321	15,548,084	3,495,736	833,281,469
Fidelity Series High Income Fund Class F	442,125,851	58,172,503	70,527,581	24,535,516	380,589,324
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,848,364	67,706,865	5,902,097	64,540	66,215,403
Fidelity Series International Growth Fund Class F	887,277,524	169,360,749	155,219,160	10,471,961	841,946,599
Fidelity Series International Small Cap Fund Class F	202,740,935	43,590,232	35,924,350	2,053,068	201,876,828
Fidelity Series International Value Fund Class F	871,724,264	177,501,981	132,949,410	18,504,501	835,693,916
Fidelity Series Intrinsic Opportunities Fund Class F	493,914,435	85,596,474	32,379,482	8,361,956	517,100,433
Fidelity Series Investment Grade Bond Fund Class F	2,537,545,120	587,258,318	514,199,466	73,594,776	2,552,081,699
Fidelity Series Opportunistic Insights Fund Class F	483,665,019	101,185,197	106,708,721	900,629	454,435,001
Fidelity Series Real Estate Equity Fund Class F	88,296,301	21,243,752	20,841,603	1,657,221	83,816,486
Fidelity Series Real Estate Income Fund Class F	61,789,506	10,357,053	5,633,304	3,082,286	64,222,731
Fidelity Series Short-Term Credit Fund Class F	138,433,736	80,825,114	31,847,460	1,836,488	187,259,264
Fidelity Series Small Cap Discovery Fund Class F	130,602,139	23,868,119	17,568,584	434,039	121,500,829
Fidelity Series Small Cap Opportunities Fund Class F	393,145,194	86,694,104	69,935,228	2,070,868	365,500,545
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,765,165	160,694,120	114,468,762	10,685,651	603,916,949
Total	$12,931,677,654	$3,223,826,182	$2,407,264,619	$239,809,081	$12,833,243,015

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $12,329,966,558) — See accompanying schedule		$12,833,243,015
Receivable for investments sold		131,344,545
Receivable for fund shares sold		19,455,757
Total assets		12,984,043,317
Liabilities
Payable for investments purchased	$144,181,479
Payable for fund shares redeemed	6,627,133
Transfer agent fees payable	490,145
Total liabilities		151,298,757
Net Assets		$12,832,744,560
Net Assets consist of:
Paid in capital		$12,141,247,633
Undistributed net investment income		29,507,258
Accumulated undistributed net realized gain (loss) on investments		158,713,212
Net unrealized appreciation (depreciation) on investments		503,276,457
Net Assets, for 905,730,104 shares outstanding		$12,832,744,560
Net Asset Value, offering price and redemption price per share ($12,832,744,560 ÷ 905,730,104 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$239,809,081
Expenses
Transfer agent fees	$5,935,450
Independent trustees' compensation	53,599
Total expenses		5,989,049
Net investment income (loss)		233,820,032
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(10,474,004)
Capital gain distributions from underlying funds	386,540,736
Total net realized gain (loss)		376,066,732
Change in net unrealized appreciation (depreciation) on underlying funds		(904,522,206)
Net gain (loss)		(528,455,474)
Net increase (decrease) in net assets resulting from operations		$(294,635,442)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,820,032	$236,282,309
Net realized gain (loss)	376,066,732	339,140,710
Change in net unrealized appreciation (depreciation)	(904,522,206)	299,046,850
Net increase (decrease) in net assets resulting from operations	(294,635,442)	874,469,869
Distributions to shareholders from net investment income	(226,661,881)	(386,604,762)
Distributions to shareholders from net realized gain	(429,736,740)	(767,580,506)
Total distributions	(656,398,621)	(1,154,185,268)
Share transactions
Proceeds from sales of shares	3,618,354,428	3,970,707,652
Reinvestment of distributions	656,398,621	1,154,185,268
Cost of shares redeemed	(3,422,255,929)	(3,711,276,454)
Net increase (decrease) in net assets resulting from share transactions	852,497,120	1,413,616,466
Total increase (decrease) in net assets	(98,536,943)	1,133,901,067
Net Assets
Beginning of period	12,931,281,503	11,797,380,436
End of period (including undistributed net investment income of $29,507,258 and undistributed net investment income of $24,296,035, respectively)	$12,832,744,560	$12,931,281,503
Other Information
Shares
Sold	249,119,303	262,338,074
Issued in reinvestment of distributions	44,749,807	78,489,870
Redeemed	(235,009,004)	(245,266,208)
Net increase (decrease)	58,860,106	95,561,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2025 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.27	$15.70	$14.30	$13.59	$13.99
Income from Investment Operations
Net investment income (loss)A	.27	.29	.24	.26	.26
Net realized and unrealized gain (loss)	(.61)	.78	1.47	.95	(.02)
Total from investment operations	(.34)	1.07	1.71	1.21	.24
Distributions from net investment income	(.26)	(.49)	(.03)	(.24)	(.21)
Distributions from net realized gain	(.50)	(1.01)	(.28)	(.26)	(.43)
Total distributions	(.76)	(1.50)	(.31)	(.50)	(.64)
Net asset value, end of period	$14.17	$15.27	$15.70	$14.30	$13.59
Total Return	(2.35)%	7.35%	12.13%	9.17%	2.02%
Ratios to Average Net AssetsB,C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.85%	1.91%	1.60%	1.89%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$12,832,745	$12,931,282	$11,797,380	$9,887,703	$6,678,966
Portfolio turnover rateB	19%	20%	44%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Amounts do not include the activity of the Underlying Funds.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.0	2.1
Fidelity Series 1000 Value Index Fund Class F	1.1	1.2
Fidelity Series All-Sector Equity Fund Class F	6.4	6.8
Fidelity Series Blue Chip Growth Fund Class F	4.5	4.8
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	8.6	8.9
Fidelity Series Growth & Income Fund Class F	6.6	6.8
Fidelity Series Growth Company Fund Class F	7.9	8.1
Fidelity Series Intrinsic Opportunities Fund Class F	4.9	4.7
Fidelity Series Opportunistic Insights Fund Class F	4.3	4.5
Fidelity Series Real Estate Equity Fund Class F	0.8	0.8
Fidelity Series Small Cap Discovery Fund Class F	1.1	1.2
Fidelity Series Small Cap Opportunities Fund Class F	3.5	3.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.7	5.8
	58.7	60.0
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	8.8	7.4
Fidelity Series International Growth Fund Class F	8.1	8.1
Fidelity Series International Small Cap Fund Class F	1.9	1.8
Fidelity Series International Value Fund Class F	7.9	8.0
	26.7	25.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	3.0	3.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	9.6	8.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	14.5	13.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.1	0.8
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.1	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.7%
International Equity Funds	26.7%
Bond Funds	14.5%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	60.0%
International Equity Funds	25.3%
Bond Funds	13.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2030 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 58.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	23,269,858	$312,979,593
Fidelity Series 1000 Value Index Fund Class F (a)	17,075,088	176,385,655
Fidelity Series All-Sector Equity Fund Class F (a)	78,408,809	986,382,823
Fidelity Series Blue Chip Growth Fund Class F (a)	63,089,323	684,519,159
Fidelity Series Commodity Strategy Fund Class F (a)(b)	39,156,311	193,432,176
Fidelity Series Equity-Income Fund Class F (a)	115,376,021	1,325,670,482
Fidelity Series Growth & Income Fund Class F (a)	81,672,731	1,016,008,775
Fidelity Series Growth Company Fund Class F (a)	99,263,688	1,211,016,994
Fidelity Series Intrinsic Opportunities Fund Class F (a)	53,147,437	752,036,235
Fidelity Series Opportunistic Insights Fund Class F (a)	45,325,054	660,386,035
Fidelity Series Real Estate Equity Fund Class F (a)	8,645,611	121,989,565
Fidelity Series Small Cap Discovery Fund Class F (a)	17,685,462	176,500,908
Fidelity Series Small Cap Opportunities Fund Class F (a)	43,715,985	531,149,221
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	78,695,744	869,587,973
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,300,387,146)		9,018,045,594

International Equity Funds - 26.7%
Fidelity Series Emerging Markets Fund Class F (a)	90,373,103	1,349,270,426
Fidelity Series International Growth Fund Class F (a)	92,927,941	1,240,588,009
Fidelity Series International Small Cap Fund Class F (a)	19,454,261	293,175,718
Fidelity Series International Value Fund Class F (a)	133,565,662	1,222,125,805
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,041,909,093)		4,105,159,958

Bond Funds - 14.5%
Fidelity Series Emerging Markets Debt Fund Class F (a)	10,395,066	98,649,179
Fidelity Series Floating Rate High Income Fund Class F (a)	4,305,673	38,664,940
Fidelity Series High Income Fund Class F (a)	52,942,331	459,010,009
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	8,043,628	79,551,481
Fidelity Series Investment Grade Bond Fund Class F (a)	129,962,661	1,469,877,688
Fidelity Series Real Estate Income Fund Class F (a)	7,156,606	77,863,871
TOTAL BOND FUNDS
(Cost $2,282,075,977)		2,223,617,168

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	4,970,874	4,970,874
Fidelity Series Short-Term Credit Fund Class F (a)	269,018	2,687,488
TOTAL SHORT-TERM FUNDS
(Cost $7,655,430)		7,658,362
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,632,027,646)		15,354,481,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		(584,905)
NET ASSETS - 100%		$15,353,896,177

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$101,132,949	$76,893,371	$173,055,447	$182,776	$4,970,874
Fidelity Series 100 Index Fund Class F	334,925,739	42,734,733	69,339,462	7,354,034	312,979,593
Fidelity Series 1000 Value Index Fund Class F	190,827,792	31,809,607	32,315,589	4,459,897	176,385,655
Fidelity Series All-Sector Equity Fund Class F	1,097,889,628	222,790,373	219,291,172	10,789,537	986,382,823
Fidelity Series Blue Chip Growth Fund Class F	867,772,567	207,029,358	285,023,788	2,157,619	684,519,159
Fidelity Series Commodity Strategy Fund Class F	120,608,919	106,325,746	11,486,997	--	193,432,176
Fidelity Series Emerging Markets Debt Fund Class F	100,583,426	14,641,436	14,417,580	6,124,763	98,649,179
Fidelity Series Emerging Markets Fund Class F	1,170,249,013	438,097,100	121,008,283	16,510,616	1,349,270,426
Fidelity Series Equity-Income Fund Class F	1,423,716,716	267,167,334	238,249,513	38,117,767	1,325,670,482
Fidelity Series Floating Rate High Income Fund Class F	77,359,176	6,703,385	42,094,181	2,280,672	38,664,940
Fidelity Series Growth & Income Fund Class F	1,091,055,976	195,622,889	182,188,357	22,036,312	1,016,008,775
Fidelity Series Growth Company Fund Class F	1,263,606,579	11,725,528	26,941,030	5,080,209	1,211,016,994
Fidelity Series High Income Fund Class F	559,863,120	67,122,712	107,884,913	29,995,944	459,010,009
Fidelity Series Inflation-Protected Bond Index Fund Class F	589,685	81,354,425	4,281,825	73,847	79,551,481
Fidelity Series International Growth Fund Class F	1,326,174,819	205,739,396	200,824,017	15,602,860	1,240,588,009
Fidelity Series International Small Cap Fund Class F	303,835,097	58,997,827	56,533,827	3,053,602	293,175,718
Fidelity Series International Value Fund Class F	1,304,986,197	205,201,142	166,544,793	27,571,404	1,222,125,805
Fidelity Series Intrinsic Opportunities Fund Class F	729,665,054	114,951,693	48,960,407	12,168,987	752,036,235
Fidelity Series Investment Grade Bond Fund Class F	1,199,307,725	604,581,270	307,500,880	38,643,025	1,469,877,688
Fidelity Series Opportunistic Insights Fund Class F	714,408,317	123,201,909	142,236,080	1,305,098	660,386,035
Fidelity Series Real Estate Equity Fund Class F	128,384,080	31,738,999	30,869,019	2,400,795	121,989,565
Fidelity Series Real Estate Income Fund Class F	76,566,379	11,833,333	7,717,075	3,760,756	77,863,871
Fidelity Series Short-Term Credit Fund Class F	84,961,005	4,493,290	86,347,982	627,108	2,687,488
Fidelity Series Small Cap Discovery Fund Class F	190,113,741	32,159,279	23,314,109	629,703	176,500,908
Fidelity Series Small Cap Opportunities Fund Class F	588,651,475	106,738,334	99,341,076	2,981,893	531,149,221
Fidelity Series Stock Selector Large Cap Value Fund Class F	951,701,595	211,251,379	157,036,583	15,452,353	869,587,973
Total	$15,998,936,769	$3,480,905,848	$2,854,803,985	$269,361,577	$15,354,481,082

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $14,632,027,646) — See accompanying schedule		$15,354,481,082
Receivable for investments sold		105,558,038
Receivable for fund shares sold		22,163,207
Total assets		15,482,202,327
Liabilities
Payable for investments purchased	$120,948,212
Payable for fund shares redeemed	6,771,444
Transfer agent fees payable	586,494
Total liabilities		128,306,150
Net Assets		$15,353,896,177
Net Assets consist of:
Paid in capital		$14,361,668,240
Undistributed net investment income		21,989,843
Accumulated undistributed net realized gain (loss) on investments		247,784,658
Net unrealized appreciation (depreciation) on investments		722,453,436
Net Assets, for 1,071,602,522 shares outstanding		$15,353,896,177
Net Asset Value, offering price and redemption price per share ($15,353,896,177 ÷ 1,071,602,522 shares)		$14.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$269,361,577
Expenses
Transfer agent fees	$7,195,166
Independent trustees' compensation	65,150
Total expenses		7,260,316
Net investment income (loss)		262,101,261
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	5,057,108
Capital gain distributions from underlying funds	544,340,264
Total net realized gain (loss)		549,397,372
Change in net unrealized appreciation (depreciation) on underlying funds		(1,275,614,667)
Net gain (loss)		(726,217,295)
Net increase (decrease) in net assets resulting from operations		$(464,116,034)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,101,261	$277,574,183
Net realized gain (loss)	549,397,372	503,413,127
Change in net unrealized appreciation (depreciation)	(1,275,614,667)	382,644,697
Net increase (decrease) in net assets resulting from operations	(464,116,034)	1,163,632,007
Distributions to shareholders from net investment income	(259,661,343)	(480,022,949)
Distributions to shareholders from net realized gain	(611,213,149)	(1,005,183,302)
Total distributions	(870,874,492)	(1,485,206,251)
Share transactions
Proceeds from sales of shares	3,965,188,689	4,382,287,362
Reinvestment of distributions	870,874,492	1,485,206,251
Cost of shares redeemed	(4,145,551,424)	(4,473,783,934)
Net increase (decrease) in net assets resulting from share transactions	690,511,757	1,393,709,679
Total increase (decrease) in net assets	(644,478,769)	1,072,135,435
Net Assets
Beginning of period	15,998,374,946	14,926,239,511
End of period (including undistributed net investment income of $21,989,843 and undistributed net investment income of $19,549,925, respectively)	$15,353,896,177	$15,998,374,946
Other Information
Shares
Sold	269,091,066	283,378,088
Issued in reinvestment of distributions	58,025,180	99,033,693
Redeemed	(279,432,249)	(289,083,944)
Net increase (decrease)	47,683,997	93,327,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2030 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.62	$16.04	$14.49	$13.75	$14.22
Income from Investment Operations
Net investment income (loss)A	.25	.28	.24	.27	.26
Net realized and unrealized gain (loss)	(.69)	.87	1.64	.99	(.07)
Total from investment operations	(.44)	1.15	1.88	1.26	.19
Distributions from net investment income	(.25)	(.50)	(.03)	(.25)	(.22)
Distributions from net realized gain	(.60)	(1.07)	(.30)	(.26)	(.44)
Total distributions	(.85)	(1.57)	(.33)	(.52)B	(.66)
Net asset value, end of period	$14.33	$15.62	$16.04	$14.49	$13.75
Total Return	(3.01)%	7.78%	13.20%	9.46%	1.62%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.71%	1.80%	1.58%	1.94%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$15,353,896	$15,998,375	$14,926,240	$12,937,662	$9,206,764
Portfolio turnover rateC	19%	19%	56%	25%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.5
Fidelity Series Blue Chip Growth Fund Class F	4.9	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	9.7
Fidelity Series Growth & Income Fund Class F	7.3	7.4
Fidelity Series Growth Company Fund Class F	8.8	8.8
Fidelity Series Intrinsic Opportunities Fund Class F	5.4	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	7.9
Fidelity Series International Growth Fund Class F	9.0	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2035 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	16,876,613	$226,990,439
Fidelity Series 1000 Value Index Fund Class F (a)	12,415,355	128,250,613
Fidelity Series All-Sector Equity Fund Class F (a)	56,867,727	715,396,000
Fidelity Series Blue Chip Growth Fund Class F (a)	45,767,081	496,572,828
Fidelity Series Commodity Strategy Fund Class F (a)(b)	25,692,293	126,919,928
Fidelity Series Equity-Income Fund Class F (a)	83,613,932	960,724,075
Fidelity Series Growth & Income Fund Class F (a)	59,232,027	736,846,410
Fidelity Series Growth Company Fund Class F (a)	71,901,811	877,202,090
Fidelity Series Intrinsic Opportunities Fund Class F (a)	38,378,220	543,051,816
Fidelity Series Opportunistic Insights Fund Class F (a)	32,842,660	478,517,555
Fidelity Series Real Estate Equity Fund Class F (a)	6,294,647	88,817,470
Fidelity Series Small Cap Discovery Fund Class F (a)	12,819,360	127,937,209
Fidelity Series Small Cap Opportunities Fund Class F (a)	31,672,588	384,821,942
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	57,084,752	630,786,506
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,081,505,280)		6,522,834,881

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund Class F (a)	62,860,687	938,510,058
Fidelity Series International Growth Fund Class F (a)	67,761,671	904,618,302
Fidelity Series International Small Cap Fund Class F (a)	14,076,145	212,127,506
Fidelity Series International Value Fund Class F (a)	97,642,735	893,431,027
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,924,878,209)		2,948,686,893

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	6,813,838	64,663,326
Fidelity Series Floating Rate High Income Fund Class F (a)	2,820,113	25,324,613
Fidelity Series High Income Fund Class F (a)	34,378,101	298,058,138
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,099,226	50,431,341
Fidelity Series Investment Grade Bond Fund Class F (a)	4,434,942	50,159,195
Fidelity Series Real Estate Income Fund Class F (a)	4,692,103	51,050,080
TOTAL BOND FUNDS
(Cost $580,244,599)		539,686,693

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	3,199,657	3,199,657
Fidelity Series Short-Term Credit Fund Class F (a)	169,436	1,692,662
TOTAL SHORT-TERM FUNDS
(Cost $4,886,467)		4,892,319
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,591,514,555)		10,016,100,786
NET OTHER ASSETS (LIABILITIES) - 0.0%		(380,632)
NET ASSETS - 100%		$10,015,720,154

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$68,512,980	$44,376,501	$109,689,824	$116,802	$3,199,657
Fidelity Series 100 Index Fund Class F	227,310,084	38,529,283	41,841,195	5,259,650	226,990,439
Fidelity Series 1000 Value Index Fund Class F	129,193,107	28,109,241	18,996,609	3,198,109	128,250,613
Fidelity Series All-Sector Equity Fund Class F	750,923,736	180,532,449	133,823,546	7,716,766	715,396,000
Fidelity Series Blue Chip Growth Fund Class F	594,806,534	148,671,390	172,111,947	1,527,766	496,572,828
Fidelity Series Commodity Strategy Fund Class F	76,164,598	71,708,993	6,956,380	--	126,919,928
Fidelity Series Emerging Markets Debt Fund Class F	62,892,454	11,503,853	8,370,196	3,934,396	64,663,326
Fidelity Series Emerging Markets Fund Class F	787,102,310	329,077,841	80,304,754	11,443,893	938,510,058
Fidelity Series Equity-Income Fund Class F	979,461,841	229,033,566	157,092,722	26,784,834	960,724,075
Fidelity Series Floating Rate High Income Fund Class F	48,786,936	5,223,114	26,518,524	1,475,000	25,324,613
Fidelity Series Growth & Income Fund Class F	746,266,999	162,307,002	108,610,847	15,443,208	736,846,410
Fidelity Series Growth Company Fund Class F	861,221,285	45,955,959	1,795,107	3,612,867	877,202,090
Fidelity Series High Income Fund Class F	350,389,153	53,699,084	67,420,950	19,262,811	298,058,138
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	51,512,904	2,276,303	46,419	50,431,341
Fidelity Series International Growth Fund Class F	909,748,102	173,773,651	112,947,458	11,275,694	904,618,302
Fidelity Series International Small Cap Fund Class F	209,133,309	50,117,545	37,249,900	2,199,523	212,127,506
Fidelity Series International Value Fund Class F	895,999,915	181,704,356	95,991,863	19,924,914	893,431,027
Fidelity Series Intrinsic Opportunities Fund Class F	498,992,875	102,510,603	27,493,112	8,632,421	543,051,816
Fidelity Series Investment Grade Bond Fund Class F	61,556,313	87,890,887	98,161,359	1,825,522	50,159,195
Fidelity Series Opportunistic Insights Fund Class F	488,634,803	105,247,771	90,158,102	933,409	478,517,555
Fidelity Series Real Estate Equity Fund Class F	87,279,453	27,485,062	20,967,178	1,700,609	88,817,470
Fidelity Series Real Estate Income Fund Class F	48,307,293	9,370,865	4,832,106	2,434,728	51,050,080
Fidelity Series Short-Term Credit Fund Class F	58,663,906	3,648,313	60,342,015	398,548	1,692,662
Fidelity Series Small Cap Discovery Fund Class F	130,457,715	29,223,008	15,861,524	445,097	127,937,209
Fidelity Series Small Cap Opportunities Fund Class F	403,363,106	89,677,498	62,139,429	2,120,261	384,821,942
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,654,761	171,174,812	93,495,398	11,061,829	630,786,506
Total	$10,125,823,568	$2,432,065,551	$1,655,448,348	$162,775,076	$10,016,100,786

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $9,591,514,555) — See accompanying schedule		$10,016,100,786
Receivable for investments sold		45,180,860
Receivable for fund shares sold		16,349,855
Total assets		10,077,631,501
Liabilities
Payable for investments purchased	$56,902,007
Payable for fund shares redeemed	4,628,113
Transfer agent fees payable	381,227
Total liabilities		61,911,347
Net Assets		$10,015,720,154
Net Assets consist of:
Paid in capital		$9,416,087,660
Undistributed net investment income		5,429,326
Accumulated undistributed net realized gain (loss) on investments		169,616,937
Net unrealized appreciation (depreciation) on investments		424,586,231
Net Assets, for 681,136,740 shares outstanding		$10,015,720,154
Net Asset Value, offering price and redemption price per share ($10,015,720,154 ÷ 681,136,740 shares)		$14.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$162,775,076
Expenses
Transfer agent fees	$4,633,282
Independent trustees' compensation	41,843
Total expenses		4,675,125
Net investment income (loss)		158,099,951
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(20,035,522)
Capital gain distributions from underlying funds	381,834,883
Total net realized gain (loss)		361,799,361
Change in net unrealized appreciation (depreciation) on underlying funds		(866,304,472)
Net gain (loss)		(504,505,111)
Net increase (decrease) in net assets resulting from operations		$(346,405,160)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,099,951	$166,918,882
Net realized gain (loss)	361,799,361	321,899,417
Change in net unrealized appreciation (depreciation)	(866,304,472)	253,821,907
Net increase (decrease) in net assets resulting from operations	(346,405,160)	742,640,206
Distributions to shareholders from net investment income	(160,712,475)	(282,220,773)
Distributions to shareholders from net realized gain	(392,483,815)	(663,806,908)
Total distributions	(553,196,290)	(946,027,681)
Share transactions
Proceeds from sales of shares	2,926,014,268	3,172,959,264
Reinvestment of distributions	553,196,290	946,027,681
Cost of shares redeemed	(2,689,359,298)	(2,873,209,328)
Net increase (decrease) in net assets resulting from share transactions	789,851,260	1,245,777,617
Total increase (decrease) in net assets	(109,750,190)	1,042,390,142
Net Assets
Beginning of period	10,125,470,344	9,083,080,202
End of period (including undistributed net investment income of $5,429,326 and undistributed net investment income of $8,324,784, respectively)	$10,015,720,154	$10,125,470,344
Other Information
Shares
Sold	192,872,466	199,345,062
Issued in reinvestment of distributions	35,692,536	61,384,971
Redeemed	(176,412,802)	(180,515,961)
Net increase (decrease)	52,152,200	80,214,072

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2035 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$16.55	$14.75	$13.88	$14.46
Income from Investment Operations
Net investment income (loss)A	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	(.78)	.95	1.92	1.09	(.17)
Total from investment operations	(.54)	1.23	2.15	1.35	.07
Distributions from net investment income	(.25)	(.48)	(.02)	(.24)	(.20)
Distributions from net realized gain	(.61)	(1.19)	(.32)	(.23)	(.45)
Total distributions	(.86)	(1.68)B	(.35)C	(.48)D	(.65)
Net asset value, end of period	$14.70	$16.10	$16.55	$14.75	$13.88
Total Return	(3.57)%	8.08%	14.83%	10.01%	.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.60%	1.75%	1.50%	1.90%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,015,720	$10,125,470	$9,083,080	$7,329,244	$4,783,034
Portfolio turnover rateE	17%	19%	50%	26%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.68 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.191 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	9.7
Fidelity Series Growth & Income Fund Class F	7.3	7.4
Fidelity Series Growth Company Fund Class F	8.7	8.8
Fidelity Series Intrinsic Opportunities Fund Class F	5.4	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	7.9
Fidelity Series International Growth Fund Class F	9.0	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	29.4	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.1	0.7
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.1	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.4%
Bond Funds	5.4%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2040 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	18,017,647	$242,337,354
Fidelity Series 1000 Value Index Fund Class F (a)	13,291,571	137,301,925
Fidelity Series All-Sector Equity Fund Class F (a)	60,807,955	764,964,074
Fidelity Series Blue Chip Growth Fund Class F (a)	48,944,341	531,046,100
Fidelity Series Commodity Strategy Fund Class F (a)(b)	27,428,226	135,495,436
Fidelity Series Equity-Income Fund Class F (a)	89,455,697	1,027,845,961
Fidelity Series Growth & Income Fund Class F (a)	63,336,071	787,900,729
Fidelity Series Growth Company Fund Class F (a)	76,868,356	937,793,949
Fidelity Series Intrinsic Opportunities Fund Class F (a)	40,849,240	578,016,747
Fidelity Series Opportunistic Insights Fund Class F (a)	35,108,994	511,538,043
Fidelity Series Real Estate Equity Fund Class F (a)	6,743,702	95,153,630
Fidelity Series Small Cap Discovery Fund Class F (a)	13,704,489	136,770,800
Fidelity Series Small Cap Opportunities Fund Class F (a)	33,925,572	412,195,705
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	61,042,522	674,519,863
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,462,282,333)		6,972,880,316

International Equity Funds - 29.4%
Fidelity Series Emerging Markets Fund Class F (a)	67,187,277	1,003,106,049
Fidelity Series International Growth Fund Class F (a)	72,402,701	966,576,058
Fidelity Series International Small Cap Fund Class F (a)	15,042,238	226,686,525
Fidelity Series International Value Fund Class F (a)	104,420,858	955,450,851
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,111,525,597)		3,151,819,483

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	7,275,142	69,041,094
Fidelity Series Floating Rate High Income Fund Class F (a)	3,019,467	27,114,810
Fidelity Series High Income Fund Class F (a)	36,814,583	319,182,435
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	5,460,520	54,004,545
Fidelity Series Investment Grade Bond Fund Class F (a)	4,741,087	53,621,689
Fidelity Series Real Estate Income Fund Class F (a)	5,015,708	54,570,903
TOTAL BOND FUNDS
(Cost $620,683,391)		577,535,476

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	3,420,877	3,420,877
Fidelity Series Short-Term Credit Fund Class F (a)	180,099	1,799,192
TOTAL SHORT-TERM FUNDS
(Cost $5,213,697)		5,220,069
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,199,705,018)		10,707,455,344
NET OTHER ASSETS (LIABILITIES) - 0.0%		(407,483)
NET ASSETS - 100%		$10,707,047,861

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$75,528,852	$45,731,311	$117,839,286	$125,503	$3,420,877
Fidelity Series 100 Index Fund Class F	246,009,880	38,918,713	45,732,718	5,604,901	242,337,354
Fidelity Series 1000 Value Index Fund Class F	139,569,989	29,173,392	20,765,899	3,398,897	137,301,925
Fidelity Series All-Sector Equity Fund Class F	810,215,975	185,356,880	142,662,051	8,217,092	764,964,074
Fidelity Series Blue Chip Growth Fund Class F	641,931,656	154,131,422	184,953,901	1,626,926	531,046,100
Fidelity Series Commodity Strategy Fund Class F	82,198,443	76,023,632	7,722,194	--	135,495,436
Fidelity Series Emerging Markets Debt Fund Class F	67,896,580	11,723,496	9,133,154	4,205,239	69,041,094
Fidelity Series Emerging Markets Fund Class F	848,124,765	343,426,993	84,825,161	12,196,137	1,003,106,049
Fidelity Series Equity-Income Fund Class F	1,056,564,474	235,194,697	167,563,780	28,640,825	1,027,845,961
Fidelity Series Floating Rate High Income Fund Class F	52,839,836	5,159,929	28,560,667	1,584,271	27,114,810
Fidelity Series Growth & Income Fund Class F	805,056,953	166,599,176	116,288,333	16,525,398	787,900,729
Fidelity Series Growth Company Fund Class F	927,803,511	40,615,064	1,158,911	3,844,509	937,793,949
Fidelity Series High Income Fund Class F	377,132,245	56,269,534	72,974,115	20,605,523	319,182,435
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	54,875,485	2,158,430	49,683	54,004,545
Fidelity Series International Growth Fund Class F	980,826,501	176,978,388	120,800,395	12,017,301	966,576,058
Fidelity Series International Small Cap Fund Class F	225,544,302	51,752,284	40,152,241	2,344,186	226,686,525
Fidelity Series International Value Fund Class F	965,887,301	187,321,074	103,486,496	21,235,267	955,450,851
Fidelity Series Intrinsic Opportunities Fund Class F	538,251,014	103,062,334	30,352,935	9,182,208	578,016,747
Fidelity Series Investment Grade Bond Fund Class F	65,860,431	94,341,340	105,382,395	1,948,707	53,621,689
Fidelity Series Opportunistic Insights Fund Class F	527,204,674	109,680,066	98,034,705	994,110	511,538,043
Fidelity Series Real Estate Equity Fund Class F	93,680,334	29,527,964	22,802,073	1,817,132	95,153,630
Fidelity Series Real Estate Income Fund Class F	52,259,577	9,535,244	5,302,207	2,597,959	54,570,903
Fidelity Series Short-Term Credit Fund Class F	64,631,579	3,809,506	66,339,115	431,271	1,799,192
Fidelity Series Small Cap Discovery Fund Class F	139,711,779	31,597,225	17,611,744	475,414	136,770,800
Fidelity Series Small Cap Opportunities Fund Class F	434,189,400	93,784,884	66,538,320	2,260,722	412,195,705
Fidelity Series Stock Selector Large Cap Value Fund Class F	701,543,585	175,683,749	98,783,380	11,794,321	674,519,863
Total	$10,920,463,636	$2,510,273,782	$1,777,924,606	$173,723,502	$10,707,455,344

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $10,199,705,018) — See accompanying schedule		$10,707,455,344
Receivable for investments sold		50,310,558
Receivable for fund shares sold		17,793,580
Total assets		10,775,559,482
Liabilities
Payable for investments purchased	$62,958,409
Payable for fund shares redeemed	5,145,105
Transfer agent fees payable	408,107
Total liabilities		68,511,621
Net Assets		$10,707,047,861
Net Assets consist of:
Paid in capital		$10,006,635,084
Undistributed net investment income		5,979,160
Accumulated undistributed net realized gain (loss) on investments		186,683,291
Net unrealized appreciation (depreciation) on investments		507,750,326
Net Assets, for 726,539,069 shares outstanding		$10,707,047,861
Net Asset Value, offering price and redemption price per share ($10,707,047,861 ÷ 726,539,069 shares)		$14.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$173,723,502
Expenses
Transfer agent fees	$4,956,793
Independent trustees' compensation	44,792
Total expenses		5,001,585
Net investment income (loss)		168,721,917
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,666,373)
Capital gain distributions from underlying funds	407,014,008
Total net realized gain (loss)		394,347,635
Change in net unrealized appreciation (depreciation) on underlying funds		(932,691,107)
Net gain (loss)		(538,343,472)
Net increase (decrease) in net assets resulting from operations		$(369,621,555)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,721,917	$180,539,131
Net realized gain (loss)	394,347,635	352,942,408
Change in net unrealized appreciation (depreciation)	(932,691,107)	273,552,016
Net increase (decrease) in net assets resulting from operations	(369,621,555)	807,033,555
Distributions to shareholders from net investment income	(171,478,017)	(305,708,534)
Distributions to shareholders from net realized gain	(426,027,288)	(747,971,170)
Total distributions	(597,505,305)	(1,053,679,704)
Share transactions
Proceeds from sales of shares	3,092,013,184	3,318,761,866
Reinvestment of distributions	597,505,305	1,053,679,704
Cost of shares redeemed	(2,935,427,884)	(3,098,738,545)
Net increase (decrease) in net assets resulting from share transactions	754,090,605	1,273,703,025
Total increase (decrease) in net assets	(213,036,255)	1,027,056,876
Net Assets
Beginning of period	10,920,084,116	9,893,027,240
End of period (including undistributed net investment income of $5,979,160 and undistributed net investment income of $8,735,260, respectively)	$10,707,047,861	$10,920,084,116
Other Information
Shares
Sold	203,617,289	207,805,569
Issued in reinvestment of distributions	38,462,739	68,178,497
Redeemed	(192,015,904)	(193,823,770)
Net increase (decrease)	50,064,124	82,160,296

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2040 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$16.65	$14.80	$13.93	$14.55
Income from Investment Operations
Net investment income (loss)A	.24	.28	.23	.26	.24
Net realized and unrealized gain (loss)	(.77)	.94	1.98	1.09	(.19)
Total from investment operations	(.53)	1.22	2.21	1.35	.05
Distributions from net investment income	(.25)	(.49)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.63)	(1.24)	(.33)	(.24)	(.47)
Total distributions	(.87)B	(1.73)	(.36)C	(.48)D	(.67)
Net asset value, end of period	$14.74	$16.14	$16.65	$14.80	$13.93
Total Return	(3.48)%	8.01%	15.20%	10.04%	.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.60%	1.74%	1.47%	1.90%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,707,048	$10,920,084	$9,893,027	$8,210,196	$5,609,633
Portfolio turnover rateE	17%	19%	50%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.625 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	9.7
Fidelity Series Growth & Income Fund Class F	7.3	7.4
Fidelity Series Growth Company Fund Class F	8.7	8.8
Fidelity Series Intrinsic Opportunities Fund Class F	5.4	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	7.9
Fidelity Series International Growth Fund Class F	9.1	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2045 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	10,589,199	$142,424,732
Fidelity Series 1000 Value Index Fund Class F (a)	7,779,160	80,358,723
Fidelity Series All-Sector Equity Fund Class F (a)	35,645,721	448,423,167
Fidelity Series Blue Chip Growth Fund Class F (a)	28,687,902	311,263,739
Fidelity Series Commodity Strategy Fund Class F (a)(b)	16,152,217	79,791,952
Fidelity Series Equity-Income Fund Class F (a)	52,442,384	602,562,989
Fidelity Series Growth & Income Fund Class F (a)	37,127,265	461,863,178
Fidelity Series Growth Company Fund Class F (a)	45,021,725	549,265,039
Fidelity Series Intrinsic Opportunities Fund Class F (a)	23,992,993	339,500,858
Fidelity Series Opportunistic Insights Fund Class F (a)	20,587,495	299,959,801
Fidelity Series Real Estate Equity Fund Class F (a)	3,943,957	55,649,234
Fidelity Series Small Cap Discovery Fund Class F (a)	8,068,557	80,524,197
Fidelity Series Small Cap Opportunities Fund Class F (a)	19,881,360	241,558,521
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	35,780,328	395,372,623
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,867,948,212)		4,088,518,753

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund Class F (a)	39,414,794	588,462,875
Fidelity Series International Growth Fund Class F (a)	42,498,654	567,357,027
Fidelity Series International Small Cap Fund Class F (a)	8,827,181	133,025,622
Fidelity Series International Value Fund Class F (a)	61,196,250	559,945,688
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,854,287,030)		1,848,791,212

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	4,262,520	40,451,314
Fidelity Series Floating Rate High Income Fund Class F (a)	1,769,426	15,889,446
Fidelity Series High Income Fund Class F (a)	21,456,086	186,024,267
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	3,198,368	31,631,863
Fidelity Series Investment Grade Bond Fund Class F (a)	2,779,653	31,437,872
Fidelity Series Real Estate Income Fund Class F (a)	2,934,376	31,926,007
TOTAL BOND FUNDS
(Cost $361,386,833)		337,360,769

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	2,005,037	2,005,037
Fidelity Series Short-Term Credit Fund Class F (a)	106,642	1,065,357
TOTAL SHORT-TERM FUNDS
(Cost $3,066,649)		3,070,394
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,086,688,724)		6,277,741,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(237,789)
NET ASSETS - 100%		$6,277,503,339

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$40,185,919	$28,573,429	$66,754,311	$70,563	$2,005,037
Fidelity Series 100 Index Fund Class F	134,364,716	30,783,363	24,615,859	3,222,648	142,424,732
Fidelity Series 1000 Value Index Fund Class F	76,370,087	20,547,288	10,530,019	1,953,457	80,358,723
Fidelity Series All-Sector Equity Fund Class F	442,596,515	132,512,241	76,631,694	4,719,674	448,423,167
Fidelity Series Blue Chip Growth Fund Class F	347,725,411	107,487,818	98,425,522	926,099	311,263,739
Fidelity Series Commodity Strategy Fund Class F	44,947,143	47,043,805	3,688,524	--	79,791,952
Fidelity Series Emerging Markets Debt Fund Class F	37,075,862	8,729,164	4,564,745	2,386,741	40,451,314
Fidelity Series Emerging Markets Fund Class F	463,603,778	224,539,853	41,785,766	7,007,419	588,462,875
Fidelity Series Equity-Income Fund Class F	575,271,601	168,232,083	86,496,692	16,129,299	602,562,989
Fidelity Series Floating Rate High Income Fund Class F	28,839,171	4,073,802	15,708,435	893,149	15,889,446
Fidelity Series Growth & Income Fund Class F	439,351,183	121,320,655	60,758,175	9,294,879	461,863,178
Fidelity Series Growth Company Fund Class F	506,286,818	60,577,589	--	2,199,801	549,265,039
Fidelity Series High Income Fund Class F	206,270,511	39,921,693	36,896,941	11,674,721	186,024,267
Fidelity Series Inflation-Protected Bond Index Fund Class F	--	32,103,827	1,222,759	28,678	31,631,863
Fidelity Series International Growth Fund Class F	536,598,443	131,581,677	60,603,062	6,904,265	567,357,027
Fidelity Series International Small Cap Fund Class F	123,253,248	36,572,967	20,707,106	1,346,844	133,025,622
Fidelity Series International Value Fund Class F	528,439,860	137,562,466	51,862,251	12,200,229	559,945,688
Fidelity Series Intrinsic Opportunities Fund Class F	294,143,277	78,881,869	14,877,041	5,241,460	339,500,858
Fidelity Series Investment Grade Bond Fund Class F	36,180,564	54,859,528	58,954,655	1,108,025	31,437,872
Fidelity Series Opportunistic Insights Fund Class F	288,000,852	79,835,628	52,281,771	571,130	299,959,801
Fidelity Series Real Estate Equity Fund Class F	51,816,510	19,153,292	12,751,771	1,047,215	55,649,234
Fidelity Series Real Estate Income Fund Class F	28,442,017	7,209,959	2,666,383	1,475,668	31,926,007
Fidelity Series Short-Term Credit Fund Class F	34,213,249	2,819,808	35,802,598	238,598	1,065,357
Fidelity Series Small Cap Discovery Fund Class F	78,285,120	21,724,219	10,031,247	271,554	80,524,197
Fidelity Series Small Cap Opportunities Fund Class F	240,141,171	67,204,887	38,013,631	1,293,711	241,558,521
Fidelity Series Stock Selector Large Cap Value Fund Class F	384,178,458	124,574,401	54,332,690	6,771,243	395,372,623
Total	$5,966,581,484	$1,788,427,311	$940,963,648	$98,977,070	$6,277,741,128

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $6,086,688,724) — See accompanying schedule		$6,277,741,128
Receivable for investments sold		35,978,166
Receivable for fund shares sold		13,186,062
Total assets		6,326,905,356
Liabilities
Payable for investments purchased	$46,500,813
Payable for fund shares redeemed	2,662,966
Transfer agent fees payable	238,238
Total liabilities		49,402,017
Net Assets		$6,277,503,339
Net Assets consist of:
Paid in capital		$5,977,364,202
Undistributed net investment income		3,657,056
Accumulated undistributed net realized gain (loss) on investments		105,429,677
Net unrealized appreciation (depreciation) on investments		191,052,404
Net Assets, for 414,151,357 shares outstanding		$6,277,503,339
Net Asset Value, offering price and redemption price per share ($6,277,503,339 ÷ 414,151,357 shares)		$15.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$98,977,070
Expenses
Transfer agent fees	$2,809,328
Independent trustees' compensation	25,245
Total expenses		2,834,573
Net investment income (loss)		96,142,497
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(16,798,491)
Capital gain distributions from underlying funds	233,162,942
Total net realized gain (loss)		216,364,451
Change in net unrealized appreciation (depreciation) on underlying funds		(519,505,539)
Net gain (loss)		(303,141,088)
Net increase (decrease) in net assets resulting from operations		$(206,998,591)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,142,497	$95,294,672
Net realized gain (loss)	216,364,451	183,327,088
Change in net unrealized appreciation (depreciation)	(519,505,539)	149,557,398
Net increase (decrease) in net assets resulting from operations	(206,998,591)	428,179,158
Distributions to shareholders from net investment income	(97,337,840)	(156,508,980)
Distributions to shareholders from net realized gain	(226,831,217)	(364,672,767)
Total distributions	(324,169,057)	(521,181,747)
Share transactions
Proceeds from sales of shares	2,190,827,467	2,148,367,254
Reinvestment of distributions	324,169,057	521,181,747
Cost of shares redeemed	(1,672,699,231)	(1,670,076,420)
Net increase (decrease) in net assets resulting from share transactions	842,297,293	999,472,581
Total increase (decrease) in net assets	311,129,645	906,469,992
Net Assets
Beginning of period	5,966,373,694	5,059,903,702
End of period (including undistributed net investment income of $3,657,056 and undistributed net investment income of $4,852,400, respectively)	$6,277,503,339	$5,966,373,694
Other Information
Shares
Sold	140,364,566	131,342,013
Issued in reinvestment of distributions	20,313,535	32,858,503
Redeemed	(106,684,756)	(102,018,105)
Net increase (decrease)	53,993,345	62,182,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2045 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.57	$16.98	$15.02	$14.07	$14.68
Income from Investment Operations
Net investment income (loss)A	.25	.28	.24	.28	.25
Net realized and unrealized gain (loss)	(.80)	.98	2.05	1.12	(.22)
Total from investment operations	(.55)	1.26	2.29	1.40	.03
Distributions from net investment income	(.25)	(.48)	(.02)	(.25)	(.20)
Distributions from net realized gain	(.61)	(1.19)	(.31)	(.20)	(.44)
Total distributions	(.86)	(1.67)	(.33)	(.45)	(.64)
Net asset value, end of period	$15.16	$16.57	$16.98	$15.02	$14.07
Total Return	(3.53)%	8.10%	15.52%	10.27%	.45%
Ratios to Average Net AssetsB,C
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.61%	1.74%	1.49%	1.96%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$6,277,503	$5,966,374	$5,059,904	$3,814,236	$2,254,813
Portfolio turnover rateB	16%	18%	47%	27%	14%

 A Calculated based on average shares outstanding during the period.

 B Amounts do not include the activity of the Underlying Funds.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	9.8
Fidelity Series Growth & Income Fund Class F	7.3	7.4
Fidelity Series Growth Company Fund Class F	8.7	8.7
Fidelity Series Intrinsic Opportunities Fund Class F	5.4	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.3
	65.1	65.6
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	7.9
Fidelity Series International Growth Fund Class F	9.1	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	29.5	27.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	3.0	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.4	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	27.7%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2050 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	8,945,901	$120,322,368
Fidelity Series 1000 Value Index Fund Class F (a)	6,574,004	67,909,464
Fidelity Series All-Sector Equity Fund Class F (a)	30,105,551	378,727,830
Fidelity Series Blue Chip Growth Fund Class F (a)	24,231,225	262,908,796
Fidelity Series Commodity Strategy Fund Class F (a)(b)	13,653,949	67,450,509
Fidelity Series Equity-Income Fund Class F (a)	44,289,969	508,891,743
Fidelity Series Growth & Income Fund Class F (a)	31,356,560	390,075,609
Fidelity Series Growth Company Fund Class F (a)	38,008,486	463,703,528
Fidelity Series Intrinsic Opportunities Fund Class F (a)	20,225,294	286,187,905
Fidelity Series Opportunistic Insights Fund Class F (a)	17,385,322	253,304,138
Fidelity Series Real Estate Equity Fund Class F (a)	3,334,070	47,043,723
Fidelity Series Small Cap Discovery Fund Class F (a)	6,818,692	68,050,543
Fidelity Series Small Cap Opportunities Fund Class F (a)	16,793,070	204,035,803
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	30,219,516	333,925,656
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,290,673,399)		3,452,537,615

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund Class F (a)	33,288,646	496,999,487
Fidelity Series International Growth Fund Class F (a)	35,887,444	479,097,382
Fidelity Series International Small Cap Fund Class F (a)	7,454,183	112,334,536
Fidelity Series International Value Fund Class F (a)	51,686,993	472,935,988
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,576,353,776)		1,561,367,393

Bond Funds - 5.4%
Fidelity Series Emerging Markets Debt Fund Class F (a)	3,595,752	34,123,688
Fidelity Series Floating Rate High Income Fund Class F (a)	1,492,959	13,406,769
Fidelity Series High Income Fund Class F (a)	18,096,481	156,896,487
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	2,702,777	26,730,468
Fidelity Series Investment Grade Bond Fund Class F (a)	2,347,222	26,547,086
Fidelity Series Real Estate Income Fund Class F (a)	2,474,682	26,924,542
TOTAL BOND FUNDS
(Cost $304,923,321)		284,629,040

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	1,693,060	1,693,060
Fidelity Series Short-Term Credit Fund Class F (a)	89,823	897,336
TOTAL SHORT-TERM FUNDS
(Cost $2,587,292)		2,590,396
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,174,537,788)		5,301,124,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		(200,651)
NET ASSETS - 100%		$5,300,923,793

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$32,968,210	$23,994,962	$55,270,113	$58,450	$1,693,060
Fidelity Series 100 Index Fund Class F	109,743,283	27,887,911	18,943,983	2,685,433	120,322,368
Fidelity Series 1000 Value Index Fund Class F	62,274,188	18,935,335	8,349,500	1,627,535	67,909,464
Fidelity Series All-Sector Equity Fund Class F	360,736,975	119,290,456	59,819,359	3,924,673	378,727,830
Fidelity Series Blue Chip Growth Fund Class F	282,645,207	96,639,781	78,747,421	763,500	262,908,796
Fidelity Series Commodity Strategy Fund Class F	36,593,031	40,582,761	2,673,914	--	67,450,509
Fidelity Series Emerging Markets Debt Fund Class F	30,155,303	7,892,225	3,293,683	1,975,789	34,123,688
Fidelity Series Emerging Markets Fund Class F	377,258,531	194,617,413	27,851,748	5,818,545	496,999,487
Fidelity Series Equity-Income Fund Class F	467,848,127	149,333,709	63,700,204	13,304,965	508,891,743
Fidelity Series Floating Rate High Income Fund Class F	23,463,275	3,692,264	12,659,491	738,665	13,406,769
Fidelity Series Growth & Income Fund Class F	357,942,022	108,926,926	45,638,283	7,661,497	390,075,609
Fidelity Series Growth Company Fund Class F	408,298,916	69,951,642	--	1,823,299	463,703,528
Fidelity Series High Income Fund Class F	167,841,727	35,807,510	27,548,866	9,671,346	156,896,487
Fidelity Series Inflation-Protected Bond Index Fund Class F	72,011	26,905,663	884,955	24,078	26,730,468
Fidelity Series International Growth Fund Class F	436,570,208	119,158,123	43,309,869	5,732,718	479,097,382
Fidelity Series International Small Cap Fund Class F	100,669,089	32,616,167	15,906,641	1,118,301	112,334,536
Fidelity Series International Value Fund Class F	429,984,715	125,407,339	37,294,230	10,130,027	472,935,988
Fidelity Series Intrinsic Opportunities Fund Class F	239,661,253	72,446,752	10,552,524	4,320,859	286,187,905
Fidelity Series Investment Grade Bond Fund Class F	29,157,370	47,340,536	49,431,965	915,932	26,547,086
Fidelity Series Opportunistic Insights Fund Class F	234,718,961	72,501,253	40,881,367	475,164	253,304,138
Fidelity Series Real Estate Equity Fund Class F	42,504,403	17,200,519	10,669,937	873,841	47,043,723
Fidelity Series Real Estate Income Fund Class F	23,142,731	6,456,412	1,813,599	1,219,010	26,924,542
Fidelity Series Short-Term Credit Fund Class F	27,548,384	2,668,154	29,183,137	196,342	897,336
Fidelity Series Small Cap Discovery Fund Class F	63,793,950	21,151,042	9,244,156	225,435	68,050,543
Fidelity Series Small Cap Opportunities Fund Class F	196,165,923	60,715,442	29,948,857	1,072,482	204,035,803
Fidelity Series Stock Selector Large Cap Value Fund Class F	313,563,460	111,181,063	42,147,891	5,625,397	333,925,656
Total	$4,855,321,253	$1,613,301,360	$725,765,693	$81,983,283	$5,301,124,444

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $5,174,537,788) — See accompanying schedule		$5,301,124,444
Receivable for investments sold		32,987,644
Receivable for fund shares sold		11,663,778
Total assets		5,345,775,866
Liabilities
Payable for investments purchased	$42,279,690
Payable for fund shares redeemed	2,371,314
Transfer agent fees payable	201,069
Total liabilities		44,852,073
Net Assets		$5,300,923,793
Net Assets consist of:
Paid in capital		$5,080,674,091
Undistributed net investment income		3,222,114
Accumulated undistributed net realized gain (loss) on investments		90,440,932
Net unrealized appreciation (depreciation) on investments		126,586,656
Net Assets, for 347,105,954 shares outstanding		$5,300,923,793
Net Asset Value, offering price and redemption price per share ($5,300,923,793 ÷ 347,105,954 shares)		$15.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$81,983,283
Expenses
Transfer agent fees	$2,327,726
Independent trustees' compensation	20,842
Total expenses		2,348,568
Net investment income (loss)		79,634,715
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,614,532)
Capital gain distributions from underlying funds	193,407,007
Total net realized gain (loss)		180,792,475
Change in net unrealized appreciation (depreciation) on underlying funds		(429,117,950)
Net gain (loss)		(248,325,475)
Net increase (decrease) in net assets resulting from operations		$(168,690,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,634,715	$76,199,105
Net realized gain (loss)	180,792,475	144,961,532
Change in net unrealized appreciation (depreciation)	(429,117,950)	120,621,752
Net increase (decrease) in net assets resulting from operations	(168,690,760)	341,782,389
Distributions to shareholders from net investment income	(80,071,316)	(123,727,434)
Distributions to shareholders from net realized gain	(182,049,358)	(280,338,195)
Total distributions	(262,120,674)	(404,065,629)
Share transactions
Proceeds from sales of shares	2,044,349,172	1,934,879,948
Reinvestment of distributions	262,120,674	404,065,629
Cost of shares redeemed	(1,429,888,301)	(1,371,749,697)
Net increase (decrease) in net assets resulting from share transactions	876,581,545	967,195,880
Total increase (decrease) in net assets	445,770,111	904,912,640
Net Assets
Beginning of period	4,855,153,682	3,950,241,042
End of period (including undistributed net investment income of $3,222,114 and undistributed net investment income of $3,658,715, respectively)	$5,300,923,793	$4,855,153,682
Other Information
Shares
Sold	130,157,193	117,558,771
Issued in reinvestment of distributions	16,318,539	25,322,033
Redeemed	(90,608,508)	(83,294,106)
Net increase (decrease)	55,867,224	59,586,698

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2050 Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.67	$17.05	$15.07	$14.11	$14.77
Income from Investment Operations
Net investment income (loss)A	.25	.29	.24	.27	.24
Net realized and unrealized gain (loss)	(.80)	.98	2.07	1.13	(.27)
Total from investment operations	(.55)	1.27	2.31	1.40	(.03)
Distributions from net investment income	(.25)	(.48)	(.02)	(.25)	(.19)
Distributions from net realized gain	(.60)	(1.17)	(.31)	(.20)	(.44)
Total distributions	(.85)	(1.65)	(.33)	(.44)B	(.63)
Net asset value, end of period	$15.27	$16.67	$17.05	$15.07	$14.11
Total Return	(3.52)%	8.09%	15.60%	10.26%	.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.61%	1.75%	1.49%	1.94%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,300,924	$4,855,154	$3,950,241	$2,918,045	$1,705,495
Portfolio turnover rateC	15%	17%	48%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.3
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.5
Fidelity Series Blue Chip Growth Fund Class F	5.0	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	9.8
Fidelity Series Growth & Income Fund Class F	7.4	7.5
Fidelity Series Growth Company Fund Class F	8.7	8.4
Fidelity Series Intrinsic Opportunities Fund Class F	5.4	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	4.9
Fidelity Series Real Estate Equity Fund Class F	0.9	0.9
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	3.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.4
	65.2	65.5
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	8.0
Fidelity Series International Growth Fund Class F	9.1	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	8.9	8.9
	29.5	27.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.3
Fidelity Series High Income Fund Class F	2.9	3.4
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.3	5.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.0	0.7
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.0	1.0
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.2%
International Equity Funds	29.5%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.5%
International Equity Funds	27.8%
Bond Funds	5.7%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2055 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	2,367,338	$31,840,693
Fidelity Series 1000 Value Index Fund Class F (a)	1,738,377	17,957,432
Fidelity Series All-Sector Equity Fund Class F (a)	7,972,838	100,298,308
Fidelity Series Blue Chip Growth Fund Class F (a)	6,411,845	69,568,514
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,667,997	18,119,907
Fidelity Series Equity-Income Fund Class F (a)	11,724,210	134,711,174
Fidelity Series Growth & Income Fund Class F (a)	8,303,432	103,294,695
Fidelity Series Growth Company Fund Class F (a)	10,032,688	122,398,793
Fidelity Series Intrinsic Opportunities Fund Class F (a)	5,355,850	75,785,277
Fidelity Series Opportunistic Insights Fund Class F (a)	4,608,899	67,151,661
Fidelity Series Real Estate Equity Fund Class F (a)	877,037	12,374,986
Fidelity Series Small Cap Discovery Fund Class F (a)	1,803,036	17,994,303
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,445,816	54,016,664
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	8,039,511	88,836,599
TOTAL DOMESTIC EQUITY FUNDS
(Cost $920,076,683)		914,349,006

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund Class F (a)	8,830,171	131,834,459
Fidelity Series International Growth Fund Class F (a)	9,519,277	127,082,347
Fidelity Series International Small Cap Fund Class F (a)	1,974,988	29,763,064
Fidelity Series International Value Fund Class F (a)	13,699,918	125,354,254
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $435,631,279)		414,034,124

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	946,002	8,977,559
Fidelity Series Floating Rate High Income Fund Class F (a)	393,015	3,529,277
Fidelity Series High Income Fund Class F (a)	4,697,248	40,725,138
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	721,416	7,134,800
Fidelity Series Investment Grade Bond Fund Class F (a)	621,402	7,028,055
Fidelity Series Real Estate Income Fund Class F (a)	645,627	7,024,423
TOTAL BOND FUNDS
(Cost $80,284,569)		74,419,252

Short-Term Funds - 0.0%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	455,531	455,531
Fidelity Series Short-Term Credit Fund Class F (a)	24,442	244,180
TOTAL SHORT-TERM FUNDS
(Cost $698,502)		699,711
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,436,691,033)		1,403,502,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,291)
NET ASSETS - 100%		$1,403,449,802

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$7,780,101	$5,822,360	$13,146,930	$13,518	$455,531
Fidelity Series 100 Index Fund Class F	22,076,639	13,467,058	4,159,886	641,256	31,840,693
Fidelity Series 1000 Value Index Fund Class F	12,574,387	8,418,617	1,973,088	389,924	17,957,432
Fidelity Series All-Sector Equity Fund Class F	72,348,012	49,937,832	12,534,494	937,776	100,298,308
Fidelity Series Blue Chip Growth Fund Class F	56,160,751	38,421,524	16,520,917	173,772	69,568,514
Fidelity Series Commodity Strategy Fund Class F	7,598,824	12,807,595	710,157	--	18,119,907
Fidelity Series Emerging Markets Debt Fund Class F	5,513,325	3,994,530	414,223	452,235	8,977,559
Fidelity Series Emerging Markets Fund Class F	74,776,974	70,154,856	3,603,164	1,382,286	131,834,459
Fidelity Series Equity-Income Fund Class F	93,920,725	63,014,825	12,496,719	2,980,480	134,711,174
Fidelity Series Floating Rate High Income Fund Class F	4,640,111	1,628,656	2,490,432	167,301	3,529,277
Fidelity Series Growth & Income Fund Class F	72,045,256	46,921,271	9,042,946	1,703,944	103,294,695
Fidelity Series Growth Company Fund Class F	81,304,718	44,211,866	--	425,161	122,398,793
Fidelity Series High Income Fund Class F	32,792,039	16,456,644	4,281,537	2,210,888	40,725,138
Fidelity Series Inflation-Protected Bond Index Fund Class F	709,208	7,083,827	827,165	6,360	7,134,800
Fidelity Series International Growth Fund Class F	87,726,158	53,773,295	6,851,038	1,360,949	127,082,347
Fidelity Series International Small Cap Fund Class F	20,077,314	13,578,778	2,706,761	265,216	29,763,064
Fidelity Series International Value Fund Class F	86,418,742	55,577,500	5,989,804	2,404,838	125,354,254
Fidelity Series Intrinsic Opportunities Fund Class F	48,084,803	32,434,262	1,429,728	998,162	75,785,277
Fidelity Series Investment Grade Bond Fund Class F	5,399,515	14,130,696	12,415,583	205,075	7,028,055
Fidelity Series Opportunistic Insights Fund Class F	47,074,969	30,629,629	7,543,005	113,739	67,151,661
Fidelity Series Real Estate Equity Fund Class F	8,671,410	6,589,932	2,601,421	202,752	12,374,986
Fidelity Series Real Estate Income Fund Class F	4,639,636	2,814,892	260,635	278,975	7,024,423
Fidelity Series Short-Term Credit Fund Class F	5,540,036	1,229,307	6,494,755	43,311	244,180
Fidelity Series Small Cap Discovery Fund Class F	12,792,986	8,696,612	1,858,947	52,108	17,994,303
Fidelity Series Small Cap Opportunities Fund Class F	39,386,727	25,393,648	5,761,082	247,934	54,016,664
Fidelity Series Stock Selector Large Cap Value Fund Class F	63,241,001	45,203,712	8,695,412	1,339,805	88,836,599
Total	$973,294,367	$672,393,724	$144,809,829	$18,997,765	$1,403,502,093

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $1,436,691,033) — See accompanying schedule		$1,403,502,093
Receivable for investments sold		9,696,197
Receivable for fund shares sold		5,183,591
Total assets		1,418,381,881
Liabilities
Payable for investments purchased	$13,801,113
Payable for fund shares redeemed	1,078,493
Transfer agent fees payable	52,473
Total liabilities		14,932,079
Net Assets		$1,403,449,802
Net Assets consist of:
Paid in capital		$1,413,598,203
Undistributed net investment income		743,394
Accumulated undistributed net realized gain (loss) on investments		22,297,145
Net unrealized appreciation (depreciation) on investments		(33,188,940)
Net Assets, for 124,095,667 shares outstanding		$1,403,449,802
Net Asset Value, offering price and redemption price per share ($1,403,449,802 ÷ 124,095,667 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$18,997,765
Expenses
Transfer agent fees	$533,664
Independent trustees' compensation	4,673
Total expenses		538,337
Net investment income (loss)		18,459,428
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(4,861,853)
Capital gain distributions from underlying funds	45,633,239
Total net realized gain (loss)		40,771,386
Change in net unrealized appreciation (depreciation) on underlying funds		(92,514,314)
Net gain (loss)		(51,742,928)
Net increase (decrease) in net assets resulting from operations		$(33,283,500)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,459,428	$13,162,787
Net realized gain (loss)	40,771,386	25,197,602
Change in net unrealized appreciation (depreciation)	(92,514,314)	20,564,211
Net increase (decrease) in net assets resulting from operations	(33,283,500)	58,924,600
Distributions to shareholders from net investment income	(18,415,927)	(17,897,594)
Distributions to shareholders from net realized gain	(34,769,994)	(29,749,905)
Total distributions	(53,185,921)	(47,647,499)
Share transactions
Proceeds from sales of shares	827,659,879	642,055,771
Reinvestment of distributions	53,185,921	47,647,499
Cost of shares redeemed	(364,187,946)	(277,019,718)
Net increase (decrease) in net assets resulting from share transactions	516,657,854	412,683,552
Total increase (decrease) in net assets	430,188,433	423,960,653
Net Assets
Beginning of period	973,261,369	549,300,716
End of period (including undistributed net investment income of $743,394 and undistributed net investment income of $699,894, respectively)	$1,403,449,802	$973,261,369
Other Information
Shares
Sold	71,572,505	53,192,518
Issued in reinvestment of distributions	4,493,278	4,039,174
Redeemed	(31,260,290)	(22,933,630)
Net increase (decrease)	44,805,493	34,298,062

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2055 Fund

Years ended March 31,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$12.21	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.21	.17	.22	.14
Net realized and unrealized gain (loss)	(.59)	.72	1.53	.79	(.11)
Total from investment operations	(.40)	.93	1.70	1.01	.03
Distributions from net investment income	(.18)	(.30)	(.01)	(.15)	(.10)
Distributions from net realized gain	(.38)	(.57)	(.12)	(.06)	(.08)
Total distributions	(.56)	(.87)	(.13)	(.21)	(.19)C
Net asset value, end of period	$11.31	$12.27	$12.21	$10.64	$9.84
Total ReturnD	(3.47)%	8.03%	16.15%	10.48%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%G
Net investment income (loss)	1.63%	1.78%	1.50%	2.17%	1.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,403,450	$973,261	$549,301	$208,573	$24,870
Portfolio turnover rateE	13%	16%	45%	27%	7%G

 A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series 100 Index Fund Class F	2.3	2.4
Fidelity Series 1000 Value Index Fund Class F	1.3	1.3
Fidelity Series All-Sector Equity Fund Class F	7.1	7.6
Fidelity Series Blue Chip Growth Fund Class F	4.9	5.3
Fidelity Series Commodity Strategy Fund Class F	1.3	0.8
Fidelity Series Equity-Income Fund Class F	9.6	10.0
Fidelity Series Growth & Income Fund Class F	7.3	7.6
Fidelity Series Growth Company Fund Class F	8.6	7.4
Fidelity Series Intrinsic Opportunities Fund Class F	5.6	5.2
Fidelity Series Opportunistic Insights Fund Class F	4.8	5.0
Fidelity Series Real Estate Equity Fund Class F	0.9	1.0
Fidelity Series Small Cap Discovery Fund Class F	1.3	1.3
Fidelity Series Small Cap Opportunities Fund Class F	3.8	4.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	6.3	6.5
	65.1	65.4
International Equity Funds
Fidelity Series Emerging Markets Fund Class F	9.4	8.0
Fidelity Series International Growth Fund Class F	9.0	8.9
Fidelity Series International Small Cap Fund Class F	2.1	2.0
Fidelity Series International Value Fund Class F	9.0	9.0
	29.5	27.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.3
Fidelity Series High Income Fund Class F	3.0	3.2
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	0.2
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	5.3	5.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F 0.39%	0.1	0.8
Fidelity Series Short-Term Credit Fund Class F	0.0	0.3
	0.1	1.1
Net Other Assets (Liabilities)
Net Other Assets	0.0	0.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.4%
International Equity Funds	27.9%
Bond Funds	5.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom K® 2060 Fund

Investments March 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 65.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (a)	150,538	$2,024,736
Fidelity Series 1000 Value Index Fund Class F (a)	110,395	1,140,384
Fidelity Series All-Sector Equity Fund Class F (a)	507,622	6,385,886
Fidelity Series Blue Chip Growth Fund Class F (a)	408,491	4,432,129
Fidelity Series Commodity Strategy Fund Class F (a)(b)	232,745	1,149,762
Fidelity Series Equity-Income Fund Class F (a)	746,783	8,580,542
Fidelity Series Growth & Income Fund Class F (a)	528,602	6,575,813
Fidelity Series Growth Company Fund Class F (a)	628,413	7,666,635
Fidelity Series Intrinsic Opportunities Fund Class F (a)	352,130	4,982,637
Fidelity Series Opportunistic Insights Fund Class F (a)	293,336	4,273,907
Fidelity Series Real Estate Equity Fund Class F (a)	55,864	788,241
Fidelity Series Small Cap Discovery Fund Class F (a)	114,507	1,142,780
Fidelity Series Small Cap Opportunities Fund Class F (a)	282,903	3,437,265
Fidelity Series Stock Selector Large Cap Value Fund Class F (a)	508,689	5,621,011
TOTAL DOMESTIC EQUITY FUNDS
(Cost $59,617,731)		58,201,728

International Equity Funds - 29.5%
Fidelity Series Emerging Markets Fund Class F (a)	561,805	8,387,755
Fidelity Series International Growth Fund Class F (a)	603,931	8,062,474
Fidelity Series International Small Cap Fund Class F (a)	124,848	1,881,464
Fidelity Series International Value Fund Class F (a)	874,733	8,003,809
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,008,488)		26,335,502

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (a)	58,263	552,919
Fidelity Series Floating Rate High Income Fund Class F (a)	24,748	222,236
Fidelity Series High Income Fund Class F (a)	305,812	2,651,390
Fidelity Series Inflation-Protected Bond Index Fund Class F (a)	45,930	454,250
Fidelity Series Investment Grade Bond Fund Class F (a)	39,551	447,320
Fidelity Series Real Estate Income Fund Class F (a)	39,824	433,286
TOTAL BOND FUNDS
(Cost $4,854,135)		4,761,401

Short-Term Funds - 0.1%
Fidelity Institutional Money Market Portfolio Class F 0.39% (a)(c)	28,941	28,941
Fidelity Series Short-Term Credit Fund Class F (a)	1,562	15,606
TOTAL SHORT-TERM FUNDS
(Cost $44,438)		44,547
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,524,792)		89,343,178
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,204)
NET ASSETS - 100%		$89,339,974

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F 0.39%	$74,288	$568,552	$613,899	$472	$28,941
Fidelity Series 100 Index Fund Class F	191,241	2,061,757	263,729	30,725	2,024,736
Fidelity Series 1000 Value Index Fund Class F	108,383	1,193,126	134,801	19,084	1,140,384
Fidelity Series All-Sector Equity Fund Class F	621,439	6,846,704	747,718	44,553	6,385,886
Fidelity Series Blue Chip Growth Fund Class F	486,459	5,214,102	988,017	6,234	4,432,129
Fidelity Series Commodity Strategy Fund Class F	63,430	1,159,187	25,473	--	1,149,762
Fidelity Series Emerging Markets Debt Fund Class F	45,326	524,939	21,634	16,643	552,919
Fidelity Series Emerging Markets Fund Class F	627,343	8,051,232	253,260	61,735	8,387,755
Fidelity Series Equity-Income Fund Class F	813,879	8,834,917	822,678	96,917	8,580,542
Fidelity Series Floating Rate High Income Fund Class F	39,573	238,842	47,377	5,852	222,236
Fidelity Series Growth & Income Fund Class F	620,700	6,665,600	577,638	53,038	6,575,813
Fidelity Series Growth Company Fund Class F	522,443	7,216,284	--	17,152	7,666,635
Fidelity Series High Income Fund Class F	264,831	2,635,588	131,407	81,636	2,651,390
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,464	456,084	20,341	317	454,250
Fidelity Series International Growth Fund Class F	728,661	7,818,104	239,221	60,657	8,062,474
Fidelity Series International Small Cap Fund Class F	167,981	1,820,924	62,740	11,886	1,881,464
Fidelity Series International Value Fund Class F	723,024	7,939,025	228,549	107,180	8,003,809
Fidelity Series Intrinsic Opportunities Fund Class F	424,913	4,715,748	113,553	37,881	4,982,637
Fidelity Series Investment Grade Bond Fund Class F	43,493	853,464	452,978	7,827	447,320
Fidelity Series Opportunistic Insights Fund Class F	409,138	4,498,896	507,233	5,425	4,273,907
Fidelity Series Real Estate Equity Fund Class F	74,247	852,652	172,491	8,402	788,241
Fidelity Series Real Estate Income Fund Class F	38,651	406,367	11,090	10,566	433,286
Fidelity Series Short-Term Credit Fund Class F	35,311	203,763	222,795	1,242	15,606
Fidelity Series Small Cap Discovery Fund Class F	109,607	1,194,589	127,596	2,034	1,142,780
Fidelity Series Small Cap Opportunities Fund Class F	331,301	3,582,235	357,111	9,826	3,437,265
Fidelity Series Stock Selector Large Cap Value Fund Class F	542,431	6,054,516	604,761	63,572	5,621,011
Total	$8,115,557	$91,607,197	$7,748,090	$760,856	$89,343,178

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom K® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (cost $91,524,792) — See accompanying schedule		$89,343,178
Receivable for investments sold		577,777
Receivable for fund shares sold		578,075
Total assets		90,499,030
Liabilities
Payable for investments purchased	$1,096,020
Payable for fund shares redeemed	59,787
Transfer agent fees payable	3,249
Total liabilities		1,159,056
Net Assets		$89,339,974
Net Assets consist of:
Paid in capital		$90,492,807
Undistributed net investment income		43,857
Accumulated undistributed net realized gain (loss) on investments		984,924
Net unrealized appreciation (depreciation) on investments		(2,181,614)
Net Assets, for 9,083,106 shares outstanding		$89,339,974
Net Asset Value, offering price and redemption price per share ($89,339,974 ÷ 9,083,106 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2016
Investment Income
Income distributions from underlying funds		$760,856
Expenses
Transfer agent fees	$19,594
Independent trustees' compensation	151
Total expenses		19,745
Net investment income (loss)		741,111
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(445,371)
Capital gain distributions from underlying funds	2,001,877
Total net realized gain (loss)		1,556,506
Change in net unrealized appreciation (depreciation) on underlying funds		(2,186,118)
Net gain (loss)		(629,612)
Net increase (decrease) in net assets resulting from operations		$111,499

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$741,111	$4,341
Net realized gain (loss)	1,556,506	25,454
Change in net unrealized appreciation (depreciation)	(2,186,118)	4,504
Net increase (decrease) in net assets resulting from operations	111,499	34,299
Distributions to shareholders from net investment income	(699,611)	(1,984)
Distributions to shareholders from net realized gain	(595,478)	(1,557)
Total distributions	(1,295,089)	(3,541)
Share transactions
Proceeds from sales of shares	102,207,896	8,469,274
Reinvestment of distributions	1,295,089	3,541
Cost of shares redeemed	(21,094,836)	(388,158)
Net increase (decrease) in net assets resulting from share transactions	82,408,149	8,084,657
Total increase (decrease) in net assets	81,224,559	8,115,415
Net Assets
Beginning of period	8,115,415	–
End of period (including undistributed net investment income of $43,857 and undistributed net investment income of $2,357, respectively)	$89,339,974	$8,115,415
Other Information
Shares
Sold	10,315,507	814,547
Issued in reinvestment of distributions	129,296	346
Redeemed	(2,139,479)	(37,111)
Net increase (decrease)	8,305,324	777,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Freedom K 2060 Fund

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.05
Net realized and unrealized gain (loss)	(.52)	.55
Total from investment operations	(.35)	.60
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.12)	(.07)
Total distributions	(.24)	(.17)C
Net asset value, end of period	$9.84	$10.43
Total ReturnD	(3.42)%	5.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%G
Expenses net of all reductions	.05%	.05%G
Net investment income (loss)	1.78%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$89,340	$8,115
Portfolio turnover rateE	18%	15%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.073 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Freedom K Income Fund	$1,644,805,248	$54,614,739	$(30,463,075)	$24,151,664
Fidelity Freedom K 2005 Fund	407,094,556	19,926,468	(8,784,537)	11,141,931
Fidelity Freedom K 2010 Fund	2,797,952,862	196,792,004	(55,706,225)	141,085,779
Fidelity Freedom K 2015 Fund	5,290,637,595	379,018,390	(131,280,828)	247,737,562
Fidelity Freedom K 2020 Fund	15,549,658,969	1,075,423,830	(453,395,669)	622,028,161
Fidelity Freedom K 2025 Fund	12,390,139,763	841,608,306	(398,505,054)	443,103,252
Fidelity Freedom K 2030 Fund	14,708,897,729	1,176,936,019	(531,352,666)	645,583,353
Fidelity Freedom K 2035 Fund	9,654,749,334	763,830,948	(402,479,496)	361,351,452
Fidelity Freedom K 2040 Fund	10,262,466,872	854,263,819	(409,275,347)	444,988,472
Fidelity Freedom K 2045 Fund	6,125,216,716	418,726,091	(266,201,679)	152,524,412
Fidelity Freedom K 2050 Fund	5,203,909,142	329,156,859	(231,941,557)	97,215,302
Fidelity Freedom K 2055 Fund	1,443,429,423	40,082,894	(80,010,224)	(39,927,330)
Fidelity Freedom K 2060 Fund	91,974,751	1,710,482	(4,342,055)	(2,631,573)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K Income Fund	$2,316,553	$7,847,643	$24,151,664
Fidelity Freedom K 2005 Fund	1,699,081	3,713,549	11,141,931
Fidelity Freedom K 2010 Fund	10,648,511	35,109,233	141,085,779
Fidelity Freedom K 2015 Fund	18,242,590	73,750,979	247,737,562
Fidelity Freedom K 2020 Fund	45,391,532	252,175,162	622,028,161
Fidelity Freedom K 2025 Fund	32,509,353	215,884,324	443,103,252
Fidelity Freedom K 2030 Fund	22,966,108	323,678,474	645,583,353
Fidelity Freedom K 2035 Fund	5,429,326	232,851,715	361,351,452
Fidelity Freedom K 2040 Fund	6,371,783	249,052,522	444,988,472
Fidelity Freedom K 2045 Fund	4,885,778	142,728,948	152,524,412
Fidelity Freedom K 2050 Fund	4,495,897	118,538,505	97,215,302
Fidelity Freedom K 2055 Fund	1,030,413	28,748,515	(39,927,330)
Fidelity Freedom K 2060 Fund	68,372	1,410,368	(2,631,573)

The tax character of distributions paid was as follows:

March 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K Income Fund	$39,050,106	$32,564,148	$71,614,254
Fidelity Freedom K 2005 Fund	9,246,076	10,620,024	19,866,100
Fidelity Freedom K 2010 Fund	67,091,046	143,869,688	210,960,734
Fidelity Freedom K 2015 Fund	127,517,690	227,061,259	354,578,949
Fidelity Freedom K 2020 Fund	342,011,333	501,965,385	843,976,718
Fidelity Freedom K 2025 Fund	269,466,959	386,931,662	656,398,621
Fidelity Freedom K 2030 Fund	316,457,602	554,416,890	870,874,492
Fidelity Freedom K 2035 Fund	200,308,168	352,888,122	553,196,290
Fidelity Freedom K 2040 Fund	213,620,484	383,884,821	597,505,305
Fidelity Freedom K 2045 Fund	121,838,332	202,330,725	324,169,057
Fidelity Freedom K 2050 Fund	100,806,414	161,314,260	262,120,674
Fidelity Freedom K 2055 Fund	23,091,354	30,094,567	53,185,921
Fidelity Freedom K 2060 Fund	870,918	424,171	1,295,089

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K Income Fund	$53,805,905	$30,331,824	$84,137,729
Fidelity Freedom K 2005 Fund	22,481,943	15,197,945	37,679,888
Fidelity Freedom K 2010 Fund	228,848,337	209,256,027	438,104,364
Fidelity Freedom K 2015 Fund	383,424,222	281,769,385	665,193,607
Fidelity Freedom K 2020 Fund	947,599,920	675,258,329	1,622,858,249
Fidelity Freedom K 2025 Fund	666,991,099	487,194,169	1,154,185,268
Fidelity Freedom K 2030 Fund	859,824,028	625,382,223	1,485,206,251
Fidelity Freedom K 2035 Fund	538,245,599	407,782,082	946,027,681
Fidelity Freedom K 2040 Fund	584,025,924	469,653,780	1,053,679,704
Fidelity Freedom K 2045 Fund	301,521,331	219,660,416	521,181,747
Fidelity Freedom K 2050 Fund	236,311,024	167,754,605	404,065,629
Fidelity Freedom K 2055 Fund	35,260,749	12,386,750	47,647,499
Fidelity Freedom K 2060 Fund	3,264	277	3,541

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K Income Fund	419,552,270	690,579,414
Fidelity Freedom K 2005 Fund	119,761,659	150,829,281
Fidelity Freedom K 2010 Fund	614,901,468	1,165,491,140
Fidelity Freedom K 2015 Fund	1,069,309,432	1,872,581,856
Fidelity Freedom K 2020 Fund	3,409,666,064	3,620,362,530
Fidelity Freedom K 2025 Fund	3,223,826,182	2,407,264,619
Fidelity Freedom K 2030 Fund	3,480,905,848	2,854,803,985
Fidelity Freedom K 2035 Fund	2,432,065,551	1,655,448,348
Fidelity Freedom K 2040 Fund	2,510,273,782	1,777,924,606
Fidelity Freedom K 2045 Fund	1,788,427,311	940,963,648
Fidelity Freedom K 2050 Fund	1,613,301,360	725,765,693
Fidelity Freedom K 2055 Fund	672,393,724	144,809,829
Fidelity Freedom K 2060 Fund	91,607,197	7,748,090

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective October 1, 2015, FMR Co., Inc., an affiliate of Strategic Advisers, Inc. (SAI), replaced SAI as investment adviser to the Funds pursuant to a management contract between the Funds and FMR Co., Inc. The new contract does not impact the Funds' investment process, strategies or management fees. The Funds do not pay any fees for investment management related services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K 2020 Fund	Fidelity Freedom K 2025 Fund	Fidelity Freedom K 2030 Fund
Fidelity Series 1000 Value Index Fund	–%	–%	10%
Fidelity Series Blue Chip Growth Fund	–%	–%	11%
Fidelity Series Equity-Income Fund	–%	–%	11%
Fidelity Series Growth & Income Fund	–%	–%	11%
Fidelity Series Growth Company Fund	–%	–%	11%
Fidelity Series Inflation-Protected Bond Index Fund	10%	–%	–%
Fidelity Series International Growth Fund	–%	–%	10%
Fidelity Series International Small Cap Fund	–%	–%	10%
Fidelity Series International Value Fund	–%	–%	10%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	11%
Fidelity Series Investment Grade Bond Fund	17%	11%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	11%
Fidelity Series Short-Term Credit Fund	17%	10%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	11%
Fidelity Series Small Cap Opportunities Fund	–%	–%	10%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	51%
Fidelity Series 1000 Value Index Fund	53%
Fidelity Series All-Sector Equity Fund	52%
Fidelity Series Blue Chip Growth Fund	59%
Fidelity Series Commodity Strategy Fund	47%
Fidelity Series Emerging Markets Debt Fund	53%
Fidelity Series Emerging Markets Fund	54%
Fidelity Series Equity-Income Fund	60%
Fidelity Series Floating Rate High Income Fund	53%
Fidelity Series Growth & Income Fund	60%
Fidelity Series Growth Company Fund	60%
Fidelity Series High Income Fund	53%
Fidelity Series Inflation-Protected Bond Index Fund	44%
Fidelity Series International Growth Fund	54%
Fidelity Series International Small Cap Fund	54%
Fidelity Series International Value Fund	54%
Fidelity Series Intrinsic Opportunities Fund	60%
Fidelity Series Investment Grade Bond Fund	49%
Fidelity Series Opportunistic Insights Fund	60%
Fidelity Series Real Estate Equity Fund	52%
Fidelity Series Real Estate Income Fund	53%
Fidelity Series Short-Term Credit Fund	51%
Fidelity Series Small Cap Discovery Fund	61%
Fidelity Series Small Cap Opportunities Fund	53%
Fidelity Series Stock Selector Large Cap Value Fund	60%

6. Prior Fiscal Year Merger Information.

On July 25, 2014, the Fidelity Freedom K® Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom K® 2000 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board") on May 14, 2014. The acquisition was accomplished by an exchange of shares of the Fidelity Freedom K® Income Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the fund or its shareholders. The Target Fund's net assets of $655,598,999, including securities of $654,936,024 and unrealized appreciation of $34,639,903, were combined with the Fidelity Freedom K® Income Funds net assets of $1,523,134,246 for total net assets after the acquisition of $2,178,733,245.

Pro forma results of operations of the combined entity for the entire period ended March 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$38,720,036
Total net realized gain (loss)	34,000,241
Total change in net unrealized appreciation (depreciation)	18,092,569
Net increase (decrease) in net assets resulting from operations	$90,812,846

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom K Income Fund's accompanying Statement of Operations since July 25, 2014.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom K Income Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund and Fidelity Freedom K 2060 Fund (each a fund of Fidelity Aberdeen Street Trust) at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 240 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Fidelity Freedom K Income Fund	.05%
Actual		$1,000.00	$1,026.10	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2005 Fund	.05%
Actual		$1,000.00	$1,030.00	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2010 Fund	.05%
Actual		$1,000.00	$1,033.20	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2015 Fund	.05%
Actual		$1,000.00	$1,036.30	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2020 Fund	.05%
Actual		$1,000.00	$1,037.40	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2025 Fund	.05%
Actual		$1,000.00	$1,038.80	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2030 Fund	.05%
Actual		$1,000.00	$1,041.10	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2035 Fund	.05%
Actual		$1,000.00	$1,041.90	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2040 Fund	.05%
Actual		$1,000.00	$1,042.30	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2045 Fund	.05%
Actual		$1,000.00	$1,042.10	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2050 Fund	.05%
Actual		$1,000.00	$1,042.00	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2055 Fund	.05%
Actual		$1,000.00	$1,042.30	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25
Fidelity Freedom K 2060 Fund	.05%
Actual		$1,000.00	$1,043.00	$.26
Hypothetical-C		$1,000.00	$1,024.75	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K Income Fund	5/16/2016	5/13/2016	$0.015	$0.056
Fidelity Freedom K 2005 Fund	5/16/2016	5/13/2016	$0.053	$0.117
Fidelity Freedom K 2010 Fund	5/16/2016	5/13/2016	$0.047	$0.156
Fidelity Freedom K 2015 Fund	5/16/2016	5/13/2016	$0.044	$0.180
Fidelity Freedom K 2020 Fund	5/16/2016	5/13/2016	$0.039	$0.217
Fidelity Freedom K 2025 Fund	5/16/2016	5/13/2016	$0.033	$0.244
Fidelity Freedom K 2030 Fund	5/16/2016	5/13/2016	$0.021	$0.305
Fidelity Freedom K 2035 Fund	5/16/2016	5/13/2016	$0.008	$0.343
Fidelity Freedom K 2040 Fund	5/16/2016	5/13/2016	$0.009	$0.344
Fidelity Freedom K 2045 Fund	5/16/2016	5/13/2016	$0.009	$0.347
Fidelity Freedom K 2050 Fund	5/16/2016	5/13/2016	$0.010	$0.343
Fidelity Freedom K 2055 Fund	5/16/2016	5/13/2016	$0.006	$0.227
Fidelity Freedom K 2060 Fund	5/16/2016	5/13/2016	$0.005	$0.146

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$21,101,526
Fidelity Freedom K 2005 Fund	$7,770,583
Fidelity Freedom K 2010 Fund	$98,143,825
Fidelity Freedom K 2015 Fund	$175,604,132
Fidelity Freedom K 2020 Fund	$452,703,698
Fidelity Freedom K 2025 Fund	$372,545,823
Fidelity Freedom K 2030 Fund	$546,323,668
Fidelity Freedom K 2035 Fund	$370,160,054
Fidelity Freedom K 2040 Fund	$398,491,020
Fidelity Freedom K 2045 Fund	$222,498,391
Fidelity Freedom K 2050 Fund	$182,611,755
Fidelity Freedom K 2055 Fund	$41,636,415
Fidelity Freedom K 2060 Fund	$1,811,603

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K Income Fund	3.92%
Fidelity Freedom K 2005 Fund	2.96%
Fidelity Freedom K 2010 Fund	2.47%
Fidelity Freedom K 2015 Fund	2.03%
Fidelity Freedom K 2020 Fund	1.65%
Fidelity Freedom K 2025 Fund	1.15%
Fidelity Freedom K 2030 Fund	0.48%
Fidelity Freedom K 2035 Fund	0.07%
Fidelity Freedom K 2040 Fund	0.07%
Fidelity Freedom K 2045 Fund	0.07%
Fidelity Freedom K 2050 Fund	0.07%
Fidelity Freedom K 2055 Fund	0.07%
Fidelity Freedom K 2060 Fund	0.06%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Freedom K Income Fund
April 2015	0%
May 2015 (ex-date 5/1/15)	7%
May 2015 (ex-date 5/8/15)	14%
June 2015	14%
July 2015	14%
August 2015	14%
September 2015	14%
October 2015	14%
November 2015	14%
December 2015	14%
February 2016	0%
March 2016	0%
Fidelity Freedom K 2005 Fund
May 2015	0%
December 2015	21%
Fidelity Freedom K 2010 Fund
May 2015	4%
December 2015	25%
Fidelity Freedom K 2015 Fund
May 2015	5%
December 2015	28%
Fidelity Freedom K 2020 Fund
May 2015	7%
December 2015	31%
Fidelity Freedom K 2025 Fund
May 2015	5%
December 2015	35%
Fidelity Freedom K 2030 Fund
May 2015	2%
December 2015	42%
Fidelity Freedom K 2035 Fund
May 2015	10%
December 2015	47%
Fidelity Freedom K 2040 Fund
May 2015	10%
December 2015	47%
Fidelity Freedom K 2045 Fund
May 2015	7%
December 2015	47%
Fidelity Freedom K 2050 Fund
May 2015	8%
December 2015	47%
Fidelity Freedom K 2055 Fund
May 2015	8%
December 2015	46%
Fidelity Freedom K 2060 Fund
May 2015	19%
December 2015	46%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K Income Fund
April 2015	3%
May 2015 (ex-date 5/1/15)	13%
May 2015 (ex-date 5/8/15)	23%
June 2015	23%
July 2015	23%
August 2015	23%
September 2015	23%
October 2015	23%
November 2015	23%
December 2015	23%
February 2016	0%
March 2016	0%
Fidelity Freedom K 2005 Fund
May 2015	3%
December 2015	35%
Fidelity Freedom K 2010 Fund
May 2015	5%
December 2015	40%
Fidelity Freedom K 2015 Fund
May 2015	6%
December 2015	46%
Fidelity Freedom K 2020 Fund
May 2015	8%
December 2015	51%
Fidelity Freedom K 2025 Fund
May 2015	6%
December 2015	58%
Fidelity Freedom K 2030 Fund
May 2015	9%
December 2015	70%
Fidelity Freedom K 2035 Fund
May 2015	12%
December 2015	77%
Fidelity Freedom K 2040 Fund
May 2015	12%
December 2015	77%
Fidelity Freedom K 2045 Fund
May 2015	10%
December 2015	77%
Fidelity Freedom K 2050 Fund
May 2015	9%
December 2015	78%
Fidelity Freedom K 2055 Fund
May 2015	9%
December 2015	77%
Fidelity Freedom K 2060 Fund
May 2015	27%
December 2015	79%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

FF-K-ANN-0516
1.892598.106

Item 2.

Code of Ethics

As of the end of the period, March 31, 2016, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2005 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2010 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2015 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2020 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2025 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2030 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2035 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2040 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2045 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2050 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2055 Fund	$22,000	$-	$5,100	$600
Fidelity Advisor Freedom 2060 Fund	$22,000	$-	$5,100	$600
Fidelity Freedom Index Income Fund	$28,000	$-	$4,900	$600
Fidelity Freedom Index 2005 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2015 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2020 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2025 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2030 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2035 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2040 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2045 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2050 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2055 Fund	$22,000	$-	$4,900	$600
Fidelity Freedom Index 2060 Fund	$21,000	$-	$5,100	$600

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2045 Fund	$21,000	$-	$5,800	$600
Fidelity Advisor Freedom 2050 Fund	$21,000	$-	$5,800	$600
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2060 Fund	$15,000	$-	$4,700	$400
Fidelity Freedom Index Income Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2005 Fund	$17,000	$-	$4,900	$600
Fidelity Freedom Index 2010 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2015 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2020 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2025 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2030 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2035 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2040 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2045 Fund	$17,000	$-	$5,000	$600
Fidelity Freedom Index 2050 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2055 Fund	$17,000	$-	$4,700	$600
Fidelity Freedom Index 2060 Fund	$12,000	$-	$4,700	$400

A  Amounts may reflect rounding.

B  Fidelity Advisor Freedom 2060 Fund and Fidelity Freedom Index 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, Fidelity Freedom K® 2055 Fund and Fidelity Freedom K® 2060 Fund (the “Funds”):

Services Billed by PwC

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2005 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2010 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2015 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2020 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2025 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2030 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2035 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2040 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2045 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2050 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2055 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom 2060 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® Income Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2005 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2010 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2015 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2020 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2025 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2030 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2035 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2040 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2045 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2050 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2055 Fund	$26,000	$-	$3,100	$1,300
Fidelity Freedom K® 2060 Fund	$26,000	$-	$3,100	$1,300

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$23,000	$-	$2,600	$-
Fidelity Freedom 2005 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2010 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2015 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2020 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2025 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom 2055 Fund	$24,000	$-	$2,600	$-
Fidelity Freedom 2060 Fund	$16,000	$-	$2,500	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,600	$-
Fidelity Freedom K® 2055 Fund	$24,000	$-	$2,600	$-
Fidelity Freedom K® 2060 Fund	$16,000	$-	$2,500	$-

A Amounts may reflect rounding.

B  Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2016A	March 31, 2015A,B
Audit-Related Fees	$40,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2060 Fund and Fidelity Freedom Index 2060 Fund’s commencement operations.

Services Billed by PwC

	March 31, 2016A	March 31, 2015A,B
Audit-Related Fees	$5,695,000	$5,900,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund’s commencement operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2016 A	March 31, 2015 A,B,C
Deloitte Entities	$240,000	$1,505,000
PwC	$6,205,000	$8,155,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2060 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom K® 2060 Fund’s commencement operations.

C Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016